American Funds Insurance Series®
Global Growth Fund
Investment portfolio
March 31, 2021
unaudited
Common stocks 92.99% Information technology 32.06%	Shares	Value (000)
ASML Holding NV1	591,992	$361,079
ASML Holding NV (New York registered) (ADR)	458,500	283,059
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	24,817,000	516,030
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	140,000	16,559
Microsoft Corp.	1,902,900	448,647
PayPal Holdings, Inc.[2]	800,963	194,506
Adyen NV1,2	61,500	137,877
Paycom Software, Inc.[2]	357,000	132,111
Broadcom Inc.	233,350	108,195
Adobe Inc.[2]	135,000	64,175
Samsung Electronics Co., Ltd.[1]	785,100	56,709
Zendesk, Inc.[2]	419,500	55,634
PagSeguro Digital Ltd., Class A2	1,094,000	50,652
Amphenol Corp., Class A	747,000	49,280
EPAM Systems, Inc.[2]	105,240	41,748
Keyence Corp.[1]	72,300	33,001
Mastercard Inc., Class A	67,500	24,033
Advanced Micro Devices, Inc.[2]	301,500	23,668
Hexagon AB, Class B1	240,000	22,133
TeamViewer AG1,2	428,000	18,288
Network International Holdings PLC[1,2]	3,173,000	18,095
Amadeus IT Group SA, Class A, non-registered shares[1,2]	212,301	15,028
Visa Inc., Class A	70,197	14,863
Worldline SA, non-registered shares[1,2]	152,800	12,805
Jack Henry & Associates, Inc.	69,400	10,529
		2,708,704
Consumer discretionary 18.23%
Amazon.com, Inc.[2]	144,050	445,702
Chipotle Mexican Grill, Inc.[2]	120,700	171,493
LVMH Moët Hennessy-Louis Vuitton SE1	158,900	105,890
Domino’s Pizza, Inc.	230,200	84,665
Ocado Group PLC[1,2]	2,881,000	80,838
Floor & Decor Holdings, Inc., Class A2	751,166	71,721
NIKE, Inc., Class B	383,100	50,910
Prosus NV1	447,800	49,925
Renault SA1,2	1,100,000	47,510
Coupang, Inc., Class A2,3	906,542	44,738
Naspers Ltd., Class N1	122,700	29,425
Home Depot, Inc.	92,275	28,167
Meituan, Class B1,2	699,700	26,955
Sony Group Corp.[1]	243,000	25,583
Alibaba Group Holding Ltd.[1,2]	883,000	24,987
XPeng Inc., Class A (ADR)[2]	671,711	24,524
MercadoLibre, Inc.[2]	16,400	24,143
Stellantis NV1	1,327,055	23,466
MGM China Holdings, Ltd.[1]	12,708,000	22,631
American Funds Insurance Series — Global Growth Fund — Page 1 of 240

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Wynn Macau, Ltd.[1]	10,510,400	$20,485
IDP Education Ltd.[1]	1,119,000	20,387
Booking Holdings Inc.[2]	8,400	19,571
Entain PLC[1,2]	887,000	18,569
EssilorLuxottica[1]	102,335	16,667
Melco Resorts & Entertainment Ltd. (ADR)[2]	835,000	16,625
JD Health International Inc.[1,2]	893,550	12,915
Moncler SpA[1,2]	217,370	12,487
Marriott International, Inc., Class A2	74,000	10,960
THG PLC[1,2]	1,026,870	8,828
		1,540,767
Health care 11.21%
UnitedHealth Group Inc.	259,600	96,589
DexCom, Inc.[2]	253,000	90,926
Cigna Corp.	316,600	76,535
Mettler-Toledo International Inc.[2]	65,000	75,120
AstraZeneca PLC[1]	674,300	67,241
Pfizer Inc.	1,699,000	61,555
Fisher & Paykel Healthcare Corp. Ltd.[1]	2,550,000	57,257
Merck & Co., Inc.	620,000	47,796
NovoCure Ltd.[2]	340,000	44,941
Silk Road Medical, Inc.[2]	702,000	35,556
Regeneron Pharmaceuticals, Inc.[2]	64,200	30,376
Tandem Diabetes Care, Inc.[2]	285,000	25,151
Danaher Corp.	110,000	24,759
Humana Inc.	55,000	23,059
Bayer AG1	363,860	23,025
Catalent, Inc.[2]	200,000	21,062
Zoetis Inc., Class A	130,000	20,473
bioMérieux SA1	135,000	17,209
Eli Lilly and Company	92,000	17,188
Olympus Corp.[1]	796,800	16,529
Teladoc Health, Inc.[2]	79,000	14,358
Novartis AG1	165,600	14,146
Sanofi[1]	135,000	13,343
Rede D’Or Sao Luiz SA	1,060,000	12,224
Vertex Pharmaceuticals Inc.[2]	49,500	10,637
Coloplast A/S, Class B1	55,750	8,393
Viatris Inc.[2]	110,678	1,546
		946,994
Financials 9.69%
AIA Group Ltd.[1]	12,338,700	150,107
Tradeweb Markets Inc., Class A	1,685,360	124,717
MarketAxess Holdings Inc.	151,400	75,385
Kotak Mahindra Bank Ltd.[1,2]	3,018,964	72,591
JPMorgan Chase & Co.	438,700	66,783
AXA SA1	1,692,893	45,388
Prudential PLC[1]	1,773,082	37,589
Citigroup Inc.	497,600	36,200
Moscow Exchange MICEX-RTS PJSC[1]	12,640,000	29,047
Société Générale[1,2]	1,011,450	26,429
BlackRock, Inc.	26,500	19,980
Willis Towers Watson PLC	73,000	16,708
American Funds Insurance Series — Global Growth Fund — Page 2 of 240

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
QBE Insurance Group Ltd.[1]	2,132,000	$15,658
CME Group Inc., Class A	76,437	15,611
HDFC Life Insurance Company Ltd.[1,2]	1,589,691	15,171
Bank of America Corp.	385,000	14,896
FinecoBank SpA[1,2]	893,000	14,653
Macquarie Group Ltd.[1]	101,500	11,768
Banco Santander, SA1	2,946,020	10,013
Sberbank of Russia PJSC (ADR)[1]	645,500	9,948
Lufax Holding Ltd. (ADR)[2,3]	680,000	9,874
		818,516
Communication services 8.60%
Alphabet Inc., Class A2	95,500	196,971
Alphabet Inc., Class C2	63,852	132,086
Tencent Holdings Ltd.[1]	2,028,000	159,881
Facebook, Inc., Class A2	395,600	116,516
Bilibili Inc., Class Z1,2	284,200	30,269
Altice USA, Inc., Class A2	751,200	24,437
Sea Ltd., Class A (ADR)[2]	95,851	21,397
Twitter, Inc.[2]	252,000	16,035
Kuaishou Technology, Class B1,2,4,5	571,000	15,865
Kuaishou Technology, Class B1,2	900	31
Bumble Inc., Class A2	217,500	13,568
		727,056
Consumer staples 6.14%
British American Tobacco PLC[1]	2,921,900	111,760
Kweichow Moutai Co., Ltd., Class A1	269,957	82,975
Philip Morris International Inc.	919,500	81,596
Altria Group, Inc.	1,248,500	63,873
Keurig Dr Pepper Inc.	1,624,000	55,817
Nestlé SA1	365,950	40,787
Walgreens Boots Alliance, Inc.	657,651	36,105
Associated British Foods PLC[1,2]	595,000	19,816
Costco Wholesale Corp.	42,170	14,864
Mondelez International, Inc.	192,000	11,238
		518,831
Industrials 3.51%
DSV Panalpina A/S1	201,000	39,415
MTU Aero Engines AG1	167,000	39,305
Airbus SE, non-registered shares[1,2]	327,000	37,038
Alliance Global Group, Inc.[1]	135,603,500	29,778
GT Capital Holdings, Inc.[1]	2,454,611	26,376
Safran SA1,2	164,000	22,326
NIBE Industrier AB, Class B1	685,000	21,245
Country Garden Services Holdings Co., Ltd.[1]	2,003,000	20,429
Nidec Corp.[1]	149,100	18,213
General Electric Co.	1,260,000	16,544
SMC Corp.[1]	22,500	13,128
Boeing Company[2]	51,300	13,067
		296,864
American Funds Insurance Series — Global Growth Fund — Page 3 of 240

unaudited
Common stocks (continued) Materials 1.79%	Shares	Value (000)
Sherwin-Williams Company	153,900	$113,580
Shin-Etsu Chemical Co., Ltd.[1]	119,500	20,191
Koninklijke DSM NV1	101,700	17,209
		150,980
Energy 1.08%
Reliance Industries Ltd.[1]	1,623,617	44,627
Reliance Industries Ltd., interim shares[1]	106,956	1,600
Gazprom PJSC (ADR)[1]	4,173,000	24,899
LUKOIL Oil Co. PJSC (ADR)[1]	246,300	19,924
		91,050
Real estate 0.37%
Goodman Logistics (HK) Ltd. REIT[1]	1,276,503	17,585
ESR Cayman Ltd.[1,2]	4,100,000	13,478
		31,063
Utilities 0.31%
Ørsted AS1	161,450	26,120
Total common stocks (cost: $3,696,347,000)		7,856,945
Preferred securities 3.11% Health care 2.13%
Sartorius AG, nonvoting preferred, non-registered shares[1]	360,500	179,759
Information technology 0.98%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	1,289,000	83,396
Total preferred securities (cost: $70,623,000)		263,155
Short-term securities 4.30% Money market investments 3.92%
Capital Group Central Cash Fund 0.08%[6,7]	3,306,464	330,680
Money market investments purchased from securities lending collateral 0.38%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[6,8]	25,954,120	25,954
Capital Group Central Cash Fund 0.08%[6,7,8]	63,354	6,336
		32,290
Total short-term securities (cost: $362,955,000)		362,970
Total investment securities 100.40% (cost: $4,129,925,000)		8,483,070
Other assets less liabilities (0.40)%		(33,440)
Net assets 100.00%		$8,449,630
American Funds Insurance Series — Global Growth Fund — Page 4 of 240

unaudited
Investments in affiliates7

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2021 (000)	Dividend income (000)
Short-term securities 3.99%
Money market investments 3.92%
Capital Group Central Cash Fund 0.08%[6]	$125,696	$452,944	$247,960	$2	$(2)	$330,680	$55
Money market investments purchased from securities lending collateral 0.07%
Capital Group Central Cash Fund 0.08%[6,8]	—	—[9]	—[9]	—[9]	—[9]	6,336	—[9]
Total short-term securities						337,016
Total 3.99%				$2	$(2)	$337,016	$55
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,571,523,000, which represented 42.27% of the net assets of the fund. This amount includes $3,555,658,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $35,124,000, which represented .42% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $15,865,000, which represented .19% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 3/31/2021.
[7]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Information not shown for money market investments purchased with cash collateral from securities on loan.
Key to abbreviation
ADR = American Depositary Receipts
American Funds Insurance Series — Global Growth Fund — Page 5 of 240

Global Small Capitalization Fund
Investment portfolio
March 31, 2021
unaudited
Common stocks 95.00% Information technology 23.59%	Shares	Value (000)
Cree, Inc.[1]	1,255,300	$135,736
BE Semiconductor Industries NV2	765,430	64,474
Ceridian HCM Holding Inc.[1]	730,900	61,593
Net One Systems Co., Ltd.[2]	1,800,725	57,891
PAR Technology Corp.[1,3]	732,482	47,912
Unimicron Technology Corp.[2]	14,281,000	46,011
Kingdee International Software Group Co. Ltd.[2]	11,217,074	35,332
Qorvo, Inc.[1]	190,000	34,713
Silergy Corp.[2]	383,740	31,452
Appfolio, Inc., Class A1	216,580	30,627
Inphi Corp.[1]	157,618	28,121
Avast PLC[2]	4,435,443	27,888
Bentley Systems, Inc., Class B	563,300	26,436
SimCorp AS2	204,350	25,294
SUMCO Corp.[2]	999,000	23,080
MACOM Technology Solutions Holdings, Inc.[1]	380,000	22,048
Smartsheet Inc., Class A1	337,600	21,579
Nordic Semiconductor ASA[1,2]	1,196,967	21,459
Globant SA1	101,000	20,969
Avalara, Inc.[1]	154,419	20,604
Network International Holdings PLC[1,2]	3,434,882	19,588
Pegasystems Inc.	169,591	19,391
Euronet Worldwide, Inc.[1]	140,000	19,362
AI inside Inc.[1,2,3]	59,213	19,103
Tanla Platforms Ltd.[2]	1,677,291	18,758
LEM Holding SA2	9,570	18,490
Olo, Inc., Class A1	674,270	17,794
Carel Industries SpA[2]	846,751	17,238
BTRS Holdings Inc., Class A1	1,140,000	16,496
ON Semiconductor Corp.[1]	395,000	16,436
Silicon Laboratories Inc.[1]	115,900	16,350
Keywords Studios PLC[1,2]	440,000	15,620
Anaplan, Inc.[1]	285,933	15,397
Nuance Communications, Inc.[1]	342,400	14,942
SHIFT Inc.[1,2]	121,200	14,441
Aspen Technology, Inc.[1]	93,100	13,437
Oneconnect Financial Technology Co., Ltd. (ADR)[1]	851,236	12,581
Lightspeed POS Inc., subordinate voting shares[1]	189,205	11,884
Asana, Inc., Class A1	415,300	11,869
Bechtle AG, non-registered shares[2]	62,951	11,805
Cognex Corp.	136,300	11,311
Alteryx, Inc., Class A1	125,000	10,370
Computer Services, Inc.	163,500	9,646
Trustpilot AS1,2	2,573,727	9,402
Rapid7, Inc.[1]	121,000	9,028
C3.ai, Inc., Class A1,3	133,326	8,787
American Funds Insurance Series — Global Small Capitalization Fund — Page 6 of 240

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Globalwafers Co., Ltd.[2]	311,000	$8,270
SINBON Electronics Co., Ltd.[1,2]	857,000	7,979
INFICON Holding AG2	7,397	7,773
Pexip Holding ASA[1,2,3]	676,082	7,565
ALTEN SA, non-registered shares[1,2]	62,181	7,301
Alignment Healthcare, Inc.[1]	322,800	7,079
MongoDB, Inc., Class A1	25,000	6,686
Appen Ltd.[2]	500,700	6,053
Okta, Inc., Class A1	27,263	6,010
Megaport Ltd.[1,2]	650,000	5,518
BigCommerce Holdings, Inc., Series 1[1]	90,000	5,202
Renishaw PLC[2]	51,895	4,584
Coupa Software Inc.[1]	18,000	4,581
Appier Group, Inc.[1,2]	239,900	3,488
JFrog Ltd.[1]	77,643	3,445
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H2	1,334,000	1,697
Yotpo Ltd.[1,2,4,5,6]	678,736	1,418
Nuvei Corp., subordinate voting shares[1]	4,439	268
		1,257,662
Health care 21.41%
Insulet Corp.[1]	524,329	136,808
Haemonetics Corp.[1]	796,700	88,442
CanSino Biologics Inc., Class H1,2	2,132,400	80,971
Allakos Inc.[1]	586,080	67,270
Applied Molecular Transport Inc.[1]	1,262,088	55,544
Notre Dame Intermédica Participações SA	3,615,264	53,182
Mani, Inc.[2]	1,808,129	45,531
Health Catalyst, Inc.[1]	922,700	43,155
Integra LifeSciences Holdings Corp.[1]	587,999	40,625
New Frontier Health Corp., Class A1,6	2,680,000	30,284
New Frontier Health Corp., Class A1	742,000	8,385
WuXi Biologics (Cayman) Inc.[1,2]	2,937,500	37,054
PRA Health Sciences, Inc.[1]	232,322	35,622
Kronos Bio, Inc.[1,2,6]	619,195	17,761
Kronos Bio, Inc.[1]	387,795	11,351
Globus Medical, Inc., Class A1	447,600	27,603
Ocumension Therapeutics[1,2,3]	9,298,466	27,567
Cortexyme, Inc.[1]	759,458	27,363
Max Healthcare Institute Ltd.[1,2]	9,064,851	25,616
Ultragenyx Pharmaceutical Inc.[1]	206,663	23,531
CompuGroup Medical SE & Co. KGaA[2]	277,700	23,465
Allogene Therapeutics, Inc.[1]	620,437	21,901
GVS SpA[1,2]	1,350,919	21,248
CONMED Corp.	148,708	19,420
Nevro Corp.[1]	131,205	18,303
Guardant Health, Inc.[1]	119,227	18,200
iRhythm Technologies, Inc.[1]	117,320	16,291
Amplifon SpA[1,2]	384,374	14,330
Shandong Pharmaceutical Glass Co., Ltd., Class A2	2,180,508	13,231
Ambu AS, Class B, non-registered shares[2]	266,155	12,502
NuCana PLC (ADR)[1,3]	2,356,233	11,758
Medincell SA1,2,3	809,800	11,113
AddLife AB, Class B2	457,682	8,223
Madrigal Pharmaceuticals, Inc.[1]	61,425	7,185
American Funds Insurance Series — Global Small Capitalization Fund — Page 7 of 240

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
BioMarin Pharmaceutical Inc.[1]	92,000	$6,947
Encompass Health Corp.	79,000	6,470
New Horizon Health Ltd.[1,2]	788,900	5,906
Arjo AB, Class B2	765,000	5,699
Bachem Holding AG, Class B2	12,680	5,435
Innovage Holding Corp.[1]	169,600	4,374
Lucira Health, Inc.[1]	223,129	2,700
Uniphar PLC[2]	792,432	2,379
Hutchison China MediTech Ltd. (ADR)[1]	26,800	757
NMC Health PLC[1,2,4]	219,652	3
		1,141,505
Consumer discretionary 17.86%
Shop Apotheke Europe NV, non-registered shares[1,2]	282,300	61,583
Thor Industries, Inc.	424,100	57,143
Wyndham Hotels & Resorts, Inc.	808,069	56,387
Lands’ End, Inc.[1,7]	2,100,000	52,101
Helen of Troy Ltd.[1]	207,200	43,649
Coursera, Inc.[1,2,6]	975,534	37,753
Coursera, Inc.[1]	111,000	4,995
Mattel, Inc.[1]	2,100,069	41,833
YETI Holdings, Inc.[1]	557,303	40,243
Five Below, Inc.[1]	199,700	38,101
Entain PLC[1,2]	1,648,600	34,513
Evolution Gaming Group AB2	233,015	34,322
Kindred Group PLC (SDR)[2]	1,806,800	31,761
Tube Investments of India Ltd.[2]	1,700,000	27,834
Skechers USA, Inc., Class A1	550,000	22,940
Tongcheng-Elong Holdings Ltd.[1,2]	10,084,800	22,837
At Home Group Inc.[1]	783,185	22,477
zooplus AG, non-registered shares[1,2]	73,985	21,130
Everi Holdings Inc.[1]	1,402,353	19,787
Inchcape PLC[2]	1,871,000	19,389
SSP Group PLC[1,2]	3,369,862	17,304
Arco Platform Ltd., Class A1	638,725	16,185
Melco International Development Ltd.[2]	7,826,000	16,003
Just Eat Takeaway (EUR denominated)[1,2]	157,979	14,602
TopBuild Corp.[1]	69,627	14,582
Musti Group Oyj[2]	436,550	14,106
Basic-Fit NV1,2	332,417	12,805
Bright Horizons Family Solutions Inc.[1]	74,300	12,739
IDP Education Ltd.[2]	691,561	12,600
Purple Innovation, Inc., Class A1	390,000	12,344
Leslie’s, Inc.[1]	472,809	11,579
Cie. Plastic Omnium SA2	308,912	11,321
Patrick Industries, Inc.	131,700	11,195
B2W - Cia. Digital, ordinary nominative[1]	1,010,093	10,902
Thule Group AB2	219,800	9,537
Cairn Homes PLC[1,2]	6,829,200	8,343
Countryside Properties PLC[1,2]	977,700	6,850
frontdoor, inc.[1]	124,700	6,703
Zhongsheng Group Holdings Ltd.[2]	938,500	6,616
Elior Group SA2	882,500	6,554
Asbury Automotive Group, Inc.[1]	31,861	6,261
Desenio Group AB1,2	591,400	5,756
American Funds Insurance Series — Global Small Capitalization Fund — Page 8 of 240

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Sonans Gruppen AS1,2	802,602	$5,215
Dalata Hotel Group PLC[1,2]	800,000	4,026
Food & Life Companies Ltd.[2]	71,771	3,181
OneSpaWorld Holdings Ltd.	245,538	2,615
DraftKings Inc., Class A1	16,755	1,028
China Zenix Auto International Ltd. (ADR)[1]	428,500	171
		951,901
Industrials 14.10%
Nihon M&A Center Inc.[2]	2,568,584	69,745
IMCD NV2	285,600	39,694
Boyd Group Services Inc.	233,326	39,536
Stericycle, Inc.[1]	560,931	37,868
International Container Terminal Services, Inc.[2]	14,412,500	35,962
Bingo Industries Ltd.[2,3]	14,571,008	33,511
Meggitt PLC[1,2]	5,035,900	33,156
Shoals Technologies Group, Inc., Class A1	849,500	29,546
Instalco AB2	730,713	26,734
Interpump Group SpA[2]	447,000	22,529
Japan Elevator Service Holdings Co., Ltd.[2]	970,400	20,941
Wizz Air Holdings PLC[1,2]	294,200	19,564
Diploma PLC[2]	556,200	19,542
Avon Rubber PLC[2]	383,500	16,711
Melrose Industries PLC[1,2]	7,236,000	16,654
Nolato AB, Class B1,2	185,100	16,489
Alfen NV1,2	193,371	15,982
Fasadgruppen Group AB1,2	1,226,704	15,872
Granite Construction Inc.	393,700	15,846
VAT Group AG2	54,940	15,399
Guangzhou Baiyun International Airport Co. Ltd., Class A2	7,215,639	14,716
Centre Testing International Group Co., Ltd.[2]	3,266,269	14,225
Marel hf.[2]	1,971,482	13,402
Han’s Laser Technology Industry Group Co., Ltd., Class A2	2,037,982	13,211
Cleanaway Waste Management Ltd.[2]	7,580,970	12,700
Woodward, Inc.	105,000	12,666
CAE Inc.	375,000	10,686
Rumo SA1	2,833,057	10,192
Matson, Inc.	150,400	10,032
Montrose Environmental Group, Inc.[1]	190,800	9,576
Cargotec Corp., Class B, non-registered shares[2]	160,222	8,663
IAA, Inc.[1]	141,750	7,816
Addtech AB, Class B2	497,200	7,400
Cummins India Ltd.[2]	550,000	6,927
Atlas Corp.	500,000	6,825
Vicor Corp., Class A1	70,628	6,005
Kajaria Ceramics Ltd.[2]	450,000	5,719
BWX Technologies, Inc.	85,000	5,605
LIXIL Corp.[2]	196,500	5,476
Imperial Logistics Ltd.[2]	1,643,000	5,265
Sitowise Group PLC[1,2]	512,300	5,095
Nitto Boseki Co., Ltd.[2,3]	132,500	4,832
BELIMO Holding AG2	523	4,229
Howden Joinery Group PLC[2]	397,956	4,023
American Funds Insurance Series — Global Small Capitalization Fund — Page 9 of 240

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
McPhy Energy SA1,2,3	74,800	$2,861
The AZEK Company Inc., Class A1	54,400	2,288
		751,716
Financials 6.97%
Trupanion, Inc.[1]	578,992	44,125
Janus Henderson Group PLC	1,367,400	42,595
Star Health & Allied Insurance Co., Ltd.[1,2,4,5]	6,037,336	40,376
Live Oak Bancshares, Inc.	579,250	39,673
Cholamandalam Investment and Finance Co., Ltd.[2]	3,073,827	23,567
Eurobank Ergasias Services and Holdings SA1,2	26,603,836	22,557
South State Corp.	283,300	22,242
East West Bancorp, Inc.	287,300	21,203
Stifel Financial Corp.	271,050	17,363
Capitec Bank Holdings Ltd.[1,2]	179,400	17,260
Indian Energy Exchange Ltd.[2]	3,150,000	14,348
Aavas Financiers Ltd.[1,2]	427,927	14,184
Independent Bank Group, Inc.	192,300	13,892
IIFL Wealth Management Ltd.[2]	677,558	11,490
Multi Commodity Exchange of India Ltd.[2]	369,000	7,638
Essent Group Ltd.	112,944	5,364
SiriusPoint Ltd.[1]	492,500	5,009
Linklogis Inc., Class B1,2	1,811,500	4,096
BOK Financial Corp.	20,200	1,804
Fanhua Inc. (ADR)	106,900	1,489
Huize Holding Ltd. (ADR)[1]	90,620	759
Cullen/Frost Bankers, Inc.	3,500	381
		371,415
Communication services 2.60%
Skillz Inc., Class A1,2,6	1,399,676	24,518
DouYu International Holdings Ltd. (ADR)[1]	2,348,274	24,446
Capcom Co., Ltd.[2]	453,600	14,789
Bandwidth Inc., Class A1	112,900	14,309
Boat Rocker Media Inc.[1,7]	1,890,000	13,536
New York Times Co., Class A	259,500	13,136
Square Enix Holdings Co., Ltd.[2]	143,200	7,968
Kamakura Shinsho, Ltd.[2]	677,700	7,855
Daily Mail and General Trust PLC, Class A, nonvoting shares[2]	511,400	6,400
Euskaltel, SA, non-registered shares[2]	455,063	5,923
Zee Entertainment Enterprises Ltd.[2]	1,398,700	3,899
Cardlytics, Inc.[1]	16,500	1,810
		138,589
Materials 2.28%
Nanofilm Technologies International Ltd.[1,2]	8,615,000	32,148
Lundin Mining Corp.	2,499,936	25,721
PI Industries Ltd.[2]	758,167	23,447
Navin Fluorine International Ltd.[2]	445,388	16,800
Vidrala, SA, non-registered shares[2]	67,694	7,437
SK Materials Co., Ltd.[2]	16,400	4,525
ACC Ltd.[2]	162,209	4,235
LANXESS AG2	54,500	4,017
American Funds Insurance Series — Global Small Capitalization Fund — Page 10 of 240

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Arkema SA2	15,200	$1,842
APL Apollo Tubes Ltd.[1,2]	59,070	1,133
		121,305
Consumer staples 2.13%
Freshpet, Inc.[1]	300,695	47,753
Grocery Outlet Holding Corp.[1]	911,400	33,622
AAK AB2	485,760	10,997
Hilton Food Group PLC[2]	586,277	8,681
Froy ASA[1,2]	873,400	6,229
Vector Group Ltd.	231,904	3,235
Raia Drogasil SA, ordinary nominative	445,000	1,981
Zur Rose Group AG1,2	3,131	1,176
		113,674
Real estate 2.11%
Altus Group Ltd.	939,007	45,161
Embassy Office Parks REIT[2]	5,189,400	23,134
MGM Growth Properties LLC REIT, Class A	500,000	16,310
JHSF Participações SA	9,099,476	11,252
WHA Corp. PCL[2]	59,416,400	6,633
Mindspace Business Parks REIT[2]	1,250,000	5,043
Mitre Realty Empreendimentos e Participações SA1	1,955,500	4,412
DoubleDragon Properties Corp.[1,2]	2,629,085	716
		112,661
Utilities 1.29%
ENN Energy Holdings Ltd.[2]	4,026,200	64,677
Neoenergia SA	1,397,389	4,134
		68,811
Energy 0.66%
Pioneer Natural Resources Company	114,558	18,194
Venture Global LNG, Inc., Series C1,2,4,5,6	2,760	11,855
NuVista Energy Ltd.[1]	1,325,000	2,499
Aegis Logistics Ltd.[2]	525,985	2,151
Helmerich & Payne, Inc.	7,700	208
		34,907
Total common stocks (cost: $2,895,914,000)		5,064,146
Preferred securities 1.96% Information technology 1.49%
Marqeta, Inc., Series E-1, 8.00% noncumulative, preferred shares[1,2,4,5]	1,859,092	36,624
Avidxchange, Inc., Series F, preferred shares[1,2,4,5]	492,864	24,156
Gitlab Inc., Series E, preferred shares[1,2,4,5]	297,916	11,917
Yotpo Ltd., Series F, preferred shares[1,2,4,5,6]	2,158,609	4,748
Yotpo Ltd., Series B, preferred shares[1,2,4,5,6]	287,894	602
Yotpo Ltd., Series C, preferred shares[1,2,4,5,6]	274,070	573
Yotpo Ltd., Series A-1, preferred shares[1,2,4,5,6]	183,819	384
Yotpo Ltd., Series A, preferred shares[1,2,4,5,6]	89,605	187
Yotpo Ltd., Series C-1, preferred shares[1,2,4,5,6]	75,980	159
American Funds Insurance Series — Global Small Capitalization Fund — Page 11 of 240

unaudited
Preferred securities (continued) Information technology (continued)	Shares	Value (000)
Yotpo Ltd., Series D, preferred shares[1,2,4,5,6]	42,368	$88
Yotpo Ltd., Series B-1, preferred shares[1,2,4,5,6]	33,838	71
		79,509
Industrials 0.32%
Azul SA, preferred nominative shares (ADR)[1]	800,316	16,159
Azul SA, preferred nominative shares[1]	109,500	736
		16,895
Health care 0.15%
PACT Pharma, Inc., Series C, 8.00% noncumulative, preferred shares[1,2,4,5]	2,931,405	8,231
Total preferred securities (cost: $68,863,000)		104,635
Rights & warrants 0.22% Information technology 0.15%
OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 2023[1,2,5,6]	224,400	8,134
Consumer staples 0.07%
Qingdao Richen Food Co., Ltd., Class A, warrants, expire 2022[1,2,5,6]	345,000	3,631
Total rights & warrants (cost: $15,108,000)		11,765
Short-term securities 3.18% Money market investments 2.99%
Capital Group Central Cash Fund 0.08%[7,8]	1,593,624	159,378
Money market investments purchased from securities lending collateral 0.19%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[8,9]	8,106,412	8,107
Capital Group Central Cash Fund 0.08%[7,8,9]	19,735	1,979
		10,086
Total short-term securities (cost: $169,464,000)		169,464
Total investment securities 100.36% (cost: $3,149,349,000)		5,350,010
Other assets less liabilities (0.36)%		(19,437)
Net assets 100.00%		$5,330,573
Investments in affiliates7

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 3/31/2021 (000)	Dividend income (000)
Common stocks 1.23%
Consumer discretionary 0.98%
Lands’ End, Inc.[1]	$45,297	$—	$—	$—	$6,804	$52,101	$—
Communication services 0.25%
Boat Rocker Media Inc.[1]	—	13,601	—	—	(65)	13,536	—
Total common stocks						65,637
American Funds Insurance Series — Global Small Capitalization Fund — Page 12 of 240

unaudited
Investments in affiliates7  (continued)

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 3/31/2021 (000)	Dividend income (000)
Short-term securities 3.03%
Money market investments 2.99%
Capital Group Central Cash Fund 0.08%[8]	$15,136	$503,502	$359,260	$3	$(3)	$159,378	$36
Money market investments purchased from securities lending collateral 0.04%
Capital Group Central Cash Fund 0.08%[8,9]	—	—[10]	—[10]	—[10]	—[10]	1,979	—[10]
Total short-term securities						161,357
Total 4.26%				$3	$6,736	$226,994	$36
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,453,386,000, which represented 46.02% of the net assets of the fund. This amount includes $2,216,101,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	All or a portion of this security was on loan. The total value of all such securities was $17,552,000, which represented .33% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $142,166,000, which represented 2.67% of the net assets of the fund.
[7]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[8]	Rate represents the seven-day yield at 3/31/2021.
[9]	Security purchased with cash collateral from securities on loan.
[10]	Information not shown for money market investments purchased with cash collateral from securities on loan.
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Star Health & Allied Insurance Co., Ltd.	3/30/2021	$40,710	$40,376.76%
Marqeta, Inc., Series E-1, 8.00% noncumulative, preferred shares	5/27/2020	15,500	36,624.69
Avidxchange, Inc., Series F, preferred shares	12/26/2019	24,156	24,156.45
Gitlab Inc., Series E, preferred shares	9/11/2019	5,550	11,917.22
Venture Global LNG, Inc., Series C	5/1/2015	8,280	11,855.22
PACT Pharma, Inc., Series C, 8.00% noncumulative, preferred shares	2/7/2020	6,000	8,231.16
Yotpo Ltd., Series F, preferred shares	2/25/2021	4,748	4,748.09
Yotpo Ltd.	3/16/2021	1,418	1,418.03
Yotpo Ltd., Series B, preferred shares	3/16/2021	602	602.01
Yotpo Ltd., Series C, preferred shares	3/16/2021	573	573.01
Yotpo Ltd., Series A-1, preferred shares	3/16/2021	384	384.01
Yotpo Ltd., Series A, preferred shares	3/16/2021	187	187.00
Yotpo Ltd., Series C-1, preferred shares	3/16/2021	159	159.00
Yotpo Ltd., Series D, preferred shares	3/16/2021	89	88.00
Yotpo Ltd., Series B-1, preferred shares	3/16/2021	71	71.00
Total private placement securities		$108,427	$141,389	2.65%
Key to abbreviations
ADR = American Depositary Receipts
EUR = Euros
SDR = Swedish Depositary Receipts
American Funds Insurance Series — Global Small Capitalization Fund — Page 13 of 240

Growth Fund
Investment portfolio
March 31, 2021
unaudited
Common stocks 96.82% Information technology 22.15%	Shares	Value (000)
Microsoft Corp.	8,292,085	$1,955,025
Broadcom Inc.	1,783,766	827,061
ASML Holding NV1	635,000	387,311
ASML Holding NV (New York registered) (ADR)	494,100	305,038
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	15,868,000	329,950
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,237,317	146,350
Shopify Inc., Class A, subordinate voting shares[2]	375,000	414,938
RingCentral, Inc., Class A2	1,210,988	360,729
PayPal Holdings, Inc.[2]	1,319,600	320,452
Visa Inc., Class A	1,480,038	313,368
Apple Inc.	1,774,444	216,748
FleetCor Technologies, Inc.[2]	753,863	202,510
Mastercard Inc., Class A	547,844	195,060
Cree, Inc.[2]	1,773,003	191,715
Advanced Micro Devices, Inc.[2]	2,273,779	178,492
MongoDB, Inc., Class A2	594,973	159,114
Square, Inc., Class A2	642,243	145,821
Applied Materials, Inc.	1,074,888	143,605
Keyence Corp.[1]	300,900	137,345
Micron Technology, Inc.[2]	1,447,335	127,669
Fidelity National Information Services, Inc.	884,718	124,400
Tyler Technologies, Inc.[2]	263,200	111,736
ServiceNow, Inc.[2]	221,680	110,864
Ceridian HCM Holding Inc.[2]	1,250,400	105,371
Bill.Com Holdings, Inc.[2]	552,663	80,412
VeriSign, Inc.[2]	399,943	79,493
Intel Corp.	1,136,000	72,704
Samsung Electronics Co., Ltd.[1]	1,003,000	72,448
Trimble Inc.[2]	900,572	70,055
ON Semiconductor Corp.[2]	1,622,519	67,513
HubSpot, Inc.[2]	130,000	59,047
Cloudflare, Inc., Class A2	600,000	42,156
Flex Ltd.[2]	2,234,300	40,910
Genpact Ltd.	933,000	39,951
SK hynix, Inc.[1]	330,800	38,954
Zendesk, Inc.[2]	293,000	38,858
Elastic NV, non-registered shares[2]	346,722	38,555
NetApp, Inc.	527,540	38,336
Autodesk, Inc.[2]	124,173	34,415
Fiserv, Inc.[2]	276,145	32,872
Adobe Inc.[2]	69,034	32,817
Okta, Inc., Class A2	142,366	31,382
MKS Instruments, Inc.	157,800	29,259
Qualtrics International Inc., Class A2	810,559	26,675
MicroStrategy, Inc., Class A2	36,950	25,082
Jack Henry & Associates, Inc.	151,356	22,964
American Funds Insurance Series — Growth Fund — Page 14 of 240

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Motorola Solutions, Inc.	121,302	$22,811
Alteryx, Inc., Class A2	261,518	21,696
EPAM Systems, Inc.[2]	52,839	20,961
Concentrix Corp.[2]	125,672	18,816
GoDaddy Inc., Class A2	213,800	16,595
Keysight Technologies, Inc.[2]	114,689	16,446
Smartsheet Inc., Class A2	238,281	15,231
Enphase Energy, Inc.[2]	87,779	14,234
Amadeus IT Group SA, Class A, non-registered shares[1,2]	196,096	13,881
SYNNEX Corp.	108,272	12,434
TELUS International (Cda) Inc., subordinate voting shares[2]	396,024	11,081
Guidewire Software, Inc.[2]	37,433	3,804
		8,713,520
Communication services 19.33%
Facebook, Inc., Class A2	9,783,134	2,881,427
Netflix, Inc.[2]	3,139,599	1,637,803
Alphabet Inc., Class C2	468,422	968,992
Alphabet Inc., Class A2	61,216	126,259
Activision Blizzard, Inc.	4,691,437	436,304
Snap Inc., Class A2	8,244,500	431,105
Charter Communications, Inc., Class A2	695,547	429,166
T-Mobile US, Inc.[2]	1,930,498	241,872
Comcast Corp., Class A	3,802,566	205,757
Zillow Group, Inc., Class C, nonvoting shares[2]	540,149	70,025
Zillow Group, Inc., Class A2	271,354	35,650
Live Nation Entertainment, Inc.[2]	400,000	33,860
Twitter, Inc.[2]	460,000	29,270
Match Group, Inc.[2]	177,679	24,410
Bumble Inc., Class A2	334,537	20,868
Pinterest, Inc., Class A2	276,345	20,458
Iridium Communications Inc.[2]	245,040	10,108
		7,603,334
Consumer discretionary 17.73%
Tesla, Inc.[2]	4,564,000	3,048,433
Amazon.com, Inc.[2]	277,094	857,351
Dollar General Corp.	2,467,686	500,003
Home Depot, Inc.	1,045,000	318,986
Booking Holdings Inc.[2]	101,496	236,470
Domino’s Pizza, Inc.	598,000	219,938
LVMH Moët Hennessy-Louis Vuitton SE1	330,000	219,909
Toll Brothers, Inc.	3,280,000	186,074
Airbnb, Inc., Class A2,3	786,765	147,865
Bright Horizons Family Solutions Inc.[2]	681,000	116,758
Hermès International[1]	97,299	107,738
Royal Caribbean Cruises Ltd.	1,229,709	105,275
Burlington Stores, Inc.[2]	340,061	101,610
Floor & Decor Holdings, Inc., Class A2	769,300	73,453
NIKE, Inc., Class B	515,999	68,571
Chipotle Mexican Grill, Inc.[2]	46,247	65,709
Darden Restaurants, Inc.	433,876	61,610
NVR, Inc.[2]	12,830	60,441
Aramark	1,556,034	58,787
Flutter Entertainment PLC[1,2]	166,291	35,415
American Funds Insurance Series — Growth Fund — Page 15 of 240

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Wynn Resorts, Ltd.	276,822	$34,705
Westwing Group AG, non-registered shares[1,2]	707,000	32,659
Norwegian Cruise Line Holdings Ltd.[2]	1,182,996	32,639
Hilton Worldwide Holdings Inc.[2]	257,834	31,177
Marriott International, Inc., Class A2	210,000	31,103
Evolution Gaming Group AB1	196,122	28,888
LGI Homes, Inc.[2]	170,150	25,405
adidas AG1,2	75,097	23,442
Peloton Interactive, Inc., Class A2	193,812	21,792
Dollar Tree Stores, Inc.[2]	172,468	19,741
Cie. Financière Richemont SA, Class A1	200,721	19,274
Carvana Co., Class A2	64,800	17,004
YUM! Brands, Inc.	129,700	14,031
Las Vegas Sands Corp.	201,200	12,225
D.R. Horton, Inc.	131,644	11,732
EssilorLuxottica[1]	69,400	11,303
Pool Corp.	26,203	9,046
Arrival Group[1,2,4]	449,469	6,424
Caesars Entertainment, Inc.[2]	19,600	1,714
		6,974,700
Health care 11.92%
UnitedHealth Group Inc.	2,227,860	828,920
Intuitive Surgical, Inc.[2]	774,000	571,940
Regeneron Pharmaceuticals, Inc.[2]	941,544	445,482
Thermo Fisher Scientific Inc.	709,434	323,772
Centene Corp.[2]	4,265,212	272,590
Humana Inc.	496,800	208,283
NovoCure Ltd.[2]	1,304,210	172,390
Exact Sciences Corp.[2]	1,296,188	170,812
Teladoc Health, Inc.[2]	902,989	164,118
Insulet Corp.[2]	603,105	157,362
Seagen Inc.[2]	790,810	109,812
Vertex Pharmaceuticals Inc.[2]	450,522	96,813
Vir Biotechnology, Inc.[2]	1,555,475	79,749
Abbott Laboratories	643,963	77,173
Biohaven Pharmaceutical Holding Co. Ltd.[2]	1,068,637	73,041
Cigna Corp.	262,355	63,422
Gilead Sciences, Inc.	899,185	58,114
DexCom, Inc.[2]	158,238	56,869
Danaher Corp.	235,935	53,104
Edwards Lifesciences Corp.[2]	569,100	47,600
CRISPR Therapeutics AG2	387,284	47,191
Catalent, Inc.[2]	407,012	42,862
Verily Life Sciences LLC[1,2,5,6]	300,178	41,103
Galapagos NV1,2	527,552	40,915
Allogene Therapeutics, Inc.[2]	1,146,511	40,472
Allakos Inc.[2]	348,374	39,986
Eli Lilly and Company	207,000	38,672
Moderna, Inc.[2]	250,000	32,738
QIAGEN NV2	664,342	32,347
Oak Street Health, Inc.[2]	587,504	31,884
Guardant Health, Inc.[2]	196,303	29,966
Neurocrine Biosciences, Inc.[2]	267,200	25,985
AstraZeneca PLC[1]	256,500	25,578
American Funds Insurance Series — Growth Fund — Page 16 of 240

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Incyte Corp.[2]	288,800	$23,471
Molina Healthcare, Inc.[2]	96,799	22,628
Pacific Biosciences of California, Inc.[2]	619,579	20,638
Mettler-Toledo International Inc.[2]	16,900	19,531
Pfizer Inc.	531,614	19,260
Zimmer Biomet Holdings, Inc.	108,400	17,353
Chemed Corp.	37,667	17,320
Ultragenyx Pharmaceutical Inc.[2]	67,100	7,640
Novavax, Inc.[2]	37,000	6,708
Sana Biotechnology, Inc.[2]	179,600	6,011
Adaptive Biotechnologies Corp.[2]	141,048	5,679
Global Blood Therapeutics, Inc.[2]	125,000	5,094
Agios Pharmaceuticals, Inc.[2]	95,882	4,951
Cortexyme, Inc.[2]	128,600	4,633
GoodRx Holdings, Inc., Class A2,3	97,500	3,804
TG Therapeutics, Inc.[2]	44,200	2,130
		4,687,916
Industrials 9.51%
Delta Air Lines, Inc.[2]	10,425,000	503,319
Uber Technologies, Inc.[2]	8,472,965	461,861
TransDigm Group Inc.[2]	587,015	345,118
Jacobs Engineering Group Inc.	2,187,129	282,730
Carrier Global Corp.	4,645,161	196,119
United Rentals, Inc.[2]	554,000	182,438
MTU Aero Engines AG1	687,220	161,746
Caterpillar Inc.	652,400	151,272
CSX Corp.	1,246,884	120,225
Middleby Corp.[2]	702,000	116,357
Dun & Bradstreet Holdings, Inc.[2]	4,574,613	108,922
Airbus SE, non-registered shares[1,2]	944,893	107,024
Lockheed Martin Corp.	243,441	89,951
ITOCHU Corp.[1,3]	2,539,000	82,545
Ryanair Holdings PLC (ADR)[2]	634,951	73,020
Ryanair Holdings PLC[1,2]	96,554	1,872
Southwest Airlines Co.	1,100,000	67,166
Safran SA1,2	489,640	66,655
BWX Technologies, Inc.	937,200	61,799
Armstrong World Industries, Inc.	616,904	55,577
Norfolk Southern Corp.	195,927	52,610
Boeing Company[2]	189,485	48,266
Equifax Inc.	247,800	44,884
HEICO Corp.	218,538	27,492
HEICO Corp., Class A	148,813	16,905
Komatsu Ltd.[1]	1,429,000	44,148
Honeywell International Inc.	195,532	42,444
Emerson Electric Co.	450,085	40,607
Parker-Hannifin Corp.	113,931	35,937
AMETEK, Inc.	253,600	32,392
Northrop Grumman Corp.	98,700	31,943
FedEx Corp.	99,600	28,290
Waste Connections, Inc.	222,159	23,989
Lennox International Inc.	49,371	15,384
American Funds Insurance Series — Growth Fund — Page 17 of 240

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
ITT Inc.	121,400	$11,036
Generac Holdings Inc.[2]	31,762	10,400
		3,742,443
Financials 6.15%
Bank of America Corp.	14,780,700	571,865
First Republic Bank	1,805,457	301,060
Intercontinental Exchange, Inc.	1,735,900	193,865
SVB Financial Group[2]	344,291	169,963
Capital One Financial Corp.	1,331,000	169,343
BlackRock, Inc.	150,000	113,094
Berkshire Hathaway Inc., Class B2	305,355	78,009
Berkshire Hathaway Inc., Class A2	44	16,971
Western Alliance Bancorporation	880,822	83,185
KKR & Co. Inc.	1,665,277	81,349
S&P Global Inc.	227,589	80,309
Marsh & McLennan Companies, Inc.	577,751	70,370
American International Group, Inc.	1,116,394	51,589
Arch Capital Group Ltd.[2]	1,326,267	50,889
MSCI Inc.	117,900	49,433
London Stock Exchange Group PLC[1]	426,339	40,803
East West Bancorp, Inc.	443,509	32,731
Moody’s Corp.	102,277	30,541
State Street Corp.	324,500	27,261
The Blackstone Group Inc.	360,000	26,831
Aon PLC, Class A	110,000	25,312
CME Group Inc., Class A	121,648	24,844
Progressive Corp.	244,600	23,386
Brookfield Asset Management Inc., Class A	479,803	21,351
Citigroup Inc.	260,884	18,979
Ares Management Corp., Class A	310,500	17,397
Everest Re Group, Ltd.	66,500	16,480
BNP Paribas SA1,2	180,106	10,943
RenaissanceRe Holdings Ltd.	63,000	10,096
PNC Financial Services Group, Inc.	51,565	9,045
		2,417,294
Consumer staples 3.32%
Kroger Co.	8,641,839	311,020
Philip Morris International Inc.	2,865,403	254,276
Constellation Brands, Inc., Class A	736,000	167,808
Altria Group, Inc.	2,873,699	147,018
British American Tobacco PLC[1]	2,907,900	111,225
British American Tobacco PLC (ADR)	673,000	26,072
Costco Wholesale Corp.	300,832	106,037
Associated British Foods PLC[1,2]	1,515,607	50,476
Estée Lauder Companies Inc., Class A	118,386	34,433
Molson Coors Beverage Company, Class B, restricted voting shares	629,400	32,194
Monster Beverage Corp.[2]	261,000	23,774
Grocery Outlet Holding Corp.[2]	529,261	19,524
Anheuser-Busch InBev SA/NV1	201,028	12,674
Church & Dwight Co., Inc.	104,177	9,100
		1,305,631
American Funds Insurance Series — Growth Fund — Page 18 of 240

unaudited
Common stocks (continued) Materials 3.21%	Shares	Value (000)
Vale SA, ordinary nominative (ADR)	14,395,358	$250,191
Wheaton Precious Metals Corp.	3,674,000	140,384
LyondellBasell Industries NV	1,298,605	135,120
Grupo México, SAB de CV, Series B	25,356,800	133,313
Franco-Nevada Corp.	937,000	117,425
CCL Industries Inc., Class B, nonvoting shares	1,615,000	89,341
Barrick Gold Corp.	4,058,000	80,348
Royal Gold, Inc.	517,000	55,640
Celanese Corp.	350,400	52,493
CF Industries Holdings, Inc.	1,029,000	46,696
Allegheny Technologies Inc.[2]	2,070,860	43,612
Linde PLC	90,593	25,379
Sherwin-Williams Company	33,644	24,830
PPG Industries, Inc.	149,623	22,482
Danimer Scientific, Inc., Class A2,3	558,500	21,083
Ball Corp.	216,002	18,304
Nucor Corp.	95,800	7,690
		1,264,331
Energy 2.10%
Halliburton Company	12,143,661	260,603
Canadian Natural Resources, Ltd. (CAD denominated)	5,420,400	167,568
Canadian Natural Resources, Ltd.	105,100	3,244
EOG Resources, Inc.	1,493,750	108,342
Cenovus Energy Inc.	12,798,618	96,140
Suncor Energy Inc.	2,789,000	58,301
ConocoPhillips	994,305	52,668
Pioneer Natural Resources Company	182,000	28,905
Cimarex Energy Co.	438,200	26,025
Equitrans Midstream Corp.	1,858,695	15,167
Schlumberger Ltd.	363,800	9,892
		826,855
Utilities 0.78%
NextEra Energy, Inc.	1,280,000	96,781
PG&E Corp.[2]	7,796,610	91,298
Xcel Energy Inc.	680,000	45,227
Edison International	751,381	44,031
Ørsted AS1	125,286	20,269
AES Corp.	312,000	8,365
		305,971
Real estate 0.62%
Equinix, Inc. REIT	237,731	161,560
Pebblebrook Hotel Trust REIT	1,660,276	40,328
Park Hotels & Resorts Inc. REIT	1,867,250	40,295
		242,183
Total common stocks (cost: $17,737,062,000)		38,084,178
American Funds Insurance Series — Growth Fund — Page 19 of 240

unaudited
Preferred securities 0.13% Information technology 0.10%	Shares	Value (000)
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	589,060	$38,111
Stripe, Inc., Series H, 6.00% noncumulative, preferred shares[1,2,5,6]	52,656	2,113
		40,224
Health care 0.03%
Grail, Inc., Series D, convertible preferred shares[1,2,5,6]	1,864,884	9,865
Total preferred securities (cost: $36,286,000)		50,089
Convertible bonds & notes 0.08% Consumer staples 0.08%	Principal amount (000)
JUUL Labs, Inc., convertible notes, 7.00% 2025 (100% PIK)[1,5,6,7]	$ 41,146	29,979
Total convertible bonds & notes (cost: $40,766,000)		29,979
Short-term securities 3.06% Money market investments 2.97%	Shares
Capital Group Central Cash Fund 0.08%[8,9]	11,700,846	1,170,201
Money market investments purchased from securities lending collateral 0.09%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[8,10]	27,032,493	27,033
Capital Group Central Cash Fund 0.08%[8,9,10]	65,986	6,599
		33,632
Total short-term securities (cost: $1,203,727,000)		1,203,833
Total investment securities 100.09% (cost: $19,017,841,000)		39,368,079
Other assets less liabilities (0.09)%		(33,891)
Net assets 100.00%		$39,334,188
Investments in affiliates9

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2021 (000)	Dividend income (000)
Short-term securities 2.99%
Money market investments 2.97%
Capital Group Central Cash Fund 0.08%[8]	$1,623,691	$1,634,977	$2,088,466	$—[11]	$—[11]	$1,170,201	$323
Money market investments purchased from securities lending collateral 0.02%
Capital Group Central Cash Fund 0.08%[8,10]	—	—[12]	—[12]	—[12]	—[12]	6,599	—[12]
Total short-term securities						1,176,800
Total 2.99%				$—[11]	$—[11]	$1,176,800	$323
American Funds Insurance Series — Growth Fund — Page 20 of 240

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,362,985,000, which represented 6.01% of the net assets of the fund. This amount includes $2,273,501,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $36,252,000, which represented .09% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,424,000, which represented .02% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	Rate represents the seven-day yield at 3/31/2021.
[9]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[10]	Security purchased with cash collateral from securities on loan.
[11]	Amount less than one thousand.
[12]	Information not shown for money market investments purchased with cash collateral from securities on loan.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Verily Life Sciences LLC	12/21/2018	$37,000	$41,103.10%
JUUL Labs, Inc., convertible notes, 7.00% 2025	2/3/2020-2/3/2021	40,766	29,979.08
Grail, Inc., Series D, convertible preferred shares	4/17/2020	9,526	9,865.03
Stripe, Inc., Series H, 6.00% noncumulative, preferred shares	3/15/2021	2,113	2,113.00
Total private placement securities		$ 89,405	$ 83,060.21%
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
American Funds Insurance Series — Growth Fund — Page 21 of 240

International Fund
Investment portfolio
March 31, 2021
unaudited
Common stocks 94.23% Financials 19.40%	Shares	Value (000)
AIA Group Ltd.[1]	29,421,200	$357,924
Kotak Mahindra Bank Ltd.[1,2]	9,725,149	233,841
HDFC Bank Ltd.[1,2]	9,581,300	194,989
HDFC Bank Ltd. (ADR)[2]	277,000	21,520
ABN AMRO Bank NV1,2	14,394,921	174,639
Banco Santander, SA1	47,478,947	161,380
Barclays PLC[1]	46,610,000	119,515
Deutsche Bank AG1,2	9,880,765	118,059
Ping An Insurance (Group) Company of China, Ltd., Class H1	7,782,100	92,936
Ping An Insurance (Group) Company of China, Ltd., Class A1	962,202	11,574
Sberbank of Russia PJSC (ADR)[1]	4,253,000	65,546
Aegon NV1	12,263,736	58,169
XP Inc., Class A2	1,458,300	54,934
BNP Paribas SA1,2	847,058	51,467
Axis Bank Ltd.[1,2]	3,890,055	37,248
B3 SA - Brasil, Bolsa, Balcao	3,227,300	31,317
Bank Rakyat Indonesia (Persero) Tbk PT1,2	65,631,000	19,917
FinecoBank SpA[1,2]	1,211,135	19,873
ING Groep NV1	1,486,000	18,236
PICC Property and Casualty Co. Ltd., Class H1	20,936,000	18,196
Bajaj Finance Ltd.[1,2]	244,400	17,272
Bajaj Finserv Ltd.[1,2]	125,000	16,521
Futu Holdings Ltd. (ADR)[2,3]	98,980	15,720
KBC Groep NV1	204,919	14,880
Lufax Holding Ltd. (ADR)[2,3]	990,700	14,385
IndusInd Bank Ltd.[1,2]	941,500	12,341
China Merchants Bank Co., Ltd., Class H1	1,254,500	9,599
London Stock Exchange Group PLC[1]	4,700	450
		1,962,448
Health care 13.17%
Daiichi Sankyo Company, Ltd.[1]	10,688,500	312,423
WuXi Biologics (Cayman) Inc.[1,2]	12,831,200	161,853
Chugai Pharmaceutical Co., Ltd.[1]	3,896,700	158,586
Olympus Corp.[1]	5,290,400	109,746
Fresenius SE & Co. KGaA[1]	1,959,154	87,266
Grifols, SA, Class A, non-registered shares[1,3]	2,691,000	70,447
Grifols, SA, Class B (ADR)	793,690	13,723
Hikma Pharmaceuticals PLC[1]	2,214,300	69,461
Teva Pharmaceutical Industries Ltd. (ADR)[2]	5,673,498	65,472
M3, Inc.[1]	851,300	58,518
WuXi AppTec Co., Ltd., Class A1	1,972,800	42,360
WuXi AppTec Co., Ltd., Class H1,2	260,000	5,142
Notre Dame Intermédica Participações SA	2,760,862	40,613
Alcon Inc.[1,2]	439,639	30,782
Aier Eye Hospital Group Co., Ltd., Class A1	2,658,457	24,118
American Funds Insurance Series — International Fund — Page 22 of 240

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Merck KGaA[1]	129,000	$22,057
CanSino Biologics Inc., Class H1,2	440,000	16,708
Ping An Healthcare and Technology Co. Ltd., Class H1,2	1,293,000	16,306
Yunnan Baiyao Group Co., Ltd., Class A1	720,100	13,261
HOYA Corp.[1]	100,000	11,778
Ambu AS, Class B, non-registered shares[1]	41,464	1,948
NMC Health PLC[1,2,4]	449,500	6
		1,332,574
Industrials 12.38%
Airbus SE, non-registered shares[1,2]	2,709,349	306,876
Recruit Holdings Co., Ltd.[1]	3,369,609	165,355
Melrose Industries PLC[1,2]	45,834,933	105,494
Ryanair Holdings PLC (ADR)[2]	787,400	90,551
Ryanair Holdings PLC[1,2]	348,056	6,749
Safran SA1,2	701,300	95,469
NIBE Industrier AB, Class B1	2,979,750	92,416
Knorr-Bremse AG, non-registered shares[1]	739,917	92,291
International Consolidated Airlines Group SA (CDI)[1,2]	22,925,000	62,715
MTU Aero Engines AG1	182,000	42,836
ASSA ABLOY AB, Class B1	1,432,047	41,124
International Container Terminal Services, Inc.[1]	12,890,350	32,164
ZTO Express (Cayman) Inc., Class A (ADR)	720,000	20,988
Nihon M&A Center Inc.[1]	691,800	18,784
Brenntag SE1	201,300	17,185
Airports of Thailand PCL, foreign registered[1]	7,315,000	16,193
Rumo SA2	4,301,900	15,477
CCR SA, ordinary nominative	5,580,000	12,808
LIXIL Corp.[1]	441,700	12,308
Alliance Global Group, Inc.[1]	20,000,000	4,392
		1,252,175
Consumer discretionary 12.14%
MercadoLibre, Inc.[2]	188,100	276,909
Delivery Hero SE1,2	986,587	127,861
Sony Group Corp.[1]	1,063,500	111,967
Prosus NV1	817,300	91,121
Alibaba Group Holding Ltd.[1,2]	2,722,578	77,044
Galaxy Entertainment Group Ltd.[1,2]	8,305,000	75,113
Evolution Gaming Group AB1	449,200	66,165
LVMH Moët Hennessy-Louis Vuitton SE1	69,173	46,096
Just Eat Takeaway (GBP denominated)[1,2]	467,900	43,153
B2W - Cia. Digital, ordinary nominative[2]	3,734,000	40,301
Melco Resorts & Entertainment Ltd. (ADR)[2]	1,966,881	39,161
Maruti Suzuki India Ltd.[1]	392,000	36,851
Naspers Ltd., Class N1	147,000	35,253
Flutter Entertainment PLC (CDI)[1,2]	158,674	33,926
Kering SA1	48,438	33,445
H & M Hennes & Mauritz AB, Class B1,2	1,143,300	25,711
EssilorLuxottica[1]	90,000	14,658
adidas AG1,2	39,418	12,305
Fast Retailing Co., Ltd.[1]	12,600	10,082
Meituan, Class B1,2	256,400	9,878
Pan Pacific International Holdings Corp.[1]	354,000	8,361
American Funds Insurance Series — International Fund — Page 23 of 240

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Astra International Tbk PT1	19,726,000	$7,198
Bandai Namco Holdings Inc.[1]	86,442	6,180
		1,228,739
Energy 9.06%
Reliance Industries Ltd.[1]	14,481,435	398,036
Reliance Industries Ltd., interim shares[1]	196,599	2,942
Canadian Natural Resources, Ltd. (CAD denominated)	5,318,400	164,415
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	11,598,192	98,353
Neste Oyj[1]	1,576,125	83,599
Cenovus Energy Inc.	8,056,100	60,515
Royal Dutch Shell PLC, Class B1	2,350,503	43,233
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	620,800	12,085
Total SE1,3	1,147,298	53,434
		916,612
Information technology 8.93%
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	5,472,000	113,782
ASML Holding NV1	166,945	101,826
StoneCo Ltd., Class A2	1,340,200	82,047
PagSeguro Digital Ltd., Class A2	1,671,400	77,386
Nomura Research Institute, Ltd.[1]	2,382,400	74,052
Delta Electronics, Inc.[1]	6,220,409	63,376
Nice Ltd. (ADR)	263,000	57,326
Atlassian Corp. PLC, Class A2	267,500	56,378
Samsung Electronics Co., Ltd.[1]	631,500	45,614
Keyence Corp.[1]	77,200	35,238
NXP Semiconductors NV	173,200	34,872
Infineon Technologies AG1	728,000	30,875
Avast PLC[1]	4,289,000	26,967
Oneconnect Financial Technology Co., Ltd. (ADR)[2]	1,716,000	25,362
Hexagon AB, Class B1	208,900	19,265
OBIC Co., Ltd.[1]	91,200	16,780
Silergy Corp.[1]	176,000	14,425
Afterpay Ltd.[1,2]	120,994	9,485
Xero Ltd.[1,2]	95,031	9,221
GDS Holdings Ltd., Class A1,2	800,000	8,132
ASM International NV1,2	4,453	1,303
		903,712
Communication services 7.08%
SoftBank Group Corp.[1]	1,601,100	135,752
Bilibili Inc., Class Z (ADR)[2]	810,306	86,751
Bilibili Inc., Class Z1,2	208,200	22,175
Square Enix Holdings Co., Ltd.[1]	1,385,200	77,078
Sea Ltd., Class A (ADR)[2]	325,100	72,572
Z Holdings Corp.[1]	14,427,000	72,033
Tencent Holdings Ltd.[1]	807,809	63,685
SoftBank Corp.[1]	4,438,300	57,761
Bharti Airtel Ltd.[1]	6,769,515	47,963
Kuaishou Technology, Class B1,2,4,5	1,378,100	38,290
Kuaishou Technology, Class B1,2	130,900	4,546
Playtika Holding Corp.[2]	687,500	18,707
Scout24 AG1,3	154,000	11,685
American Funds Insurance Series — International Fund — Page 24 of 240

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
América Móvil, SAB de CV, Series L (ADR)	409,657	$5,563
América Móvil, SAB de CV, Series L	2,139,900	1,462
		716,023
Materials 6.42%
Vale SA, ordinary nominative (ADR)	20,302,542	352,858
Vale SA, ordinary nominative	770,681	13,414
First Quantum Minerals Ltd.	6,022,500	114,776
Linde PLC (EUR denominated)[1]	207,300	58,059
Shin-Etsu Chemical Co., Ltd.[1]	184,400	31,157
BHP Group PLC[1]	976,400	28,190
BASF SE1	332,700	27,633
Akzo Nobel NV1	118,578	13,252
Koninklijke DSM NV1	61,300	10,373
		649,712
Utilities 2.89%
ENN Energy Holdings Ltd.[1]	13,250,000	212,850
China Gas Holdings Ltd.[1]	19,477,800	79,792
		292,642
Consumer staples 2.37%
Kweichow Moutai Co., Ltd., Class A1	160,340	49,283
Treasury Wine Estates Ltd.[1]	4,942,835	38,946
Danone SA1	434,000	29,779
Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	4,371,603	26,762
Heineken NV1	195,613	20,102
Pernod Ricard SA1	97,977	18,392
CP All PCL, foreign registered[1]	6,350,700	14,089
Shiseido Company, Ltd.[1]	152,000	10,239
Chocoladefabriken Lindt & Sprüngli AG1	107	9,793
JBS SA, ordinary nominative	1,811,000	9,742
Dabur India Ltd.[1]	980,000	7,250
Kirin Holdings Company, Ltd.[1]	280,900	5,386
		239,763
Real estate 0.39%
Ayala Land, Inc.[1]	53,860,300	38,115
CK Asset Holdings Ltd.[1]	177,000	1,076
		39,191
Total common stocks (cost: $6,630,730,000)		9,533,591
Preferred securities 1.62% Energy 0.84%
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	6,336,898	54,117
Petróleo Brasileiro SA (Petrobras), preferred nominative	7,331,500	31,391
		85,508
Health care 0.52%
Grifols, SA, Class B, nonvoting preferred, non-registered shares[1]	3,026,230	52,181
American Funds Insurance Series — International Fund — Page 25 of 240

unaudited
Preferred securities (continued) Consumer discretionary 0.26%	Shares	Value (000)
Volkswagen AG, nonvoting preferred shares[1]	94,500	$26,409
Total preferred securities (cost: $163,353,000)		164,098
Rights & warrants 0.27% Health care 0.27%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2021[1,2,5]	896,000	19,239
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2021[1,2,5]	897,354	8,141
Total rights & warrants (cost: $14,772,000)		27,380
Short-term securities 4.42% Money market investments 3.59%
Capital Group Central Cash Fund 0.08%[6,7]	3,627,288	362,765
Money market investments purchased from securities lending collateral 0.83%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[6,8]	67,937,425	67,938
Capital Group Central Cash Fund 0.08%[6,7,8]	161,441	16,585
		84,523
Total short-term securities (cost: $447,233,000)		447,288
Total investment securities 100.54% (cost: $7,256,088,000)		10,172,357
Other assets less liabilities (0.54)%		(54,930)
Net assets 100.00%		$10,117,427
Investments in affiliates7

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2021 (000)	Dividend income (000)
Short-term securities 3.75%
Money market investments 3.59%
Capital Group Central Cash Fund 0.08%[6]	$523,844	$1,201,497	$1,362,576	$9	$(9)	$362,765	$133
Money market investments purchased from securities lending collateral 0.16%
Capital Group Central Cash Fund 0.08%[6,8]	—	—[9]	—[9]	—[9]	—[9]	16,585	—[9]
Total short-term securities						379,350
Total 3.75%				$9	$(9)	$379,350	$133
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $7,553,183,000, which represented 74.66% of the net assets of the fund. This amount includes $7,487,507,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $86,374,000, which represented .85% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $65,670,000, which represented .65% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 3/31/2021.
[7]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Information not shown for money market investments purchased with cash collateral from securities on loan.
American Funds Insurance Series — International Fund — Page 26 of 240

unaudited
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
American Funds Insurance Series — International Fund — Page 27 of 240

New World Fund®
Investment portfolio
March 31, 2021
unaudited
Common stocks 87.92% Information technology 19.00%	Shares	Value (000)
Microsoft Corp.	417,214	$98,367
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	3,929,000	81,697
PayPal Holdings, Inc.[2]	270,139	65,601
PagSeguro Digital Ltd., Class A2	1,100,667	50,961
Mastercard Inc., Class A	126,839	45,161
Broadcom Inc.	81,044	37,577
Adobe Inc.[2]	78,111	37,132
ASML Holding NV1	57,473	35,055
Cree, Inc.[2]	279,810	30,256
Keyence Corp.[1]	64,800	29,578
StoneCo Ltd., Class A2	470,934	28,831
EPAM Systems, Inc.[2]	54,519	21,627
Silergy Corp.[1]	239,000	19,589
Samsung Electronics Co., Ltd.[1]	223,319	16,131
Micron Technology, Inc.[2]	174,530	15,395
Network International Holdings PLC[1,2]	2,350,007	13,401
Accenture PLC, Class A	43,052	11,893
Apple Inc.	85,942	10,498
Visa Inc., Class A	44,280	9,375
MediaTek Inc.[1]	250,000	8,592
Hexagon AB, Class B1	88,005	8,116
Kingdee International Software Group Co. Ltd.[1]	2,395,000	7,544
Trimble Inc.[2]	95,682	7,443
Oneconnect Financial Technology Co., Ltd. (ADR)[2]	470,455	6,953
Cognizant Technology Solutions Corp., Class A	88,049	6,878
TELUS International (Cda) Inc., subordinate voting shares[2]	234,905	6,573
Tokyo Electron Ltd.[1]	15,200	6,508
GDS Holdings Ltd., Class A1,2	603,600	6,135
Edenred SA1	109,718	5,732
Inphi Corp.[2]	30,581	5,456
FleetCor Technologies, Inc.[2]	20,007	5,374
NXP Semiconductors NV	25,406	5,115
NetEase, Inc.[1]	244,500	5,053
Advanced Micro Devices, Inc.[2]	63,435	4,980
Atlassian Corp. PLC, Class A2	19,624	4,136
Halma PLC[1]	115,640	3,785
Logitech International SA1	35,990	3,772
Globant SA2	16,992	3,528
Autodesk, Inc.[2]	11,824	3,277
ON Semiconductor Corp.[2]	78,693	3,274
Nokia Corp.[1]	781,179	3,123
Yeahka Ltd.[1,2]	398,400	2,797
Chindata Group Holdings Ltd., Class A (ADR)[2]	164,996	2,729
Aspen Technology, Inc.[2]	18,225	2,630
Intel Corp.	30,635	1,961
Nice Ltd. (ADR)	8,703	1,897
American Funds Insurance Series — New World Fund — Page 28 of 240

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
KLA Corp.	5,366	$1,773
VeriSign, Inc.[2]	8,898	1,769
Hamamatsu Photonics KK1	29,000	1,719
CMC Materials, Inc.	8,338	1,474
TravelSky Technology Ltd., Class H1	606,000	1,423
SAP SE1	11,122	1,362
Infineon Technologies AG1	28,823	1,222
Elastic NV, non-registered shares[2]	10,295	1,145
Amadeus IT Group SA, Class A, non-registered shares[1,2]	14,929	1,057
Amphenol Corp., Class A	14,962	987
Vontier Corp.[2]	31,087	941
Coforge Ltd.[1]	18,082	726
		807,084
Consumer discretionary 12.74%
MercadoLibre, Inc.[2]	52,959	77,963
General Motors Company	672,461	38,640
LVMH Moët Hennessy-Louis Vuitton SE1	57,081	38,038
Alibaba Group Holding Ltd.[1,2]	904,804	25,604
Galaxy Entertainment Group Ltd.[1,2]	2,781,000	25,152
Evolution Gaming Group AB1	145,450	21,424
Hermès International[1]	17,949	19,875
XPeng Inc., Class A (ADR)[2]	490,598	17,912
Meituan, Class B1,2	456,000	17,567
EssilorLuxottica[1]	100,290	16,334
Kering SA1	23,015	15,891
Naspers Ltd., Class N1	63,038	15,117
Pop Mart International Group Ltd.[1,2]	1,438,321	11,051
JD Health International Inc.[1,2]	685,200	9,903
adidas AG1,2	31,690	9,892
Booking Holdings Inc.[2]	4,189	9,760
Marriott International, Inc., Class A2	64,952	9,620
NIKE, Inc., Class B	62,604	8,319
Delivery Hero SE1,2	61,556	7,978
Melco Resorts & Entertainment Ltd. (ADR)[2]	395,413	7,873
YUM! Brands, Inc.	72,726	7,868
Li Ning Co. Ltd.[1]	1,182,001	7,722
IDP Education Ltd.[1]	394,507	7,188
Zhongsheng Group Holdings Ltd.[1]	1,014,500	7,152
Gree Electric Appliances, Inc. of Zhuhai, Class A1	706,646	6,762
Jumbo SA1	362,261	6,643
Cie. Financière Richemont SA, Class A1	68,124	6,542
Trip.com Group Ltd. (ADR)[2]	164,564	6,522
Wyndham Hotels & Resorts, Inc.	93,431	6,520
Huazhu Group Ltd. (ADR)[2]	113,475	6,230
Industria de Diseño Textil, SA1	157,413	5,189
Wynn Macau, Ltd.[1]	2,597,600	5,063
Astra International Tbk PT1	13,676,400	4,991
JD.com, Inc., Class A1,2	117,100	4,930
Domino’s Pizza, Inc.	12,721	4,679
Suzuki Motor Corp.[1]	84,000	3,825
Midea Group Co., Ltd., Class A1	293,335	3,682
Samsonite International SA1,2	1,862,100	3,606
China MeiDong Auto Holdings Ltd.[1]	772,000	3,582
Aptiv PLC[2]	24,195	3,336
American Funds Insurance Series — New World Fund — Page 29 of 240

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Flutter Entertainment PLC (CDI)[1,2]	12,491	$2,671
Maruti Suzuki India Ltd.[1]	27,343	2,570
SAIC Motor Corp. Ltd., Class A1	788,700	2,370
Shangri-La Asia Ltd.[1,2]	2,212,000	2,215
Inchcape PLC[1]	206,481	2,140
Fast Retailing Co., Ltd.[1]	2,600	2,080
Airbnb, Inc., Class A2	10,033	1,886
InterContinental Hotels Group PLC[1,2]	24,034	1,653
Lojas Americanas SA, ordinary nominative	388,087	1,434
Vivo Energy PLC[1]	919,486	1,230
Stellantis NV1	67,946	1,201
Levi Strauss & Co., Class A	45,515	1,088
Entain PLC[1,2]	49,143	1,029
Wynn Resorts, Ltd.	7,397	927
Cyrela Brazil Realty SA, ordinary nominative	76,266	334
Dada Nexus Ltd. (ADR)[2]	4,100	111
		540,884
Financials 11.96%
Kotak Mahindra Bank Ltd.[1,2]	2,894,693	69,603
HDFC Bank Ltd.[1,2]	2,843,478	57,868
HDFC Bank Ltd. (ADR)[2]	74,181	5,763
AIA Group Ltd.[1]	4,599,200	55,952
Société Générale[1,2]	1,181,528	30,873
Ping An Insurance (Group) Company of China, Ltd., Class H1	2,016,800	24,086
Ping An Insurance (Group) Company of China, Ltd., Class A1	36,100	434
Sberbank of Russia PJSC (ADR)[1]	1,275,408	19,656
Sberbank of Russia PJSC (ADR)	217,010	3,344
B3 SA - Brasil, Bolsa, Balcao	2,065,483	20,043
UniCredit SpA[1,2]	1,692,399	17,972
Bajaj Finance Ltd.[1,2]	252,435	17,840
Capitec Bank Holdings Ltd.[1,2]	167,340	16,100
ICICI Bank Ltd. (ADR)[2]	802,259	12,860
ICICI Bank Ltd.[1,2]	358,546	2,865
XP Inc., Class A2	352,666	13,285
Banco Santander, SA1	3,856,564	13,108
Bajaj Finserv Ltd.[1,2]	78,972	10,437
HDFC Life Insurance Company Ltd.[1,2]	1,061,022	10,126
Banco Bilbao Vizcaya Argentaria, SA1	1,775,625	9,249
S&P Global Inc.	25,138	8,870
Hong Kong Exchanges and Clearing Ltd.[1]	146,300	8,652
China Merchants Bank Co., Ltd., Class H1	1,128,000	8,631
TCS Group Holding PLC (GDR)[1,3]	145,986	8,487
Fairfax Financial Holdings Ltd., subordinate voting shares	15,121	6,600
Moody’s Corp.	22,103	6,600
Lufax Holding Ltd. (ADR)[2,4]	406,055	5,896
Discovery Ltd.[1,2]	543,141	4,879
AU Small Finance Bank Ltd.[1,2]	249,082	4,194
Bank Rakyat Indonesia (Persero) Tbk PT1,2	13,114,300	3,980
Eurobank Ergasias Services and Holdings SA1,2	4,647,154	3,940
DBS Group Holdings Ltd.[1]	181,500	3,915
Bank Mandiri (Persero) Tbk PT1	8,645,800	3,668
UBS Group AG1	218,535	3,384
Alpha Bank SA1,2	2,425,814	2,598
Chubb Ltd.	14,630	2,311
American Funds Insurance Series — New World Fund — Page 30 of 240

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Moscow Exchange MICEX-RTS PJSC[1]	966,126	$2,220
Axis Bank Ltd.[1,2]	209,315	2,004
Futu Holdings Ltd. (ADR)[2,4]	9,869	1,567
Bank of the Philippine Islands[1]	839,100	1,410
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México, Class B2	1,278,484	1,409
Linklogis Inc., Class B1,2	552,000	1,248
		507,927
Health care 11.56%
Zai Lab Ltd. (ADR)[2]	345,806	46,141
Thermo Fisher Scientific Inc.	81,701	37,287
Carl Zeiss Meditec AG, non-registered shares[1]	197,862	29,823
WuXi AppTec Co., Ltd., Class A1	841,416	18,067
WuXi AppTec Co., Ltd., Class H1,2	437,900	8,661
Abbott Laboratories	207,963	24,922
WuXi Biologics (Cayman) Inc.[1,2]	1,970,100	24,851
CanSino Biologics Inc., Class H1,2	607,118	23,053
Notre Dame Intermédica Participações SA	1,411,230	20,760
BeiGene, Ltd. (ADR)[2]	48,958	17,041
BeiGene, Ltd.[1,2]	54,000	1,429
AstraZeneca PLC[1]	145,276	14,487
PerkinElmer, Inc.	105,906	13,587
Pharmaron Beijing Co., Ltd., Class H1	388,100	7,383
Pharmaron Beijing Co., Ltd., Class A1	258,000	5,921
BioMarin Pharmaceutical Inc.[2]	171,789	12,972
CSL Ltd.[1]	56,534	11,392
bioMérieux SA1	88,917	11,335
Jiangsu Hengrui Medicine Co., Ltd., Class A1	798,598	11,247
Yunnan Baiyao Group Co., Ltd., Class A1	597,200	10,998
Koninklijke Philips NV (EUR denominated)[1,2]	180,565	10,309
Olympus Corp.[1]	440,800	9,144
Shionogi & Co., Ltd.[1]	159,700	8,614
Asahi Intecc Co., Ltd.[1]	297,700	8,221
Danaher Corp.	33,030	7,434
Medtronic PLC	54,677	6,459
Novo Nordisk A/S, Class B1	94,308	6,369
Teva Pharmaceutical Industries Ltd. (ADR)[2]	550,859	6,357
Hypera SA, ordinary nominative	1,104,804	6,287
Straumann Holding AG1	4,929	6,146
Pfizer Inc.	141,245	5,117
Ping An Healthcare and Technology Co. Ltd., Class H1,2	394,300	4,972
Zoetis Inc., Class A	30,021	4,728
Hikma Pharmaceuticals PLC[1]	147,707	4,633
Grifols, SA, Class A, non-registered shares[1]	171,687	4,495
Hugel, Inc.[1,2]	28,020	4,430
Aier Eye Hospital Group Co., Ltd., Class A1	483,627	4,387
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A1	204,733	3,990
Baxter International Inc.	44,255	3,732
Alcon Inc.[1,2]	53,080	3,716
Eli Lilly and Company	18,928	3,536
Laurus Labs Ltd.[1]	681,020	3,379
HOYA Corp.[1]	26,200	3,086
Hangzhou Tigermed Consulting Co., Ltd., Class A1	128,071	2,942
Alibaba Health Information Technology Ltd.[1,2]	846,600	2,410
American Funds Insurance Series — New World Fund — Page 31 of 240

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Mettler-Toledo International Inc.[2]	1,569	$1,813
OdontoPrev SA, ordinary nominative	623,466	1,457
Novartis AG1	9,955	850
Shandong Pharmaceutical Glass Co., Ltd., Class A1	66,700	405
NMC Health PLC[1,2,5]	49,400	1
		490,776
Communication services 9.05%
Tencent Holdings Ltd.[1]	953,500	75,171
Sea Ltd., Class A (ADR)[2]	254,840	56,888
Alphabet Inc., Class C2	21,658	44,802
Alphabet Inc., Class A2	3,750	7,735
Facebook, Inc., Class A2	163,170	48,059
Netflix, Inc.[2]	46,941	24,487
Bilibili Inc., Class Z (ADR)[2]	146,615	15,697
Bilibili Inc., Class Z1,2	70,620	7,521
Yandex NV, Class A2	284,767	18,242
Kuaishou Technology, Class B1,2,3,5	370,500	10,294
Kuaishou Technology, Class B1,2	122,000	4,237
América Móvil, SAB de CV, Series L (ADR)	909,771	12,355
Activision Blizzard, Inc.	108,846	10,123
Vodafone Group PLC[1]	4,306,905	7,838
Indus Towers Ltd.[1]	1,811,627	6,095
Bharti Airtel Ltd.[1]	852,975	6,043
MTN Group Ltd.[1]	989,722	5,818
NetEase, Inc. (ADR)	50,104	5,174
Electronic Arts Inc.	35,793	4,845
JOYY Inc., Class A (ADR)	50,334	4,718
SoftBank Group Corp.[1]	35,300	2,993
Informa PLC[1]	195,177	1,507
HUYA, Inc. (ADR)[2,4]	73,696	1,436
JCDecaux SA1,2	48,473	1,222
Telkom Indonesia (Persero) Tbk PT, Class B1	4,360,300	1,030
		384,330
Materials 6.25%
Vale SA, ordinary nominative (ADR)	2,430,129	42,236
Vale SA, ordinary nominative	2,257,634	39,295
First Quantum Minerals Ltd.	1,231,849	23,476
Sika AG1	64,203	18,339
Asian Paints Ltd.[1]	481,588	16,742
Freeport-McMoRan Inc.	404,114	13,308
Shree Cement Ltd.[1]	22,714	9,171
Shin-Etsu Chemical Co., Ltd.[1]	52,400	8,854
Rio Tinto PLC[1]	102,367	7,831
Koninklijke DSM NV1	37,651	6,371
AngloGold Ashanti Ltd. (ADR)	200,712	4,410
AngloGold Ashanti Ltd.[1]	70,895	1,550
Linde PLC	21,087	5,907
Givaudan SA1	1,509	5,815
BHP Group PLC[1]	196,384	5,670
LANXESS AG1	73,577	5,423
CCL Industries Inc., Class B, nonvoting shares	90,463	5,004
Gerdau SA (ADR)	929,773	4,965
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[2]	706,208	4,922
American Funds Insurance Series — New World Fund — Page 32 of 240

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A1	524,793	$4,106
Barrick Gold Corp.	206,863	4,096
Loma Negra Compania Industrial Argentina SA (ADR)	581,211	3,679
Alrosa PJSC[1]	2,568,173	3,591
Arkema SA1	23,792	2,883
Huntsman Corp.	97,795	2,820
SIG Combibloc Group AG1	115,636	2,675
Chr. Hansen Holding A/S1,2	26,439	2,402
Celanese Corp.	13,929	2,087
Amcor PLC (CDI)[1]	162,847	1,908
Turquoise Hill Resources Ltd.[2]	102,030	1,642
Umicore SA1	29,864	1,585
BASF SE1	16,976	1,410
Asahi Kasei Corp.[1]	120,900	1,392
		265,565
Industrials 5.64%
Airbus SE, non-registered shares[1,2]	236,285	26,763
Safran SA1,2	156,764	21,340
CCR SA, ordinary nominative	7,594,620	17,433
Wizz Air Holdings PLC[1,2]	236,301	15,713
IMCD NV1	96,171	13,366
DSV Panalpina A/S1	67,180	13,174
Nidec Corp.[1]	95,700	11,690
Copa Holdings, SA, Class A	130,128	10,513
International Container Terminal Services, Inc.[1]	4,073,460	10,164
InPost SA1,2	613,724	10,051
Ryanair Holdings PLC (ADR)[2]	77,962	8,966
Rumo SA2	2,439,329	8,776
SMC Corp.[1]	12,100	7,060
TransDigm Group Inc.[2]	11,120	6,538
Fortive Corp.	72,426	5,116
Airports of Thailand PCL, foreign registered[1]	2,289,300	5,068
Boeing Company[2]	19,244	4,902
Han’s Laser Technology Industry Group Co., Ltd., Class A1	750,925	4,868
Centre Testing International Group Co., Ltd.[1]	1,069,696	4,659
Spirax-Sarco Engineering PLC[1]	27,717	4,357
ZTO Express (Cayman) Inc., Class A (ADR)	148,155	4,319
Epiroc AB, Class B1	173,396	3,613
Daikin Industries, Ltd.[1]	17,000	3,442
Komatsu Ltd.[1]	86,700	2,679
ABB Ltd.[1]	79,505	2,418
Air Lease Corp., Class A	43,452	2,129
Atlas Copco AB, Class B1	37,156	1,933
Havells India Ltd.[1]	116,587	1,680
Shanghai International Airport Co., Ltd., Class A1	185,576	1,641
Experian PLC[1]	38,595	1,329
Hefei Meyer Optoelectronic Technology Inc., Class A1	170,103	1,098
Carrier Global Corp.	23,873	1,008
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A1	308,200	972
Guangzhou Baiyun International Airport Co. Ltd., Class A1	422,600	862
		239,640
American Funds Insurance Series — New World Fund — Page 33 of 240

unaudited
Common stocks (continued) Consumer staples 4.80%	Shares	Value (000)
Kweichow Moutai Co., Ltd., Class A1	233,007	$71,618
Foshan Haitian Flavouring and Food Co. Ltd., Class A1	567,161	13,860
Nestlé SA1	116,046	12,934
Anheuser-Busch InBev SA/NV1	171,667	10,823
Pernod Ricard SA1	46,838	8,792
Carlsberg A/S, Class B1	53,561	8,238
Raia Drogasil SA, ordinary nominative	1,524,007	6,785
ITC Ltd.[1]	1,887,463	5,647
Reckitt Benckiser Group PLC[1]	62,815	5,628
Avenue Supermarts Ltd.[1,2]	137,253	5,375
Wal-Mart de México, SAB de CV, Series V4	1,632,389	5,149
Constellation Brands, Inc., Class A	19,521	4,451
Unilever PLC (EUR denominated)[1]	73,017	4,074
Heineken NV1	38,853	3,993
United Spirits Ltd.[1,2]	523,622	3,990
Nongfu Spring Co., Ltd., Class H1,2	678,605	3,401
Shiseido Company, Ltd.[1]	49,400	3,328
Kimberly-Clark de México, SAB de CV, Class A	1,587,474	2,713
L’Oréal SA, non-registered shares[1]	6,210	2,380
Mondelez International, Inc.	39,067	2,287
Philip Morris International Inc.	23,692	2,102
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd., Class A1	266,585	1,973
Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	318,900	1,952
Fomento Económico Mexicano, SAB de CV	252,300	1,902
Herbalife Nutrition Ltd.[2]	41,972	1,862
Uni-Charm Corp.[1]	44,300	1,857
British American Tobacco PLC[1]	48,365	1,850
Kirin Holdings Company, Ltd.[1]	86,800	1,664
Danone SA1	23,776	1,631
Chengdu Hongqi Chain Co., Ltd.[1]	1,109,901	1,012
Diageo PLC[1]	11,617	478
		203,749
Energy 3.11%
Reliance Industries Ltd.[1]	2,749,651	75,577
Reliance Industries Ltd., interim shares[1]	151,056	2,260
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	2,522,840	21,394
Rosneft Oil Company PJSC (GDR)[1]	1,242,301	9,385
Gazprom PJSC (ADR)[1]	766,279	4,572
Schlumberger Ltd.	163,590	4,448
New Fortress Energy Inc., Class A	93,888	4,310
Chevron Corp.	38,727	4,058
Royal Dutch Shell PLC, Class B1	178,425	3,282
Total SE1	60,026	2,796
		132,082
Real estate 2.15%
Shimao Services Holdings Ltd.[1,2]	5,953,187	13,170
American Tower Corp. REIT	47,621	11,384
ESR Cayman Ltd.[1,2]	2,932,200	9,639
Longfor Group Holdings Ltd.[1]	1,395,000	9,289
China Resources Land Ltd.[1]	1,444,000	6,995
BR Malls Participacoes SA, ordinary nominative[2]	3,439,165	6,183
CIFI Holdings (Group) Co. Ltd.[1]	5,845,674	5,688
CK Asset Holdings Ltd.[1]	911,000	5,538
American Funds Insurance Series — New World Fund — Page 34 of 240

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Ayala Land, Inc.[1]	6,277,800	$4,443
KE Holdings Inc., Class A (ADR)[2]	72,207	4,114
Shimao Group Holdings Ltd.[1]	1,228,500	3,868
Embassy Office Parks REIT[1]	857,600	3,823
CTP NV1,2	207,680	3,677
Sunac Services Holdings Ltd.[1,2]	1,111,000	3,532
		91,343
Utilities 1.66%
ENN Energy Holdings Ltd.[1]	1,570,100	25,222
China Gas Holdings Ltd.[1]	4,526,800	18,544
AES Corp.	408,596	10,955
Engie SA1,2	441,836	6,274
China Resources Gas Group Ltd.[1]	1,036,000	5,760
Enel SpA[1]	388,055	3,877
		70,632
Total common stocks (cost: $2,263,820,000)		3,734,012
Preferred securities 1.06% Materials 0.32%
Gerdau SA, preferred nominative shares	2,502,392	13,435
Consumer discretionary 0.27%
Volkswagen AG, nonvoting preferred shares[1]	34,345	9,599
Lojas Americanas SA, preferred nominative	473,528	1,881
		11,480
Industrials 0.25%
Azul SA, preferred nominative shares (ADR)[2]	344,699	6,959
GOL Linhas Aéreas Inteligentes SA, preferred nominative[2]	823,702	3,148
GOL Linhas Aéreas Inteligentes SA, preferred nominative (ADR)[2]	72,525	555
		10,662
Information technology 0.13%
Nu Holdings Ltd., Series G, noncumulative, preferred shares[1,2,5,6]	112,623	3,831
Nu Holdings Ltd., Series A, noncumulative, preferred shares[1,2,5,6]	19,235	654
Nu Holdings Ltd., Series Seed, noncumulative, preferred shares[1,2,5,6]	15,954	543
Nu Holdings Ltd., noncumulative, preferred shares[1,2,5,6]	12,397	422
Nu Holdings Ltd., Series B, noncumulative, preferred shares[1,2,5,6]	1,101	37
Nu Holdings Ltd., Series D, noncumulative, preferred shares[1,2,5,6]	585	20
		5,507
Health care 0.07%
Grifols, SA, Class B, nonvoting preferred, non-registered shares[1]	183,440	3,163
Energy 0.02%
Petróleo Brasileiro SA (Petrobras), preferred nominative	182,615	782
American Funds Insurance Series — New World Fund — Page 35 of 240

unaudited
Preferred securities (continued) Real estate 0.00%	Shares	Value (000)
Ayala Land, Inc., preferred shares[1,2,5]	15,000,000	$—[7]
Total preferred securities (cost: $29,501,000)		45,029
Rights & warrants 0.20% Consumer staples 0.19%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2022[1,2,3]	336,160	8,215
Health care 0.01%
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2021[1,2,3]	21,625	196
Consumer discretionary 0.00%
Cie. Financière Richemont SA, Class A, warrants, expire 2023[2,4]	144,354	55
Total rights & warrants (cost: $2,907,000)		8,466
Convertible bonds & notes 0.00% Health care 0.00%	Principal amount (000)
BioMarin Pharmaceutical Inc., convertible bonds, 1.25% 2027[3]	$114	113
Total convertible bonds & notes (cost: $121,000)		113
Bonds, notes & other debt instruments 2.63% Bonds & notes of governments & government agencies outside the U.S. 2.28%
Abu Dhabi (Emirate of) 2.50% 2029[3]	1,900	1,953
Abu Dhabi (Emirate of) 1.70% 2031[3]	455	432
Angola (Republic of) 8.25% 2028	200	193
Angola (Republic of) 8.00% 2029[3]	2,800	2,636
Angola (Republic of) 8.00% 2029	200	188
Argentine Republic 1.00% 2029	385	139
Argentine Republic 0.125% 2030 (0.50% on 7/9/2021)[8]	757	255
Argentine Republic 0.125% 2035 (1.125% on 7/9/2021)[8]	4,190	1,259
Argentine Republic 0.125% 2038 (2.00% on 7/9/2021)[8]	1,318	485
Argentine Republic 0.125% 2041 (2.50% on 7/9/2021)[8]	5,900	2,046
Armenia (Republic of) 7.15% 2025	490	543
Bahrain (Kingdom of) 6.75% 2029[3]	500	546
Belarus (Republic of) 6.875% 2023	1,775	1,815
Belarus (Republic of) 5.875% 2026	230	221
Belarus (Republic of) 7.625% 2027	335	344
Cameroon (Republic of) 9.50% 2025	805	875
Colombia (Republic of) 4.50% 2026	830	913
Colombia (Republic of) 7.375% 2037	600	795
Colombia (Republic of) 4.125% 2051	350	334
Costa Rica (Republic of) 4.375% 2025	234	233
Costa Rica (Republic of) 6.125% 2031[3]	1,250	1,261
Costa Rica (Republic of) 6.125% 2031	593	598
Cote d’Ivoire (Republic of) 4.875% 2032	€150	172
Dominican Republic 9.75% 2026	DOP18,150	346
Dominican Republic 8.625% 2027[3]	$575	700
Dominican Republic 11.375% 2029	DOP12,800	272
American Funds Insurance Series — New World Fund — Page 36 of 240

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Dominican Republic 4.50% 2030[3]	$180	$182
Dominican Republic 5.30% 2041[3]	303	299
Dominican Republic 7.45% 2044[3]	1,125	1,329
Dominican Republic 7.45% 2044	1,100	1,299
Dominican Republic 6.85% 2045	100	111
Dominican Republic 5.875% 2060[3]	280	269
Egypt (Arab Republic of) 5.75% 2024[3]	450	473
Egypt (Arab Republic of) 5.625% 2030	€260	304
Egypt (Arab Republic of) 5.875% 2031[3]	$365	343
Egypt (Arab Republic of) 7.625% 2032[3]	1,140	1,170
Egypt (Arab Republic of) 8.50% 2047	1,200	1,199
Egypt (Arab Republic of) 8.15% 2059[3]	900	861
Ethiopia (Federal Democratic Republic of) 6.625% 2024	1,430	1,322
Export-Import Bank of India 3.25% 2030	1,180	1,175
Gabonese Republic 6.375% 2024	2,160	2,245
Ghana (Republic of) 7.75% 2029[3]	1,125	1,117
Guatemala (Republic of) 4.375% 2027	400	429
Honduras (Republic of) 6.25% 2027	1,600	1,756
Indonesia (Republic of) 6.625% 2037	700	934
Indonesia (Republic of) 5.25% 2042	840	1,007
Iraq (Republic of) 6.752% 2023	960	958
Jordan (Hashemite Kingdom of) 4.95% 2025[3]	600	618
Jordan (Hashemite Kingdom of) 5.75% 2027[3]	1,530	1,607
Jordan (Hashemite Kingdom of) 5.75% 2027	200	210
Kazakhstan (Republic of) 6.50% 2045[3]	800	1,137
Kenya (Republic of) 6.875% 2024[3]	400	441
Kenya (Republic of) 8.25% 2048[3]	2,200	2,274
Malaysia (Federation of), Series 0419, 3.828% 2034	MYR430	103
Malaysia (Federation of), Series 0418, 4.893% 2038	1,150	297
Oman (Sultanate of) 4.875% 2025[3]	$202	211
Oman (Sultanate of) 6.25% 2031[3]	890	933
Pakistan (Islamic Republic of) 8.25% 2025[3]	410	455
Pakistan (Islamic Republic of) 6.00% 2026[3]	380	387
Pakistan (Islamic Republic of) 6.875% 2027[3]	1,050	1,099
Pakistan (Islamic Republic of) 7.875% 2036	400	416
Panama (Republic of) 3.75% 2026[3]	1,380	1,484
Panama (Republic of) 4.50% 2047	1,155	1,283
Panama (Republic of) 4.50% 2050	400	443
Panama (Republic of) 4.30% 2053	400	431
Paraguay (Republic of) 5.00% 2026[3]	500	567
Paraguay (Republic of) 4.70% 2027[3]	800	896
Paraguay (Republic of) 4.70% 2027	500	560
Paraguay (Republic of) 4.95% 2031	320	363
Peru (Republic of) 6.55% 2037	1,070	1,449
Peru (Republic of) 2.78% 2060	565	468
PETRONAS Capital Ltd. 4.55% 2050[3]	400	475
Philippines (Republic of) 1.648% 2031	780	739
Philippines (Republic of) 6.375% 2034	820	1,126
Philippines (Republic of) 2.95% 2045	990	929
PT Indonesia Asahan Aluminium Tbk 6.757% 2048	200	250
Qatar (State of) 4.50% 2028[3]	3,000	3,505
Qatar (State of) 4.50% 2028	800	935
Romania 2.00% 2032	€1,510	1,780
Romania 5.125% 2048[3]	$720	817
Russian Federation 4.375% 2029[3]	800	876
American Funds Insurance Series — New World Fund — Page 37 of 240

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Russian Federation 5.10% 2035	$1,200	$1,385
Russian Federation 5.25% 2047	1,400	1,665
Senegal (Republic of) 4.75% 2028	€1,100	1,313
Serbia (Republic of) 3.125% 2027	850	1,106
South Africa (Republic of) 5.875% 2030	$2,110	2,264
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	250	220
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	1,000	788
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	410	262
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	700	443
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	1,610	995
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030[3]	500	309
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	800	495
Tunisia (Republic of) 6.75% 2023	€420	452
Tunisia (Republic of) 5.625% 2024	710	738
Tunisia (Republic of) 5.75% 2025	$875	766
Turkey (Republic of) 6.375% 2025	475	472
Turkey (Republic of) 11.875% 2030	600	781
Turkey (Republic of) 5.875% 2031	1,170	1,061
Turkey (Republic of) 4.875% 2043	1,295	993
Turkey (Republic of) 5.75% 2047	2,205	1,797
Ukraine 7.75% 2027	2,328	2,495
Ukraine 9.75% 2028	700	817
Ukraine 7.375% 2032	2,180	2,199
United Mexican States 3.90% 2025	320	353
United Mexican States 4.50% 2029	1,070	1,188
United Mexican States 4.75% 2032	870	971
United Mexican States 4.75% 2044	1,090	1,154
United Mexican States 3.75% 2071	400	348
United Mexican States, Series M, 7.50% 2027	MXN15,000	782
Venezuela (Bolivarian Republic of) 7.00% 2018[9]	$64	6
Venezuela (Bolivarian Republic of) 7.75% 2019[9]	1,149	115
Venezuela (Bolivarian Republic of) 6.00% 2020[9]	950	96
Venezuela (Bolivarian Republic of) 12.75% 2022[9]	85	9
Venezuela (Bolivarian Republic of) 9.00% 2023[9]	1,383	144
Venezuela (Bolivarian Republic of) 8.25% 2024[9]	299	31
Venezuela (Bolivarian Republic of) 7.65% 2025[9]	129	13
Venezuela (Bolivarian Republic of) 11.75% 2026[9]	64	7
Venezuela (Bolivarian Republic of) 9.25% 2027[9]	170	18
Venezuela (Bolivarian Republic of) 9.25% 2028[9]	319	34
Venezuela (Bolivarian Republic of) 11.95% 2031[9]	106	11
Venezuela (Bolivarian Republic of) 7.00% 2038[9]	107	11
		97,007
Corporate bonds, notes & loans 0.35% Energy 0.11%
Oleoducto Central SA 4.00% 2027[3]	255	270
Petrobras Global Finance Co. 5.60% 2031	575	607
Petrobras Global Finance Co. 6.75% 2050	110	118
Petrobras Global Finance Co. 6.85% 2115	314	323
Petróleos Mexicanos 6.875% 2025[3]	624	677
Petróleos Mexicanos 6.875% 2026	755	810
Petróleos Mexicanos 6.49% 2027	910	952
American Funds Insurance Series — New World Fund — Page 38 of 240

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
PTT Exploration and Production PCL 2.587% 2027[3]	$320	$330
Sinopec Group Overseas Development (2018) Ltd. 3.10% 2051[3]	370	340
		4,427
Financials 0.06%
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]	1,140	1,150
Power Financial Corp. Ltd. 5.25% 2028	425	475
Power Financial Corp. Ltd. 6.15% 2028	432	510
Power Financial Corp. Ltd. 4.50% 2029	273	290
Power Financial Corp. Ltd. 3.35% 2031	310	303
		2,728
Utilities 0.04%
AES Panama Generation Holdings SRL 4.375% 2030[3]	280	290
Empresas Publicas de Medellin ESP 4.25% 2029[3]	412	418
Empresas Publicas de Medellin ESP 4.375% 2031[3]	360	361
State Grid Overseas Investment Ltd. 3.50% 2027[3]	330	360
State Grid Overseas Investment Ltd. 4.25% 2028	200	225
		1,654
Communication services 0.04%
Axiata SPV5 Labuan Ltd. 3.064% 2050	357	328
PLDT Inc. 2.50% 2031	210	207
Tencent Holdings Ltd. 3.975% 2029	400	435
Tencent Holdings Ltd. 3.24% 2050[3]	580	536
		1,506
Consumer discretionary 0.03%
Alibaba Group Holding Ltd. 2.125% 2031	463	442
Alibaba Group Holding Ltd. 3.15% 2051	610	569
MercadoLibre, Inc. 3.125% 2031	200	191
Sands China Ltd. 4.375% 2030	220	233
		1,435
Materials 0.03%
Braskem Idesa SAPI 7.45% 2029	775	771
Braskem Idesa SAPI 7.45% 2029[3]	300	299
GC Treasury Center Company Ltd. 2.98% 2031[3]	200	198
		1,268
Industrials 0.03%
Empresa de Transporte de Pasajeros Metro SA 4.70% 2050[3]	270	308
Mexico City Airport Trust 4.25% 2026	675	712
Mexico City Airport Trust 3.875% 2028	200	203
		1,223
Consumer staples 0.01%
MARB BondCo PLC 3.95% 2031[3]	600	571
Total corporate bonds, notes & loans		14,812
Total bonds, notes & other debt instruments (cost: $111,000,000)		111,819
American Funds Insurance Series — New World Fund — Page 39 of 240

unaudited
Short-term securities 8.39% Money market investments 8.25%	Shares	Value (000)
Capital Group Central Cash Fund 0.08%[10,11]	3,500,816	$350,117
Money market investments purchased from securities lending collateral 0.14%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[10,12]	4,827,004	4,827
Capital Group Central Cash Fund 0.08%[10,11,12]	11,783	1,178
		6,005
Total short-term securities (cost: $356,115,000)		356,122
Total investment securities 100.20% (cost: $2,763,464,000)		4,255,561
Other assets less liabilities (0.20)%		(8,552)
Net assets 100.00%		$4,247,009
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[13] (000)	Value at 3/31/2021[14] (000)	Unrealized appreciation (depreciation) at 3/31/2021 (000)
10 Year Ultra U.S. Treasury Note Futures	Short	63	June 2021	$(6,300)	$(9,053)	$257
30 Year Ultra U.S. Treasury Bond Futures	Long	18	June 2021	1,800	3,262	(133)
						$124
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 3/31/2021 (000)
Purchases (000)	Sales (000)
USD3,374	EUR2,830	UBS AG	4/9/2021	$54
Investments in affiliates11

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 3/31/2021 (000)	Dividend income (000)
Short-term securities 8.28%
Money market investments 8.25%
Capital Group Central Cash Fund 0.08%[10]	$224,497	$279,471	$153,851	$—[7]	$—[7]	$350,117	$74
Money market investments purchased from securities lending collateral 0.03%
Capital Group Central Cash Fund 0.08%[10,12]	—	—[15]	—[15]	—[15]	—[15]	1,178	—[15]
Total short-term securities						351,295
Total 8.28%				$—[7]	$—[7]	$351,295	$74
American Funds Insurance Series — New World Fund — Page 40 of 240

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,122,320,000, which represented 49.97% of the net assets of the fund. This amount includes $2,096,859,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $63,925,000, which represented 1.51% of the net assets of the fund.
[4]	All or a portion of this security was on loan. The total value of all such securities was $6,556,000, which represented .15% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[7]	Amount less than one thousand.
[8]	Step bond; coupon rate may change at a later date.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Rate represents the seven-day yield at 3/31/2021.
[11]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[12]	Security purchased with cash collateral from securities on loan.
[13]	Notional amount is calculated based on the number of contracts and notional contract size.
[14]	Value is calculated based on the notional amount and current market price.
[15]	Information not shown for money market investments purchased with cash collateral from securities on loan.
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Nu Holdings Ltd., Series G, noncumulative, preferred shares	1/27/2021	$3,831	$3,831.09%
Nu Holdings Ltd., Series A, noncumulative, preferred shares	1/27/2021	654	654.02
Nu Holdings Ltd., Series Seed, noncumulative, preferred shares	1/27/2021	543	543.01
Nu Holdings Ltd., noncumulative, preferred shares	1/27/2021	422	422.01
Nu Holdings Ltd., Series B, noncumulative, preferred shares	1/27/2021	37	37.00
Nu Holdings Ltd., Series D, noncumulative, preferred shares	1/27/2021	20	20.00
Total private placement securities		$ 5,507	$ 5,507.13%
Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
DOP = Dominican pesos
EUR/€ = Euros
GDR = Global Depositary Receipts
MXN = Mexican pesos
MYR = Malaysian ringgits
USD/$ = U.S. dollars
American Funds Insurance Series — New World Fund — Page 41 of 240

Blue Chip Income and Growth Fund
Investment portfolio
March 31, 2021
unaudited
Common stocks 97.50% Information technology 16.57%	Shares	Value (000)
Microsoft Corp.	2,675,390	$630,777
Broadcom Inc.	1,007,100	466,952
Mastercard Inc., Class A	652,900	232,465
Apple Inc.	1,400,000	171,010
SS&C Technologies Holdings, Inc.	1,153,800	80,616
Intel Corp.	1,100,000	70,400
Cognizant Technology Solutions Corp., Class A	486,000	37,966
QUALCOMM Inc.	68,000	9,016
		1,699,202
Health care 16.30%
Abbott Laboratories	3,362,500	402,962
Amgen Inc.	1,258,510	313,130
UnitedHealth Group Inc.	620,100	230,721
Gilead Sciences, Inc.	3,562,712	230,258
AbbVie Inc.	1,043,000	112,873
Medtronic PLC	700,000	82,691
Stryker Corp.	296,800	72,295
Teva Pharmaceutical Industries Ltd. (ADR)[1]	5,796,300	66,889
Humana Inc.	124,700	52,281
Merck & Co., Inc.	500,000	38,545
Zimmer Biomet Holdings, Inc.	225,000	36,018
PerkinElmer, Inc.	210,400	26,992
GlaxoSmithKline PLC (ADR)	148,000	5,282
		1,670,937
Industrials 13.19%
Raytheon Technologies Corp.	3,935,100	304,065
CSX Corp.	2,860,000	275,761
General Dynamics Corp.	779,000	141,435
General Electric Co.	9,974,300	130,963
Union Pacific Corp.	565,600	124,664
Carrier Global Corp.	2,549,000	107,619
Illinois Tool Works Inc.	450,000	99,684
Airbus Group SE (ADR)[1]	2,639,000	74,921
RELX PLC (ADR)	1,225,000	30,821
Stanley Black & Decker, Inc.	136,000	27,155
ManpowerGroup Inc.	131,500	13,005
L3Harris Technologies, Inc.	58,500	11,857
Otis Worldwide Corp.	150,000	10,268
Rolls-Royce Holdings PLC (ADR)[2]	356,800	535
		1,352,753
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 42 of 240

unaudited
Common stocks (continued) Energy 10.94%	Shares	Value (000)
EOG Resources, Inc.	4,588,100	$332,775
Baker Hughes Co., Class A	10,437,000	225,543
Chevron Corp.	1,235,000	129,416
Diamondback Energy, Inc.	1,387,033	101,933
Royal Dutch Shell PLC, Class B (ADR)	2,242,000	82,573
Pioneer Natural Resources Company	486,800	77,314
ConocoPhillips	899,506	47,647
Canadian Natural Resources, Ltd.	1,230,250	37,978
Williams Companies, Inc.	1,309,000	31,010
Schlumberger Ltd.	1,045,400	28,424
TC Energy Corp.	600,000	27,450
		1,122,063
Communication services 8.84%
Comcast Corp., Class A	5,862,700	317,231
Facebook, Inc., Class A1	700,000	206,171
Alphabet Inc., Class A1	80,975	167,012
Alphabet Inc., Class C1	3,000	6,206
Netflix, Inc.[1]	201,800	105,271
Omnicom Group Inc.	1,000,000	74,150
Electronic Arts Inc.	146,000	19,764
Activision Blizzard, Inc.	113,000	10,509
		906,314
Financials 8.80%
JPMorgan Chase & Co.	1,547,300	235,545
Citigroup Inc.	3,108,500	226,143
American International Group, Inc.	3,317,000	153,279
Discover Financial Services	905,000	85,966
Wells Fargo & Company	1,280,000	50,010
PNC Financial Services Group, Inc.	272,500	47,799
Franklin Resources, Inc.	1,550,000	45,880
Nasdaq, Inc.	260,000	38,340
CME Group Inc., Class A	96,500	19,708
		902,670
Consumer discretionary 7.90%
General Motors Company	4,763,500	273,711
Royal Caribbean Cruises Ltd.	1,525,200	130,572
McDonald’s Corp.	500,000	112,070
Starbucks Corp.	608,000	66,436
Sony Group Corp. (ADR)	474,500	50,302
Williams-Sonoma, Inc.	273,700	49,047
Home Depot, Inc.	150,000	45,787
Hasbro, Inc.	315,000	30,278
NIKE, Inc., Class B	225,000	29,900
Lowe’s Companies, Inc.	115,000	21,871
		809,974
Consumer staples 7.16%
Philip Morris International Inc.	3,287,489	291,732
Constellation Brands, Inc., Class A	362,200	82,582
Altria Group, Inc.	1,500,000	76,740
Coca-Cola Company	1,250,000	65,887
Keurig Dr Pepper Inc.	1,746,500	60,027
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 43 of 240

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
PepsiCo, Inc.	400,000	$56,580
British American Tobacco PLC (ADR)	1,210,000	46,875
Lamb Weston Holdings, Inc.	400,000	30,992
Mondelez International, Inc.	384,000	22,476
		733,891
Utilities 3.47%
Entergy Corp.	994,000	98,873
Public Service Enterprise Group Inc.	1,520,000	91,519
DTE Energy Company	421,000	56,052
Sempra Energy	331,000	43,884
American Electric Power Company, Inc.	450,000	38,115
NextEra Energy, Inc.	200,000	15,122
E.ON SE (ADR)	1,090,000	12,764
		356,329
Materials 2.64%
Linde PLC	782,200	219,126
Freeport-McMoRan Inc.	1,565,000	51,535
		270,661
Real estate 1.69%
Crown Castle International Corp. REIT	525,000	90,368
Americold Realty Trust REIT	690,000	26,544
Digital Realty Trust, Inc. REIT	177,500	24,999
Alexandria Real Estate Equities, Inc. REIT	98,500	16,184
Equinix, Inc. REIT	22,400	15,223
		173,318
Total common stocks (cost: $6,285,615,000)		9,998,112
Convertible stocks 0.85% Consumer discretionary 0.66%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	431,213	68,084
Health care 0.19%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]	8,921	11,554
Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022	4,900	7,498
		19,052
Total convertible stocks (cost: $57,918,000)		87,136
Convertible bonds & notes 0.15% Consumer discretionary 0.15%	Principal amount (000)
Royal Caribbean Cruises Ltd., convertible notes, 2.875% 2023[3]	$11,376	14,835
Total convertible bonds & notes (cost: $11,376,000)		14,835
Short-term securities 1.24% Money market investments 1.22%	Shares
Capital Group Central Cash Fund 0.08%[4,5]	1,250,063	125,019
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 44 of 240

unaudited
Short-term securities (continued) Money market investments purchased from securities lending collateral 0.02%	Shares	Value (000)
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[4,6]	1,681,738	$1,682
Capital Group Central Cash Fund 0.08%[4,5,6]	4,105	410
		2,092
Total short-term securities (cost: $127,087,000)		127,111
Total investment securities 99.74% (cost: $6,481,996,000)		10,227,194
Other assets less liabilities 0.26%		26,890
Net assets 100.00%		$10,254,084
Investments in affiliates5

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2021 (000)	Dividend income (000)
Short-term securities 1.22%
Money market investments 1.22%
Capital Group Central Cash Fund 0.08%[4]	$178,532	$185,360	$238,873	$10	$(10)	$125,019	$36
Money market investments purchased from securities lending collateral 0.00%
Capital Group Central Cash Fund 0.08%[4,6]	—	—[7]	—[7]	—[7]	—[7]	410	—[7]
Total short-term securities						125,429
Total 1.22%				$10	$(10)	$125,429	$36
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $2,263,000, which represented .02% of the net assets of the fund.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,835,000, which represented .14% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 3/31/2021.
[5]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[6]	Security purchased with cash collateral from securities on loan.
[7]	Information not shown for money market investments purchased with cash collateral from securities on loan.
Key to abbreviation
ADR = American Depositary Receipts
American Funds Insurance Series — Blue Chip Income and Growth Fund — Page 45 of 240

Global Growth and Income Fund
Investment portfolio
March 31, 2021
unaudited
Common stocks 96.41% Information technology 18.75%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	4,576,800	$95,167
Broadcom Inc.	155,700	72,192
Apple Inc.	423,960	51,787
Microsoft Corp.	200,955	47,379
ASML Holding NV1	70,000	42,696
Tokyo Electron Ltd.[1]	49,000	20,979
Afterpay Ltd.[1,2]	167,495	13,130
Fiserv, Inc.[2]	88,000	10,476
NetEase, Inc.[1]	420,800	8,697
Advanced Micro Devices, Inc.[2]	98,400	7,724
Texas Instruments Inc.	40,000	7,560
Applied Materials, Inc.	52,000	6,947
MediaTek Inc.[1]	194,000	6,668
PagSeguro Digital Ltd., Class A2	130,000	6,019
Murata Manufacturing Co., Ltd.[1]	67,000	5,402
SAP SE1	34,500	4,225
Atlassian Corp. PLC, Class A2	19,200	4,047
		411,095
Financials 15.99%
Société Générale[1,2]	2,306,018	60,255
Sberbank of Russia PJSC (ADR)[1]	2,177,000	33,551
Fannie Mae[2,3]	16,006,000	33,133
HDFC Bank Ltd.[1,2]	1,166,577	23,741
Discover Financial Services	249,000	23,653
Toronto-Dominion Bank (CAD denominated)	320,492	20,902
AIA Group Ltd.[1]	1,590,000	19,343
UniCredit SpA[1,2]	1,686,696	17,912
Macquarie Group Ltd.[1]	142,118	16,478
B3 SA - Brasil, Bolsa, Balcao	1,500,000	14,556
CME Group Inc., Class A	70,000	14,296
Ping An Insurance (Group) Company of China, Ltd., Class H1	1,195,000	14,271
JPMorgan Chase & Co.	92,000	14,005
The Blackstone Group Inc.	136,700	10,188
Barclays PLC[1]	3,365,000	8,628
HDFC Life Insurance Company Ltd.[1,2]	773,990	7,387
Truist Financial Corp.	116,550	6,797
Zurich Insurance Group AG1	14,000	5,970
DBS Group Holdings Ltd.[1]	255,000	5,501
		350,567
Industrials 11.64%
Airbus SE, non-registered shares[1,2]	607,200	68,775
CCR SA, ordinary nominative	18,355,800	42,134
Lockheed Martin Corp.	69,000	25,495
Safran SA1,2	123,500	16,812
American Funds Insurance Series — Global Growth and Income Fund — Page 46 of 240

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Honeywell International Inc.	71,700	$15,564
Illinois Tool Works Inc.	54,000	11,962
Rheinmetall AG1	98,800	10,011
VAT Group AG1	35,200	9,866
Boeing Company[2]	35,500	9,042
Watsco, Inc.	27,700	7,223
CSX Corp.	73,000	7,039
Experian PLC[1]	171,000	5,891
Caterpillar Inc.	25,000	5,797
Deutsche Post AG1	101,500	5,561
PACCAR Inc.	58,600	5,445
Union Pacific Corp.	24,400	5,378
Seven Group Holdings Ltd.[1]	180,000	3,094
		255,089
Consumer discretionary 10.11%
LVMH Moët Hennessy-Louis Vuitton SE1	74,096	49,377
Home Depot, Inc.	88,500	27,015
Flutter Entertainment PLC[1,2]	126,077	26,851
General Motors Company	400,000	22,984
Li Ning Co. Ltd.[1]	1,685,000	11,008
Amazon.com, Inc.[2]	2,992	9,257
Aston Martin Lagonda Global Holdings PLC[1,2]	267,252	7,356
NIKE, Inc., Class B	51,800	6,884
Restaurant Brands International Inc. (CAD denominated)	103,600	6,738
Persimmon PLC[1]	160,000	6,487
Naspers Ltd., Class N1	27,000	6,475
Tesla, Inc.[2]	9,000	6,011
Gentex Corp.	166,000	5,921
Melco Resorts & Entertainment Ltd. (ADR)[2]	297,000	5,913
Entain PLC[1,2]	266,070	5,570
Alibaba Group Holding Ltd.[1,2]	194,600	5,507
Strategic Education, Inc.	56,000	5,147
Booking Holdings Inc.[2]	2,100	4,893
Ocado Group PLC[1,2]	83,600	2,346
		221,740
Health care 9.39%
UnitedHealth Group Inc.	83,253	30,976
Novartis AG1	337,000	28,787
Allogene Therapeutics, Inc.[2]	461,000	16,273
Abbott Laboratories	125,000	14,980
Centene Corp.[2]	186,000	11,887
Hikma Pharmaceuticals PLC[1]	340,000	10,666
DexCom, Inc.[2]	23,700	8,518
Eli Lilly and Company	45,000	8,407
Gilead Sciences, Inc.	130,000	8,402
AstraZeneca PLC[1]	83,000	8,277
Pharmaron Beijing Co., Ltd., Class H1	433,800	8,252
CSL Ltd.[1]	39,900	8,040
Sanofi[1]	78,200	7,729
Insulet Corp.[2]	28,300	7,384
CVS Health Corp.	95,000	7,147
Sarepta Therapeutics, Inc.[2]	94,500	7,043
Pfizer Inc.	145,000	5,253
American Funds Insurance Series — Global Growth and Income Fund — Page 47 of 240

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
HOYA Corp.[1]	36,600	$4,311
Regeneron Pharmaceuticals, Inc.[2]	7,650	3,620
		205,952
Communication services 7.61%
Alphabet Inc., Class A2	21,800	44,963
Alphabet Inc., Class C2	7,000	14,480
Comcast Corp., Class A	546,000	29,544
Facebook, Inc., Class A2	65,000	19,145
Walt Disney Company[2]	83,000	15,315
SoftBank Corp.[1]	663,800	8,639
Tencent Holdings Ltd.[1]	100,000	7,884
Activision Blizzard, Inc.	80,000	7,440
Warner Music Group Corp., Class A	204,000	7,003
Koninklijke KPN NV1	1,841,000	6,259
New York Times Co., Class A	120,000	6,074
		166,746
Materials 5.72%
Vale SA, ordinary nominative	1,409,600	24,535
Vale SA, ordinary nominative (ADR)	385,600	6,702
BHP Group PLC[1]	992,000	28,640
Fortescue Metals Group Ltd.[1]	915,000	13,968
Koninklijke DSM NV1	79,800	13,503
Evonik Industries AG1	375,000	13,260
Shin-Etsu Chemical Co., Ltd.[1]	63,000	10,645
Eastman Chemical Company	68,000	7,488
Lynas Rare Earths Ltd.[1,2]	1,400,000	6,605
		125,346
Utilities 5.27%
Enel SpA[1]	3,539,000	35,360
Ørsted AS1	142,456	23,047
E.ON SE1	1,015,000	11,811
Dominion Energy, Inc.	150,000	11,394
China Resources Gas Group Ltd.[1]	1,778,000	9,885
Brookfield Infrastructure Partners LP	170,000	9,075
National Grid PLC[1]	750,000	8,945
NextEra Energy, Inc.	60,000	4,537
Brookfield Infrastructure Corp., Class A, subordinate voting shares	18,888	1,445
		115,499
Energy 4.81%
Reliance Industries Ltd.[1]	1,606,099	44,145
Reliance Industries Ltd., interim shares[1]	107,073	1,602
Canadian Natural Resources, Ltd. (CAD denominated)	904,000	27,947
EOG Resources, Inc.	200,000	14,506
Gazprom PJSC (ADR)[1]	2,141,000	12,775
Total SE1	95,600	4,452
		105,427
Consumer staples 4.55%
Nestlé SA1	298,275	33,244
Keurig Dr Pepper Inc.	405,000	13,920
ITC Ltd.[1]	3,410,972	10,206
American Funds Insurance Series — Global Growth and Income Fund — Page 48 of 240

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
British American Tobacco PLC[1]	252,000	$9,639
Altria Group, Inc.	145,000	7,418
Philip Morris International Inc.	80,000	7,099
Pernod Ricard SA1	35,000	6,570
Mondelez International, Inc.	89,000	5,209
Reckitt Benckiser Group PLC[1]	42,000	3,763
Beyond Meat, Inc.[2,3]	21,500	2,798
		99,866
Real estate 2.57%
Mindspace Business Parks REIT[1]	3,433,800	13,853
Alexandria Real Estate Equities, Inc. REIT	75,000	12,323
Prologis, Inc. REIT	90,000	9,540
Iron Mountain Inc. REIT	219,200	8,113
Longfor Group Holdings Ltd.[1]	1,025,000	6,825
CIFI Holdings (Group) Co. Ltd.[1]	5,910,000	5,750
		56,404
Total common stocks (cost: $1,311,535,000)		2,113,731
Bonds, notes & other debt instruments 1.54% Corporate bonds, notes & loans 1.54% Communication services 1.54%	Principal amount (000)
Sprint Corp. 7.25% 2021	$33,000	33,870
Total bonds, notes & other debt instruments (cost: $32,715,000)		33,870
Short-term securities 2.13% Money market investments 2.03%	Shares
Capital Group Central Cash Fund 0.08%[4,5]	444,683	44,473
Money market investments purchased from securities lending collateral 0.10%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[4,6]	1,738,092	1,738
Capital Group Central Cash Fund 0.08%[4,5,6]	4,242	424
		2,162
Total short-term securities (cost: $46,628,000)		46,635
Total investment securities 100.08% (cost: $1,390,878,000)		2,194,236
Other assets less liabilities (0.08)%		(1,842)
Net assets 100.00%		$2,192,394
American Funds Insurance Series — Global Growth and Income Fund — Page 49 of 240

unaudited
Investments in affiliates5

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2021 (000)	Dividend income (000)
Short-term securities 2.05%
Money market investments 2.03%
Capital Group Central Cash Fund 0.08%[4]	$66,489	$75,178	$97,194	$1	$(1)	$44,473	$13
Money market investments purchased from securities lending collateral 0.02%
Capital Group Central Cash Fund 0.08%[4,6]	—	—[7]	—[7]	—[7]	—[7]	424	—[7]
Total short-term securities						44,897
Total 2.05%				$1	$(1)	$44,897	$13
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,078,325,000, which represented 49.18% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $2,270,000, which represented .10% of the net assets of the fund.
[4]	Rate represents the seven-day yield at 3/31/2021.
[5]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[6]	Security purchased with cash collateral from securities on loan.
[7]	Information not shown for money market investments purchased with cash collateral from securities on loan.
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
American Funds Insurance Series — Global Growth and Income Fund — Page 50 of 240

Growth-Income Fund
Investment portfolio
March 31, 2021
unaudited
Common stocks 94.85% Information technology 20.77%	Shares	Value (000)
Microsoft Corp.	10,424,024	$2,457,672
Broadcom Inc.	2,599,001	1,205,053
Mastercard Inc., Class A	1,913,921	681,452
Accenture PLC, Class A	991,200	273,819
Intel Corp.	4,099,938	262,396
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	11,763,000	244,593
Visa Inc., Class A	1,093,800	231,590
Adobe Inc.[2]	453,373	215,520
ASML Holding NV1	199,068	121,419
ASML Holding NV (New York registered) (ADR)	147,800	91,246
Fidelity National Information Services, Inc.	1,268,981	178,431
Automatic Data Processing, Inc.	845,000	159,257
Apple Inc.	1,220,400	149,072
Autodesk, Inc.[2]	530,000	146,890
ServiceNow, Inc.[2]	249,238	124,646
PayPal Holdings, Inc.[2]	498,649	121,092
Global Payments Inc.	572,628	115,430
FleetCor Technologies, Inc.[2]	420,507	112,961
CDK Global, Inc.	2,042,800	110,434
Euronet Worldwide, Inc.[2]	763,602	105,606
Cognizant Technology Solutions Corp., Class A	1,345,000	105,071
Ceridian HCM Holding Inc.[2]	1,240,574	104,543
Concentrix Corp.[2]	641,935	96,111
MKS Instruments, Inc.	481,000	89,187
Samsung Electronics Co., Ltd.[1]	1,110,000	80,177
StoneCo Ltd., Class A2	1,285,500	78,698
Fiserv, Inc.[2]	536,700	63,889
NetApp, Inc.	873,100	63,448
Texas Instruments Inc.	308,278	58,261
Atlassian Corp. PLC, Class A2	247,800	52,226
KLA Corp.	155,000	51,212
Amphenol Corp., Class A	772,000	50,929
QUALCOMM Inc.	375,195	49,747
Applied Materials, Inc.	337,400	45,077
Dye & Durham Ltd.	1,322,100	41,734
Teradata Corp.[2]	1,056,057	40,700
Analog Devices, Inc.	231,000	35,824
Trimble Inc.[2]	413,300	32,151
Arista Networks, Inc.[2]	65,000	19,623
Vontier Corp.[2]	434,000	13,137
VeriSign, Inc.[2]	61,000	12,124
GoDaddy Inc., Class A2	143,400	11,131
		8,303,579
American Funds Insurance Series — Growth-Income Fund — Page 51 of 240

unaudited
Common stocks (continued) Communication services 14.90%	Shares	Value (000)
Facebook, Inc., Class A2	5,881,792	$1,732,364
Alphabet Inc., Class A2	408,780	843,117
Alphabet Inc., Class C2	358,167	740,915
Netflix, Inc.[2]	2,152,241	1,122,738
Comcast Corp., Class A	13,850,950	749,475
Charter Communications, Inc., Class A2	573,127	353,631
Electronic Arts Inc.	1,168,000	158,112
Tencent Holdings Ltd.[1]	1,782,100	140,495
Walt Disney Company[2]	300,000	55,356
Vodafone Group PLC[1]	20,000,000	36,396
Activision Blizzard, Inc.	262,939	24,453
		5,957,052
Health care 12.45%
UnitedHealth Group Inc.	2,609,900	971,065
Abbott Laboratories	7,019,392	841,204
Gilead Sciences, Inc.	7,260,400	469,240
Amgen Inc.	1,538,000	382,670
Anthem, Inc.	463,288	166,297
Novo Nordisk A/S, Class B1	2,446,056	165,187
PRA Health Sciences, Inc.[2]	1,023,500	156,933
Thermo Fisher Scientific Inc.	336,353	153,505
Merck & Co., Inc.	1,968,340	151,739
AbbVie Inc.	1,296,036	140,257
Daiichi Sankyo Company, Ltd.[1]	4,176,000	122,064
GlaxoSmithKline PLC[1]	6,402,300	113,642
Royalty Pharma PLC, Class A	2,557,706	111,567
Medtronic PLC	860,000	101,592
AstraZeneca PLC[1]	563,484	56,191
AstraZeneca PLC (ADR)	721,200	35,858
Novartis AG1	1,066,059	91,066
Chugai Pharmaceutical Co., Ltd.[1]	2,105,700	85,697
Baxter International Inc.	995,800	83,986
PerkinElmer, Inc.	596,500	76,525
Edwards Lifesciences Corp.[2]	794,289	66,434
Zimmer Biomet Holdings, Inc.	342,366	54,806
Eli Lilly and Company	248,703	46,463
Vertex Pharmaceuticals Inc.[2]	192,000	41,259
Ultragenyx Pharmaceutical Inc.[2]	315,000	35,866
AmerisourceBergen Corp.	283,400	33,461
Roche Holding AG, nonvoting, non-registered shares[1]	93,081	30,087
Seagen Inc.[2]	215,292	29,895
Stryker Corp.	117,135	28,532
Allogene Therapeutics, Inc.[2]	800,000	28,240
Humana Inc.	65,300	27,377
Karuna Therapeutics, Inc.[2]	215,600	25,922
NovoCure Ltd.[2]	193,600	25,590
Cigna Corp.	59,413	14,362
Vir Biotechnology, Inc.[2]	258,400	13,248
Galapagos NV1,2	25,037	1,942
		4,979,769
American Funds Insurance Series — Growth-Income Fund — Page 52 of 240

unaudited
Common stocks (continued) Financials 10.51%	Shares	Value (000)
JPMorgan Chase & Co.	4,619,132	$703,171
Intercontinental Exchange, Inc.	3,183,555	355,540
CME Group Inc., Class A	1,725,200	352,338
PNC Financial Services Group, Inc.	1,627,036	285,398
Aon PLC, Class A	1,214,800	279,538
Marsh & McLennan Companies, Inc.	2,162,201	263,356
Nasdaq, Inc.	1,609,900	237,396
Chubb Ltd.	1,239,153	195,749
State Street Corp.	1,854,400	155,788
S&P Global Inc.	433,338	152,912
Travelers Companies, Inc.	931,955	140,166
BlackRock, Inc.	180,700	136,241
American International Group, Inc.	2,907,000	134,333
Moody’s Corp.	425,900	127,178
KeyCorp	4,886,953	97,641
Discover Financial Services	1,019,080	96,802
Bank of America Corp.	2,445,755	94,626
Arthur J. Gallagher & Co.	617,000	76,983
Power Corp. of Canada, subordinate voting shares[3]	2,625,000	68,993
Charles Schwab Corp.	879,000	57,293
Truist Financial Corp.	870,732	50,781
B3 SA - Brasil, Bolsa, Balcao	5,032,000	48,830
Wells Fargo & Company	981,600	38,351
Citizens Financial Group, Inc.	728,750	32,174
UBS Group AG1	1,343,666	20,804
London Stock Exchange Group PLC[1]	9,800	938
		4,203,320
Consumer discretionary 9.27%
Amazon.com, Inc.[2]	362,492	1,121,579
General Motors Company	8,736,000	501,971
Home Depot, Inc.	813,961	248,462
Wyndham Hotels & Resorts, Inc.	3,198,334	223,180
Burlington Stores, Inc.[2]	555,458	165,971
Hilton Worldwide Holdings Inc.[2]	1,177,320	142,361
Royal Caribbean Cruises Ltd.	1,565,600	134,031
Lowe’s Companies, Inc.	666,000	126,660
Dollar Tree Stores, Inc.[2]	1,105,278	126,510
Thor Industries, Inc.	849,600	114,475
Booking Holdings Inc.[2]	47,600	110,900
MercadoLibre, Inc.[2]	70,000	103,050
D.R. Horton, Inc.	913,000	81,367
Chipotle Mexican Grill, Inc.[2]	53,110	75,460
Kering SA1	101,695	70,216
Flutter Entertainment PLC (CDI)[1,2]	301,312	64,424
Hasbro, Inc.	600,000	57,672
Wynn Resorts, Ltd.	440,300	55,200
Dollar General Corp.	223,710	45,328
Alibaba Group Holding Ltd.[1,2]	1,400,500	39,631
Marriott International, Inc., Class A2	250,500	37,102
Aptiv PLC[2]	233,000	32,131
YUM! Brands, Inc.	196,630	21,271
Airbnb, Inc., Class A2	39,731	7,467
		3,706,419
American Funds Insurance Series — Growth-Income Fund — Page 53 of 240

unaudited
Common stocks (continued) Industrials 9.14%	Shares	Value (000)
Carrier Global Corp.	7,830,613	$330,608
CSX Corp.	2,885,200	278,191
Woodward, Inc.	2,204,500	265,929
Northrop Grumman Corp.	733,200	237,293
Meggitt PLC[1,2]	30,279,152	199,354
Airbus SE, non-registered shares[1,2]	1,617,590	183,217
TransDigm Group Inc.[2]	295,700	173,848
Waste Connections, Inc.	1,516,231	163,723
BWX Technologies, Inc.	2,476,263	163,285
Equifax Inc.	893,208	161,787
Union Pacific Corp.	697,700	153,780
Raytheon Technologies Corp.	1,947,545	150,487
Norfolk Southern Corp.	556,800	149,512
Air Lease Corp., Class A	2,097,300	102,768
General Dynamics Corp.	545,600	99,059
Waste Management, Inc.	767,700	99,049
Old Dominion Freight Line, Inc.	405,000	97,366
General Electric Co.	7,022,250	92,202
L3Harris Technologies, Inc.	446,960	90,590
Lockheed Martin Corp.	230,000	84,985
Fortive Corp.	1,085,000	76,644
Safran SA1,2	539,713	73,472
Ryanair Holdings PLC (ADR)[2]	445,550	51,238
Ryanair Holdings PLC[1,2]	611,907	11,865
Honeywell International Inc.	211,376	45,883
Otis Worldwide Corp.	555,100	37,996
Fastenal Co.	635,000	31,928
Cummins Inc.	100,000	25,911
Caterpillar Inc.	101,600	23,558
		3,655,528
Consumer staples 4.89%
Philip Morris International Inc.	5,342,126	474,060
Keurig Dr Pepper Inc.	10,220,935	351,294
British American Tobacco PLC[1]	5,661,655	216,553
Lamb Weston Holdings, Inc.	1,506,566	116,729
Reckitt Benckiser Group PLC[1]	1,275,000	114,228
Costco Wholesale Corp.	289,500	102,043
Mondelez International, Inc.	1,676,300	98,114
Nestlé SA1	851,589	94,914
Anheuser-Busch InBev SA/NV1	1,358,211	85,629
Molson Coors Beverage Company, Class B, restricted voting shares	1,620,313	82,879
Clorox Co.	255,000	49,184
Herbalife Nutrition Ltd.[2]	849,000	37,662
Church & Dwight Co., Inc.	424,500	37,080
General Mills, Inc.	428,800	26,294
Constellation Brands, Inc., Class A	100,700	22,960
Kraft Heinz Company	567,200	22,688
Pernod Ricard SA1	117,200	22,001
		1,954,312
Materials 4.51%
LyondellBasell Industries NV	2,453,100	255,245
Linde PLC	848,539	237,710
Vale SA, ordinary nominative (ADR)	9,206,039	160,001
American Funds Insurance Series — Growth-Income Fund — Page 54 of 240

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Vale SA, ordinary nominative	3,404,848	$59,263
Celanese Corp.	1,250,900	187,397
Air Products and Chemicals, Inc.	602,306	169,453
Dow Inc.	2,550,000	163,047
International Flavors & Fragrances Inc.	1,075,001	150,081
Sherwin-Williams Company	162,500	119,927
Freeport-McMoRan Inc.	2,433,000	80,119
Rio Tinto PLC[1]	1,020,655	78,082
Barrick Gold Corp.	2,373,000	46,985
PPG Industries, Inc.	295,550	44,409
Asahi Kasei Corp.[1]	2,392,300	27,544
Allegheny Technologies Inc.[2]	1,082,000	22,787
		1,802,050
Energy 3.05%
Canadian Natural Resources, Ltd. (CAD denominated)	7,948,000	245,707
EOG Resources, Inc.	3,255,400	236,114
Chevron Corp.	2,127,065	222,895
ConocoPhillips	3,260,390	172,703
Baker Hughes Co., Class A	4,312,424	93,191
Enbridge Inc. (CAD denominated)	1,961,717	71,463
Equitrans Midstream Corp.	8,547,400	69,747
TC Energy Corp. (CAD denominated)[3]	1,168,019	53,545
Exxon Mobil Corp.	500,000	27,915
Royal Dutch Shell PLC, Class B (ADR)	644,000	23,718
Weatherford International[2]	128,424	1,636
		1,218,634
Real estate 2.73%
Equinix, Inc. REIT	541,418	367,942
Crown Castle International Corp. REIT	1,561,966	268,861
MGM Growth Properties LLC REIT, Class A	3,996,000	130,350
Digital Realty Trust, Inc. REIT	785,000	110,559
VICI Properties Inc. REIT	2,887,318	81,538
American Tower Corp. REIT	317,800	75,973
SBA Communications Corp. REIT	210,000	58,286
		1,093,509
Utilities 2.63%
Enel SpA[1]	23,794,069	237,739
AES Corp.	5,203,200	139,498
Endesa, SA1	4,183,106	110,783
Sempra Energy	750,000	99,435
PG&E Corp.[2]	7,668,269	89,795
Exelon Corp.	1,576,100	68,939
Edison International	1,172,800	68,726
CenterPoint Energy, Inc.	2,840,104	64,328
American Electric Power Company, Inc.	660,600	55,953
CMS Energy Corp.	692,700	42,407
Xcel Energy Inc.	423,300	28,154
Entergy Corp.	274,900	27,344
DTE Energy Company	125,900	16,762
		1,049,863
Total common stocks (cost: $22,307,629,000)		37,924,035
American Funds Insurance Series — Growth-Income Fund — Page 55 of 240

unaudited
Convertible stocks 0.95% Health care 0.56%	Shares	Value (000)
Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022	78,600	$120,267
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[3]	80,972	104,875
		225,142
Information technology 0.38%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	102,783	151,552
Industrials 0.01%
Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022	35,448	4,182
Consumer discretionary 0.00%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	675	107
Total convertible stocks (cost: $299,540,000)		380,983
Bonds, notes & other debt instruments 0.03% Corporate bonds, notes & loans 0.03% Energy 0.02%	Principal amount (000)
Weatherford International PLC 8.75% 2024[4]	$ 1,983	2,078
Weatherford International PLC 11.00% 2024[4]	5,280	5,078
		7,156
Industrials 0.01%
Boeing Company 4.875% 2025	4,706	5,244
Consumer discretionary 0.00%
General Motors Financial Co. 4.30% 2025	160	176
General Motors Financial Co. 5.25% 2026	827	948
		1,124
Total corporate bonds, notes & loans		13,524
Total bonds, notes & other debt instruments (cost: $12,677,000)		13,524
Short-term securities 4.92% Money market investments 4.65%	Shares
Capital Group Central Cash Fund 0.08%[5,6]	18,582,144	1,858,400
Money market investments purchased from securities lending collateral 0.27%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[5,7]	86,877,615	86,878
Capital Group Central Cash Fund 0.08%[5,6,7]	187,727	21,209
		108,087
Total short-term securities (cost: $1,966,311,000)		1,966,487
Total investment securities 100.75% (cost: $24,586,157,000)		40,285,029
Other assets less liabilities (0.75)%		(301,202)
Net assets 100.00%		$39,983,827
American Funds Insurance Series — Growth-Income Fund — Page 56 of 240

unaudited
Investments in affiliates6

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2021 (000)	Dividend income (000)
Short-term securities 4.70%
Money market investments 4.65%
Capital Group Central Cash Fund 0.08%[5]	$1,005,764	$2,828,051	$1,975,415	$29	$(29)	$1,858,400	$309
Money market investments purchased from securities lending collateral 0.05%
Capital Group Central Cash Fund 0.08%[5,7]	—	—[8]	—[8]	—[8]	—[8]	21,209	—[8]
Total short-term securities						1,879,609
Total 4.70%				$29	$(29)	$1,879,609	$309
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,940,350,000, which represented 7.35% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $114,867,000, which represented .29% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,156,000, which represented .02% of the net assets of the fund.
[5]	Rate represents the seven-day yield at 3/31/2021.
[6]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[7]	Security purchased with cash collateral from securities on loan.
[8]	Information not shown for money market investments purchased with cash collateral from securities on loan.
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
American Funds Insurance Series — Growth-Income Fund — Page 57 of 240

International Growth and Income Fund
Investment portfolio
March 31, 2021
unaudited
Common stocks 92.06% Financials 17.96%	Shares	Value (000)
HDFC Bank Ltd.[1,2]	2,457,600	$50,014
ING Groep NV1	2,789,300	34,230
AIA Group Ltd.[1]	2,338,600	28,450
Zurich Insurance Group AG1	54,100	23,070
DNB ASA[1]	825,000	17,564
Sberbank of Russia PJSC (ADR)[1]	999,000	15,396
IndusInd Bank Ltd.[1,2]	1,105,000	14,484
Moscow Exchange MICEX-RTS PJSC[1]	5,665,000	13,018
B3 SA - Brasil, Bolsa, Balcao	1,302,000	12,635
DBS Group Holdings Ltd.[1]	558,000	12,037
Aegon NV1	2,483,308	11,779
Ping An Insurance (Group) Company of China, Ltd., Class H1	945,000	11,286
PICC Property and Casualty Co. Ltd., Class H1	7,905,000	6,871
Great-West Lifeco Inc. (CAD denominated)	248,102	6,602
		257,436
Consumer discretionary 14.08%
Prosus NV1	345,500	38,520
LVMH Moët Hennessy-Louis Vuitton SE1	48,000	31,987
Sony Group Corp.[1]	265,900	27,994
Taylor Wimpey PLC[1]	10,317,400	25,678
Naspers Ltd., Class N1	95,400	22,878
Kering SA1	29,000	20,024
Flutter Entertainment PLC (CDI)[1,2]	73,000	15,608
Galaxy Entertainment Group Ltd.[1,2]	1,345,000	12,165
Alibaba Group Holding Ltd.[1,2]	246,700	6,981
		201,835
Industrials 9.99%
Airbus SE, non-registered shares[1,2]	246,912	27,967
Ryanair Holdings PLC (ADR)[2]	179,000	20,585
Shanghai International Airport Co., Ltd., Class A1	2,012,496	17,799
Singapore Technologies Engineering Ltd.[1]	5,270,000	15,304
Komatsu Ltd.[1]	445,000	13,748
Recruit Holdings Co., Ltd.[1]	258,700	12,695
Airports of Thailand PCL, foreign registered[1]	5,250,000	11,622
LIXIL Corp.[1]	385,000	10,729
Aena SME, SA, non-registered shares[1,2]	52,450	8,509
GT Capital Holdings, Inc.[1]	398,142	4,278
		143,236
Health care 9.07%
Daiichi Sankyo Company, Ltd.[1]	1,359,000	39,723
Richter Gedeon Nyrt.[1]	642,232	18,958
Fresenius SE & Co. KGaA[1]	283,701	12,637
Aier Eye Hospital Group Co., Ltd., Class A1	1,293,855	11,738
American Funds Insurance Series — International Growth and Income Fund — Page 58 of 240

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
HOYA Corp.[1]	85,000	$10,011
Novartis AG1	113,564	9,701
Chugai Pharmaceutical Co., Ltd.[1]	228,900	9,316
Teva Pharmaceutical Industries Ltd. (ADR)[2]	662,000	7,639
GlaxoSmithKline PLC[1]	386,500	6,860
Alcon Inc.[1,2]	48,672	3,408
NMC Health PLC[1,2,3]	304,610	4
		129,995
Communication services 8.87%
SoftBank Corp.[1]	4,691,700	61,058
Yandex NV, Class A2	470,000	30,108
Rightmove PLC[1]	1,290,000	10,355
Tencent Holdings Ltd.[1]	116,400	9,177
SoftBank Group Corp.[1]	106,600	9,038
Bilibili Inc., Class Z (ADR)[2]	69,200	7,409
		127,145
Materials 7.70%
Vale SA, ordinary nominative	1,712,500	29,807
Vale SA, ordinary nominative (ADR)	424,300	7,374
Rio Tinto PLC[1]	455,900	34,877
Linde PLC	53,000	14,848
Air Liquide SA, non-registered shares[1]	79,200	12,940
Akzo Nobel NV1	93,955	10,500
		110,346
Information technology 7.40%
ASML Holding NV1	47,800	29,155
Avast PLC[1]	3,804,000	23,918
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	1,010,000	21,001
Nice Ltd. (ADR)	73,400	15,999
SUMCO Corp.[1]	692,000	15,987
		106,060
Consumer staples 6.87%
Imperial Brands PLC[1]	2,228,016	45,838
Treasury Wine Estates Ltd.[1]	2,607,742	20,547
Philip Morris International Inc.	140,000	12,424
British American Tobacco PLC[1]	216,802	8,293
Pernod Ricard SA1	39,400	7,396
Kirin Holdings Company, Ltd.[1]	209,500	4,017
		98,515
Utilities 4.97%
ENN Energy Holdings Ltd.[1]	1,358,000	21,815
Enel SpA[1]	1,522,000	15,207
Ørsted AS1	63,707	10,307
E.ON SE1	802,000	9,332
Iberdrola, S.A., non-registered shares[1,2]	632,578	8,156
SSE PLC[1]	325,350	6,528
		71,345
American Funds Insurance Series — International Growth and Income Fund — Page 59 of 240

unaudited
Common stocks (continued) Energy 3.31%	Shares	Value (000)
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	792,000	$15,419
Royal Dutch Shell PLC, Class B1	482,000	8,865
Canadian Natural Resources, Ltd. (CAD denominated)	272,500	8,424
Canadian Natural Resources, Ltd.	92,000	2,840
Cenovus Energy Inc.	935,000	7,023
Total SE1	104,750	4,879
		47,450
Real estate 1.84%
China Resources Mixc Lifestyle Services Ltd.[1,2]	2,193,461	13,150
Sun Hung Kai Properties Ltd.[1]	747,000	11,331
CK Asset Holdings Ltd.[1]	323,500	1,967
		26,448
Total common stocks (cost: $957,840,000)		1,319,811
Preferred securities 2.34% Energy 1.32%
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	1,182,200	10,096
Petróleo Brasileiro SA (Petrobras), preferred nominative	2,062,500	8,831
		18,927
Consumer discretionary 1.02%
Volkswagen AG, nonvoting preferred shares[1]	51,993	14,530
Total preferred securities (cost: $26,784,000)		33,457
Rights & warrants 0.55% Health care 0.55%
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expire 2021[1,2,4]	873,099	7,921
Total rights & warrants (cost: $5,294,000)		7,921
Bonds, notes & other debt instruments 0.57% Bonds & notes of governments & government agencies outside the U.S. 0.29%	Principal amount (000)
Brazil (Federative Republic of) 10.00% 2025	BRL22,000	4,125
Corporate bonds, notes & loans 0.28% Health care 0.28%
Teva Pharmaceutical Finance Co. BV 3.15% 2026	$1,060	1,015
Teva Pharmaceutical Finance Co. BV 4.10% 2046	1,160	1,021
Valeant Pharmaceuticals International, Inc. 6.125% 2025[4]	1,865	1,914
Total corporate bonds, notes & loans		3,950
Total bonds, notes & other debt instruments (cost: $9,591,000)		8,075
American Funds Insurance Series — International Growth and Income Fund — Page 60 of 240

unaudited
Short-term securities 3.75% Money market investments 3.75%	Shares	Value (000)
Capital Group Central Cash Fund 0.08%[5,6]	537,858	$53,791
Total short-term securities (cost: $53,786,000)		53,791
Total investment securities 99.27% (cost: $1,053,295,000)		1,423,055
Other assets less liabilities 0.73%		10,535
Net assets 100.00%		$1,433,590
Investments in affiliates6

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 3/31/2021 (000)	Dividend income (000)
Short-term securities 3.75%
Money market investments 3.75%
Capital Group Central Cash Fund 0.08%[5]	$31,755	$125,279	$103,243	$1	$(1)	$53,791	$9
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,158,545,000, which represented 80.81% of the net assets of the fund. This amount includes $1,150,620,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Value determined using significant unobservable inputs.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,835,000, which represented .69% of the net assets of the fund.
[5]	Rate represents the seven-day yield at 3/31/2021.
[6]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
Key to abbreviations
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
GBP = British pounds
American Funds Insurance Series — International Growth and Income Fund — Page 61 of 240

Capital Income Builder®
Investment portfolio
March 31, 2021
unaudited
Common stocks 76.00% Financials 15.76%	Shares	Value (000)
JPMorgan Chase & Co.	109,800	$16,715
Zurich Insurance Group AG1	38,386	16,369
Toronto-Dominion Bank (CAD denominated)	218,035	14,220
Münchener Rückversicherungs-Gesellschaft AG1	41,500	12,782
PNC Financial Services Group, Inc.	52,876	9,275
CME Group Inc., Class A	38,618	7,887
Ping An Insurance (Group) Company of China, Ltd., Class H1	499,000	5,959
Ping An Insurance (Group) Company of China, Ltd., Class A1	67,300	810
DBS Group Holdings Ltd.[1]	290,926	6,276
DNB ASA[1]	281,524	5,994
Principal Financial Group, Inc.	91,912	5,511
Power Corp. of Canada, subordinate voting shares[2]	205,229	5,394
American International Group, Inc.	115,299	5,328
Great-West Lifeco Inc. (CAD denominated)	179,325	4,772
Truist Financial Corp.	78,160	4,558
Intesa Sanpaolo SpA[1,3]	1,660,289	4,513
Hong Kong Exchanges and Clearing Ltd.[1]	76,200	4,506
Citigroup Inc.	53,623	3,901
KeyCorp	161,320	3,223
Kaspi.kz JSC[1,4]	42,503	3,018
Kaspi.kz JSC (GDR)[1]	1,023	72
Tryg A/S1,2	119,631	2,823
AIA Group Ltd.[1]	211,800	2,577
PICC Property and Casualty Co. Ltd., Class H1	2,698,000	2,345
China Pacific Insurance (Group) Co., Ltd., Class H1	580,600	2,287
Citizens Financial Group, Inc.	47,790	2,110
Moscow Exchange MICEX-RTS PJSC[1]	895,758	2,058
Travelers Companies, Inc.	13,530	2,035
Royal Bank of Canada	21,425	1,975
East West Bancorp, Inc.	25,132	1,855
B3 SA - Brasil, Bolsa, Balcao	184,077	1,786
Sberbank of Russia PJSC (ADR)[1]	105,489	1,626
U.S. Bancorp	28,960	1,602
State Street Corp.	17,680	1,485
National Bank of Canada	21,800	1,481
Swedbank AB, Class A1	82,968	1,460
Franklin Resources, Inc.	43,636	1,292
UBS Group AG1	74,179	1,148
BNP Paribas SA1,3	17,613	1,070
BOC Hong Kong (Holdings) Ltd.[1]	283,000	987
ING Groep NV1	73,221	899
Everest Re Group, Ltd.	3,591	890
China Merchants Bank Co., Ltd., Class H1	96,000	735
Discover Financial Services	7,514	714
BlackRock, Inc.	936	706
Banco Santander, SA1	191,802	652
American Funds Insurance Series — Capital Income Builder — Page 62 of 240

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Morgan Stanley	8,043	$625
Marsh & McLennan Companies, Inc.	5,080	619
EFG International AG1	52,734	403
Wells Fargo & Company	9,632	376
Euronext NV1	3,260	328
The Blackstone Group Inc.	2,897	216
South State Corp.	2,457	193
Cullen/Frost Bankers, Inc.	1,554	169
TISCO Financial Group PCL, foreign registered[1]	31,200	97
IIFL Wealth Management Ltd.[1]	5,562	94
		182,801
Information technology 9.16%
Broadcom Inc.	85,371	39,583
Microsoft Corp.	86,493	20,392
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	623,800	12,971
Intel Corp.	100,393	6,425
Globalwafers Co., Ltd.[1]	159,000	4,228
NetApp, Inc.	52,602	3,823
Vanguard International Semiconductor Corp.[1]	886,700	3,387
KLA Corp.	8,481	2,802
Paychex, Inc.	22,764	2,231
Texas Instruments Inc.	10,939	2,067
International Business Machines Corp.	12,586	1,677
QUALCOMM Inc.	11,668	1,547
Apple Inc.	9,315	1,138
Tokyo Electron Ltd.[1]	2,400	1,028
Automatic Data Processing, Inc.	5,322	1,003
Western Union Company	36,887	910
Tripod Technology Corp.[1]	129,000	637
BE Semiconductor Industries NV1	2,782	234
FDM Group (Holdings) PLC[1]	12,804	178
		106,261
Consumer staples 8.73%
Philip Morris International Inc.	316,751	28,108
British American Tobacco PLC[1]	389,449	14,896
Altria Group, Inc.	144,934	7,415
General Mills, Inc.	111,753	6,853
Nestlé SA1	60,213	6,711
Coca-Cola Company	90,377	4,764
Unilever PLC (GBP denominated)[1]	81,388	4,542
Carlsberg A/S, Class B1	25,287	3,889
Imperial Brands PLC[1]	186,372	3,834
Danone SA1	48,577	3,333
ITC Ltd.[1]	889,980	2,663
PepsiCo, Inc.	17,422	2,464
Keurig Dr Pepper Inc.	66,633	2,290
Kraft Heinz Company	55,856	2,234
Anheuser-Busch InBev SA/NV1	26,467	1,669
Kimberly-Clark Corp.	10,979	1,527
Vector Group Ltd.	73,154	1,021
Procter & Gamble Company	6,713	909
Reckitt Benckiser Group PLC[1]	9,824	880
Kirin Holdings Company, Ltd.[1]	35,000	671
American Funds Insurance Series — Capital Income Builder — Page 63 of 240

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Viscofan, SA, non-registered shares[1]	3,188	$220
Scandinavian Tobacco Group A/S1,3	10,317	198
Hilton Food Group PLC[1]	9,039	134
		101,225
Health care 8.02%
Amgen Inc.	101,449	25,242
Gilead Sciences, Inc.	263,789	17,049
AbbVie Inc.	103,390	11,189
GlaxoSmithKline PLC[1]	617,477	10,960
Novartis AG1	92,756	7,923
AstraZeneca PLC[1]	43,089	4,297
Merck & Co., Inc.	40,471	3,120
Abbott Laboratories	23,690	2,839
UnitedHealth Group Inc.	7,472	2,780
Roche Holding AG, nonvoting, non-registered shares[1]	7,763	2,509
Medtronic PLC	19,962	2,358
Royalty Pharma PLC, Class A	34,642	1,511
Eli Lilly and Company	6,627	1,238
		93,015
Real estate 6.83%
Crown Castle International Corp. REIT	158,127	27,218
VICI Properties Inc. REIT	355,776	10,047
Digital Realty Trust, Inc. REIT	56,022	7,890
Gaming and Leisure Properties, Inc. REIT	125,718	5,334
Link Real Estate Investment Trust REIT[1]	538,018	4,905
Federal Realty Investment Trust REIT	30,457	3,090
CK Asset Holdings Ltd.[1]	473,000	2,875
MGM Growth Properties LLC REIT, Class A	74,953	2,445
Longfor Group Holdings Ltd.[1]	358,000	2,384
TAG Immobilien AG1	64,561	1,843
Charter Hall Group REIT[1]	164,662	1,612
Equinix, Inc. REIT	2,188	1,487
Embassy Office Parks REIT[1]	235,400	1,049
American Tower Corp. REIT	4,336	1,037
Americold Realty Trust REIT	24,738	952
Sun Hung Kai Properties Ltd.[1]	61,755	937
Mindspace Business Parks REIT[1]	226,200	913
CTP NV1,3	48,190	853
Kimco Realty Corp. REIT	40,755	764
China Resources Land Ltd.[1]	150,000	727
Alexandria Real Estate Equities, Inc. REIT	2,548	419
AvalonBay Communities, Inc. REIT	1,264	233
PSP Swiss Property AG1	1,509	184
		79,198
Utilities 6.80%
Enel SpA[1]	1,172,149	11,712
Iberdrola, S.A., non-registered shares[1,3]	836,361	10,783
DTE Energy Company	66,187	8,812
E.ON SE1	685,291	7,974
Power Grid Corp. of India Ltd.[1]	1,786,643	5,276
Duke Energy Corp.	50,319	4,857
Dominion Energy, Inc.	60,059	4,562
American Funds Insurance Series — Capital Income Builder — Page 64 of 240

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
Southern Co.	58,234	$3,620
Engie SA1,3	170,460	2,420
Exelon Corp.	50,459	2,207
SSE PLC[1]	102,408	2,055
China Gas Holdings Ltd.[1]	491,400	2,013
AES Corp.	69,520	1,864
Endesa, SA1	69,095	1,830
Entergy Corp.	15,848	1,576
National Grid PLC[1]	116,379	1,388
Public Service Enterprise Group Inc.	21,289	1,282
Sempra Energy	7,921	1,050
Power Assets Holdings Ltd.[1]	98,500	582
Keppel Infrastructure Trust[1]	1,419,336	581
Edison International	9,898	580
Centrica PLC[1,3]	697,348	521
Infratil Ltd.[1]	85,084	424
Ratch Group PCL, foreign registered[1]	239,000	392
Guangdong Investment Ltd.[1]	222,000	362
NextEra Energy, Inc.	1,367	103
		78,826
Energy 5.23%
Chevron Corp.	123,269	12,917
TC Energy Corp. (CAD denominated)[2]	170,630	7,822
TC Energy Corp.	51,240	2,344
Enbridge Inc. (CAD denominated)	214,138	7,801
Canadian Natural Resources, Ltd. (CAD denominated)	222,936	6,892
EOG Resources, Inc.	55,275	4,009
Royal Dutch Shell PLC, Class B1	174,390	3,208
Royal Dutch Shell PLC, Class B (ADR)	8,064	297
ConocoPhillips	65,859	3,489
Total SE1	74,034	3,448
Gazprom PJSC (ADR)[1]	539,074	3,216
BP PLC[1]	405,932	1,647
Equitrans Midstream Corp.	184,496	1,505
Schlumberger Ltd.	34,838	947
Exxon Mobil Corp.	14,232	795
Petronet LNG Ltd.[1]	109,413	337
		60,674
Materials 4.66%
Vale SA, ordinary nominative (ADR)	529,340	9,200
Vale SA, ordinary nominative	230,947	4,020
Rio Tinto PLC[1]	114,439	8,755
BHP Group PLC[1]	254,207	7,339
LyondellBasell Industries NV	52,036	5,414
Dow Inc.	65,320	4,177
Fortescue Metals Group Ltd.[1]	161,540	2,466
Air Products and Chemicals, Inc.	7,754	2,181
Evonik Industries AG1	58,896	2,083
Asahi Kasei Corp.[1]	163,400	1,881
BASF SE1	20,163	1,675
Nutrien Ltd.	24,835	1,338
Linde PLC	4,763	1,334
Celanese Corp.	6,820	1,022
American Funds Insurance Series — Capital Income Builder — Page 65 of 240

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Nexa Resources SA2	49,159	$504
WestRock Co.	7,219	376
Amcor PLC (CDI)[1]	21,779	255
		54,020
Communication services 4.59%
Comcast Corp., Class A	208,140	11,262
SoftBank Corp.[1]	779,300	10,142
BCE Inc.	147,775	6,671
Verizon Communications Inc.	96,572	5,616
Koninklijke KPN NV1	1,295,873	4,406
HKT Trust and HKT Ltd., units[1]	2,516,240	3,591
TELUS Corp.	113,336	2,257
Indus Towers Ltd.[1]	566,541	1,906
Nippon Telegraph and Telephone Corp.[1]	69,500	1,789
Vodafone Group PLC[1]	740,304	1,347
ITV PLC[1,3]	566,216	938
HKBN Ltd.[1]	598,000	871
ProSiebenSat.1 Media SE1,3	38,716	792
Omnicom Group Inc.	10,004	742
WPP PLC[1]	32,029	406
Zegona Communications PLC[1]	152,431	283
Sanoma Oyj[1]	10,670	179
		53,198
Industrials 4.02%
Raytheon Technologies Corp.	144,699	11,181
VINCI SA1	38,230	3,918
BOC Aviation Ltd.[1]	382,800	3,715
Singapore Technologies Engineering Ltd.[1]	1,076,100	3,125
Lockheed Martin Corp.	7,491	2,768
RELX PLC[1]	95,342	2,392
Trinity Industries, Inc.	82,443	2,349
Waste Management, Inc.	14,966	1,931
ABB Ltd.[1]	60,968	1,854
Caterpillar Inc.	7,157	1,659
Deutsche Post AG1	28,900	1,583
Union Pacific Corp.	6,795	1,498
Stanley Black & Decker, Inc.	5,661	1,130
Cummins Inc.	4,307	1,116
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares[1]	53,931	1,069
BAE Systems PLC[1]	145,990	1,016
CCR SA, ordinary nominative	407,777	936
United Parcel Service, Inc., Class B	4,826	820
ALD SA1	52,301	766
General Dynamics Corp.	2,392	434
Melrose Industries PLC[1,3]	133,248	307
Honeywell International Inc.	1,235	268
Norfolk Southern Corp.	915	246
L3Harris Technologies, Inc.	1,186	240
Enav SpA[1]	41,011	200
Atlas Corp.	11,760	161
		46,682
American Funds Insurance Series — Capital Income Builder — Page 66 of 240

unaudited
Common stocks (continued) Consumer discretionary 2.20%	Shares	Value (000)
Home Depot, Inc.	15,407	$4,703
McDonald’s Corp.	12,641	2,833
Kering SA1	3,660	2,527
Starbucks Corp.	22,402	2,448
Taylor Wimpey PLC[1]	756,403	1,883
Hasbro, Inc.	18,273	1,756
Cie. Financière Richemont SA, Class A1	17,432	1,674
Industria de Diseño Textil, SA1	49,846	1,643
YUM! Brands, Inc.	10,028	1,085
Gree Electric Appliances, Inc. of Zhuhai, Class A1	113,238	1,084
VF Corp.	11,046	883
LVMH Moët Hennessy-Louis Vuitton SE1	1,324	882
Sands China Ltd.[1]	166,400	834
Darden Restaurants, Inc.	3,487	495
SAIC Motor Corp. Ltd., Class A1	145,918	438
Dustin Group AB1	14,046	144
Inchcape PLC[1]	12,146	126
Thule Group AB1	2,169	94
		25,532
Total common stocks (cost: $697,580,000)		881,432
Preferred securities 0.22% Information technology 0.22%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	39,230	2,538
Total preferred securities (cost: $1,746,000)		2,538
Rights & warrants 0.00% Consumer discretionary 0.00%
Cie. Financière Richemont SA, Class A, warrants, expire 2023[2,3]	7,130	3
Total rights & warrants (cost: $0)		3
Convertible stocks 1.03% Utilities 0.40%
NextEra Energy, Inc., convertible preferred units, 4.872% 2022	29,485	1,693
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	15,148	740
American Electric Power Company, Inc., convertible preferred shares, 6.125% 2022	6,400	309
AES Corp., convertible preferred units, 6.875% 2024	9,600	992
Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	9,000	889
		4,623
Information technology 0.31%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	2,419	3,567
Health care 0.19%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]	1,745	2,260
American Funds Insurance Series — Capital Income Builder — Page 67 of 240

unaudited
Convertible stocks (continued) Industrials 0.10%	Shares	Value (000)
Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022	10,100	$1,192
Consumer discretionary 0.03%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	1,948	307
Total convertible stocks (cost: $9,670,000)		11,949
Convertible bonds & notes 0.05% Consumer discretionary 0.05%	Principal amount (000)
Royal Caribbean Cruises Ltd., convertible notes, 4.25% 2023[4]	$ 392	553
Total convertible bonds & notes (cost: $395,000)		553
Bonds, notes & other debt instruments 17.24% U.S. Treasury bonds & notes 8.20% U.S. Treasury 7.27%
U.S. Treasury 0.125% 2022	19,000	19,010
U.S. Treasury 0.125% 2022	5,850	5,852
U.S. Treasury 0.125% 2022	5,425	5,426
U.S. Treasury 0.125% 2022	2,600	2,600
U.S. Treasury 0.125% 2022	2,500	2,501
U.S. Treasury 0.125% 2022	1,625	1,624
U.S. Treasury 0.125% 2023	2,200	2,199
U.S. Treasury 0.125% 2023	1,025	1,024
U.S. Treasury 0.25% 2025	10,369	10,130
U.S. Treasury 0.25% 2025	2,737	2,670
U.S. Treasury 0.375% 2025	907	896
U.S. Treasury 0.375% 2025	850	832
U.S. Treasury 1.875% 2026	6,300	6,585
U.S. Treasury 2.00% 2026[5]	2,800	2,938
U.S. Treasury 0.50% 2027	2,900	2,778
U.S. Treasury 1.125% 2031	3,761	3,554
U.S. Treasury 1.125% 2040[5]	2,400	1,962
U.S. Treasury 1.625% 2050[5]	14,110	11,776
		84,357
U.S. Treasury inflation-protected securities 0.93%
U.S. Treasury Inflation-Protected Security 0.125% 2023[6]	607	637
U.S. Treasury Inflation-Protected Security 0.375% 2023[6]	1,124	1,203
U.S. Treasury Inflation-Protected Security 0.625% 2023[6]	1,431	1,523
U.S. Treasury Inflation-Protected Security 0.125% 2025[6]	1,114	1,207
U.S. Treasury Inflation-Protected Security 0.125% 2030[6]	1,881	2,037
U.S. Treasury Inflation-Protected Security 0.125% 2031[6]	1,884	2,031
U.S. Treasury Inflation-Protected Security 0.125% 2051[6]	2,109	2,135
		10,773
Total U.S. Treasury bonds & notes		95,130
Corporate bonds, notes & loans 4.84% Health care 0.78%
Abbott Laboratories 3.75% 2026	240	270
AbbVie Inc. 2.95% 2026	369	393
AbbVie Inc. 4.25% 2049	92	104
American Funds Insurance Series — Capital Income Builder — Page 68 of 240

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
AmerisourceBergen Corp. 0.737% 2023	$104	$104
AmerisourceBergen Corp. 2.70% 2031	255	255
Amgen Inc. 3.375% 2050	150	150
AstraZeneca PLC 3.375% 2025	200	218
Becton, Dickinson and Company 3.70% 2027	930	1,027
Boston Scientific Corp. 2.65% 2030	250	253
Bristol-Myers Squibb Company 2.55% 2050	15	13
Centene Corp. 4.625% 2029	530	574
Centene Corp. 3.375% 2030	179	181
Cigna Corp. 2.375% 2031	192	189
Cigna Corp. 3.40% 2051	65	64
Eli Lilly and Company 3.375% 2029	75	83
Eli Lilly and Company 2.25% 2050	40	34
GlaxoSmithKline PLC 3.875% 2028	64	73
GlaxoSmithKline PLC 3.375% 2029	70	76
Johnson & Johnson 1.30% 2030	100	94
Johnson & Johnson 2.25% 2050	55	49
Merck & Co., Inc. 3.40% 2029	110	122
Novartis Capital Corp. 1.75% 2025	208	214
Novartis Capital Corp. 2.00% 2027	120	124
Novartis Capital Corp. 2.20% 2030	60	60
Partners HealthCare System, Inc. 3.192% 2049	210	211
Pfizer Inc. 1.70% 2030	150	145
Pfizer Inc. 2.70% 2050	425	399
Regeneron Pharmaceuticals, Inc. 2.80% 2050	64	56
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	1,130	1,236
Tenet Healthcare Corp. 7.50% 2025[4]	325	351
Teva Pharmaceutical Finance Co. BV 6.00% 2024	700	747
Teva Pharmaceutical Finance Co. BV 3.15% 2026	650	622
Teva Pharmaceutical Finance Co. BV 4.10% 2046	300	264
UnitedHealth Group Inc. 2.375% 2024	35	37
UnitedHealth Group Inc. 4.45% 2048	170	209
		9,001
Energy 0.66%
Apache Corp. 4.25% 2030	385	376
BP Capital Markets America Inc. 3.633% 2030	360	395
BP Capital Markets America Inc. 2.939% 2051	80	71
Canadian Natural Resources Ltd. 3.85% 2027	185	200
Canadian Natural Resources Ltd. 2.95% 2030	83	83
Cenovus Energy Inc. 5.40% 2047	75	84
Cheniere Energy, Inc. 3.70% 2029	252	266
ConocoPhillips 4.30% 2028[4]	137	155
Enbridge Energy Partners, LP 7.375% 2045	37	52
Energy Transfer Operating, LP 5.00% 2050	341	354
Energy Transfer Partners, LP 5.30% 2047	60	64
Energy Transfer Partners, LP 6.00% 2048	76	88
Energy Transfer Partners, LP 6.25% 2049	150	176
EQT Corp. 5.00% 2029	35	38
Equinor ASA 2.375% 2030	365	365
Exxon Mobil Corp. 2.995% 2039	200	195
Exxon Mobil Corp. 3.452% 2051	24	24
Kinder Morgan, Inc. 3.60% 2051	925	863
MPLX LP 5.50% 2049	625	735
American Funds Insurance Series — Capital Income Builder — Page 69 of 240

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
New Fortress Energy Inc. 6.50% 2026[4]	$80	$81
NGL Energy Operating LLC 7.50% 2026[4]	80	82
ONEOK, Inc. 3.10% 2030	42	42
ONEOK, Inc. 4.95% 2047	51	54
ONEOK, Inc. 5.20% 2048	184	202
ONEOK, Inc. 7.15% 2051	97	131
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	150	143
Petrobras Global Finance Co. 5.60% 2031	150	158
Petróleos Mexicanos 7.69% 2050	75	70
Pioneer Natural Resources Company 1.90% 2030	90	84
Pioneer Natural Resources Company 2.15% 2031	83	79
Plains All American Pipeline, LP 3.80% 2030	11	11
Sabine Pass Liquefaction, LLC 4.50% 2030	215	242
Shell International Finance BV 2.00% 2024	420	440
Total Capital International 3.127% 2050	230	217
TransCanada PipeLines Ltd. 4.10% 2030	205	229
TransCanada PipeLines Ltd. 5.10% 2049	425	521
Williams Companies, Inc. 3.50% 2030	216	229
Williams Partners LP 6.30% 2040	95	122
		7,721
Financials 0.62%
American International Group, Inc. 4.375% 2050	250	286
AON Corp. 2.20% 2022	249	256
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[7]	400	377
Bank of America Corp. 2.651% 2032 (USD-SOFR + 1.22% on 3/11/2031)[7]	220	221
Bank of America Corp. 3.483% 2052 (USD-SOFR + 1.65% on 3/11/2051)[7]	270	276
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[4,7]	500	545
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[7]	150	150
Goldman Sachs Group, Inc. 3.50% 2025	177	192
Goldman Sachs Group, Inc. 2.60% 2030	400	405
Goldman Sachs Group, Inc. 1.992% 2032 (USD-SOFR + 1.09% on 1/27/2031)[7]	170	161
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[7]	500	523
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[7]	250	271
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[7]	577	547
Lloyds Banking Group PLC 3.87% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[7]	390	425
MetLife, Inc. 4.55% 2030	190	222
Metropolitan Life Global Funding I 1.55% 2031[4]	164	152
Mitsubishi UFJ Financial Group, Inc. 3.195% 2029	290	305
Morgan Stanley 3.70% 2024	260	285
Morgan Stanley 1.794% 2032 (USD-SOFR + 1.034% on 2/13/2031)[7]	100	93
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[7]	165	156
Morgan Stanley 5.597% 2051 (USD-SOFR + 4.84% on 3/24/2050)[7]	115	160
Navient Corp. 5.00% 2027	150	151
New York Life Global Funding 3.00% 2028[4]	150	160
New York Life Insurance Company 3.75% 2050[4]	19	20
Royal Bank of Canada 0.875% 2026	200	196
Toronto-Dominion Bank 0.75% 2026	275	269
Travelers Companies, Inc. 4.10% 2049	130	152
Wells Fargo & Company 4.60% 2021	300	300
		7,256
American Funds Insurance Series — Capital Income Builder — Page 70 of 240

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities 0.54%	Principal amount (000)	Value (000)
AEP Transmission Co. LLC 3.15% 2049	$60	$59
AEP Transmission Co. LLC 3.80% 2049	45	49
AEP Transmission Co. LLC 3.65% 2050	75	80
Ameren Corp. 1.75% 2028	50	48
American Electric Power Company, Inc. 3.65% 2021	300	306
American Electric Power Company, Inc. 1.00% 2025	25	25
Connecticut Light and Power Co. 3.20% 2027	445	484
Consumers Energy Co. 3.10% 2050	159	157
Duke Energy Florida, LLC 2.50% 2029	430	439
Edison International 3.55% 2024	375	403
Edison International 4.125% 2028	457	491
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[7]	120	137
Entergy Corp. 2.40% 2031	50	48
Evergy Metro, Inc. 2.25% 2030	125	124
FirstEnergy Corp. 2.25% 2030	107	99
FirstEnergy Corp. 2.65% 2030	493	470
Jersey Central Power & Light Co. 4.30% 2026[4]	115	126
Pacific Gas and Electric Co. 2.95% 2026	97	100
Pacific Gas and Electric Co. 3.75% 2028	105	111
Pacific Gas and Electric Co. 4.65% 2028	284	313
Pacific Gas and Electric Co. 2.50% 2031	450	425
Pacific Gas and Electric Co. 3.25% 2031	25	25
Pacific Gas and Electric Co. 3.30% 2040	100	91
Pacific Gas and Electric Co. 3.50% 2050	325	283
Public Service Company of Colorado 1.875% 2031	102	98
Public Service Company of Colorado 3.80% 2047	20	22
Public Service Electric and Gas Co. 0.95% 2026	125	123
Southern California Edison Co. 3.65% 2050	531	526
Southern California Edison Co., Series C, 3.60% 2045	256	253
Virginia Electric and Power Co. 2.45% 2050	25	21
Xcel Energy Inc. 2.60% 2029	175	177
Xcel Energy Inc. 3.50% 2049	145	145
		6,258
Communication services 0.52%
Alphabet Inc. 2.05% 2050	80	66
AT&T Inc. 2.25% 2032	75	72
AT&T Inc. 3.50% 2041	75	74
AT&T Inc. 3.50% 2053[4]	449	416
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	158	156
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[4]	360	361
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	35	33
CenturyLink, Inc. 7.50% 2024	300	337
Comcast Corp. 2.80% 2051	110	101
Discovery Communications, Inc. 4.65% 2050	19	21
Sprint Corp. 11.50% 2021	1,425	1,513
Sprint Corp. 6.875% 2028	325	411
T-Mobile US, Inc. 3.875% 2030[4]	625	679
T-Mobile US, Inc. 3.50% 2031	275	277
T-Mobile US, Inc. 3.00% 2041[4]	100	93
Verizon Communications Inc. 1.45% 2026	125	125
Verizon Communications Inc. 4.329% 2028	192	220
Verizon Communications Inc. 1.68% 2030[4]	110	102
Verizon Communications Inc. 2.55% 2031	300	300
American Funds Insurance Series — Capital Income Builder — Page 71 of 240

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Verizon Communications Inc. 3.40% 2041	$125	$127
Verizon Communications Inc. 2.875% 2050	125	111
Verizon Communications Inc. 3.55% 2051	120	120
Verizon Communications Inc. 3.70% 2061	145	144
Vodafone Group PLC 4.25% 2050	75	83
Walt Disney Company 4.625% 2040	120	146
		6,088
Consumer discretionary 0.52%
Amazon.com, Inc. 2.50% 2050	75	67
Amazon.com, Inc. 2.70% 2060	30	27
Bayerische Motoren Werke AG 4.15% 2030[4]	290	331
Bayerische Motoren Werke AG 2.55% 2031[4]	24	24
Carnival Corp. 11.50% 2023[4]	425	488
General Motors Company 5.95% 2049	90	115
Home Depot, Inc. 3.35% 2050	350	364
Marriott International, Inc. 2.85% 2031	50	49
Royal Caribbean Cruises Ltd. 10.875% 2023[4]	600	691
Royal Caribbean Cruises Ltd. 11.50% 2025[4]	1,145	1,337
Toyota Motor Credit Corp. 2.15% 2022	505	518
Toyota Motor Credit Corp. 2.60% 2022	856	871
Toyota Motor Credit Corp. 3.00% 2025	1,010	1,082
Toyota Motor Credit Corp. 1.65% 2031	50	47
		6,011
Consumer staples 0.46%
7-Eleven, Inc. 0.80% 2024[4]	50	50
7-Eleven, Inc. 0.95% 2026[4]	60	59
7-Eleven, Inc. 1.30% 2028[4]	45	43
7-Eleven, Inc. 1.80% 2031[4]	322	301
7-Eleven, Inc. 2.80% 2051[4]	170	153
Altria Group, Inc. 5.95% 2049	327	408
Altria Group, Inc. 3.70% 2051	25	23
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	420	503
British American Tobacco PLC 3.215% 2026	250	264
British American Tobacco PLC 3.557% 2027	660	703
British American Tobacco PLC 4.906% 2030	350	400
British American Tobacco PLC 4.54% 2047	73	74
British American Tobacco PLC 4.758% 2049	130	134
Coca-Cola Company 1.375% 2031	100	93
Coca-Cola Company 2.50% 2051	65	57
Conagra Brands, Inc. 5.30% 2038	18	22
Conagra Brands, Inc. 5.40% 2048	52	67
Constellation Brands, Inc. 3.15% 2029	190	199
Constellation Brands, Inc. 2.875% 2030	210	215
Keurig Dr Pepper Inc. 3.20% 2030	25	27
Keurig Dr Pepper Inc. 5.085% 2048	64	80
Keurig Dr Pepper Inc. 3.80% 2050	51	54
Kimberly-Clark Corp. 3.10% 2030	56	60
Kraft Heinz Company 3.00% 2026	93	98
Molson Coors Brewing Co. 4.20% 2046	65	68
PepsiCo, Inc. 1.40% 2031	40	37
PepsiCo, Inc. 3.625% 2050	240	265
Philip Morris International Inc. 3.375% 2029	450	485
American Funds Insurance Series — Capital Income Builder — Page 72 of 240

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Procter & Gamble Company 0.55% 2025	$185	$182
Wal-Mart Stores, Inc. 2.85% 2024	210	225
		5,349
Information technology 0.33%
Adobe Inc. 2.30% 2030	295	299
Apple Inc. 0.55% 2025	125	123
Apple Inc. 1.65% 2031	110	105
Apple Inc. 2.375% 2041	145	135
Apple Inc. 2.40% 2050	75	65
Apple Inc. 2.65% 2051	165	151
Apple Inc. 2.80% 2061	35	31
Broadcom Inc. 5.00% 2030	420	479
Broadcom Inc. 3.75% 2051[4]	91	87
Broadcom Ltd. 3.875% 2027	235	255
Fidelity National Information Services, Inc. 0.60% 2024	118	117
Fidelity National Information Services, Inc. 2.25% 2031	64	63
Fidelity National Information Services, Inc. 3.10% 2041	20	20
Fiserv, Inc. 3.50% 2029	870	940
Global Payments Inc. 1.20% 2026	29	29
Intuit Inc. 0.95% 2025	50	50
Lenovo Group Ltd. 5.875% 2025	400	454
Oracle Corp. 2.875% 2031	140	143
Oracle Corp. 3.60% 2050	150	145
ServiceNow, Inc. 1.40% 2030	130	118
		3,809
Industrials 0.33%
Boeing Company 2.70% 2022	300	306
Boeing Company 2.75% 2026	91	94
Boeing Company 5.15% 2030	284	328
Boeing Company 5.805% 2050	235	297
Burlington Northern Santa Fe LLC 3.30% 2051	71	71
Carrier Global Corp. 2.242% 2025	102	106
Carrier Global Corp. 2.493% 2027	84	87
Carrier Global Corp. 2.722% 2030	74	75
CSX Corp. 4.75% 2048	50	60
CSX Corp. 3.35% 2049	310	305
CSX Corp. 2.50% 2051	50	42
General Electric Co. 3.45% 2027	50	54
General Electric Co. 3.625% 2030	215	232
General Electric Co. 4.35% 2050	220	245
Honeywell International Inc. 2.15% 2022	305	312
Masco Corp. 2.00% 2031	66	63
Masco Corp. 3.125% 2051	10	9
Norfolk Southern Corp. 3.00% 2022	224	229
Raytheon Technologies Corp. 3.125% 2050	125	121
TransDigm Inc. 8.00% 2025[4]	55	60
Union Pacific Corp. 3.70% 2029	430	474
Union Pacific Corp. 4.30% 2049	110	126
Union Pacific Corp. 3.25% 2050	53	52
Union Pacific Corp. 3.95% 2059	45	49
		3,797
American Funds Insurance Series — Capital Income Builder — Page 73 of 240

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials 0.04%	Principal amount (000)	Value (000)
Braskem SA 4.50% 2030[4]	$200	$201
Dow Chemical Co. 3.60% 2050	75	76
LYB International Finance III, LLC 2.25% 2030	32	31
LYB International Finance III, LLC 4.20% 2050	75	81
LYB International Finance III, LLC 3.625% 2051	52	51
		440
Real estate 0.04%
American Tower Corp. 2.70% 2031	104	104
Corporate Office Properties LP 2.25% 2026	68	69
Equinix, Inc. 1.55% 2028	25	24
Equinix, Inc. 3.20% 2029	144	150
Public Storage 0.875% 2026	18	18
Westfield Corp. Ltd. 3.50% 2029[4]	54	54
		419
Total corporate bonds, notes & loans		56,149
Mortgage-backed obligations 3.66% Federal agency mortgage-backed obligations 3.16%
Fannie Mae Pool #695412 5.00% 2033[8]	—[9]	—[9]
Fannie Mae Pool #AD3566 5.00% 2035[8]	2	2
Fannie Mae Pool #AC0794 5.00% 2039[8]	10	11
Fannie Mae Pool #931768 5.00% 2039[8]	2	2
Fannie Mae Pool #AE0311 3.50% 2040[8]	15	16
Fannie Mae Pool #932606 5.00% 2040[8]	4	5
Fannie Mae Pool #AJ1873 4.00% 2041[8]	7	8
Fannie Mae Pool #AE1248 5.00% 2041[8]	11	13
Fannie Mae Pool #AE1274 5.00% 2041[8]	9	10
Fannie Mae Pool #AE1277 5.00% 2041[8]	5	6
Fannie Mae Pool #AE1283 5.00% 2041[8]	3	3
Fannie Mae Pool #AE1290 5.00% 2042[8]	6	7
Fannie Mae Pool #AT3954 3.50% 2043[8]	4	4
Fannie Mae Pool #AT0300 3.50% 2043[8]	3	3
Fannie Mae Pool #AY1829 3.50% 2044[8]	4	4
Fannie Mae Pool #AW8240 3.50% 2044[8]	1	1
Fannie Mae Pool #BJ5015 4.00% 2047[8]	68	74
Fannie Mae Pool #BH3122 4.00% 2047[8]	1	1
Fannie Mae Pool #CA2850 4.00% 2048[8]	84	93
Fannie Mae Pool #BK6840 4.00% 2048[8]	46	50
Fannie Mae Pool #BK5232 4.00% 2048[8]	32	35
Fannie Mae Pool #BK9743 4.00% 2048[8]	13	14
Fannie Mae Pool #CA2804 4.50% 2048[8]	530	577
Fannie Mae Pool #BK7665 4.50% 2048[8]	302	335
Fannie Mae Pool #BK0951 4.50% 2048[8]	222	246
Fannie Mae Pool #BK9761 4.50% 2048[8]	11	13
Fannie Mae Pool #CA5540 3.00% 2050[8]	5,021	5,309
Freddie Mac Pool #Q15874 4.00% 2043[8]	2	2
Freddie Mac Pool #G67711 4.00% 2048[8]	400	439
Freddie Mac Pool #Q56599 4.00% 2048[8]	52	57
Freddie Mac Pool #Q56175 4.00% 2048[8]	37	41
Freddie Mac Pool #Q55971 4.00% 2048[8]	33	37
Freddie Mac Pool #Q56576 4.00% 2048[8]	28	30
Freddie Mac Pool #Q55970 4.00% 2048[8]	16	18
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q58411 4.50% 2048[8]	$104	$115
Freddie Mac Pool #Q58436 4.50% 2048[8]	45	51
Freddie Mac Pool #Q58378 4.50% 2048[8]	38	42
Freddie Mac Pool #Q57242 4.50% 2048[8]	30	34
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[8,10]	367	389
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[8]	367	389
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[8,10]	178	189
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[8,10]	140	148
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[8]	114	122
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[8]	33	36
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[8]	1,355	1,471
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[8]	971	1,046
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[8]	666	717
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[8]	32	34
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[8]	14	15
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[8]	1,364	1,438
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[8]	2,013	2,108
Government National Mortgage Assn. 2.00% 2051[8,11]	1,327	1,338
Government National Mortgage Assn. 2.00% 2051[8,11]	528	532
Government National Mortgage Assn. 2.50% 2051[8,11]	2,356	2,421
Government National Mortgage Assn. 3.50% 2051[8,11]	42	44
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[8]	1,221	1,324
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[8]	138	149
Government National Mortgage Assn. Pool #694836 5.661% 2059[8]	1	1
Government National Mortgage Assn. Pool #765152 4.14% 2061[8]	—[9]	1
Government National Mortgage Assn. Pool #766525 4.70% 2062[8]	—[9]	—[9]
Government National Mortgage Assn. Pool #777452 3.63% 2063[8]	5	5
Government National Mortgage Assn. Pool #767639 3.836% 2063[8]	4	4
Government National Mortgage Assn. Pool #AA1709 4.70% 2063[8]	1	1
Government National Mortgage Assn. Pool #725893 5.20% 2064[8]	—[9]	—[9]
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[8]	2	2
Uniform Mortgage-Backed Security 2.00% 2036[8,11]	2,100	2,155
Uniform Mortgage-Backed Security 2.50% 2036[8,11]	1,608	1,672
Uniform Mortgage-Backed Security 3.00% 2051[8,11]	1,618	1,685
Uniform Mortgage-Backed Security 3.00% 2051[8,11]	1,268	1,321
Uniform Mortgage-Backed Security 3.00% 2051[8,11]	214	223
Uniform Mortgage-Backed Security 3.50% 2051[8,11]	1,775	1,875
Uniform Mortgage-Backed Security 4.00% 2051[8,11]	4,200	4,507
Uniform Mortgage-Backed Security 4.50% 2051[8,11]	1,477	1,608
		36,678
Collateralized mortgage-backed obligations (privately originated) 0.31%
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[4,8,10]	272	274
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[4,8,10]	178	178
Citigroup Mortgage Loan Trust Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[4,8,10]	59	59
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[4,8,10]	203	205
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[4,8,10]	174	175
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.859% 2052[4,8,10]	1,000	1,002
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.909% 2053[4,8,10]	175	175
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 1.009% 2053[4,8,10]	279	279
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 2029[4,8,10]	76	77
American Funds Insurance Series — Capital Income Builder — Page 75 of 240

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[4,8,10]	$52	$52
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[4,8,10]	97	99
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[4,8,10]	86	89
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[4,8,10]	61	62
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[4,8,10]	99	103
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[4,8,10]	57	58
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[4,8]	737	749
		3,636
Commercial mortgage-backed securities 0.19%
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 1.026% 2025[4,8,10]	238	239
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.256% 2038[4,8,10]	300	301
MRA Issuance Trust, Series 2021-8, Class A1X, (1-month USD-LIBOR + 1.15%) 1.341% 2021[1,4,8,10]	406	406
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.75%) 2.25% 2021[4,8,10]	1,057	1,058
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 3.359% 2049[4,8,10]	150	150
		2,154
Total mortgage-backed obligations		42,468
Asset-backed obligations 0.34%
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[4,8]	297	304
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[4,8]	100	105
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[4,8]	372	375
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[4,8]	95	94
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[4,8]	95	97
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[4,8]	95	95
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[4,8]	335	334
Drivetime Auto Owner Trust, Series 2020-1, Class A, 1.94% 2023[4,8]	154	155
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[4,8]	175	173
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[4,8]	661	672
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[4,8]	168	166
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[4,8]	97	97
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[4,8,10]	218	220
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[4,8]	118	117
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[4,8,10]	335	333
Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15% 2023[4,8]	554	557
		3,894
Bonds & notes of governments & government agencies outside the U.S. 0.14%
Peru (Republic of) 2.783% 2031	190	191
Portuguese Republic 5.125% 2024	18	20
Qatar (State of) 4.50% 2028	200	234
Saudi Arabia (Kingdom of) 3.625% 2028	200	218
United Mexican States 3.25% 2030	200	202
United Mexican States, Series M, 6.50% 2021	MXN15,000	736
		1,601
Municipals 0.06% South Carolina 0.04%
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035	$350	423
American Funds Insurance Series — Capital Income Builder — Page 76 of 240

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois 0.02%	Principal amount (000)	Value (000)
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	$225	$254
Total municipals		677
Total bonds, notes & other debt instruments (cost: $198,601,000)		199,919
Short-term securities 7.16% Money market investments 6.05%	Shares
Capital Group Central Cash Fund 0.08%[12,13]	701,655	70,172
Money market investments purchased from securities lending collateral 1.11%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[12,14]	10,361,972	10,362
Capital Group Central Cash Fund 0.08%[12,13,14]	22,426	2,530
		12,892
Total short-term securities (cost: $83,064,000)		83,064
Total investment securities 101.70% (cost: $991,056,000)		1,179,458
Other assets less liabilities (1.70)%		(19,731)
Net assets 100.00%		$1,159,727
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[15] (000)	Value at 3/31/2021[16] (000)	Unrealized (depreciation) appreciation at 3/31/2021 (000)
2 Year U.S. Treasury Note Futures	Long	30	July 2021	$6,000	$6,622	$(4)
5 Year U.S. Treasury Note Futures	Long	179	July 2021	17,900	22,088	(209)
10 Year U.S. Treasury Note Futures	Long	14	June 2021	1,400	1,833	(47)
10 Year Ultra U.S. Treasury Note Futures	Short	46	June 2021	(4,600)	(6,609)	235
20 Year U.S. Treasury Bond Futures	Long	6	June 2021	600	928	(39)
30 Year Ultra U.S. Treasury Bond Futures	Long	42	June 2021	4,200	7,611	(347)
						$(411)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 3/31/2021 (000)
Purchases (000)	Sales (000)
MXN3,100	USD145	HSBC Bank	4/9/2021	$6
American Funds Insurance Series — Capital Income Builder — Page 77 of 240

unaudited
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 3/31/2021 (000)
U.S. EFFR	0.11%	5/18/2024	$6,200	$44	$—	$44
3-month USD-LIBOR	0.337%	5/18/2025	21,500	432	—	432
U.S. EFFR	0.10875%	7/6/2025	2,600	62	—	62
U.S. EFFR	0.105%	7/9/2025	1,300	31	—	31
3-month USD-LIBOR	0.5935%	5/18/2030	7,200	694	—	694
3-month USD-LIBOR	0.807%	5/18/2050	1,800	571	—	571
					$—	$1,834
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 3/31/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 3/31/2021 (000)
5.00%/Quarterly	CDX.NA.HY.36	6/20/2026	$3,625	$323	$322	$1
Investments in affiliates13

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2021 (000)	Dividend income (000)
Short-term securities 6.27%
Money market investments 6.05%
Capital Group Central Cash Fund 0.08%[12]	$56,762	$73,567	$60,157	$—[9]	$—[9]	$70,172	$14
Money market investments purchased from securities lending collateral 0.22%
Capital Group Central Cash Fund 0.08%[12,14]	—	—[17]	—[17]	—[17]	—[17]	2,530	—[17]
Total short-term securities						72,702
Total 6.27%				$—[9]	$—[9]	$72,702	$14
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $337,653,000, which represented 29.11% of the net assets of the fund. This amount includes $337,247,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	All or a portion of this security was on loan. The total value of all such securities was $15,145,000, which represented 1.31% of the net assets of the fund.
[3]	Security did not produce income during the last 12 months.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $20,457,000, which represented 1.76% of the net assets of the fund.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,879,000, which represented .16% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Step bond; coupon rate may change at a later date.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Amount less than one thousand.
[10]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[11]	Purchased on a TBA basis.
[12]	Rate represents the seven-day yield at 3/31/2021.
[13]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[14]	Security purchased with cash collateral from securities on loan.
[15]	Notional amount is calculated based on the number of contracts and notional contract size.
[16]	Value is calculated based on the notional amount and current market price.
[17]	Information not shown for money market investments purchased with cash collateral from securities on loan.
American Funds Insurance Series — Capital Income Builder — Page 78 of 240

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Key to abbreviations and symbol
ADR = American Depositary Receipts
Auth. = Authority
CAD = Canadian dollars
CDI = CREST Depository Interest
EFFR = Effective Federal Funds Rate
G.O. = General Obligation
GBP = British pounds
GDR = Global Depositary Receipts
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — Capital Income Builder — Page 79 of 240

Asset Allocation Fund
Investment portfolio
March 31, 2021
unaudited
Common stocks 67.93% Information technology 16.29%	Shares	Value (000)
Microsoft Corp.	4,564,561	$1,076,187
Broadcom Inc.	1,513,598	701,795
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	5,636,700	666,709
ASML Holding NV (New York registered) (ADR)	815,900	503,704
MKS Instruments, Inc.	2,000,000	370,840
Dell Technologies Inc., Class C1	3,000,000	264,450
FleetCor Technologies, Inc.[1]	900,000	241,767
Flex Ltd.[1]	13,000,000	238,030
VeriSign, Inc.[1]	1,100,000	218,636
Mastercard Inc., Class A	510,000	181,586
Visa Inc., Class A	700,200	148,253
Intel Corp.	1,250,000	80,000
PayPal Holdings, Inc.[1]	316,300	76,810
RingCentral, Inc., Class A1	221,100	65,861
DocuSign, Inc.[1]	242,000	48,993
Shopify Inc., Class A, subordinate voting shares[1]	41,500	45,920
Okta, Inc., Class A1	174,680	38,505
NVIDIA Corp.	68,566	36,609
		5,004,655
Financials 11.06%
Chubb Ltd.	2,200,000	347,534
First Republic Bank	1,580,000	263,465
Capital One Financial Corp.	2,000,000	254,460
Bank of America Corp.	5,750,000	222,467
JPMorgan Chase & Co.	1,400,000	213,122
Synchrony Financial	5,000,000	203,300
CME Group Inc., Class A	977,200	199,574
Citigroup Inc.	2,250,000	163,687
The Blackstone Group Inc.	2,190,950	163,291
Sberbank of Russia PJSC (ADR)[2]	9,788,000	150,849
Apollo Global Management, Inc., Class A	2,769,732	130,205
Nasdaq, Inc.	844,100	124,471
Arch Capital Group Ltd.[1]	3,234,000	124,089
Truist Financial Corp.	1,966,000	114,657
Toronto-Dominion Bank (CAD denominated)	1,736,383	113,244
MSCI Inc.	225,200	94,422
Intercontinental Exchange, Inc.	840,000	93,811
PNC Financial Services Group, Inc.	500,000	87,705
Kotak Mahindra Bank Ltd.[1,2]	2,713,240	65,240
RenaissanceRe Holdings Ltd.	357,000	57,209
Ares Management Corp., Class A	1,015,403	56,893
KKR & Co. Inc.	1,024,200	50,032
BlackRock, Inc.	56,000	42,222
S&P Global Inc.	102,000	35,993
American Funds Insurance Series — Asset Allocation Fund — Page 80 of 240

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Berkshire Hathaway Inc., Class A1	61	$23,528
Jonah Energy Parent LLC[1,2,3]	32,117	482
		3,395,952
Health care 9.92%
Johnson & Johnson	3,300,000	542,355
UnitedHealth Group Inc.	1,322,300	491,988
Humana Inc.	865,000	362,651
Cigna Corp.	1,275,000	308,219
Thermo Fisher Scientific Inc.	591,851	270,109
Abbott Laboratories	2,000,000	239,680
Vertex Pharmaceuticals Inc.[1]	550,000	118,190
Daiichi Sankyo Company, Ltd.[2]	3,873,900	113,233
Gilead Sciences, Inc.	1,600,000	103,408
Regeneron Pharmaceuticals, Inc.[1]	150,000	70,971
Zoetis Inc., Class A	434,700	68,457
Merck & Co., Inc.	700,000	53,963
IDEXX Laboratories, Inc.[1]	94,102	46,045
Eli Lilly and Company	241,969	45,205
Cortexyme, Inc.[1,4]	1,218,038	43,886
Centene Corp.[1]	562,770	35,967
Allakos Inc.[1]	293,700	33,711
Ultragenyx Pharmaceutical Inc.[1]	217,400	24,753
AbCellera Biologics Inc.[1,4]	625,100	21,228
Viatris Inc.[1]	1,121,937	15,673
NuCana PLC (ADR)[1,5]	2,977,153	14,856
Rotech Healthcare Inc.[1,2,3,6]	184,138	14,455
Pfizer Inc.	102,973	3,731
Advanz Pharma Corp. Ltd.[1,6]	175,310	2,980
Advanz Pharma Corp. Ltd.[1]	41,657	708
		3,046,422
Consumer discretionary 7.52%
Amazon.com, Inc.[1]	128,174	396,581
Home Depot, Inc.	1,236,000	377,289
Aramark	8,500,000	321,130
General Motors Company	4,100,000	235,586
LVMH Moët Hennessy-Louis Vuitton SE2	256,896	171,193
Kontoor Brands, Inc.[5]	3,500,000	169,855
Hilton Worldwide Holdings Inc.[1]	1,256,949	151,990
NVR, Inc.[1]	25,000	117,773
Dollar General Corp.	487,187	98,714
Darden Restaurants, Inc.	627,109	89,049
VF Corp.	900,000	71,928
Restaurant Brands International Inc.	595,000	38,675
Booking Holdings Inc.[1]	12,750	29,705
XPeng Inc., Class A (ADR)[1]	703,800	25,696
Dr. Martens PLC[1,2]	2,375,000	14,839
		2,310,003
Consumer staples 5.70%
Philip Morris International Inc.	9,735,421	863,922
Nestlé SA2	2,500,000	278,638
British American Tobacco PLC (ADR)[4]	3,919,700	151,849
British American Tobacco PLC[2]	1,060,000	40,544
American Funds Insurance Series — Asset Allocation Fund — Page 81 of 240

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Altria Group, Inc.	3,750,000	$191,850
Archer Daniels Midland Company	2,000,000	114,000
Mondelez International, Inc.	1,200,000	70,236
Avenue Supermarts Ltd.[1,2]	970,539	38,008
		1,749,047
Communication services 5.04%
Charter Communications, Inc., Class A1	754,600	465,603
Facebook, Inc., Class A1	952,100	280,422
Alphabet Inc., Class C1	131,200	271,404
Comcast Corp., Class A	4,878,910	263,998
Netflix, Inc.[1]	226,700	118,260
Tencent Holdings Ltd.[2]	965,000	76,078
New York Times Co., Class A	1,450,000	73,399
		1,549,164
Materials 3.82%
LyondellBasell Industries NV	3,417,103	355,550
Dow Inc.	4,800,000	306,912
Franco-Nevada Corp.	839,262	105,177
Rio Tinto PLC[2]	1,250,000	95,627
Nucor Corp.	1,000,000	80,270
Royal Gold, Inc.	695,000	74,796
Allegheny Technologies Inc.[1]	2,589,437	54,534
First Quantum Minerals Ltd.	2,775,000	52,885
Newmont Corp.	550,000	33,148
Vale SA, ordinary nominative	885,000	15,404
		1,174,303
Industrials 3.74%
Northrop Grumman Corp.	768,400	248,685
CSX Corp.	2,235,123	215,511
Lockheed Martin Corp.	473,000	174,773
L3Harris Technologies, Inc.	780,000	158,090
Komatsu Ltd.[2]	4,604,900	142,267
Boeing Company[1]	458,000	116,662
Honeywell International Inc.	152,000	32,995
Waste Management, Inc.	214,000	27,610
Associated Materials Group Inc.[1,2,3]	1,588,250	12,102
Cintas Corp.	34,000	11,605
Axon Enterprise, Inc.[1]	50,600	7,206
		1,147,506
Energy 2.27%
Chevron Corp.	2,100,000	220,059
Pioneer Natural Resources Company	800,000	127,056
EOG Resources, Inc.	1,352,400	98,090
Suncor Energy Inc.	4,000,000	83,616
Canadian Natural Resources, Ltd. (CAD denominated)	2,695,000	83,314
Rosneft Oil Company PJSC (GDR)[2]	3,636,613	27,472
ConocoPhillips	335,000	17,745
Chesapeake Energy Corp.[1]	382,649	16,603
Chesapeake Energy Corp.[1,2,7]	1,970	75
Euronav NV	750,000	6,863
Scorpio Tankers Inc.	345,000	6,369
American Funds Insurance Series — Asset Allocation Fund — Page 82 of 240

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Oasis Petroleum Inc.	79,058	$4,695
Extraction Oil & Gas, Inc.[1]	78,142	2,809
Extraction Oil & Gas, Inc.[1,2,3,6,7]	22,469	670
Weatherford International[1]	228,038	2,905
McDermott International, Ltd.[1]	40,219	32
		698,373
Real estate 1.69%
Crown Castle International Corp. REIT	1,032,335	177,696
VICI Properties Inc. REIT	5,165,000	145,860
American Tower Corp. REIT	328,100	78,435
Alexandria Real Estate Equities, Inc. REIT	399,000	65,556
MGM Growth Properties LLC REIT, Class A	1,560,000	50,887
		518,434
Utilities 0.88%
Enel SpA[2]	24,000,000	239,796
DTE Energy Company	226,000	30,090
		269,886
Total common stocks (cost: $11,835,678,000)		20,863,745
Preferred securities 0.00% Industrials 0.00%
ACR III LSC Holdings LLC, Series B, preferred shares[1,2,3,7]	450	317
Total preferred securities (cost: $466,000)		317
Rights & warrants 0.00% Energy 0.00%
Chesapeake Energy Corp., Class B, warrants, expire 2026[1]	27,037	534
Chesapeake Energy Corp., Class A, warrants, expire 2026[1]	20,823	362
Sable Permian Resources, LLC, Class A, warrants, expire 2024[1,2,3]	4,392	—[8]
Total rights & warrants (cost: $2,716,000)		896
Convertible stocks 0.48% Information technology 0.29%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	60,000	88,469
Financials 0.14%
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 2023[7]	37,778	42,582
Health care 0.05%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[4]	13,300	17,226
Total convertible stocks (cost: $109,737,000)		148,277
American Funds Insurance Series — Asset Allocation Fund — Page 83 of 240

unaudited
Bonds, notes & other debt instruments 27.02% Corporate bonds, notes & loans 11.75% Financials 2.16%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.875% 2022	$3,880	$4,015
ACE INA Holdings Inc. 3.35% 2026	1,380	1,505
ACE INA Holdings Inc. 4.35% 2045	800	948
Advisor Group Holdings, LLC 6.25% 2028[7]	2,445	2,564
AG Merger Sub II, Inc. 10.75% 2027[7]	2,920	3,276
Allstate Corp. 3.85% 2049	950	1,048
Ally Financial Inc. 8.00% 2031	3,000	4,051
American International Group, Inc. 2.50% 2025	15,800	16,587
American International Group, Inc. 4.20% 2028	565	635
American International Group, Inc. 3.40% 2030	4,540	4,831
American International Group, Inc. 4.375% 2050	1,770	2,024
AON Corp. 2.20% 2022	2,236	2,297
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[9]	2,428	2,449
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[9]	6,000	6,332
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[9]	2,500	2,469
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[9]	4,511	4,847
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[9]	32,701	30,743
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[9]	3,700	3,485
Bank of America Corp. 2.651% 2032 (USD-SOFR + 1.22% on 3/11/2031)[9]	16,139	16,194
Bank of America Corp. 2.676% 2041 (USD-SOFR + 1.93% on 6/19/2040)[9]	750	704
Bank of Nova Scotia 1.625% 2023	5,000	5,128
Bank of Nova Scotia 1.05% 2026	10,475	10,316
BB&T Corp. 2.625% 2022	2,500	2,542
BB&T Corp. 2.75% 2022	762	779
Berkshire Hathaway Finance Corp. 4.20% 2048	6,570	7,594
Berkshire Hathaway Finance Corp. 4.25% 2049	1,125	1,306
Berkshire Hathaway Inc. 2.75% 2023	1,615	1,688
Berkshire Hathaway Inc. 3.125% 2026	500	545
BNP Paribas 3.375% 2025[7]	3,225	3,466
Citigroup Inc. 2.312% 2022 (USD-SOFR + 0.867% on 11/4/2021)[9]	5,000	5,054
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[9]	3,254	3,368
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[9]	4,275	4,275
CME Group Inc. 3.75% 2028	3,425	3,812
Commonwealth Bank of Australia 3.35% 2024	1,225	1,330
Commonwealth Bank of Australia 3.35% 2024[7]	1,000	1,085
Commonwealth Bank of Australia 2.688% 2031[7]	7,575	7,365
Compass Diversified Holdings 5.25% 2029[7]	640	672
Crédit Agricole SA 4.375% 2025[7]	850	935
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[7,9]	1,575	1,541
Credit Suisse AG (New York Branch) 2.95% 2025	2,700	2,864
Credit Suisse Group AG 3.80% 2023	1,625	1,725
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[7,9]	800	859
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[7,9]	11,625	12,660
Danske Bank AS 2.70% 2022[7]	1,000	1,021
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[9]	6,554	6,575
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[9]	3,650	3,773
DNB Bank ASA 2.375% 2021[7]	2,000	2,007
FS Energy and Power Fund 7.50% 2023[7]	2,995	3,018
Goldman Sachs Group, Inc. 0.855% 2026 (USD-SOFR + 0.609% on 2/12/2025)[9]	1,175	1,156
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[9]	7,510	7,362
Goldman Sachs Group, Inc. 1.431% 2027 (USD-SOFR + 0.795% on 3/9/2026)[9]	5,649	5,601
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[9]	390	428
Goldman Sachs Group, Inc. 2.60% 2030	7,000	7,091
American Funds Insurance Series — Asset Allocation Fund — Page 84 of 240

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 1.992% 2032 (USD-SOFR + 1.09% on 1/27/2031)[9]	$1,319	$1,253
Groupe BPCE SA 2.75% 2023[7]	600	624
Groupe BPCE SA 5.70% 2023[7]	3,460	3,868
Groupe BPCE SA 5.15% 2024[7]	2,500	2,800
Groupe BPCE SA 1.00% 2026[7]	6,100	5,957
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[7,9]	6,375	6,367
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[7,9]	3,375	3,267
Hartford Financial Services Group, Inc. 3.60% 2049	1,000	1,041
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)[9]	1,500	1,538
HSBC Holdings PLC 4.25% 2024	3,000	3,267
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[9]	625	654
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[9]	6,000	6,107
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[9]	4,675	5,259
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[9]	9,675	10,480
Icahn Enterprises Finance Corp. 6.25% 2022	2,143	2,148
Icahn Enterprises Finance Corp. 5.25% 2027	1,185	1,226
Icahn Enterprises Finance Corp. 4.375% 2029[7]	2,200	2,153
Intercontinental Exchange, Inc. 2.65% 2040	7,425	6,889
Intercontinental Exchange, Inc. 3.00% 2060	2,380	2,122
Intesa Sanpaolo SpA 3.375% 2023[7]	750	782
Intesa Sanpaolo SpA 3.25% 2024[7]	750	799
Intesa Sanpaolo SpA 5.017% 2024[7]	1,730	1,891
Intesa Sanpaolo SpA 3.875% 2027[7]	300	325
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[9]	4,725	5,009
JPMorgan Chase & Co. 0.563% 2025 (USD-SOFR + 0.375% on 2/16/2024)[9]	700	695
JPMorgan Chase & Co. 1.04% 2027 (USD-SOFR + 0.695% on 2/4/2026)[9]	16,491	16,092
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[9]	3,385	3,381
JPMorgan Chase & Co. 2.525% 2041 (USD-SOFR + 1.51% on 11/19/2040)[9]	1,790	1,643
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[9]	3,236	3,175
JPMorgan Chase & Co., Series Z, junior subordinated, 4.005% (3-month USD-LIBOR + 3.80% on 8/2/2021)[9]	500	501
Kasikornbank PC HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[9]	1,222	1,250
Ladder Capital Corp. 5.25% 2022[7]	475	479
Ladder Capital Corp. 4.25% 2027[7]	3,757	3,710
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[9]	750	777
Lloyds Banking Group PLC 4.05% 2023	2,000	2,159
Lloyds Banking Group PLC 3.87% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[9]	6,340	6,905
Lloyds Banking Group PLC 4.45% 2025	800	895
Lloyds Banking Group PLC 4.375% 2028	2,150	2,415
LPL Financial Holdings Inc. 4.625% 2027[7]	2,200	2,289
Marsh & McLennan Companies, Inc. 3.875% 2024	820	896
Marsh & McLennan Companies, Inc. 4.375% 2029	1,705	1,957
Marsh & McLennan Companies, Inc. 4.90% 2049	1,539	1,970
MetLife, Inc. 4.55% 2030	3,770	4,401
Metropolitan Life Global Funding I 1.95% 2021[7]	1,250	1,258
Metropolitan Life Global Funding I 1.95% 2023[7]	7,800	8,013
Metropolitan Life Global Funding I 0.95% 2025[7]	18,767	18,575
MGIC Investment Corp. 5.25% 2028	1,175	1,223
Mitsubishi UFJ Financial Group, Inc. 2.623% 2022	1,610	1,655
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	1,610	1,708
Mitsubishi UFJ Financial Group, Inc. 3.195% 2029	5,000	5,255
Morgan Stanley 2.50% 2021	3,000	3,003
American Funds Insurance Series — Asset Allocation Fund — Page 85 of 240

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 3.70% 2024	$2,410	$2,640
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[9]	300	319
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[9]	17,545	17,133
Morgan Stanley 3.125% 2026	325	350
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[9]	2,000	2,037
Morgan Stanley 1.794% 2032 (USD-SOFR + 1.034% on 2/13/2031)[9]	3,000	2,803
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[9]	6,699	6,334
Navient Corp. 6.50% 2022	2,550	2,681
Navient Corp. 5.50% 2023	10,165	10,578
Navient Corp. 7.25% 2023	725	786
Navient Corp. 5.875% 2024	1,005	1,058
Navient Corp. 6.125% 2024	8,030	8,527
New York Life Global Funding 1.70% 2021[7]	1,125	1,132
New York Life Global Funding 2.30% 2022[7]	250	256
New York Life Global Funding 0.95% 2025[7]	8,537	8,467
New York Life Global Funding 0.85% 2026[7]	2,230	2,181
New York Life Global Funding 2.35% 2026[7]	890	929
New York Life Global Funding 1.20% 2030[7]	3,528	3,200
Northwestern Mutual Global Funding 0.80% 2026[7]	3,747	3,665
Owl Rock Capital Corp. 4.625% 2024[7]	2,305	2,407
Owl Rock Capital Corp. 3.75% 2025	2,874	2,983
Owl Rock Capital Corp. 4.00% 2025	102	107
Owl Rock Capital Corp. 3.375% 2026	1,290	1,308
PNC Bank 2.55% 2021	4,000	4,057
PNC Financial Services Group, Inc. 2.854% 2022[9]	1,445	1,501
PNC Financial Services Group, Inc. 3.90% 2024	2,000	2,184
Power Financial Corp. Ltd. 5.25% 2028	383	428
Power Financial Corp. Ltd. 6.15% 2028	350	413
Power Financial Corp. Ltd. 4.50% 2029	554	589
Power Financial Corp. Ltd. 3.95% 2030	1,213	1,244
Progressive Corp. 3.20% 2030	1,380	1,484
Prudential Financial, Inc. 3.878% 2028	500	564
Prudential Financial, Inc. 4.35% 2050	7,000	8,116
Quicken Loans, LLC 3.625% 2029[7]	1,505	1,451
Rabobank Nederland 2.75% 2022	2,250	2,294
Rabobank Nederland 4.375% 2025	4,500	4,987
Royal Bank of Canada 3.20% 2021	12,000	12,026
Royal Bank of Canada 1.15% 2025	11,711	11,710
Royal Bank of Canada 0.875% 2026	18,000	17,683
Skandinaviska Enskilda Banken AB 1.875% 2021	1,675	1,687
Skandinaviska Enskilda Banken AB 2.80% 2022	700	716
Springleaf Finance Corp. 6.125% 2024	4,550	4,920
Starwood Property Trust, Inc. 5.00% 2021	6,625	6,729
Starwood Property Trust, Inc. 5.50% 2023[7]	1,160	1,214
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[7,9]	2,800	3,181
Toronto-Dominion Bank 2.65% 2024	625	663
Toronto-Dominion Bank 0.75% 2025	5,375	5,269
Toronto-Dominion Bank 1.15% 2025	12,000	12,015
Travelers Companies, Inc. 4.00% 2047	860	981
Travelers Companies, Inc. 4.10% 2049	910	1,067
Travelers Companies, Inc. 2.55% 2050	172	154
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 8.00%) 9.00% 2025 (72.22% PIK)[10,11,12]	24	25
American Funds Insurance Series — Asset Allocation Fund — Page 86 of 240

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
U.S. Bancorp 2.625% 2022	$1,805	$1,837
U.S. Bancorp 2.40% 2024	2,000	2,109
U.S. Bancorp 3.70% 2024	5,000	5,429
U.S. Bancorp 2.375% 2026	4,000	4,176
UBS Group AG 4.125% 2025[7]	2,750	3,055
UBS Group AG 1.364% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[7,9]	2,925	2,884
UniCredit SpA 3.75% 2022[7]	5,725	5,895
UniCredit SpA 6.572% 2022[7]	475	495
UniCredit SpA 4.625% 2027[7]	625	704
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[9]	10,000	10,451
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[9]	8,000	8,257
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[9]	1,988	2,132
Wells Fargo & Co. 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/22/2027)[9]	217	237
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[9]	6,556	6,759
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[9]	2,416	2,431
Westpac Banking Corp. 2.75% 2023	1,750	1,825
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[9]	8,500	8,766
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[9]	3,325	3,159
Westpac Banking Corp. 2.963% 2040	1,500	1,397
		665,282
Utilities 1.51%
AEP Transmission Co. LLC 3.75% 2047	2,390	2,549
AEP Transmission Co. LLC 4.25% 2048	1,279	1,477
AEP Transmission Co. LLC 3.15% 2049	328	321
AEP Transmission Co. LLC 3.65% 2050	494	526
Ameren Corp. 2.50% 2024	969	1,020
Ameren Corp. 3.50% 2031	4,829	5,133
Ameren Corp. 4.50% 2049	425	513
American Electric Power Company, Inc. 2.95% 2022	3,020	3,123
American Electric Power Company, Inc. 1.00% 2025	625	613
Atlantic City Electric Co. 2.30% 2031	1,200	1,187
Calpine Corp. 3.75% 2031[7]	1,300	1,241
Centerpoint Energy, Inc. 2.50% 2022	900	925
CenterPoint Energy, Inc. 3.85% 2024	1,638	1,776
CenterPoint Energy, Inc. 2.95% 2030	50	51
CenterPoint Energy, Inc. 3.70% 2049	2,775	2,757
CenterPoint Energy, Inc. 2.90% 2050	350	328
CMS Energy Corp. 3.00% 2026	1,004	1,067
CMS Energy Corp. 3.45% 2027	1,850	2,036
Comisión Federal de Electricidad 4.75% 2027[7]	645	710
Commonwealth Edison Co. 4.35% 2045	1,585	1,841
Commonwealth Edison Co. 4.00% 2048	2,600	2,914
Connecticut Light and Power Co. 0.75% 2025	825	810
Connecticut Light and Power Co. 3.20% 2027	1,525	1,659
Consolidated Edison Company of New York, Inc. 4.50% 2058	5,380	6,191
Consumers Energy Co. 3.25% 2046	507	508
Consumers Energy Co. 4.05% 2048	3,017	3,474
Consumers Energy Co. 3.10% 2050	1,730	1,709
Consumers Energy Co. 3.75% 2050	1,193	1,318
Dominion Resources, Inc. 2.00% 2021	665	668
American Funds Insurance Series — Asset Allocation Fund — Page 87 of 240

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Dominion Resources, Inc. 2.75% 2022	$800	$813
Dominion Resources, Inc. 3.30% 2025	1,164	1,251
Dominion Resources, Inc. 2.85% 2026	750	797
Dominion Resources, Inc. 3.375% 2030	2,000	2,132
Dominion Resources, Inc., junior subordinated, 3.071% 2024[9]	1,775	1,892
DPL Inc. 4.125% 2025[7]	1,160	1,230
DTE Energy Company 3.95% 2049	1,800	2,017
Duke Energy Carolinas, LLC 3.95% 2028	1,250	1,408
Duke Energy Carolinas, LLC 2.55% 2031	2,561	2,581
Duke Energy Carolinas, LLC 3.45% 2051	3,000	3,073
Duke Energy Corp. 0.90% 2025	800	783
Duke Energy Florida, LLC 3.20% 2027	1,445	1,564
Duke Energy Florida, LLC 1.75% 2030	5,000	4,735
Duke Energy Indiana, Inc. 3.25% 2049	1,225	1,211
Duke Energy Ohio, Inc. 2.125% 2030	850	828
Duke Energy Progress Inc. 3.70% 2046	750	792
Duke Energy Progress, LLC 2.50% 2050	1,459	1,247
Edison International 3.55% 2024	4,763	5,123
Edison International 5.75% 2027	604	706
Edison International 4.125% 2028	10,733	11,527
EDP Finance BV 3.625% 2024[7]	4,100	4,430
Electricité de France SA 4.75% 2035[7]	1,250	1,466
Electricité de France SA 4.875% 2038[7]	2,750	3,224
Electricité de France SA 5.60% 2040	525	666
Emera US Finance LP 3.55% 2026	320	347
Enersis Américas SA 4.00% 2026	245	268
Entergy Corp. 2.95% 2026	3,636	3,880
Entergy Corp. 3.12% 2027	3,000	3,252
Entergy Corp. 1.60% 2030	875	816
Entergy Corp. 2.80% 2030	4,025	4,059
Entergy Corp. 2.40% 2031	4,100	3,970
Entergy Corp. 3.75% 2050	850	855
Entergy Louisiana, LLC 4.20% 2048	4,200	4,742
Entergy Texas, Inc. 1.75% 2031	5,575	5,183
Evergy Metro, Inc. 2.25% 2030	1,320	1,305
Eversource Energy 3.80% 2023	2,730	2,953
Exelon Corp. 4.70% 2050	500	601
Exelon Corp., junior subordinated, 3.497% 2022[9]	1,075	1,109
FirstEnergy Corp. 1.60% 2026	4,160	4,050
FirstEnergy Corp. 4.40% 2027[9]	6,708	7,219
FirstEnergy Corp. 2.25% 2030	23,011	21,370
FirstEnergy Corp. 2.65% 2030	14,081	13,411
FirstEnergy Corp. 3.40% 2050	5,275	4,640
FirstEnergy Transmission LLC 2.866% 2028[7]	6,675	6,740
Florida Power & Light Company 5.95% 2038	450	614
Florida Power & Light Company 3.15% 2049	1,975	1,993
Gulf Power Co. 3.30% 2027	4,500	4,875
Interstate Power and Light Co. 2.30% 2030	825	815
Jersey Central Power & Light Co. 4.30% 2026[7]	1,790	1,959
MidAmerican Energy Holdings Co. 3.10% 2027	2,000	2,170
Mississippi Power Co. 3.95% 2028	2,814	3,106
National Grid PLC 3.15% 2027[7]	275	293
NextEra Energy Capital Holdings, Inc. 2.75% 2029	641	658
Northern States Power Co. 2.25% 2031	4,338	4,338
American Funds Insurance Series — Asset Allocation Fund — Page 88 of 240

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Northern States Power Co. 4.125% 2044	$6,000	$6,822
Northern States Power Co. 2.60% 2051	2,071	1,860
Northern States Power Co. 3.20% 2052	212	213
NRG Energy, Inc. 3.625% 2031[7]	2,250	2,198
Oncor Electric Delivery Company LLC 2.75% 2024	1,525	1,617
Pacific Gas and Electric Co. 1.75% 2022	1,575	1,577
Pacific Gas and Electric Co. 4.25% 2023	3,445	3,677
Pacific Gas and Electric Co. 3.40% 2024	1,389	1,473
Pacific Gas and Electric Co. 2.95% 2026	7,825	8,071
Pacific Gas and Electric Co. 3.15% 2026	6,461	6,736
Pacific Gas and Electric Co. 2.10% 2027	14,885	14,595
Pacific Gas and Electric Co. 3.30% 2027	4,868	5,081
Pacific Gas and Electric Co. 3.30% 2027	4,775	4,994
Pacific Gas and Electric Co. 3.75% 2028	500	531
Pacific Gas and Electric Co. 4.65% 2028	5,449	6,007
Pacific Gas and Electric Co. 4.55% 2030	438	475
Pacific Gas and Electric Co. 2.50% 2031	20,257	19,129
Pacific Gas and Electric Co. 3.25% 2031	1,000	998
Pacific Gas and Electric Co. 3.30% 2040	375	341
Pacific Gas and Electric Co. 4.20% 2041	9,100	9,073
Pacific Gas and Electric Co. 3.75% 2042	1,505	1,384
Pacific Gas and Electric Co. 3.50% 2050	7,060	6,148
PacifiCorp., First Mortgage Bonds, 3.60% 2024	5,695	6,137
PacifiCorp., First Mortgage Bonds, 4.125% 2049	5,500	6,135
Peco Energy Co. 2.80% 2050	975	911
Pennsylvania Electric Co. 3.25% 2028[7]	3,000	3,085
PG&E Corp. 5.00% 2028	4,750	5,025
Public Service Company of Colorado 2.25% 2022	2,000	2,039
Public Service Company of Colorado 1.875% 2031	6,200	5,939
Public Service Company of Colorado 3.80% 2047	1,720	1,858
Public Service Electric and Gas Co. 0.95% 2026	6,750	6,662
Public Service Electric and Gas Co. 3.65% 2028	1,700	1,885
Public Service Electric and Gas Co. 3.20% 2029	3,778	4,050
Public Service Electric and Gas Co. 2.45% 2030	679	687
Public Service Electric and Gas Co. 3.60% 2047	548	586
Public Service Electric and Gas Co. 2.05% 2050	1,165	940
Public Service Electric and Gas Co. 3.15% 2050	4,150	4,155
Public Service Enterprise Group Inc. 2.65% 2022	1,900	1,966
Public Service Enterprise Group Inc. 2.25% 2026	345	361
Public Service Enterprise Group Inc. 1.60% 2030	4,375	4,038
Puget Energy, Inc. 6.00% 2021	1,823	1,863
Puget Energy, Inc. 5.625% 2022	1,965	2,068
Puget Sound Energy, Inc. 3.25% 2049	3,000	2,896
San Diego Gas & Electric Co. 1.70% 2030	1,524	1,434
San Diego Gas & Electric Co. 6.125% 2037	1,450	1,843
San Diego Gas & Electric Co. 4.50% 2040	750	873
San Diego Gas & Electric Co. 4.10% 2049	1,607	1,812
Southern California Edison Co. 3.70% 2025	611	668
Southern California Edison Co. 3.65% 2028	821	896
Southern California Edison Co. 2.85% 2029	5,450	5,543
Southern California Edison Co. 2.25% 2030	7,642	7,410
Southern California Edison Co. 6.00% 2034	2,500	3,275
Southern California Edison Co. 5.35% 2035	3,000	3,646
Southern California Edison Co. 5.75% 2035	675	870
American Funds Insurance Series — Asset Allocation Fund — Page 89 of 240

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 4.125% 2048	$2,302	$2,420
Southern California Edison Co. 4.875% 2049	3,745	4,358
Southern California Edison Co. 3.65% 2050	2,975	2,948
Southern California Edison Co., Series C, 3.60% 2045	3,840	3,793
Southern California Gas Company 2.55% 2030	4,650	4,679
Talen Energy Corp. 10.50% 2026[7]	885	794
Talen Energy Corp. 7.25% 2027[7]	4,655	4,767
Talen Energy Supply, LLC 7.625% 2028[7]	1,575	1,598
Union Electric Co. 2.625% 2051	5,625	4,991
Virginia Electric and Power Co. 3.80% 2028	2,000	2,211
Virginia Electric and Power Co. 4.00% 2043	969	1,079
Virginia Electric and Power Co. 4.60% 2048	2,650	3,261
Virginia Electric and Power Co. 2.45% 2050	1,825	1,562
Xcel Energy Inc. 3.35% 2026	5,000	5,423
Xcel Energy Inc. 2.60% 2029	5,600	5,659
Xcel Energy Inc. 6.50% 2036	2,000	2,838
Xcel Energy Inc. 3.50% 2049	1,276	1,280
		463,749
Energy 1.36%
Antero Resources Corp. 7.625% 2029[7]	430	459
Apache Corp. 4.875% 2027	2,150	2,207
Apache Corp. 4.375% 2028	2,580	2,576
BP Capital Markets America Inc. 1.749% 2030	673	637
BP Capital Markets America Inc. 3.633% 2030	1,190	1,306
BP Capital Markets America Inc. 2.772% 2050	7,552	6,605
BP Capital Markets America Inc. 2.939% 2051	710	634
Canadian Natural Resources Ltd. 2.95% 2023	1,935	2,009
Canadian Natural Resources Ltd. 2.05% 2025	2,551	2,582
Canadian Natural Resources Ltd. 3.85% 2027	4,448	4,819
Canadian Natural Resources Ltd. 2.95% 2030	10,440	10,426
Canadian Natural Resources Ltd. 4.95% 2047	1,559	1,810
Cenovus Energy Inc. 3.80% 2023	3,970	4,198
Cenovus Energy Inc. 4.25% 2027	5,690	6,159
Cheniere Energy Partners, LP 5.625% 2026	2,475	2,592
Cheniere Energy Partners, LP 4.50% 2029	1,085	1,127
Cheniere Energy Partners, LP 4.00% 2031[7]	4,485	4,569
Cheniere Energy, Inc. 4.625% 2028[7]	5,645	5,870
Cheniere Energy, Inc. 3.70% 2029	5,977	6,311
Chesapeake Energy Corp. 4.875% 2022[13]	7,225	172
Chesapeake Energy Corp. 5.50% 2026[7]	685	714
Chesapeake Energy Corp. 5.875% 2029[7]	590	627
Chevron Corp. 1.995% 2027	2,631	2,692
Chevron Corp. 2.236% 2030	1,862	1,854
Chevron USA Inc. 0.687% 2025	1,846	1,812
Chevron USA Inc. 1.018% 2027	7,311	7,043
CNX Resources Corp. 7.25% 2027[7]	1,725	1,855
CNX Resources Corp. 6.00% 2029[7]	425	442
Comstock Resources, Inc. 6.75% 2029[7]	1,230	1,263
ConocoPhillips 4.30% 2028[7]	8,132	9,227
ConocoPhillips 2.40% 2031[7]	963	951
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[7,11]	1,084	306
Continental Resources Inc. 5.75% 2031[7]	1,430	1,618
Diamond Offshore Drilling, Inc. 4.875% 2043[13]	5,610	982
American Funds Insurance Series — Asset Allocation Fund — Page 90 of 240

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Diamondback Energy, Inc. 4.40% 2051	$998	$1,024
Enbridge Energy Partners, LP 5.875% 2025	3,200	3,773
Enbridge Energy Partners, LP 7.375% 2045	544	771
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,723
Enbridge Inc. 4.00% 2023	1,678	1,801
Enbridge Inc. 2.50% 2025	1,700	1,774
Enbridge Inc. 3.70% 2027	162	176
Energy Transfer Operating, LP 2.90% 2025	1,601	1,668
Energy Transfer Operating, LP 3.75% 2030	1,361	1,405
Energy Transfer Operating, LP 5.00% 2050	24,466	25,362
Energy Transfer Partners, LP 4.50% 2024	1,210	1,321
Energy Transfer Partners, LP 4.75% 2026	2,494	2,771
Energy Transfer Partners, LP 5.25% 2029	5,757	6,557
Energy Transfer Partners, LP 6.00% 2048	774	892
Energy Transfer Partners, LP 6.25% 2049	6,257	7,360
Enterprise Products Operating LLC 2.80% 2030	942	974
Enterprise Products Operating LLC 4.90% 2046	500	581
Enterprise Products Operating LLC 3.20% 2052	1,954	1,787
EQM Midstream Partners, LP 4.125% 2026	686	682
EQM Midstream Partners, LP 6.50% 2027[7]	2,690	2,929
EQM Midstream Partners, LP 5.50% 2028	2,588	2,722
EQM Midstream Partners, LP 4.75% 2031[7]	1,635	1,588
EQT Corp. 7.625% 2025 (7.375% on 2/1/2025)[9]	1,295	1,492
EQT Corp. 3.90% 2027	450	460
EQT Corp. 5.00% 2029	340	365
EQT Corp. 8.50% 2030[9]	1,110	1,417
Equinor ASA 1.75% 2026	4,064	4,161
Equinor ASA 3.625% 2028	3,685	4,048
Exxon Mobil Corp. 2.019% 2024	643	670
Exxon Mobil Corp. 2.992% 2025	2,000	2,145
Exxon Mobil Corp. 2.44% 2029	1,963	1,995
Exxon Mobil Corp. 3.452% 2051	200	202
Genesis Energy, LP 5.625% 2024	575	563
Genesis Energy, LP 6.50% 2025	3,572	3,508
Genesis Energy, LP 8.00% 2027	595	604
Halliburton Company 3.80% 2025	16	18
Harvest Midstream I, LP 7.50% 2028[7]	850	916
Hess Midstream Partners LP 5.125% 2028[7]	2,155	2,184
Hilcorp Energy I, LP 5.75% 2025[7]	2,575	2,591
Hilcorp Energy I, LP 6.00% 2031[7]	460	468
Indigo Natural Resources LLC 5.375% 2029[7]	1,355	1,337
Kinder Morgan, Inc. 4.30% 2028	4,359	4,879
Kinder Morgan, Inc. 2.00% 2031	3,000	2,794
Kinder Morgan, Inc. 3.25% 2050	1,338	1,175
Marathon Oil Corp. 4.40% 2027	1,005	1,107
MPLX LP 1.75% 2026	1,756	1,760
MPLX LP 4.125% 2027	500	555
MPLX LP 4.80% 2029	1,724	1,978
MPLX LP 2.65% 2030	8,266	8,110
MPLX LP 4.50% 2038	750	821
MPLX LP 4.70% 2048	2,500	2,713
MPLX LP 5.50% 2049	6,393	7,522
NGL Energy Operating LLC 7.50% 2026[7]	5,990	6,166
NGL Energy Partners LP 6.125% 2025	6,677	5,688
American Funds Insurance Series — Asset Allocation Fund — Page 91 of 240

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[7]	$2,765	$2,841
ONEOK, Inc. 2.20% 2025	527	537
ONEOK, Inc. 5.85% 2026	16,837	19,731
ONEOK, Inc. 3.10% 2030	2,141	2,158
ONEOK, Inc. 6.35% 2031	1,601	2,014
ONEOK, Inc. 5.20% 2048	2,798	3,066
ONEOK, Inc. 4.50% 2050	873	877
ONEOK, Inc. 7.15% 2051	812	1,098
Peabody Energy Corp. 8.50% 2024[7,11]	1,186	498
Petrobras Global Finance Co. 6.75% 2050	2,240	2,395
Petróleos Mexicanos 6.875% 2025[7]	3,755	4,073
Petróleos Mexicanos 5.35% 2028	1,870	1,822
Phillips 66 2.15% 2030	1,541	1,460
Phillips 66 Partners LP 3.55% 2026	160	171
Phillips 66 Partners LP 4.68% 2045	400	417
Phillips 66 Partners LP 4.90% 2046	275	302
PIC AU Holdings Corp. / PIC AU Holdings LLC 10.00% 2024[7]	443	409
Pioneer Natural Resources Company 1.125% 2026	1,053	1,035
Pioneer Natural Resources Company 1.90% 2030	1,422	1,321
Pioneer Natural Resources Company 2.15% 2031	2,862	2,708
Plains All American Pipeline, LP 3.80% 2030	830	846
Range Resources Corp. 4.875% 2025	565	560
Range Resources Corp. 8.25% 2029[7]	520	557
Rattler Midstream Partners LP 5.625% 2025[7]	355	371
Rockies Express Pipeline LLC 4.95% 2029[7]	2,689	2,751
Sabine Pass Liquefaction, LLC 5.875% 2026	923	1,082
Sabine Pass Liquefaction, LLC 4.20% 2028	1,307	1,435
Sabine Pass Liquefaction, LLC 4.50% 2030	11,548	12,982
Schlumberger BV 3.75% 2024[7]	495	534
Schlumberger BV 4.00% 2025[7]	70	77
Shell International Finance BV 3.875% 2028	2,787	3,114
Shell International Finance BV 2.75% 2030	5,000	5,170
Shell International Finance BV 3.25% 2050	907	890
Southwestern Energy Co. 6.45% 2025[9]	1,760	1,893
Southwestern Energy Co. 7.50% 2026	1,685	1,785
Southwestern Energy Co. 7.75% 2027	450	482
Southwestern Energy Co. 8.375% 2028	395	434
Statoil ASA 2.75% 2021	1,925	1,954
Statoil ASA 3.25% 2024	2,850	3,088
Statoil ASA 4.25% 2041	2,000	2,260
Suncor Energy Inc. 3.10% 2025	3,687	3,941
Sunoco Logistics Operating Partners, LP 5.40% 2047	650	703
Sunoco LP 4.50% 2029[7]	795	794
Tallgrass Energy Partners, LP 7.50% 2025[7]	550	593
Targa Resources Partners LP 5.875% 2026	1,350	1,416
Targa Resources Partners LP 5.50% 2030	2,260	2,375
Targa Resources Partners LP 4.875% 2031[7]	1,065	1,081
Targa Resources Partners LP 4.00% 2032[7]	1,750	1,648
Teekay Corp. 9.25% 2022[7]	4,825	4,861
Teekay Offshore Partners LP 8.50% 2023[7]	3,550	3,222
Total Capital International 3.127% 2050	198	187
Total SE 2.986% 2041	11,607	11,155
TransCanada PipeLines Ltd. 4.25% 2028	1,090	1,226
TransCanada PipeLines Ltd. 4.10% 2030	7,951	8,873
American Funds Insurance Series — Asset Allocation Fund — Page 92 of 240

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
TransCanada PipeLines Ltd. 4.75% 2038	$3,000	$3,450
TransCanada PipeLines Ltd. 4.875% 2048	700	829
Valero Energy Corp. 4.00% 2029	4,000	4,315
Weatherford International PLC 8.75% 2024[7]	3,571	3,742
Weatherford International PLC 11.00% 2024[7]	9,918	9,540
Western Gas Partners LP 4.50% 2028	4,468	4,661
Western Midstream Operating, LP 5.30% 2030[9]	1,300	1,413
Williams Companies, Inc. 2.60% 2031	1,963	1,921
Williams Companies, Inc. 3.50% 2030	10,474	11,117
Williams Partners LP 4.30% 2024	85	93
		417,861
Health care 1.32%
Abbott Laboratories 3.40% 2023	96	103
Abbott Laboratories 3.75% 2026	2,209	2,481
Abbott Laboratories 4.75% 2036	225	279
Abbott Laboratories 4.90% 2046	250	326
AbbVie Inc. 2.60% 2024	3,000	3,169
AbbVie Inc. 3.60% 2025	10,000	10,900
AbbVie Inc. 3.80% 2025	206	225
AbbVie Inc. 2.95% 2026	1,445	1,540
AmerisourceBergen Corp. 0.737% 2023	2,918	2,921
AmerisourceBergen Corp. 2.70% 2031	4,510	4,506
Amgen Inc. 2.20% 2027	2,429	2,493
Anthem, Inc. 2.375% 2025	818	855
AstraZeneca PLC 2.375% 2022	4,072	4,162
AstraZeneca PLC 3.375% 2025	13,790	15,021
AstraZeneca PLC 0.70% 2026	2,635	2,539
AstraZeneca PLC 1.375% 2030	2,000	1,836
Bausch Health Companies Inc. 5.00% 2028[7]	1,735	1,759
Bausch Health Companies Inc. 5.25% 2031[7]	1,610	1,605
Bayer US Finance II LLC 3.875% 2023[7]	1,685	1,818
Bayer US Finance II LLC 4.25% 2025[7]	425	473
Bayer US Finance II LLC 4.375% 2028[7]	312	353
Bayer US Finance II LLC 4.20% 2034[7]	460	498
Becton, Dickinson and Company 2.894% 2022	9,020	9,255
Becton, Dickinson and Company 3.363% 2024	647	695
Becton, Dickinson and Company 3.70% 2027	19,246	21,246
Becton, Dickinson and Company 2.823% 2030	1,271	1,305
Boston Scientific Corp. 3.45% 2024	3,100	3,330
Boston Scientific Corp. 1.90% 2025	5,856	6,017
Boston Scientific Corp. 3.85% 2025	2,289	2,532
Boston Scientific Corp. 3.75% 2026	2,595	2,867
Boston Scientific Corp. 4.00% 2029	1,550	1,725
Boston Scientific Corp. 2.65% 2030	4,030	4,072
Boston Scientific Corp. 4.70% 2049	515	624
Bristol-Myers Squibb Company 1.45% 2030	3,030	2,835
Centene Corp. 4.25% 2027	565	595
Centene Corp. 4.625% 2029	9,665	10,473
Centene Corp. 3.00% 2030	8,995	8,991
Centene Corp. 3.375% 2030	3,397	3,434
Centene Corp. 2.50% 2031	4,185	4,002
Cigna Corp. 3.75% 2023	996	1,066
Cigna Corp. 4.125% 2025	2,000	2,231
American Funds Insurance Series — Asset Allocation Fund — Page 93 of 240

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Cigna Corp. 2.375% 2031	$11,361	$11,184
Cigna Corp. 4.80% 2038	3,880	4,646
CVS Health Corp. 4.30% 2028	588	668
CVS Health Corp. 1.75% 2030	4,000	3,737
CVS Health Corp. 1.875% 2031	4,000	3,761
DaVita Inc. 4.625% 2030[7]	1,025	1,046
Eli Lilly and Company 3.375% 2029	5,020	5,534
Encompass Health Corp. 4.50% 2028	1,449	1,486
Endo Dac / Endo Finance LLC / Endo Finco 9.50% 2027[7]	4,517	4,915
Endo International PLC 5.75% 2022[7]	7,340	7,312
Endo Luxembourg Finance Co I SARL / Endo US Inc. 6.125% 2029[7]	1,560	1,576
GlaxoSmithKline PLC 3.625% 2025	4,585	5,045
GlaxoSmithKline PLC 3.875% 2028	1,312	1,486
HCA Inc. 5.375% 2025	515	575
HCA Inc. 4.125% 2029	2,250	2,496
HCA Inc. 3.50% 2030	2,650	2,676
HealthSouth Corp. 5.75% 2025	2,685	2,780
Johnson & Johnson 1.30% 2030	3,372	3,174
Mallinckrodt PLC 10.00% 2025[7]	4,155	4,643
Medtronic, Inc. 3.50% 2025	701	769
Merck & Co., Inc. 1.45% 2030	3,130	2,986
Molina Healthcare, Inc. 5.375% 2022	6,985	7,337
Molina Healthcare, Inc. 3.875% 2030[7]	2,899	2,990
Novartis Capital Corp. 1.75% 2025	4,731	4,875
Novartis Capital Corp. 2.00% 2027	4,336	4,477
Novartis Capital Corp. 2.20% 2030	4,995	5,034
Owens & Minor, Inc. 4.375% 2024	5,615	5,815
Owens & Minor, Inc. 4.50% 2029[7]	2,260	2,274
Par Pharmaceutical Inc. 7.50% 2027[7]	7,028	7,463
Partners HealthCare System, Inc. 3.192% 2049	1,920	1,929
Pfizer Inc. 2.95% 2024	3,825	4,110
Pfizer Inc. 3.45% 2029	8,000	8,789
Pfizer Inc. 1.70% 2030	2,770	2,680
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[2,3,10,11,12]	4,218	4,260
Shire PLC 2.875% 2023	3,413	3,588
Shire PLC 3.20% 2026	14,821	15,979
STERIS Irish FinCo Unlimited Company 3.75% 2051	710	717
Team Health Holdings, Inc. 6.375% 2025[7]	2,890	2,561
Team Health Holdings, Inc., Term Loan B, 3.75% 2024[10,12]	2,171	2,026
Tenet Healthcare Corp. 4.625% 2024	1,953	1,995
Tenet Healthcare Corp. 4.875% 2026[7]	16,225	16,890
Teva Pharmaceutical Finance Co. BV 2.80% 2023	5,664	5,646
Teva Pharmaceutical Finance Co. BV 6.00% 2024	12,016	12,825
Teva Pharmaceutical Finance Co. BV 7.125% 2025	1,935	2,141
Teva Pharmaceutical Finance Co. BV 3.15% 2026	17,790	17,034
Teva Pharmaceutical Finance Co. BV 4.10% 2046	4,420	3,892
UnitedHealth Group Inc. 2.375% 2024	590	622
UnitedHealth Group Inc. 3.50% 2024	4,500	4,875
UnitedHealth Group Inc. 3.375% 2027	245	269
UnitedHealth Group Inc. 3.875% 2028	2,500	2,822
UnitedHealth Group Inc. 2.875% 2029	1,050	1,112
UnitedHealth Group Inc. 4.45% 2048	5,315	6,534
American Funds Insurance Series — Asset Allocation Fund — Page 94 of 240

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Valeant Pharmaceuticals International, Inc. 6.125% 2025[7]	$14,550	$14,931
Zimmer Holdings, Inc. 3.15% 2022	7,070	7,223
		405,367
Communication services 0.94%
Alphabet Inc. 1.998% 2026	3,000	3,126
Alphabet Inc. 1.10% 2030	3,770	3,470
Alphabet Inc. 1.90% 2040	1,375	1,191
Alphabet Inc. 2.25% 2060	4,085	3,342
AT&T Inc. 1.65% 2028	3,600	3,491
AT&T Inc. 2.75% 2031	8,175	8,153
AT&T Inc. 2.25% 2032	6,590	6,277
AT&T Inc. 2.55% 2033[7]	2,848	2,707
AT&T Inc. 3.50% 2053[7]	3,584	3,318
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	500	567
CCO Holdings LLC and CCO Holdings Capital Corp. 5.05% 2029	1,150	1,323
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[7]	3,500	3,572
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[7]	2,500	2,594
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	10,842	10,709
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[7]	2,975	2,985
CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	2,500	2,327
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[7]	2,710	2,747
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	570	642
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	800	860
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	3,770	3,532
CenturyLink, Inc. 6.75% 2023	2,500	2,764
CenturyLink, Inc. 7.50% 2024	1,500	1,683
CenturyLink, Inc. 5.125% 2026[7]	2,050	2,162
CenturyLink, Inc. 4.00% 2027[7]	700	716
Comcast Corp. 3.00% 2024	500	534
Comcast Corp. 3.70% 2024	2,245	2,453
Comcast Corp. 3.95% 2025	1,470	1,643
Comcast Corp. 2.35% 2027	4,000	4,179
Comcast Corp. 4.15% 2028	2,608	2,987
Comcast Corp. 3.20% 2036	750	784
Comcast Corp. 3.90% 2038	1,000	1,125
Comcast Corp. 4.60% 2038	2,000	2,417
Comcast Corp. 3.75% 2040	594	653
Comcast Corp. 4.00% 2048	250	280
Comcast Corp. 2.80% 2051	1,791	1,645
Comcast Corp. 2.45% 2052	2,000	1,714
Deutsche Telekom International Finance BV 9.25% 2032	3,570	5,687
Discovery Communications, Inc. 3.625% 2030	1,741	1,865
Discovery Communications, Inc. 4.65% 2050	126	139
Embarq Corp. 7.995% 2036	6,450	7,440
Fox Corp. 4.03% 2024	1,120	1,217
France Télécom 4.125% 2021	2,500	2,538
Frontier Communications Corp. 5.875% 2027[7]	2,225	2,363
Frontier Communications Corp. 5.00% 2028[7]	2,175	2,219
Frontier Communications Corp. 6.75% 2029[7]	2,400	2,536
Gogo Inc. 9.875% 2024[7]	20,346	21,452
iHeartCommunications, Inc. 5.25% 2027[7]	2,493	2,569
Intelsat Jackson Holding Co. 8.00% 2024[7]	7,275	7,542
Intelsat Jackson Holding Co. 8.50% 2024[7,13]	7,650	4,815
American Funds Insurance Series — Asset Allocation Fund — Page 95 of 240

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2021[10,12]	$2,072	$2,107
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[10]	1,400	1,430
Liberty Global PLC 5.50% 2028[7]	2,075	2,148
Ligado Networks LLC 15.50% 2023[7,11]	3,050	3,066
Live Nation Entertainment, Inc. 3.75% 2028[7]	1,350	1,334
MDC Partners Inc. 7.50% 2024[7,9]	3,225	3,278
Nexstar Broadcasting, Inc. 4.75% 2028[7]	1,350	1,367
Scripps Escrow II, Inc. 3.875% 2029[7]	1,100	1,083
Sinclair Television Group, Inc. 4.125% 2030[7]	1,175	1,135
Sirius XM Radio Inc. 4.625% 2024[7]	3,345	3,450
Sprint Corp. 7.625% 2026	4,125	5,058
Sprint Corp. 6.875% 2028	7,550	9,535
TEGNA Inc. 4.75% 2026[7]	2,350	2,497
TEGNA Inc. 4.625% 2028	425	433
T-Mobile US, Inc. 1.50% 2026[7]	3,000	2,976
T-Mobile US, Inc. 2.05% 2028[7]	2,050	2,013
T-Mobile US, Inc. 2.55% 2031[7]	2,659	2,608
T-Mobile US, Inc. 2.875% 2031	1,050	1,016
T-Mobile US, Inc. 3.30% 2051[7]	3,927	3,675
Trilogy International Partners, LLC 8.875% 2022[7]	12,800	12,461
Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC 7.875% 2025[7]	425	460
Univision Communications Inc. 6.625% 2027[7]	4,800	5,135
Verizon Communications Inc. 3.00% 2027	2,200	2,357
Verizon Communications Inc. 2.10% 2028	1,835	1,844
Verizon Communications Inc. 4.329% 2028	5,785	6,627
Verizon Communications Inc. 3.875% 2029	250	279
Verizon Communications Inc. 4.016% 2029	1,902	2,129
Verizon Communications Inc. 1.50% 2030	1,000	919
Verizon Communications Inc. 1.68% 2030[7]	2,401	2,231
Verizon Communications Inc. 2.55% 2031	3,125	3,125
Verizon Communications Inc. 3.40% 2041	4,325	4,397
Verizon Communications Inc. 2.875% 2050	4,444	3,957
Verizon Communications Inc. 3.55% 2051	7,800	7,803
Verizon Communications Inc. 3.70% 2061	620	614
Virgin Media O2 4.25% 2031[7]	2,075	2,022
Virgin Media Secured Finance PLC 4.50% 2030[7]	3,115	3,145
Vodafone Group PLC 4.125% 2025	2,500	2,797
Vodafone Group PLC 4.375% 2028	350	402
Vodafone Group PLC 5.25% 2048	500	626
Vodafone Group PLC 4.25% 2050	6,175	6,815
Walt Disney Company 2.65% 2031	3,689	3,770
Ziggo Bond Co. BV 5.125% 2030[7]	1,775	1,817
Ziggo Bond Finance BV 5.50% 2027[7]	4,277	4,461
Ziggo Bond Finance BV 4.875% 2030[7]	725	742
		288,198
Industrials 0.91%
Allison Transmission Holdings, Inc. 3.75% 2031[7]	3,725	3,616
Associated Materials, LLC 9.00% 2025[7]	3,749	3,965
Avis Budget Car Rental, LLC 5.75% 2027[7]	2,025	2,114
Avis Budget Group, Inc. 5.25% 2025[7]	3,075	3,127
Avis Budget Group, Inc. 5.375% 2029[7]	1,750	1,814
Avolon Holdings Funding Ltd. 3.625% 2022[7]	1,254	1,279
Avolon Holdings Funding Ltd. 3.95% 2024[7]	1,587	1,660
American Funds Insurance Series — Asset Allocation Fund — Page 96 of 240

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Avolon Holdings Funding Ltd. 4.25% 2026[7]	$1,126	$1,180
Avolon Holdings Funding Ltd. 4.375% 2026[7]	1,975	2,067
Boeing Company 2.70% 2022	4,400	4,494
Boeing Company 4.875% 2025	1,555	1,733
Boeing Company 2.196% 2026	6,450	6,434
Boeing Company 2.75% 2026	22,333	23,004
Boeing Company 3.10% 2026	251	266
Boeing Company 5.04% 2027	3,000	3,423
Boeing Company 3.25% 2028	18,801	19,464
Boeing Company 5.15% 2030	2,520	2,906
Boeing Company 3.625% 2031	3,598	3,769
Boeing Company 3.60% 2034	7,045	7,060
Boeing Company 3.50% 2039	250	240
Boeing Company 3.75% 2050	1,300	1,247
Boeing Company 5.805% 2050	1,100	1,388
Bombardier Inc. 8.75% 2021[7]	815	856
Bombardier Inc. 7.50% 2024[7]	1,950	1,951
Bombardier Inc. 7.875% 2027[7]	2,720	2,672
Burlington Northern Santa Fe LLC 4.40% 2042	5,000	5,861
Burlington Northern Santa Fe LLC 3.05% 2051	4,860	4,719
Burlington Northern Santa Fe LLC 3.30% 2051	1,172	1,179
BWX Technologies, Inc. 4.125% 2029[7]	1,025	1,040
Canadian National Railway Company 3.20% 2046	1,320	1,328
Carrier Global Corp. 2.493% 2027	762	788
CSX Corp. 3.80% 2028	4,060	4,511
CSX Corp. 4.25% 2029	3,062	3,482
CSX Corp. 4.30% 2048	1,125	1,287
CSX Corp. 3.35% 2049	563	554
CSX Corp. 2.50% 2051	5,350	4,537
Dun & Bradstreet Corp. 6.875% 2026[7]	1,067	1,141
Fortress Transportation and Infrastructure Investors LLC 6.50% 2025[7]	1,040	1,089
General Dynamics Corp. 3.375% 2023	1,000	1,061
General Dynamics Corp. 3.50% 2025	329	360
General Electric Capital Corp. 4.418% 2035	1,200	1,375
General Electric Co. 3.45% 2027	2,150	2,337
General Electric Co. 3.625% 2030	3,150	3,395
General Electric Co. 4.25% 2040	550	604
General Electric Co. 4.35% 2050	1,075	1,196
Honeywell International Inc. 2.15% 2022	4,400	4,504
Honeywell International Inc. 2.30% 2024	6,800	7,204
Honeywell International Inc. 1.35% 2025	5,947	6,036
Honeywell International Inc. 2.70% 2029	2,450	2,558
Honeywell International Inc. 1.95% 2030	2,000	1,976
Howmet Aerospace Inc. 6.875% 2025	1,885	2,187
Icahn Enterprises Finance Corp. 4.75% 2024	3,590	3,734
L3Harris Technologies, Inc. 1.80% 2031	2,625	2,462
LSC Communications, Inc. 8.75% 2023[2,3,7,13]	4,063	216
Masco Corp. 1.50% 2028	1,985	1,909
Masco Corp. 2.00% 2031	2,219	2,107
Masco Corp. 3.125% 2051	230	216
MasTec, Inc. 4.50% 2028[7]	1,425	1,480
Meritor, Inc. 4.50% 2028[7]	1,025	1,030
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[7]	2,175	2,228
Norfolk Southern Corp. 3.05% 2050	4,151	3,948
American Funds Insurance Series — Asset Allocation Fund — Page 97 of 240

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Northrop Grumman Corp. 2.93% 2025	$1,820	$1,938
Northrop Grumman Corp. 3.25% 2028	3,495	3,753
Otis Worldwide Corp. 2.293% 2027	2,135	2,192
Otis Worldwide Corp. 2.565% 2030	3,000	3,025
R.R. Donnelley & Sons Co. 6.50% 2023	2,460	2,617
Raytheon Technologies Corp. 2.80% 2022	1,500	1,532
Rolls-Royce PLC 5.75% 2027[7]	765	815
Siemens AG 1.20% 2026[7]	7,968	7,881
Siemens AG 1.70% 2028[7]	3,700	3,636
SkyMiles IP Ltd. 4.75% 2028[7]	3,975	4,326
The Brink’s Co. 4.625% 2027[7]	2,385	2,448
TransDigm Inc. 6.25% 2026[7]	4,976	5,282
TransDigm Inc. 5.50% 2027	1,100	1,140
Triumph Group, Inc. 5.25% 2022	1,015	1,009
Triumph Group, Inc. 6.25% 2024[7]	970	988
Triumph Group, Inc. 8.875% 2024[7]	1,245	1,403
Triumph Group, Inc. 7.75% 2025[7]	875	882
Union Pacific Corp. 3.15% 2024	1,287	1,378
Union Pacific Corp. 3.75% 2025	4,643	5,105
Union Pacific Corp. 2.15% 2027	2,318	2,387
Union Pacific Corp. 3.95% 2028	1,875	2,103
Union Pacific Corp. 3.70% 2029	6,500	7,163
Union Pacific Corp. 2.40% 2030	2,414	2,424
Union Pacific Corp. 4.30% 2049	2,690	3,086
Union Pacific Corp. 3.25% 2050	371	366
Union Pacific Corp. 3.95% 2059	1,365	1,477
Union Pacific Corp. 3.75% 2070	546	561
Union Pacific Corp. 3.799% 2071[7]	545	555
United Airlines Holdings, Inc. 6.50% 2027[7]	2,200	2,414
United Rentals, Inc. 3.875% 2031	1,050	1,057
United Technologies Corp. 3.65% 2023	52	56
United Technologies Corp. 3.95% 2025	5,155	5,729
United Technologies Corp. 4.125% 2028	1,960	2,209
Vertical U.S. Newco Inc. 5.25% 2027[7]	2,000	2,097
Vinci SA 3.75% 2029[7]	2,237	2,453
WESCO Distribution, Inc. 7.125% 2025[7]	1,210	1,325
WESCO Distribution, Inc. 7.25% 2028[7]	1,320	1,475
XPO Logistics, Inc. 6.25% 2025[7]	660	711
		278,366
Information technology 0.87%
Adobe Inc. 1.90% 2025	2,216	2,292
Adobe Inc. 2.30% 2030	11,627	11,768
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[10,12]	4,150	4,184
Apple Inc. 3.00% 2024	625	667
Apple Inc. 0.55% 2025	14,140	13,907
Apple Inc. 1.125% 2025	1,866	1,879
Apple Inc. 0.70% 2026	2,500	2,454
Apple Inc. 3.35% 2027	40	44
Apple Inc. 1.20% 2028	5,000	4,819
Apple Inc. 1.25% 2030	8,760	8,113
Apple Inc. 1.65% 2031	5,500	5,249
Apple Inc. 2.40% 2050	3,000	2,589
Apple Inc. 2.65% 2051	7,280	6,666
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Avaya Inc. 6.125% 2028[7]	$1,600	$1,701
Broadcom Inc. 1.95% 2028[7]	1,407	1,376
Broadcom Inc. 4.75% 2029	4,710	5,301
Broadcom Inc. 4.15% 2030	5,000	5,403
Broadcom Inc. 5.00% 2030	1,807	2,062
Broadcom Inc. 2.45% 2031[7]	2,452	2,316
Broadcom Inc. 2.60% 2033[7]	2,524	2,354
Broadcom Inc. 3.469% 2034[7]	10,696	10,761
Broadcom Inc. 3.50% 2041[7]	5,512	5,287
Broadcom Inc. 3.75% 2051[7]	4,281	4,101
Broadcom Ltd. 3.875% 2027	1,447	1,572
CommScope Finance LLC 6.00% 2026[7]	2,425	2,558
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.953% 2023[10,12]	1,338	1,317
Diebold Nixdorf, Inc. 9.375% 2025[7]	5,675	6,331
Diebold, Inc. 8.50% 2024	1,400	1,432
Fidelity National Information Services, Inc. 1.65% 2028	1,573	1,540
Fidelity National Information Services, Inc. 2.25% 2031	4,240	4,170
Fidelity National Information Services, Inc. 3.10% 2041	302	297
Fiserv, Inc. 2.75% 2024	1,600	1,692
Fiserv, Inc. 3.20% 2026	7,455	8,052
Fiserv, Inc. 2.25% 2027	1,030	1,054
Fiserv, Inc. 3.50% 2029	4,070	4,396
Fiserv, Inc. 2.65% 2030	12,611	12,716
Fiserv, Inc. 4.40% 2049	1,800	2,082
Fortinet, Inc. 2.20% 2031	704	683
Gartner, Inc. 4.50% 2028[7]	650	671
Global Payments Inc. 1.20% 2026	1,491	1,469
Global Payments Inc. 2.90% 2030	3,528	3,604
Intuit Inc. 0.95% 2025	1,530	1,520
Intuit Inc. 1.35% 2027	3,565	3,511
Intuit Inc. 1.65% 2030	4,870	4,627
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 3.953% 2024[10,12]	2,594	2,599
Microsoft Corp. 3.30% 2027	4,000	4,418
Microsoft Corp. 2.525% 2050	5,180	4,726
Microsoft Corp. 2.921% 2052	6,628	6,549
Oracle Corp. 2.30% 2028	1,469	1,488
Oracle Corp. 2.875% 2031	12,947	13,190
Oracle Corp. 3.65% 2041	2,250	2,280
Oracle Corp. 3.60% 2050	6,730	6,530
Oracle Corp. 3.95% 2051	2,994	3,092
PayPal Holdings, Inc. 2.65% 2026	2,364	2,503
PayPal Holdings, Inc. 2.85% 2029	2,770	2,889
PayPal Holdings, Inc. 2.30% 2030	3,303	3,276
PayPal Holdings, Inc. 3.25% 2050	932	931
Sabre GLBL Inc. 7.375% 2025[7]	728	796
Sabre Holdings Corp. 9.25% 2025[7]	1,197	1,429
ServiceNow, Inc. 1.40% 2030	9,864	8,927
Synaptics Inc. 4.00% 2029[7]	675	671
Unisys Corp. 6.875% 2027[7]	725	796
Veritas Holdings Ltd. 7.50% 2025[7]	3,860	4,014
ViaSat, Inc. 5.625% 2027[7]	555	583
Visa Inc. 2.80% 2022	2,000	2,078
Visa Inc. 3.15% 2025	5,500	6,003
Visa Inc. 0.75% 2027	1,175	1,129
American Funds Insurance Series — Asset Allocation Fund — Page 99 of 240

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Visa Inc. 1.10% 2031	$10,000	$9,116
Visa Inc. 2.00% 2050	5,000	4,054
Xerox Corp. 5.50% 2028[7]	2,450	2,541
		267,195
Consumer staples 0.85%
7-Eleven, Inc. 0.80% 2024[7]	1,700	1,695
7-Eleven, Inc. 0.95% 2026[7]	3,475	3,387
7-Eleven, Inc. 1.30% 2028[7]	9,255	8,876
7-Eleven, Inc. 1.80% 2031[7]	12,628	11,809
Albertsons Companies, Inc. 3.50% 2029[7]	1,385	1,320
Altria Group, Inc. 4.40% 2026	231	261
Altria Group, Inc. 4.80% 2029	310	356
Altria Group, Inc. 3.40% 2030	437	458
Altria Group, Inc. 2.45% 2032	2,000	1,913
Altria Group, Inc. 5.80% 2039	4,820	5,892
Altria Group, Inc. 3.40% 2041	2,500	2,323
Altria Group, Inc. 4.50% 2043	3,000	3,141
Altria Group, Inc. 5.95% 2049	490	611
Altria Group, Inc. 4.45% 2050	3,500	3,632
Altria Group, Inc. 3.70% 2051	4,490	4,098
Anheuser-Busch InBev NV 4.15% 2025	8,000	8,895
Anheuser-Busch InBev NV 4.00% 2028	4,345	4,845
Anheuser-Busch InBev NV 4.75% 2029	886	1,036
Anheuser-Busch InBev NV 5.45% 2039	7,070	8,848
Anheuser-Busch InBev NV 5.55% 2049	2,500	3,234
Anheuser-Busch InBev NV 4.50% 2050	3,220	3,660
B&G Foods, Inc. 5.25% 2025	2,175	2,237
British American Tobacco International Finance PLC 3.95% 2025[7]	4,250	4,654
British American Tobacco PLC 2.789% 2024	4,000	4,219
British American Tobacco PLC 3.222% 2024	2,826	3,012
British American Tobacco PLC 3.215% 2026	3,323	3,514
British American Tobacco PLC 3.557% 2027	1,384	1,474
British American Tobacco PLC 2.259% 2028	2,509	2,473
British American Tobacco PLC 3.462% 2029	2,000	2,090
British American Tobacco PLC 4.906% 2030	4,770	5,452
British American Tobacco PLC 2.726% 2031	4,000	3,873
British American Tobacco PLC 4.39% 2037	5,500	5,773
British American Tobacco PLC 4.54% 2047	2,953	2,978
Coca-Cola Company 1.00% 2028	940	893
Coca-Cola Company 1.375% 2031	1,460	1,355
Conagra Brands, Inc. 4.30% 2024	4,685	5,168
Conagra Brands, Inc. 1.375% 2027	4,105	3,959
Conagra Brands, Inc. 5.30% 2038	55	68
Conagra Brands, Inc. 5.40% 2048	412	528
Constellation Brands, Inc. 2.65% 2022	7,846	8,094
Constellation Brands, Inc. 2.70% 2022	195	199
Constellation Brands, Inc. 3.20% 2023	1,340	1,403
Constellation Brands, Inc. 3.60% 2028	938	1,021
Constellation Brands, Inc. 2.875% 2030	2,259	2,311
Costco Wholesale Corp. 2.75% 2024	10,000	10,692
Costco Wholesale Corp. 1.60% 2030	5,000	4,793
Imperial Tobacco Finance PLC 3.50% 2023[7]	4,000	4,163
Keurig Dr Pepper Inc. 4.057% 2023	1,006	1,080
American Funds Insurance Series — Asset Allocation Fund — Page 100 of 240

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Keurig Dr Pepper Inc. 4.597% 2028	$2,000	$2,314
Keurig Dr Pepper Inc. 3.20% 2030	1,761	1,866
Keurig Dr Pepper Inc. 4.985% 2038	3,351	4,127
Keurig Dr Pepper Inc. 5.085% 2048	75	94
Keurig Dr Pepper Inc. 3.80% 2050	700	747
Kimberly-Clark Corp. 1.05% 2027	1,395	1,356
Kimberly-Clark Corp. 3.10% 2030	844	910
Kraft Heinz Company 3.875% 2027	2,475	2,698
Kraft Heinz Company 4.375% 2046	1,140	1,194
Kraft Heinz Company 4.875% 2049	3,760	4,227
Kraft Heinz Company 5.50% 2050	1,215	1,491
Molson Coors Brewing Co. 4.20% 2046	950	992
Nestlé Holdings, Inc. 3.35% 2023[7]	750	803
Nestlé Holdings, Inc. 0.625% 2026[7]	5,240	5,099
Nestlé Holdings, Inc. 1.00% 2027[7]	19,720	18,912
Nestlé Holdings, Inc. 1.25% 2030[7]	4,727	4,404
PepsiCo, Inc. 1.40% 2031	4,535	4,231
PepsiCo, Inc. 3.625% 2050	2,180	2,409
Philip Morris International Inc. 2.375% 2022	1,960	2,013
Philip Morris International Inc. 2.625% 2022	1,670	1,701
Philip Morris International Inc. 2.875% 2024	788	837
Philip Morris International Inc. 3.25% 2024	2,000	2,168
Philip Morris International Inc. 0.875% 2026	2,990	2,906
Philip Morris International Inc. 3.375% 2029	3,268	3,525
Philip Morris International Inc. 1.75% 2030	5,542	5,195
Philip Morris International Inc. 2.10% 2030	2,477	2,393
Philip Morris International Inc. 4.25% 2044	603	672
Post Holdings, Inc. 4.625% 2030[7]	2,886	2,897
Prestige Brands International Inc. 3.75% 2031[7]	1,115	1,066
Procter & Gamble Company 0.55% 2025	1,390	1,367
Reckitt Benckiser Group PLC 2.375% 2022[7]	1,125	1,151
Reynolds American Inc. 4.45% 2025	1,425	1,582
Reynolds American Inc. 5.85% 2045	2,030	2,398
Simmons Foods Inc. 4.625% 2029[7]	560	566
Wal-Mart Stores, Inc. 2.35% 2022	1,000	1,035
Wal-Mart Stores, Inc. 3.05% 2026	2,060	2,240
		261,352
Consumer discretionary 0.76%
Amazon.com, Inc. 1.50% 2030	2,000	1,908
Amazon.com, Inc. 2.50% 2050	920	824
Amazon.com, Inc. 2.70% 2060	4,485	3,987
American Honda Finance Corp. 0.875% 2023	9,000	9,066
American Honda Finance Corp. 0.55% 2024	1,970	1,957
American Honda Finance Corp. 1.20% 2025	2,546	2,537
American Honda Finance Corp. 3.50% 2028	750	821
American Honda Finance Corp. 1.80% 2031	750	707
Bayerische Motoren Werke AG 2.25% 2023[7]	300	311
Bayerische Motoren Werke AG 3.45% 2023[7]	1,870	1,974
Bayerische Motoren Werke AG 0.80% 2024[7]	1,353	1,354
Bayerische Motoren Werke AG 3.15% 2024[7]	8,510	9,093
Bayerische Motoren Werke AG 2.55% 2031[7]	498	500
Caesars Entertainment, Inc. 6.25% 2025[7]	3,315	3,538
Carnival Corp. 11.50% 2023[7]	5,575	6,398
American Funds Insurance Series — Asset Allocation Fund — Page 101 of 240

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Carvana Co. 5.625% 2025[7]	$600	$616
Carvana Co. 5.50% 2027[7]	1,220	1,229
DaimlerChrysler North America Holding Corp. 1.45% 2026[7]	3,150	3,125
DaimlerChrysler North America Holding Corp. 2.45% 2031[7]	1,300	1,279
Ford Motor Credit Company LLC 3.664% 2024	455	472
Ford Motor Credit Company LLC 3.81% 2024	1,070	1,105
Ford Motor Credit Company LLC 5.584% 2024	423	457
Ford Motor Credit Company LLC 3.375% 2025	5,750	5,855
Ford Motor Credit Company LLC 5.125% 2025	12,355	13,359
Ford Motor Credit Company LLC 4.542% 2026	2,455	2,601
Ford Motor Credit Company LLC 3.815% 2027	250	253
General Motors Financial Co. 3.45% 2022	2,000	2,040
General Motors Financial Co. 5.20% 2023	5,354	5,809
General Motors Financial Co. 3.50% 2024	4,145	4,450
General Motors Financial Co. 2.75% 2025	5,000	5,223
General Motors Financial Co. 4.30% 2025	400	440
General Motors Financial Co. 4.35% 2027	500	556
Hanesbrands Inc. 4.625% 2024[7]	860	914
Hanesbrands Inc. 5.375% 2025[7]	706	748
Hanesbrands Inc. 4.875% 2026[7]	2,700	2,899
Hilton Worldwide Holdings Inc. 4.00% 2031[7]	1,885	1,889
Home Depot, Inc. 0.90% 2028	545	521
Home Depot, Inc. 3.90% 2028	825	946
Home Depot, Inc. 2.95% 2029	9,301	9,872
Home Depot, Inc. 2.70% 2030	2,180	2,274
Home Depot, Inc. 1.375% 2031	6,366	5,895
Home Depot, Inc. 4.25% 2046	3,500	4,129
Home Depot, Inc. 4.50% 2048	428	525
Home Depot, Inc. 3.35% 2050	3,060	3,179
Home Depot, Inc. 2.375% 2051	1,000	860
Hyundai Capital America 3.25% 2022[7]	480	497
Hyundai Capital America 2.375% 2027[7]	2,579	2,591
International Game Technology PLC 6.50% 2025[7]	4,555	5,010
International Game Technology PLC 5.25% 2029[7]	4,365	4,560
Lithia Motors, Inc. 4.375% 2031[7]	1,025	1,066
Lowe’s Companies, Inc. 3.65% 2029	3,574	3,915
Marriott International, Inc. 2.85% 2031	2,080	2,043
Melco International Development Ltd. 5.75% 2028[7]	1,485	1,584
MGM Growth Properties LLC 5.625% 2024	775	833
MGM Growth Properties LLC 4.625% 2025[7]	1,050	1,108
MGM Growth Properties LLC 3.875% 2029[7]	2,225	2,221
Mohegan Gaming & Entertainment 8.00% 2026[7]	3,400	3,430
Neiman Marcus Group Ltd. LLC 7.125% 2026[7]	1,345	1,374
Nissan Motor Co., Ltd. 3.522% 2025[7]	3,000	3,180
Nissan Motor Co., Ltd. 4.345% 2027[7]	3,000	3,265
Panther BF Aggregator 2, LP 6.25% 2026[7]	556	591
Royal Caribbean Cruises Ltd. 11.50% 2025[7]	1,925	2,247
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	5,255	5,427
Sally Holdings LLC and Sally Capital Inc. 8.75% 2025[7]	2,347	2,617
Scientific Games Corp. 8.625% 2025[7]	1,260	1,371
Scientific Games Corp. 8.25% 2026[7]	6,905	7,417
Scientific Games Corp. 7.00% 2028[7]	950	1,017
Scientific Games Corp. 7.25% 2029[7]	1,615	1,755
Tempur Sealy International, Inc. 4.00% 2029[7]	1,070	1,067
American Funds Insurance Series — Asset Allocation Fund — Page 102 of 240

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Toyota Motor Credit Corp. 0.80% 2025	$2,994	$2,944
Toyota Motor Credit Corp. 0.80% 2026	3,860	3,794
Toyota Motor Credit Corp. 3.05% 2028	2,430	2,603
Toyota Motor Credit Corp. 3.375% 2030	2,225	2,418
VICI Properties LP 4.625% 2029[7]	995	1,034
VICI Properties LP / VICI Note Co. Inc. 3.50% 2025[7]	2,100	2,142
VICI Properties LP / VICI Note Co. Inc. 3.75% 2027[7]	450	451
VICI Properties LP / VICI Note Co. Inc. 4.125% 2030[7]	3,100	3,131
Volkswagen Group of America Finance, LLC 4.00% 2021[7]	2,500	2,555
Volkswagen Group of America Finance, LLC 4.25% 2023[7]	5,320	5,787
Volkswagen Group of America Finance, LLC 1.25% 2025[7]	1,650	1,632
Volkswagen Group of America Finance, LLC 4.625% 2025[7]	3,845	4,348
Volkswagen Group of America Finance, LLC 3.20% 2026[7]	3,201	3,440
Volkswagen Group of America Finance, LLC 1.625% 2027[7]	985	960
Wyndham Destinations, Inc. 4.625% 2030[7]	930	966
Wyndham Worldwide Corp. 5.375% 2026[7]	625	640
Wyndham Worldwide Corp. 4.375% 2028[7]	1,855	1,880
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[7]	3,468	3,557
		232,963
Materials 0.66%
Alcoa Netherlands Holding BV 4.125% 2029[7]	950	959
Anglo American Capital PLC 2.25% 2028[7]	484	478
Anglo American Capital PLC 2.625% 2030[7]	11,275	11,048
Anglo American Capital PLC 5.625% 2030[7]	720	861
Anglo American Capital PLC 3.95% 2050[7]	2,945	3,006
Arconic Rolled Products Corp. 6.125% 2028[7]	750	800
Ardagh Packaging Finance 5.25% 2025[7]	833	877
Chevron Phillips Chemical Co. LLC 3.30% 2023[7]	595	627
Cleveland-Cliffs Inc. 5.75% 2025	9,456	9,769
Cleveland-Cliffs Inc. 6.75% 2026[7]	2,035	2,216
Cleveland-Cliffs Inc. 5.875% 2027	10,500	10,881
Cleveland-Cliffs Inc. 4.625% 2029[7]	1,825	1,824
Cleveland-Cliffs Inc. 4.875% 2031[7]	2,051	2,048
CVR Partners, LP 9.25% 2023[7]	2,350	2,374
Dow Chemical Co. 3.625% 2026	1,884	2,070
Dow Chemical Co. 2.10% 2030	4,000	3,861
Dow Chemical Co. 4.80% 2049	409	491
Dow Chemical Co. 3.60% 2050	14,880	15,030
First Quantum Minerals Ltd. 7.25% 2023[7]	1,200	1,223
First Quantum Minerals Ltd. 6.50% 2024[7]	4,704	4,783
First Quantum Minerals Ltd. 7.50% 2025[7]	11,350	11,733
First Quantum Minerals Ltd. 6.875% 2026[7]	3,625	3,759
First Quantum Minerals Ltd. 6.875% 2027[7]	3,240	3,479
Freeport-McMoRan Inc. 4.25% 2030	2,550	2,718
Freeport-McMoRan Inc. 5.45% 2043	1,300	1,566
FXI Holdings, Inc. 7.875% 2024[7]	2,226	2,298
FXI Holdings, Inc. 12.25% 2026[7]	4,392	5,025
Glencore Funding LLC 4.125% 2024[7]	945	1,024
Hexion Inc. 7.875% 2027[7]	2,045	2,203
International Paper Co. 7.30% 2039	2,005	3,003
Joseph T. Ryerson & Son, Inc. 8.50% 2028[7]	1,148	1,288
LSB Industries, Inc. 9.625% 2023[7]	5,170	5,319
LYB International Finance III, LLC 1.25% 2025	3,045	3,009
American Funds Insurance Series — Asset Allocation Fund — Page 103 of 240

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
LYB International Finance III, LLC 2.25% 2030	$3,690	$3,565
LYB International Finance III, LLC 3.375% 2040	11,184	11,100
LYB International Finance III, LLC 3.625% 2051	2,922	2,886
LYB International Finance III, LLC 3.80% 2060	1,186	1,164
Methanex Corp. 5.125% 2027	4,750	4,863
Mosaic Co. 3.25% 2022	1,788	1,858
Mosaic Co. 4.05% 2027	1,587	1,764
Newcrest Finance Pty Ltd. 3.25% 2030[7]	1,329	1,393
Newcrest Finance Pty Ltd. 4.20% 2050[7]	371	403
Nutrition & Biosciences, Inc. 1.832% 2027[7]	7,468	7,309
Nutrition & Biosciences, Inc. 2.30% 2030[7]	5,310	5,151
Nutrition & Biosciences, Inc. 3.468% 2050[7]	2,285	2,244
Praxair, Inc. 1.10% 2030	6,604	6,013
Praxair, Inc. 2.00% 2050	1,605	1,272
Sherwin-Williams Company 2.75% 2022	29	30
Sherwin-Williams Company 3.125% 2024	275	293
Sherwin-Williams Company 2.95% 2029	4,000	4,173
Sherwin-Williams Company 3.80% 2049	5,208	5,542
Tronox Ltd. 4.625% 2029[7]	1,865	1,870
Vale Overseas Ltd. 3.75% 2030	3,949	4,129
Venator Materials Corp. 5.75% 2025[7]	5,845	5,684
Venator Materials Corp. 9.50% 2025[7]	1,495	1,678
Warrior Met Coal, Inc. 8.00% 2024[7]	5,095	5,226
Westlake Chemical Corp. 4.375% 2047	500	544
		201,804
Real estate 0.41%
Alexandria Real Estate Equities, Inc. 3.80% 2026	315	348
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,220	1,358
Alexandria Real Estate Equities, Inc. 2.75% 2029	1,940	1,982
Alexandria Real Estate Equities, Inc. 3.375% 2031	1,320	1,394
Alexandria Real Estate Equities, Inc. 1.875% 2033	4,095	3,729
Alexandria Real Estate Equities, Inc. 4.85% 2049	410	492
American Campus Communities, Inc. 3.75% 2023	3,055	3,230
American Campus Communities, Inc. 4.125% 2024	2,075	2,271
American Campus Communities, Inc. 3.30% 2026	1,698	1,827
American Campus Communities, Inc. 3.625% 2027	9,545	10,439
American Campus Communities, Inc. 2.85% 2030	144	144
American Campus Communities, Inc. 3.875% 2031	744	802
American Tower Corp. 1.60% 2026	2,347	2,355
American Tower Corp. 3.55% 2027	1,425	1,547
American Tower Corp. 1.50% 2028	10,000	9,549
American Tower Corp. 3.60% 2028	1,000	1,081
American Tower Corp. 2.70% 2031	1,752	1,757
Brandywine Operating Partnership, LP 3.95% 2023	1,070	1,119
Brookfield Property REIT Inc. 5.75% 2026[7]	6,050	6,240
Corporate Office Properties LP 2.25% 2026	1,431	1,456
Diversified Healthcare Trust 4.375% 2031	3,250	3,176
Equinix, Inc. 2.625% 2024	501	528
Equinix, Inc. 2.90% 2026	6,087	6,426
Equinix, Inc. 1.80% 2027	1,295	1,273
Equinix, Inc. 1.55% 2028	5,920	5,664
Equinix, Inc. 3.20% 2029	6,170	6,422
Equinix, Inc. 2.15% 2030	2,969	2,825
American Funds Insurance Series — Asset Allocation Fund — Page 104 of 240

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Equinix, Inc. 3.00% 2050	$2,095	$1,850
Essex Portfolio LP 3.875% 2024	1,000	1,081
Essex Portfolio LP 3.50% 2025	6,825	7,378
Gaming and Leisure Properties, Inc. 3.35% 2024	1,263	1,339
Hospitality Properties Trust 4.50% 2023	1,945	1,979
Hospitality Properties Trust 4.50% 2025	150	148
Hospitality Properties Trust 4.95% 2027	500	496
Hospitality Properties Trust 3.95% 2028	1,950	1,803
Host Hotels & Resorts LP 4.50% 2026	355	385
Howard Hughes Corp. 5.375% 2028[7]	2,450	2,580
Howard Hughes Corp. 4.125% 2029[7]	825	808
Howard Hughes Corp. 4.375% 2031[7]	1,200	1,177
Iron Mountain Inc. 5.25% 2030[7]	3,695	3,817
Iron Mountain Inc. 4.50% 2031[7]	2,650	2,623
Kennedy-Wilson Holdings, Inc. 4.75% 2029	1,055	1,069
Kennedy-Wilson Holdings, Inc. 5.00% 2031	975	989
Ladder Capital Corp. 5.25% 2025[7]	440	441
Public Storage 2.37% 2022	565	580
Public Storage 0.875% 2026	987	966
QTS Realty Trust, Inc. 3.875% 2028[7]	2,025	2,017
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[7]	875	881
Scentre Group 3.25% 2025[7]	1,000	1,064
Scentre Group 3.50% 2025[7]	3,075	3,267
Scentre Group 3.75% 2027[7]	2,430	2,600
UDR, Inc. 2.95% 2026	760	809
Westfield Corp. Ltd. 3.15% 2022[7]	4,290	4,376
Westfield Corp. Ltd. 3.50% 2029[7]	443	447
		126,404
Total corporate bonds, notes & loans		3,608,541
U.S. Treasury bonds & notes 7.27% U.S. Treasury 5.89%
U.S. Treasury 1.50% 2021	3,777	3,800
U.S. Treasury 1.625% 2021	3,704	3,719
U.S. Treasury 1.625% 2021	98	99
U.S. Treasury 1.75% 2021	425	430
U.S. Treasury 2.25% 2021	95,000	95,167
U.S. Treasury 2.75% 2021	19,232	19,470
U.S. Treasury 0.125% 2022	88,895	88,923
U.S. Treasury 0.125% 2022	10,000	10,004
U.S. Treasury 0.125% 2022	1,372	1,371
U.S. Treasury 1.375% 2022	5,000	5,055
U.S. Treasury 1.375% 2022	280	285
U.S. Treasury 1.50% 2022	9,407	9,596
U.S. Treasury 1.625% 2022	94	96
U.S. Treasury 1.875% 2022	80,000	81,313
U.S. Treasury 2.125% 2022	37,000	38,276
U.S. Treasury 0.125% 2023	35,000	34,979
U.S. Treasury 0.125% 2023	4,662	4,642
U.S. Treasury 0.25% 2023	30,000	30,036
U.S. Treasury 1.375% 2023	5,309	5,430
U.S. Treasury 2.25% 2023	5,000	5,268
U.S. Treasury 2.375% 2023	5,000	5,204
American Funds Insurance Series — Asset Allocation Fund — Page 105 of 240

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.75% 2023	$15,000	$15,799
U.S. Treasury 0.25% 2024	15,000	14,960
U.S. Treasury 1.50% 2024	22,500	23,274
U.S. Treasury 1.50% 2024	907	939
U.S. Treasury 2.125% 2024	5,000	5,264
U.S. Treasury 2.25% 2024	5,000	5,273
U.S. Treasury 2.375% 2024	70,000	74,502
U.S. Treasury 2.50% 2024	225,000	238,860
U.S. Treasury 2.50% 2024	700	746
U.S. Treasury 0.25% 2025	43,812	42,983
U.S. Treasury 0.25% 2025	2,272	2,217
U.S. Treasury 0.375% 2025	3,936	3,845
U.S. Treasury 0.375% 2025	2,455	2,425
U.S. Treasury 0.375% 2025	766	749
U.S. Treasury 2.50% 2025	3,500	3,754
U.S. Treasury 2.75% 2025	3,229	3,504
U.S. Treasury 3.00% 2025	10,000	10,986
U.S. Treasury 0.375% 2026	75,000	73,147
U.S. Treasury 0.50% 2026	112,326	110,139
U.S. Treasury 0.75% 2026	480	476
U.S. Treasury 1.50% 2026	500	512
U.S. Treasury 1.625% 2026	60,000	61,706
U.S. Treasury 1.625% 2026	27,000	27,783
U.S. Treasury 1.625% 2026	7,000	7,241
U.S. Treasury 1.625% 2026	1,500	1,550
U.S. Treasury 0.50% 2027	33,050	31,544
U.S. Treasury 0.50% 2027	26,770	25,591
U.S. Treasury 0.50% 2027	4,418	4,200
U.S. Treasury 0.625% 2027	7,109	6,769
U.S. Treasury 1.125% 2027	762	760
U.S. Treasury 2.25% 2027	78,250	83,117
U.S. Treasury 2.375% 2027	880	941
U.S. Treasury 2.875% 2028	5,217	5,735
U.S. Treasury 0.625% 2030	18,400	16,754
U.S. Treasury 0.875% 2030	6,640	6,144
U.S. Treasury 1.50% 2030	36,651	36,222
U.S. Treasury 1.125% 2031	88,190	83,347
U.S. Treasury 1.125% 2040[14]	60,975	49,848
U.S. Treasury 1.375% 2040	52,695	44,895
U.S. Treasury 1.875% 2041	711	663
U.S. Treasury 2.50% 2046	3,755	3,834
U.S. Treasury 3.00% 2047	9,355	10,488
U.S. Treasury 3.00% 2048	336	378
U.S. Treasury 2.25% 2049	15,000	14,532
U.S. Treasury 2.375% 2049[14]	75,000	74,663
U.S. Treasury 1.375% 2050	12,500	9,771
U.S. Treasury 1.625% 2050	116,392	97,142
U.S. Treasury 2.00% 2050	12,575	11,522
U.S. Treasury 1.875% 2051	17,000	15,099
		1,809,756
American Funds Insurance Series — Asset Allocation Fund — Page 106 of 240

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 1.38%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2024[15]	$86,650	$93,818
U.S. Treasury Inflation-Protected Security 0.625% 2024[15]	87,870	95,342
U.S. Treasury Inflation-Protected Security 0.125% 2025[15]	23,289	25,228
U.S. Treasury Inflation-Protected Security 0.75% 2028[15]	18,234	20,812
U.S. Treasury Inflation-Protected Security 0.875% 2029[15]	20,556	23,599
U.S. Treasury Inflation-Protected Security 0.125% 2030[15]	23,593	25,557
U.S. Treasury Inflation-Protected Security 1.00% 2049[14,15]	101,657	127,773
U.S. Treasury Inflation-Protected Security 0.25% 2050[15]	4,244	4,453
U.S. Treasury Inflation-Protected Security 0.125% 2051[15]	6,027	6,099
		422,681
Total U.S. Treasury bonds & notes		2,232,437
Mortgage-backed obligations 6.77% Federal agency mortgage-backed obligations 6.44%
Fannie Mae Pool #885290 6.00% 2021[16]	—[8]	—[8]
Fannie Mae Pool #AD7072 4.00% 2025[16]	4	5
Fannie Mae Pool #AE3069 4.00% 2025[16]	2	3
Fannie Mae Pool #AE2321 4.00% 2025[16]	1	2
Fannie Mae Pool #AH9695 4.00% 2026[16]	475	507
Fannie Mae Pool #AH6431 4.00% 2026[16]	424	453
Fannie Mae Pool #890329 4.00% 2026[16]	64	69
Fannie Mae Pool #AJ3010 4.00% 2026[16]	41	43
Fannie Mae Pool #AH5618 4.00% 2026[16]	4	4
Fannie Mae Pool #AH0829 4.00% 2026[16]	3	4
Fannie Mae Pool #AH8174 4.00% 2026[16]	4	4
Fannie Mae Pool #AL3908 4.00% 2026[16]	3	3
Fannie Mae Pool #AH8275 4.00% 2026[16]	2	2
Fannie Mae Pool #AL7299 4.00% 2027[16]	238	254
Fannie Mae Pool #MA1109 4.00% 2027[16]	4	4
Fannie Mae Pool #MA3653 3.00% 2029[16]	42	44
Fannie Mae Pool #AL8347 4.00% 2029[16]	478	509
Fannie Mae Pool #254767 5.50% 2033[16]	304	354
Fannie Mae Pool #555956 5.50% 2033[16]	201	235
Fannie Mae Pool #BN1085 4.00% 2034[16]	753	804
Fannie Mae Pool #BN3172 4.00% 2034[16]	181	192
Fannie Mae Pool #AS8554 3.00% 2036[16]	10,578	11,124
Fannie Mae Pool #929185 5.50% 2036[16]	467	547
Fannie Mae Pool #893641 6.00% 2036[16]	959	1,145
Fannie Mae Pool #893688 6.00% 2036[16]	256	303
Fannie Mae Pool #907239 6.00% 2036[16]	59	70
Fannie Mae Pool #AD0249 5.50% 2037[16]	167	195
Fannie Mae Pool #190379 5.50% 2037[16]	89	104
Fannie Mae Pool #924952 6.00% 2037[16]	1,191	1,422
Fannie Mae Pool #888292 6.00% 2037[16]	911	1,090
Fannie Mae Pool #928031 6.00% 2037[16]	111	132
Fannie Mae Pool #888637 6.00% 2037[16]	16	19
Fannie Mae Pool #AD0119 6.00% 2038[16]	1,414	1,690
Fannie Mae Pool #AD0095 6.00% 2038[16]	1,090	1,298
Fannie Mae Pool #995674 6.00% 2038[16]	519	620
Fannie Mae Pool #AE0021 6.00% 2038[16]	428	508
Fannie Mae Pool #AL7164 6.00% 2038[16]	269	317
Fannie Mae Pool #AB0538 6.00% 2038[16]	176	205
Fannie Mae Pool #995391 6.00% 2038[16]	31	37
American Funds Insurance Series — Asset Allocation Fund — Page 107 of 240

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #889983 6.00% 2038[16]	$28	$33
Fannie Mae Pool #995224 6.00% 2038[16]	14	16
Fannie Mae Pool #AD0833 6.00% 2039[16]	1	1
Fannie Mae Pool #AL0013 6.00% 2040[16]	277	330
Fannie Mae Pool #AL0309 6.00% 2040[16]	89	107
Fannie Mae Pool #AB4536 6.00% 2041[16]	558	665
Fannie Mae Pool #AL7228 6.00% 2041[16]	375	441
Fannie Mae Pool #AP2131 3.50% 2042[16]	5,226	5,652
Fannie Mae Pool #AU8813 4.00% 2043[16]	2,913	3,247
Fannie Mae Pool #AU9348 4.00% 2043[16]	1,722	1,920
Fannie Mae Pool #AU9350 4.00% 2043[16]	1,400	1,550
Fannie Mae Pool #AL8773 3.50% 2045[16]	8,808	9,543
Fannie Mae Pool #AL8354 3.50% 2045[16]	2,172	2,348
Fannie Mae Pool #BC4764 3.00% 2046[16]	18,698	19,668
Fannie Mae Pool #AL8522 3.50% 2046[16]	4,389	4,740
Fannie Mae Pool #BD9699 3.50% 2046[16]	1,719	1,838
Fannie Mae Pool #BD9307 4.00% 2046[16]	1,724	1,883
Fannie Mae Pool #BC7611 4.00% 2046[16]	433	472
Fannie Mae Pool #BH4084 3.50% 2047[16]	16,839	17,894
Fannie Mae Pool #BE1290 3.50% 2047[16]	3,115	3,347
Fannie Mae Pool #CA0770 3.50% 2047[16]	3,027	3,220
Fannie Mae Pool #MA3211 4.00% 2047[16]	5,902	6,372
Fannie Mae Pool #257036 7.00% 2047[16]	10	11
Fannie Mae Pool #256975 7.00% 2047[16]	2	2
Fannie Mae Pool #BJ3775 3.50% 2048[16]	11,013	11,674
Fannie Mae Pool #BK7655 3.894% 2048[12,16]	663	692
Fannie Mae Pool #CA2377 4.00% 2048[16]	14,209	15,264
Fannie Mae Pool #BK0920 4.00% 2048[16]	2,463	2,644
Fannie Mae Pool #BJ9256 4.00% 2048[16]	2,425	2,603
Fannie Mae Pool #BJ9252 4.00% 2048[16]	731	785
Fannie Mae Pool #BK0915 4.00% 2048[16]	217	233
Fannie Mae Pool #BK6971 4.00% 2048[16]	182	196
Fannie Mae Pool #MA3277 4.00% 2048[16]	23	25
Fannie Mae Pool #BK5255 4.00% 2048[16]	22	24
Fannie Mae Pool #CA2493 4.50% 2048[16]	1,598	1,744
Fannie Mae Pool #CA4756 3.00% 2049[16]	9,245	9,735
Fannie Mae Pool #BK8767 4.00% 2049[16]	164	180
Fannie Mae Pool #MA4256 2.50% 2051[16]	3,024	3,106
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[16]	117	136
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[16]	31	38
Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 2022[12,16]	1,130	1,155
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[16]	1,737	1,760
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[16]	1,062	1,072
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.13% 2023[12,16]	4,995	5,237
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 2023[12,16]	5,183	5,460
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[12,16]	4,520	4,797
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[12,16]	5,597	5,980
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[12,16]	4,196	4,484
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.478% 2026[12,16]	9,665	10,195
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[12,16]	2,891	3,116
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[16]	65	60
Freddie Mac 3.00% 2037[16]	17,837	18,766
Freddie Mac 4.00% 2042[16]	2,724	3,018
Freddie Mac 4.00% 2045[16]	9,363	10,343
American Funds Insurance Series — Asset Allocation Fund — Page 108 of 240

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #ZK7598 3.00% 2027[16]	$9,371	$9,912
Freddie Mac Pool #ZK7580 3.00% 2027[16]	4,095	4,346
Freddie Mac Pool #G03978 5.00% 2038[16]	643	749
Freddie Mac Pool #G04553 6.50% 2038[16]	80	92
Freddie Mac Pool #G08347 4.50% 2039[16]	109	122
Freddie Mac Pool #C03518 5.00% 2040[16]	1,023	1,178
Freddie Mac Pool #Q23185 4.00% 2043[16]	1,778	1,983
Freddie Mac Pool #Q23190 4.00% 2043[16]	1,329	1,472
Freddie Mac Pool #760014 3.039% 2045[12,16]	362	379
Freddie Mac Pool #G60344 4.00% 2045[16]	7,994	8,871
Freddie Mac Pool #Z40130 3.00% 2046[16]	6,089	6,493
Freddie Mac Pool #Q41909 4.50% 2046[16]	780	859
Freddie Mac Pool #Q41090 4.50% 2046[16]	394	434
Freddie Mac Pool #760015 2.743% 2047[12,16]	874	914
Freddie Mac Pool #Q52216 3.50% 2047[16]	10,782	11,445
Freddie Mac Pool #Q52157 3.50% 2047[16]	2,439	2,593
Freddie Mac Pool #Q46021 3.50% 2047[16]	1,690	1,803
Freddie Mac Pool #SI2002 4.00% 2048[16]	5,162	5,553
Freddie Mac Pool #ZM6968 4.00% 2048[16]	3,021	3,243
Freddie Mac Pool #SD7507 3.00% 2049[16]	30,832	32,617
Freddie Mac Pool #SD7528 2.00% 2050[16]	21,866	21,894
Freddie Mac Pool #RA2020 3.00% 2050[16]	12,537	13,178
Freddie Mac, Series T041, Class 3A, 4.579% 2032[12,16]	232	259
Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 2023[16]	3,025	3,151
Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 2024[16]	5,555	5,901
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[16]	4,265	4,570
Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 2025[16]	4,000	4,378
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[12,16]	9,778	10,841
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[16]	10,050	10,759
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[16]	7,370	8,067
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[16]	4,755	5,213
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[16]	5,770	6,364
Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 2027[16]	4,375	4,871
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[16]	3,237	3,713
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[12,16]	7,996	8,465
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[16]	7,976	8,452
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[12,16]	4,098	4,339
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[12,16]	1,752	1,870
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[12,16]	1,316	1,394
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[16]	3,075	3,304
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[16]	2,710	2,949
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[16]	1,069	1,145
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[16]	14,656	15,793
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[16]	8,247	8,740
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[16]	3,186	3,357
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[16]	4,224	4,445
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[16]	6,646	7,017
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 2029[16]	2,455	2,681
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 3.409% 2027[12,16]	1,015	1,038
Government National Mortgage Assn. 2.00% 2051[16,17]	164,855	166,195
Government National Mortgage Assn. 2.00% 2051[16,17]	65,635	66,058
Government National Mortgage Assn. 2.50% 2051[16,17]	4,779	4,912
Government National Mortgage Assn. 3.00% 2051[16,17]	51,411	53,588
American Funds Insurance Series — Asset Allocation Fund — Page 109 of 240

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 3.00% 2051[16,17]	$22,589	$23,524
Government National Mortgage Assn. 3.50% 2051[16,17]	24,891	26,285
Government National Mortgage Assn. 4.00% 2051[16,17]	13,107	13,992
Government National Mortgage Assn. 4.50% 2051[16,17]	10,000	10,817
Government National Mortgage Assn. Pool #BD7245 4.00% 2048[16]	1,185	1,304
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[16]	14,068	15,069
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[16]	1,841	1,973
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[16]	23,545	25,521
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[16]	5,846	6,328
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[16]	3,474	3,762
Government National Mortgage Assn. Pool #MA7052 2.50% 2050[16]	15,752	16,271
Government National Mortgage Assn. Pool #MA7193 2.50% 2051[16]	594	614
Uniform Mortgage-Backed Security 1.50% 2036[16,17]	119,984	120,346
Uniform Mortgage-Backed Security 2.00% 2036[16,17]	48,403	49,618
Uniform Mortgage-Backed Security 2.00% 2036[16,17]	38,765	39,786
Uniform Mortgage-Backed Security 2.50% 2036[16,17]	638	664
Uniform Mortgage-Backed Security 3.00% 2036[16,17]	8,784	9,276
Uniform Mortgage-Backed Security 2.00% 2051[16,17]	124,491	123,786
Uniform Mortgage-Backed Security 2.00% 2051[16,17]	14,217	14,166
Uniform Mortgage-Backed Security 2.50% 2051[16,17]	159,974	163,480
Uniform Mortgage-Backed Security 2.50% 2051[16,17]	55,453	56,790
Uniform Mortgage-Backed Security 3.00% 2051[16,17]	80,217	83,576
Uniform Mortgage-Backed Security 3.00% 2051[16,17]	47,680	49,647
Uniform Mortgage-Backed Security 3.00% 2051[16,17]	9,480	9,875
Uniform Mortgage-Backed Security 3.50% 2051[16,17]	145,963	154,202
Uniform Mortgage-Backed Security 4.00% 2051[16,17]	104,376	111,992
Uniform Mortgage-Backed Security 4.50% 2051[16,17]	23,139	25,193
Uniform Mortgage-Backed Security 4.50% 2051[16,17]	18,653	20,311
		1,976,270
Commercial mortgage-backed securities 0.17%
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[16]	2,909	2,930
Barclays Commercial Mortgage Securities LLC, Series 2017-DELC, Class A, 0.956% 2036[7,12,16]	2,000	2,001
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[16]	1,000	1,099
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[16]	2,960	2,950
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[16]	947	984
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[16]	4,735	5,214
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 2048[16]	1,267	1,345
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[7,16]	5,201	5,140
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[16]	5,602	5,628
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[7,16]	1,431	1,450
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[7,16]	13,772	13,858
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[16]	929	983
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[16]	982	1,026
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[7,16]	2,650	2,650
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.75%) 2.25% 2021[7,12,16]	5,219	5,223
		52,481
Collateralized mortgage-backed obligations (privately originated) 0.16%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[7,12,16]	1,457	1,465
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.709% 2029[7,12,16]	3,810	3,831
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[7,12,16]	2,046	2,137
American Funds Insurance Series — Asset Allocation Fund — Page 110 of 240

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[7,16]	$4,191	$4,271
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[16]	199	206
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[7,16]	10,335	11,162
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[7,16]	3,588	3,867
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 2050[7,12,16]	936	965
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[7,12,16]	893	921
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[7,12,16]	5,169	5,222
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[7,12,16]	1,371	1,388
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[7,12,16]	719	720
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2034[16]	439	456
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.859% 2052[7,12,16]	3,001	3,008
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.106% 2023[7,12,16]	2,862	2,874
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[7,12,16]	1,983	2,025
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[7,12,16]	909	904
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[7,12,16]	1,410	1,439
Station Place Securitization Trust, Series 2020-WL1, Class A, (1-month USD-LIBOR + 1.15%) 1.259% 2051[7,12,16]	2,500	2,503
TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[7,16]	862	832
		50,196
Total mortgage-backed obligations		2,078,947
Asset-backed obligations 0.84%
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[7,16]	1,920	2,000
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[7,16]	1,114	1,189
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[7,16]	539	551
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[7,16]	138	144
Allegro CLO Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.04% 2030[7,12,16]	1,639	1,639
Ballyrock Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.182% 2030[7,12,16]	3,660	3,660
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 2023[16]	708	712
Cent CLO LP, Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.167% 2030[7,12,16]	5,185	5,185
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[7,16]	15,289	15,423
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[7,16]	2,626	2,608
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[7,16]	945	962
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[7,16]	177	176
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[7,16]	6,402	6,388
CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 2061[7,16]	822	822
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[7,16]	1,841	1,837
CLI Funding V LLC, Series 2020-3A, Class A, 2.07% 2045[7,16]	1,482	1,486
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[7,16]	5,624	5,621
CLI Funding V LLC, Series 2020-3A, Class B, 3.30% 2045[7,16]	944	933
CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64% 2046[7,16]	3,977	3,895
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[7,12,16]	624	631
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[7,16]	2,964	3,016
Drive Auto Receivables Trust, Series 2020-1, Class A2, 1.99% 2022[16]	6	6
Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.49% 2023[16]	67	67
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[16]	595	599
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[16]	820	840
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[16]	2,262	2,312
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[7,16]	243	244
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[7,16]	110	112
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[7,16]	512	508
American Funds Insurance Series — Asset Allocation Fund — Page 111 of 240

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2018-1A, Class C, 3.03% 2023[7,16]	$77	$77
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[7,16]	13,444	13,332
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[7,16]	3,900	3,914
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[7,16]	4,330	4,416
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[7,16]	4,825	5,151
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[7,16]	6,000	6,468
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[7,16]	8,861	9,185
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[7,16]	9,605	10,363
Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06% 2033[7,16]	12,376	12,283
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[7,16]	893	908
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 2045[7,16]	359	360
Global SC Finance SRL, Series 2021-1A, Class A, 1.86% 2041[7,16]	4,925	4,907
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[7,16]	3,069	3,034
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[7,16]	12,981	13,033
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[7,16]	16,263	16,273
Global SC Finance VII SRL, Series 2020-2A, Class B, 3.32% 2040[7,16]	673	665
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A, 3.29% 2023[7,16]	334	336
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[7,16]	516	517
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A, 4.03% 2024[7,16]	194	195
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[7,16]	498	499
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 2023[16]	2,543	2,581
Madison Park Funding Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.444% 2030[7,12,16]	5,545	5,548
Marathon CLO Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.342% 2029[7,12,16]	4,230	4,230
Mercury Financial, Series 2021-1A, Class A, 1.54% 2026[7,16]	4,700	4,704
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.163% 2030[7,12,16]	1,765	1,765
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.188% 2028[7,12,16]	3,090	3,093
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.055% 2029[7,12,16]	769	769
Race Point CLO Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.122% 2030[7,12,16]	4,634	4,634
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07% 2023[16]	202	203
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03% 2024[16]	444	449
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[16]	345	355
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[16]	1,000	1,064
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD-LIBOR + 0.73%) 0.836% 2053[7,12,16]	7,547	7,554
Sound Point CLO Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.16% 2030[7,12,16]	5,530	5,533
Sound Point CLO Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.168% 2030[7,12,16]	3,233	3,233
Sound Point CLO Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.255% 2030[7,12,16]	2,985	2,985
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[7,16]	2,258	2,259
TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 2045[7,16]	253	252
Textainer Marine Containers Ltd., Series 2020-2A, Class A, 2.10% 2045[7,16]	974	979
Textainer Marine Containers Ltd., Series 2021-1A, Class A, 1.68% 2046[7,16]	2,963	2,884
Textainer Marine Containers Ltd., Series 2021-2A, Class A, 2.23% 2046[7,16]	5,100	5,098
American Funds Insurance Series — Asset Allocation Fund — Page 112 of 240

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[7,16]	$3,250	$3,438
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[7,16]	889	903
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[7,12,16]	7,257	7,215
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[7,16]	9,944	9,899
Triton Container Finance LLC, Series 2021-1A, Class A, 1.86% 2046[7,16]	3,291	3,221
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 2023[7,16]	418	419
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[7,16]	870	878
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 2024[7,16]	1,390	1,420
		257,047
Bonds & notes of governments & government agencies outside the U.S. 0.18%
CPPIB Capital Inc. 2.25% 2022[7]	4,286	4,358
CPPIB Capital Inc. 2.75% 2027[7]	6,600	7,118
KfW 2.125% 2022	375	382
Manitoba (Province of) 3.05% 2024	2,600	2,796
Morocco (Kingdom of) 3.00% 2032[7]	3,000	2,820
Morocco (Kingdom of) 4.00% 2050[7]	3,000	2,663
Panama (Republic of) 2.252% 2032	1,990	1,896
Peru (Republic of) 1.862% 2032	2,525	2,304
Peru (Republic of) 2.78% 2060	3,775	3,126
Qatar (State of) 3.375% 2024[7]	2,315	2,488
Qatar (State of) 4.00% 2029[7]	745	847
Qatar (State of) 4.817% 2049[7]	750	921
Quebec (Province of) 2.375% 2022	5,057	5,146
Quebec (Province of) 2.75% 2027	9,000	9,727
Saudi Arabia (Kingdom of) 3.25% 2030[7]	1,750	1,845
Saudi Arabia (Kingdom of) 5.25% 2050[7]	1,000	1,229
United Mexican States 2.659% 2031	2,703	2,556
United Mexican States 3.771% 2061	1,528	1,356
United Mexican States 3.75% 2071	810	705
		54,283
Federal agency bonds & notes 0.11%
Fannie Mae 1.875% 2026	13,000	13,583
Fannie Mae 0.875% 2030[14]	23,958	22,205
		35,788
Municipals 0.10% South Carolina 0.04%
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	20	21
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2013-E, 5.00% 2048	20	22
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 2054	1,350	1,527
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2050	1,390	1,590
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	2,955	3,375
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	3,020	3,532
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2035	410	496
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2036	1,685	2,034
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035	650	787
		13,384
Florida 0.03%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027	5,335	5,358
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	5,365	5,365
		10,723
American Funds Insurance Series — Asset Allocation Fund — Page 113 of 240

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois 0.02%	Principal amount (000)	Value (000)
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	$4,125	$4,703
California 0.01%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	2,285	2,265
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	1,340	1,280
		3,545
Minnesota 0.00%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	60	63
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	20	21
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	25	26
		47
Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	30	31
Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	15	15
Tennessee 0.00%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	10	10
South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	5	5
Total municipals		32,526
Total bonds, notes & other debt instruments (cost: $8,152,471,000)		8,299,569
Short-term securities 8.96% Money market investments 8.94%	Shares
Capital Group Central Cash Fund 0.08%[5,18]	27,466,478	2,746,922
Money market investments purchased from securities lending collateral 0.02%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[18,19]	4,620,208	4,620
Capital Group Central Cash Fund 0.08%[5,18,19]	11,278	1,128
		5,748
Total short-term securities (cost: $2,752,317,000)		2,752,670
Total investment securities 104.39% (cost: $22,853,385,000)		32,065,474
Other assets less liabilities (4.39)%		(1,349,348)
Net assets 100.00%		$30,716,126
American Funds Insurance Series — Asset Allocation Fund — Page 114 of 240

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[20] (000)	Value at 3/31/2021[21] (000)	Unrealized (depreciation) appreciation at 3/31/2021 (000)
2 Year U.S. Treasury Note Futures	Long	1,827	July 2021	$365,400	$403,267	$(339)
5 Year U.S. Treasury Note Futures	Long	1,158	July 2021	115,800	142,895	(1,714)
10 Year U.S. Treasury Note Futures	Short	1,022	June 2021	(102,200)	(133,818)	1,472
10 Year Ultra U.S. Treasury Note Futures	Short	4,199	June 2021	(419,900)	(603,344)	18,939
20 Year U.S. Treasury Bond Futures	Long	1,325	June 2021	132,500	204,837	(5,709)
30 Year Ultra U.S. Treasury Bond Futures	Long	594	June 2021	59,400	107,644	(4,426)
						$8,223
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 3/31/2021 (000)
U.S. EFFR	0.0795%	7/13/2025	$39,521	$1,008	$—	$1,008
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 3/31/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 3/31/2021 (000)
CDX.NA.IG.36	1.00%/Quarterly	6/20/2026	$101,947	$(2,383)	$(2,207)	$(176)
Centrally cleared credit default swaps on credit indices — sell protection
Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 3/31/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 3/31/2021 (000)
1.00%/Quarterly	CDX.NA.IG.35	12/20/2025	$48	$1	$1	$—[8]
Investments in affiliates5

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 3/31/2021 (000)	Dividend income (000)
Common stocks 0.60%
Health care 0.05%
NuCana PLC (ADR)[1]	$13,367	$—	$—	$—	$1,489	$14,856	$—
Consumer discretionary 0.55%
Kontoor Brands, Inc.	150,072	—	8,829	1,626	26,986	169,855	1,400
Total common stocks						184,711
American Funds Insurance Series — Asset Allocation Fund — Page 115 of 240

unaudited
Investments in affiliates5  (continued)

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 3/31/2021 (000)	Dividend income (000)
Short-term securities 8.95%
Money market investments 8.94%
Capital Group Central Cash Fund 0.08%[18]	$2,273,691	$1,469,479	$996,248	$—	$—[8]	$2,746,922	$643
Money market investments purchased from securities lending collateral 0.01%
Capital Group Central Cash Fund 0.08%[18,19]	—	—[22]	—[22]	—[22]	—[22]	1,128	—[22]
Total short-term securities						2,748,050
Total 9.55%				$1,626	$28,475	$2,932,761	$2,043
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,486,361,000, which represented 4.84% of the net assets of the fund. This amount includes $1,453,784,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Value determined using significant unobservable inputs.
[4]	All or a portion of this security was on loan. The total value of all such securities was $6,229,000, which represented .02% of the net assets of the fund.
[5]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,299,515,000, which represented 4.23% of the net assets of the fund.
[8]	Amount less than one thousand.
[9]	Step bond; coupon rate may change at a later date.
[10]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $17,948,000, which represented .06% of the net assets of the fund.
[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[12]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[13]	Scheduled interest and/or principal payment was not received.
[14]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $24,555,000, which represented .08% of the net assets of the fund.
[15]	Index-linked bond whose principal amount moves with a government price index.
[16]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[17]	Purchased on a TBA basis.
[18]	Rate represents the seven-day yield at 3/31/2021.
[19]	Security purchased with cash collateral from securities on loan.
[20]	Notional amount is calculated based on the number of contracts and notional contract size.
[21]	Value is calculated based on the notional amount and current market price.
[22]	Information not shown for money market investments purchased with cash collateral from securities on loan.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$6,949	$14,455.05%
Advanz Pharma Corp. Ltd.	8/31/2018-9/4/2018	2,219	2,980.01
Extraction Oil & Gas, Inc.	1/20/2021	555	670.00
Total private placement securities		$9,723	$18,105.06%
American Funds Insurance Series — Asset Allocation Fund — Page 116 of 240

unaudited
Key to abbreviations and symbol
ADR = American Depositary Receipts
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
Dept. = Department
Dev. = Development
EFFR = Effective Federal Funds Rate
Fin. = Finance
G.O. = General Obligation
GDR = Global Depositary Receipts
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — Asset Allocation Fund — Page 117 of 240

Global Balanced Fund
Investment portfolio
March 31, 2021
unaudited
Common stocks 58.13% Information technology 14.10%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	672,000	$13,972
Microsoft Corp.	44,512	10,495
ASML Holding NV1	16,484	10,054
Broadcom Inc.	18,128	8,405
Tokyo Electron Ltd.[1]	10,700	4,581
PagSeguro Digital Ltd., Class A2	85,447	3,956
Edenred SA1	33,018	1,725
Visa Inc., Class A	7,824	1,657
Mastercard Inc., Class A	4,543	1,618
Amphenol Corp., Class A	24,059	1,587
Keyence Corp.[1]	3,400	1,552
Murata Manufacturing Co., Ltd.[1]	16,200	1,306
		60,908
Health care 8.22%
AstraZeneca PLC[1]	58,089	5,793
UnitedHealth Group Inc.	14,047	5,226
Humana Inc.	7,730	3,241
Pfizer Inc.	79,875	2,894
Thermo Fisher Scientific Inc.	5,264	2,402
Coloplast A/S, Class B1	15,062	2,267
Merck & Co., Inc.	29,213	2,252
Mettler-Toledo International Inc.[2]	1,805	2,086
Fisher & Paykel Healthcare Corp. Ltd.[1]	75,485	1,695
Novartis AG1	18,062	1,543
Cigna Corp.	6,015	1,454
Carl Zeiss Meditec AG, non-registered shares[1]	8,672	1,307
Gilead Sciences, Inc.	14,388	930
Koninklijke Philips NV (EUR denominated)[1,2]	14,634	835
Bayer AG1	12,984	822
Viatris Inc.[2]	54,232	758
		35,505
Financials 7.91%
JPMorgan Chase & Co.	49,930	7,601
Berkshire Hathaway Inc., Class A2	14	5,400
Berkshire Hathaway Inc., Class B2	662	169
BlackRock, Inc.	3,498	2,637
Zurich Insurance Group AG1	6,075	2,590
Aon PLC, Class A	10,375	2,387
Hong Kong Exchanges and Clearing Ltd.[1]	37,300	2,206
AIA Group Ltd.[1]	180,600	2,197
S&P Global Inc.	5,078	1,792
Tokio Marine Holdings, Inc.[1]	34,600	1,657
Deutsche Boerse AG1	9,323	1,549
Legal & General Group PLC[1]	365,395	1,404
American Funds Insurance Series — Global Balanced Fund — Page 118 of 240

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
B3 SA - Brasil, Bolsa, Balcao	133,641	$1,297
FinecoBank SpA[1,2]	77,500	1,272
		34,158
Consumer staples 6.23%
Philip Morris International Inc.	61,495	5,457
Nestlé SA1	45,906	5,116
Altria Group, Inc.	70,706	3,617
Kweichow Moutai Co., Ltd., Class A1	10,700	3,289
British American Tobacco PLC[1]	77,359	2,959
British American Tobacco PLC (ADR)	3,765	146
Keurig Dr Pepper Inc.	85,763	2,948
Budweiser Brewing Co. APAC Ltd.[1]	317,700	950
Coca-Cola European Partners PLC	18,019	940
Coca-Cola Company	14,923	787
Procter & Gamble Company	5,253	711
		26,920
Industrials 5.18%
SITC International Holdings Co. Ltd.[1]	958,000	3,261
Airbus SE, non-registered shares[1,2]	22,643	2,565
Lockheed Martin Corp.	5,497	2,031
Nidec Corp.[1]	15,500	1,893
SMC Corp.[1]	3,200	1,867
Spirax-Sarco Engineering PLC[1]	11,127	1,749
MTU Aero Engines AG1	6,315	1,486
Watsco, Inc.	5,699	1,486
CSX Corp.	14,006	1,351
BAE Systems PLC[1]	174,818	1,217
Honeywell International Inc.	4,906	1,065
United Parcel Service, Inc., Class B	5,575	948
Union Pacific Corp.	4,256	938
Boeing Company[2]	2,057	524
		22,381
Consumer discretionary 5.11%
LVMH Moët Hennessy-Louis Vuitton SE1	6,355	4,235
Home Depot, Inc.	13,157	4,016
Domino’s Pizza, Inc.	8,601	3,163
Amazon.com, Inc.[2]	782	2,420
Ocado Group PLC[1,2]	79,395	2,228
Darden Restaurants, Inc.	15,036	2,135
General Motors Company	30,074	1,728
Stellantis NV1	48,207	852
Industria de Diseño Textil, SA1	21,728	716
Wynn Resorts, Ltd.	4,639	582
		22,075
Communication services 2.81%
SoftBank Corp.[1]	257,200	3,347
Alphabet Inc., Class C2	1,489	3,080
Verizon Communications Inc.	51,066	2,970
American Funds Insurance Series — Global Balanced Fund — Page 119 of 240

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Nintendo Co., Ltd.[1]	3,900	$2,183
América Móvil, SAB de CV, Series L (ADR)	41,843	568
		12,148
Materials 2.74%
Croda International PLC[1]	27,163	2,377
Givaudan SA1	568	2,189
Vale SA, ordinary nominative	119,850	2,086
LyondellBasell Industries NV	15,037	1,565
Akzo Nobel NV1	12,721	1,422
Koninklijke DSM NV1	7,519	1,272
Rio Tinto PLC[1]	12,001	918
		11,829
Real estate 2.57%
Crown Castle International Corp. REIT	16,147	2,779
Longfor Group Holdings Ltd.[1]	323,000	2,151
Equinix, Inc. REIT	2,998	2,037
American Tower Corp. REIT	6,786	1,622
Gaming and Leisure Properties, Inc. REIT	37,342	1,585
Shimao Group Holdings Ltd.[1]	290,000	913
		11,087
Energy 2.25%
TC Energy Corp. (CAD denominated)	58,503	2,682
BP PLC[1]	552,130	2,240
Baker Hughes Co., Class A	75,194	1,625
Chevron Corp.	13,561	1,421
Pioneer Natural Resources Company	6,739	1,070
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	78,873	669
		9,707
Utilities 1.01%
Enel SpA[1]	357,364	3,571
Brookfield Infrastructure Partners LP	14,608	780
		4,351
Total common stocks (cost: $158,309,000)		251,069
Preferred securities 0.39% Information technology 0.39%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	26,167	1,693
Total preferred securities (cost: $1,338,000)		1,693
Convertible stocks 0.37% Utilities 0.37%
AES Corp., convertible preferred units, 6.875% 2024	15,300	1,581
Total convertible stocks (cost: $1,531,000)		1,581
American Funds Insurance Series — Global Balanced Fund — Page 120 of 240

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Bonds, notes & other debt instruments 30.58% Bonds & notes of governments & government agencies outside the U.S. 14.68%	Principal amount (000)	Value (000)
Abu Dhabi (Emirate of) 2.50% 2022[3]	$200	$206
Abu Dhabi (Emirate of) 0.75% 2023[3]	275	276
Agricultural Development Bank of China 3.75% 2029	CNY550	85
Agricultural Development Bank of China 2.96% 2030	4,350	630
Australia (Commonwealth of), Series 152, 2.75% 2028	A$1,710	1,430
Australia (Commonwealth of), Series 163, 1.00% 2031	660	461
Australia (Commonwealth of), Series 162, 1.75% 2051	400	243
Brazil (Federative Republic of) 0% 2021	BRL3,000	529
Brazil (Federative Republic of) 6.00% 2024[4]	2,948	572
Canada 2.25% 2025	C$1,400	1,182
Canada 2.25% 2029	1,440	1,223
Chile (Republic of) 4.50% 2026	CLP235,000	362
China (People’s Republic of), Series 1916, 3.12% 2026	CNY8,650	1,322
China (People’s Republic of), Series INBK, 2.85% 2027	6,000	898
China (People’s Republic of), Series IMBK, 3.28% 2027	400	61
China (People’s Republic of), Series 1906, 3.29% 2029	5,500	842
China (People’s Republic of), Series 1910, 3.86% 2049	4,610	722
China (People’s Republic of), Series INBK, 3.39% 2050	300	43
China (People’s Republic of), Series INBK, 3.81% 2050	7,480	1,162
China Development Bank Corp., Series 2008, 2.89% 2025	3,240	485
China Development Bank Corp., Series 2004, 3.43% 2027	1,060	161
China Development Bank Corp., Series 1805, 4.04% 2028	8,230	1,291
China Development Bank Corp., Series 1805, 4.88% 2028	2,040	336
China Development Bank Corp., Series 1905, 3.48% 2029	11,080	1,674
Colombia (Republic of) 5.75% 2027	COP1,543,200	411
French Republic O.A.T. 0% 2030	€1,320	1,556
French Republic O.A.T. 3.25% 2045	160	299
Germany (Federal Republic of) 0% 2025	822	994
Germany (Federal Republic of) 0.50% 2027	675	846
Germany (Federal Republic of) 0.25% 2029	830	1,029
Germany (Federal Republic of) 0% 2030	842	1,020
Germany (Federal Republic of) 0% 2050	380	414
Greece (Hellenic Republic of) 3.375% 2025	475	628
Greece (Hellenic Republic of) 3.75% 2028	280	400
Greece (Hellenic Republic of) 3.875% 2029	270	396
Indonesia (Republic of) 3.75% 2022	$410	424
Indonesia (Republic of), Series 78, 8.25% 2029	IDR4,301,000	324
Indonesia (Republic of), Series 82, 7.00% 2030	1,000,000	70
Indonesia (Republic of), Series 87, 6.50% 2031	2,010,000	136
Indonesia (Republic of), Series 74, 7.50% 2032	597,000	42
Indonesia (Republic of), Series 65, 6.625% 2033	1,493,000	100
Israel (State of) 2.875% 2024	€200	255
Israel (State of) 1.50% 2027	100	127
Italy (Republic of) 0.10% 2023[4]	774	938
Italy (Republic of) 0.95% 2027	1,025	1,257
Italy (Republic of) 1.35% 2030	660	829
Japan, Series 134, 0.10% 2022	¥16,000	145
Japan, Series 17, 0.10% 2023[4]	10,460	95
Japan, Series 19, 0.10% 2024[4]	30,360	277
Japan, Series 18, 0.10% 2024[4]	20,800	189
Japan, Series 145, 0.10% 2025	98,050	894
Japan, Series 21, 0.10% 2026[4]	40,504	370
Japan, Series 346, 0.10% 2027	173,250	1,580
Japan, Series 22, 0.10% 2027[4]	25,389	232
Japan, Series 23, 0.10% 2028[4]	66,326	604
American Funds Insurance Series — Global Balanced Fund — Page 121 of 240

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Japan, Series 24, 0.10% 2029[4]	¥ 213,400	$1,941
Japan, Series 356, 0.10% 2029	112,800	1,025
Japan, Series 360, 0.10% 2030	368,900	3,341
Japan, Series 152, 1.20% 2035	213,000	2,170
Japan, Series 42, 1.70% 2044	94,100	1,061
Malaysia (Federation of), Series 0119, 3.906% 2026	MYR1,380	351
Malaysia (Federation of), Series 0417, 3.899% 2027	1,300	330
Malaysia (Federation of), Series 0418, 4.893% 2038	2,800	723
Malaysia (Federation of), Series 0519, 3.757% 2040	1,650	373
Malaysia (Federation of), Series 0216, 4.736% 2046	409	103
Morocco (Kingdom of) 3.50% 2024	€100	128
Morocco (Kingdom of) 1.375% 2026	130	154
Morocco (Kingdom of) 1.50% 2031	225	249
National Highways Authority of India 7.17% 2021	INR30,000	420
Netherlands (Kingdom of the) 0% 2027	€585	706
Netherlands (Kingdom of the) 5.50% 2028	100	165
Norway (Kingdom of) 1.75% 2025	NKr4,000	483
Nova Scotia (Province of) 3.15% 2051	C$170	144
Peru (Republic of) 2.392% 2026	$90	93
Peru (Republic of) 6.15% 2032	PEN600	174
Philippines (Republic of) 0.001% 2024	¥100,000	903
Philippines (Republic of) 1.648% 2031	$200	189
Poland (Republic of), Series 1029, 2.75% 2029	PLN410	115
Qatar (State of) 3.40% 2025[3]	$200	218
Quebec (Province of) 1.50% 2031	C$425	316
Romania 3.624% 2030	€917	1,235
Romania 2.00% 2032	100	118
Romania 3.50% 2034	65	87
Romania 3.875% 2035	170	231
Romania 3.375% 2038	80	102
Romania 4.625% 2049	39	56
Romania 3.375% 2050	73	90
Russian Federation 7.00% 2023	RUB16,600	225
Russian Federation 2.875% 2025	€300	384
Russian Federation 4.25% 2027	$200	219
Russian Federation 6.90% 2029	RUB25,250	334
Russian Federation 7.65% 2030	34,320	476
Russian Federation 5.90% 2031	5,620	69
Russian Federation 8.50% 2031	5,530	81
Russian Federation 7.70% 2033	23,030	321
Russian Federation 7.25% 2034	8,140	110
Saudi Arabia (Kingdom of) 2.894% 2022[3]	$200	205
Serbia (Republic of) 3.125% 2027	€765	995
South Korea (Republic of), Series 2209, 2.00% 2022	KRW560,000	503
Spain (Kingdom of) 1.25% 2030	€480	615
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	$250	242
Ukraine 6.75% 2026	€150	189
United Kingdom 1.75% 2022	£280	396
United Kingdom 2.75% 2024	50	75
United Kingdom 0.375% 2030	730	961
United Kingdom 4.75% 2030	460	865
United Kingdom 4.25% 2032	280	520
United Kingdom 4.50% 2034	225	442
United Kingdom 0.625% 2035	600	764
United Kingdom 3.25% 2044	250	472
American Funds Insurance Series — Global Balanced Fund — Page 122 of 240

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Kingdom 0.625% 2050	£ 230	$259
United Mexican States 0.70% 2021	¥100,000	904
United Mexican States, Series M, 7.50% 2027	MXN20,240	1,056
United Mexican States, Series M20, 8.50% 2029	11,500	632
United Mexican States, Series M, 8.00% 2047	4,000	201
		63,386
U.S. Treasury bonds & notes 10.23% U.S. Treasury 10.13%
U.S. Treasury 0.125% 2022	$7,186	7,184
U.S. Treasury 1.875% 2022	2,275	2,327
U.S. Treasury 0.125% 2023	1,257	1,256
U.S. Treasury 0.375% 2025	8,493	8,308
U.S. Treasury 2.25% 2027	300	318
U.S. Treasury 2.875% 2028	1,975	2,172
U.S. Treasury 0.625% 2030	3,290	2,993
U.S. Treasury 0.875% 2030[5]	12,544	11,606
U.S. Treasury 1.875% 2041	270	252
U.S. Treasury 2.875% 2046	400	438
U.S. Treasury 1.375% 2050[5]	8,821	6,896
		43,750
U.S. Treasury inflation-protected securities 0.10%
U.S. Treasury Inflation-Protected Security 1.00% 2049[4]	333	418
Total U.S. Treasury bonds & notes		44,168
Corporate bonds, notes & loans 4.84% Financials 1.20%
ACE INA Holdings Inc. 2.875% 2022	10	10
ACE INA Holdings Inc. 3.35% 2026	10	11
ACE INA Holdings Inc. 4.35% 2045	20	24
Allianz SE 4.75% 2049 (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[6]	€100	131
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[6]	$100	105
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[6]	500	499
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[6]	236	254
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[6]	20	20
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[6]	175	187
Commonwealth Bank of Australia 2.688% 2031[3]	225	219
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[6]	130	134
Goldman Sachs Group, Inc. 3.50% 2025	207	224
Goldman Sachs Group, Inc. 4.017% 2038 (3-month USD-LIBOR + 1.373% on 10/31/2037)[6]	78	87
Groupe BPCE SA 0.64% 2022	¥100,000	906
Groupe BPCE SA 5.70% 2023[3]	$200	224
Groupe BPCE SA 1.00% 2025	€100	121
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[6]	$200	222
JPMorgan Chase & Co. 3.25% 2022	28	29
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[6]	160	185
Mizuho Financial Group, Ltd. 2.721% 2023 (3-month USD-LIBOR + 0.84% on 7/16/2022)[6]	271	278
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[6]	200	195
Morgan Stanley 3.125% 2026	110	118
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[6]	72	73
New York Life Insurance Company 3.75% 2050[3]	23	24
PNC Financial Services Group, Inc. 2.854% 2022[6]	100	104
Rabobank Nederland 3.875% 2023	€100	128
American Funds Insurance Series — Global Balanced Fund — Page 123 of 240

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Skandinaviska Enskilda Banken AB 2.80% 2022	$250	$256
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[6]	400	410
		5,178
Utilities 0.93%
Abu Dhabi National Energy Company PJSC (TAQA) 3.625% 2023[3]	200	210
Berkshire Hathaway Energy Company 3.70% 2030	25	28
Berkshire Hathaway Energy Company 1.65% 2031	175	163
CMS Energy Corp. 3.00% 2026	150	159
Duke Energy Carolinas, LLC 3.05% 2023	280	295
Duke Energy Progress, LLC 3.70% 2028	75	83
Edison International 4.125% 2028	160	172
Enel Finance International SA 2.75% 2023[3]	200	208
Enel Finance International SA 3.50% 2028[3]	200	214
Enersis Américas SA 4.00% 2026	35	38
Exelon Corp. 3.40% 2026	150	162
Exelon Corp., junior subordinated, 3.497% 2022[6]	25	26
FirstEnergy Corp. 3.50% 2028[3]	35	36
Interstate Power and Light Co. 2.30% 2030	50	49
NextEra Energy Capital Holdings, Inc. 2.75% 2029	234	240
NextEra Energy Capital Holdings, Inc. 2.25% 2030	478	468
Niagara Mohawk Power Corp. 3.508% 2024[3]	85	92
Pacific Gas and Electric Co. 2.95% 2026	25	26
Pacific Gas and Electric Co. 2.10% 2027	100	98
Pacific Gas and Electric Co. 4.65% 2028	114	126
Pacific Gas and Electric Co. 4.55% 2030	31	34
Pacific Gas and Electric Co. 2.50% 2031	600	567
Pacific Gas and Electric Co. 3.25% 2031	50	50
Pacific Gas and Electric Co. 3.50% 2050	137	119
State Grid Overseas Investment Ltd. 1.25% 2022	€100	119
Xcel Energy Inc. 3.35% 2026	$216	234
		4,016
Communication services 0.61%
AT&T Inc. 2.75% 2031	375	374
AT&T Inc. 2.55% 2033[3]	64	61
Comcast Corp. 3.95% 2025	80	89
Deutsche Telekom International Finance BV 9.25% 2032	45	72
France Télécom 9.00% 2031[6]	65	100
KT Corp. 0.22% 2022	¥100,000	902
T-Mobile US, Inc. 2.05% 2028[3]	$200	196
Verizon Communications Inc. 0.375% 2029	€140	164
Verizon Communications Inc. 2.55% 2031	$325	325
Verizon Communications Inc. 0.75% 2032	€100	117
Walt Disney Company 2.65% 2031	$240	245
		2,645
Energy 0.53%
Canadian Natural Resources Ltd. 2.95% 2030	161	161
Enbridge Inc. 4.25% 2026	70	78
Enbridge Inc. 3.70% 2027	45	49
Energy Transfer Operating, LP 5.00% 2050	315	326
Equinor ASA 1.75% 2026	35	36
Equinor ASA 2.375% 2030	70	70
American Funds Insurance Series — Global Balanced Fund — Page 124 of 240

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Exxon Mobil Corp. 2.992% 2025	$135	$145
Exxon Mobil Corp. 3.482% 2030	127	138
Halliburton Company 3.80% 2025	3	3
MPLX LP 2.65% 2030	75	74
MPLX LP 5.50% 2049	215	253
ONEOK, Inc. 4.45% 2049	143	143
Petróleos Mexicanos 7.19% 2024	MXN3,363	155
Petróleos Mexicanos 7.47% 2026	5,330	229
Shell International Finance BV 3.50% 2023	$330	356
Statoil ASA 3.70% 2024	50	54
		2,270
Health care 0.42%
Abbott Laboratories 3.75% 2026	51	57
Aetna Inc. 2.80% 2023	10	11
Amgen Inc. 1.90% 2025	40	41
Amgen Inc. 2.20% 2027	30	31
AstraZeneca PLC 3.50% 2023	150	160
Bayer US Finance II LLC 3.875% 2023[3]	200	216
Becton, Dickinson and Company 2.894% 2022	47	48
Becton, Dickinson and Company 3.734% 2024	35	38
Becton, Dickinson and Company 3.70% 2027	43	48
Becton, Dickinson and Company 2.823% 2030	28	29
Bristol-Myers Squibb Company 2.90% 2024	114	122
Cigna Corp. 4.125% 2025	80	89
EMD Finance LLC 3.25% 2025[3]	250	268
Medtronic, Inc. 3.50% 2025	31	34
Novartis Capital Corp. 1.75% 2025	31	32
Novartis Capital Corp. 2.00% 2027	34	35
Novartis Capital Corp. 2.20% 2030	73	74
Stryker Corp. 0.75% 2029	€210	251
Takeda Pharmaceutical Company, Ltd. 2.25% 2026	100	130
Thermo Fisher Scientific Inc. 4.133% 2025	$84	93
		1,807
Consumer discretionary 0.36%
Amazon.com, Inc. 2.80% 2024	170	182
Amazon.com, Inc. 1.20% 2027	50	49
Amazon.com, Inc. 2.50% 2050	305	273
Bayerische Motoren Werke AG 3.90% 2025[3]	70	77
Bayerische Motoren Werke AG 4.15% 2030[3]	70	80
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	200	201
Hyundai Capital America 3.25% 2022[3]	65	67
Hyundai Capital America 2.375% 2027[3]	109	110
Hyundai Capital Services Inc. 3.75% 2023[3]	250	264
Toyota Motor Credit Corp. 2.90% 2023	100	105
Toyota Motor Credit Corp. 3.00% 2025	100	107
Toyota Motor Credit Corp. 3.375% 2030	33	36
		1,551
Consumer staples 0.36%
Altria Group, Inc. 1.00% 2023	€110	131
Altria Group, Inc. 2.20% 2027	270	342
Anheuser-Busch InBev NV 4.00% 2028	$100	112
American Funds Insurance Series — Global Balanced Fund — Page 125 of 240

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Anheuser-Busch InBev NV 4.75% 2029	$220	$257
British American Tobacco PLC 3.215% 2026	62	66
British American Tobacco PLC 3.557% 2027	105	112
British American Tobacco PLC 3.462% 2029	75	78
Conagra Brands, Inc. 4.30% 2024	210	232
Keurig Dr Pepper Inc. 4.597% 2028	175	202
		1,532
Real estate 0.18%
American Campus Communities, Inc. 3.75% 2023	100	106
American Campus Communities, Inc. 4.125% 2024	90	99
Equinix, Inc. 2.15% 2030	197	187
Essex Portfolio LP 3.50% 2025	120	130
Essex Portfolio LP 3.375% 2026	40	43
WEA Finance LLC 3.75% 2024[3]	200	212
		777
Information technology 0.13%
Broadcom Inc. 3.15% 2025	17	18
Broadcom Inc. 4.15% 2030	70	76
Broadcom Inc. 3.419% 2033[3]	53	53
Microsoft Corp. 2.40% 2026	187	198
Oracle Corp. 2.65% 2026	216	227
		572
Industrials 0.10%
Carrier Global Corp. 2.242% 2025	36	37
Carrier Global Corp. 2.493% 2027	30	31
CSX Corp. 3.80% 2050	6	6
CSX Corp. 2.50% 2051	75	64
Lima Metro Line 2 Finance Ltd. 5.875% 2034[3]	104	122
United Technologies Corp. 4.125% 2028	170	192
		452
Materials 0.02%
Vale Overseas Ltd. 3.75% 2030	94	98
Total corporate bonds, notes & loans		20,898
Mortgage-backed obligations 0.77% Other mortgage-backed securities 0.77%
Korea Housing Finance Corp. 2.00% 2021[3,7]	250	252
Nordea Kredit 0.50% 2040[7]	DKr1,813	278
Nykredit Realkredit AS, Series 01E, 1.50% 2037[7]	730	120
Nykredit Realkredit AS, Series 01E, 0.50% 2040[7]	8,054	1,232
Nykredit Realkredit AS, Series 01E, 1.50% 2040[7]	1,865	305
Nykredit Realkredit AS, Series 01E, 0.50% 2043[7]	6,130	931
Nykredit Realkredit AS, Series 01E, 0.50% 2050[7]	1,454	216
		3,334
Federal agency mortgage-backed obligations 0.00%
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[7]	$15	16
Total mortgage-backed obligations		3,350
American Funds Insurance Series — Global Balanced Fund — Page 126 of 240

unaudited
Bonds, notes & other debt instruments (continued) Municipals 0.04% Ohio 0.02%		Principal amount (000)	Value (000)
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048		$100	$100
Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052		80	81
Total municipals			181
Asset-backed obligations 0.02%
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[3,7,8]		90	90
Total bonds, notes & other debt instruments (cost: $133,287,000)			132,073
Short-term securities 10.29% Money market investments 9.18%		Shares
Capital Group Central Cash Fund 0.08%[9,10]		396,292	39,633
U.S. Treasury bills 1.11%	Weighted average yield at acquisition	Principal amount (000)
U.S. Treasury 5/11/2021	0.035%	$4,800	4,800
Total short-term securities (cost: $44,431,000)			44,433
Total investment securities 99.76% (cost: $338,896,000)			430,849
Other assets less liabilities 0.24%			1,038
Net assets 100.00%			$431,887
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[11] (000)	Value at 3/31/2021[12] (000)	Unrealized appreciation (depreciation) at 3/31/2021 (000)
90 Day Euro Dollar Futures	Short	201	September 2022	$(50,250)	$(50,064)	$27
90 Day Euro Dollar Futures	Long	201	September 2023	50,250	49,732	(69)
5 Year U.S. Treasury Note Futures	Long	44	July 2021	4,400	5,430	(39)
10 Year Italy Government Bond Futures	Short	6	June 2021	€(600)	(1,051)	(9)
10 Year Euro-Bund Futures	Short	11	June 2021	(1,100)	(2,209)	1
10 Year Ultra U.S. Treasury Note Futures	Short	32	June 2021	$(3,200)	(4,598)	84
30 Year Ultra U.S. Treasury Bond Futures	Short	3	June 2021	(300)	(544)	1
						$(4)
American Funds Insurance Series — Global Balanced Fund — Page 127 of 240

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Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2021 (000)
Purchases (000)	Sales (000)
USD1,489	AUD1,920	HSBC Bank	4/8/2021	$31
USD540	CZK11,700	HSBC Bank	4/8/2021	15
USD564	ILS1,860	HSBC Bank	4/8/2021	8
ZAR6,080	USD406	Goldman Sachs	4/8/2021	6
GBP200	EUR231	Morgan Stanley	4/8/2021	5
USD475	AUD620	Goldman Sachs	4/8/2021	4
NOK460	EUR45	Citibank	4/8/2021	1
EUR1,288	DKK9,580	Morgan Stanley	4/8/2021	—[13]
CZK11,700	EUR448	HSBC Bank	4/8/2021	—[13]
CAD10	USD8	HSBC Bank	4/8/2021	—[13]
USD11	RUB800	Goldman Sachs	4/8/2021	—[13]
CNH1,660	USD256	HSBC Bank	4/8/2021	(3)
USD405	ZAR6,080	Standard Chartered Bank	4/8/2021	(6)
USD573	MXN11,865	Goldman Sachs	4/8/2021	(7)
AUD590	USD457	Bank of America	4/8/2021	(9)
JPY129,600	USD1,217	Bank of America	4/8/2021	(46)
EUR3,077	USD3,706	Bank of America	4/8/2021	(98)
USD568	JPY61,500	Standard Chartered Bank	4/9/2021	12
USD501	JPY55,000	Bank of America	4/9/2021	4
USD907	JPY100,000	Bank of America	4/9/2021	4
USD237	CAD300	Bank of America	4/9/2021	(2)
JPY82,700	USD762	Goldman Sachs	4/9/2021	(15)
USD490	AUD630	Bank of New York Mellon	4/22/2021	12
USD426	INR31,100	Citibank	4/22/2021	2
USD199	COP713,000	HSBC Bank	4/23/2021	4
KRW1,421,430	USD1,262	Citibank	4/23/2021	(6)
USD784	EUR660	HSBC Bank	4/26/2021	10
USD290	GBP210	Standard Chartered Bank	4/26/2021	—[13]
USD503	BRL2,788	Citibank	4/27/2021	8
USD111	TRY930	Bank of America	5/5/2021	1
TRY1,880	USD254	Goldman Sachs	5/5/2021	(32)
USD181	COP661,400	Citibank	5/6/2021	1
USD310	CNH2,040	HSBC Bank	5/6/2021	—[13]
USD336	CLP245,100	Goldman Sachs	5/6/2021	(4)
USD1,002	GBP720	Goldman Sachs	5/17/2021	9
USD497	KRW565,000	Standard Chartered Bank	5/17/2021	(2)
KRW565,000	USD511	Standard Chartered Bank	5/17/2021	(12)
SEK1,830	USD221	Bank of America	5/17/2021	(12)
USD499	GBP360	Standard Chartered Bank	5/19/2021	2
USD863	MYR3,500	HSBC Bank	5/24/2021	21
USD604	BRL3,300	Citibank	5/24/2021	19
USD205	TRY1,820	JPMorgan Chase	5/25/2021	(7)
TRY1,820	USD244	Morgan Stanley	5/25/2021	(32)
USD405	NZD570	Standard Chartered Bank	6/10/2021	7
AUD340	USD264	Bank of New York Mellon	6/15/2021	(6)
CAD370	USD297	Standard Chartered Bank	6/17/2021	(3)
CAD310	USD250	Bank of New York Mellon	6/17/2021	(3)
USD257	MXN5,320	Bank of America	6/22/2021	(1)
USD494	EUR420	Citibank	7/1/2021	1
				$(119)
American Funds Insurance Series — Global Balanced Fund — Page 128 of 240

unaudited
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2021 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 3/31/2021 (000)
3-month AUD-BBSW	0.29%	3/4/2024	A$3,190	$3	$—	$3
0.3653%	3-month USD-LIBOR	3/5/2024	$2,470	(9)	—	(9)
(0.0331)%	6-month JPY-LIBOR	3/16/2024	¥178,000	(1)	—	(1)
(0.03625)%	6-month JPY-LIBOR	3/16/2024	356,000	(1)	—	(1)
(0.4545)%	6-month EURIBOR	4/1/2024	€3,500	1	—	1
(0.454)%	6-month EURIBOR	4/1/2024	3,500	—[13]	—	—[13]
1.72375%	6-month AUD-BBSW	3/4/2031	A$1,050	(8)	—	(8)
3-month USD-LIBOR	1.4822%	3/5/2031	$790	22	—	22
6-month JPY-LIBOR	0.52145%	3/16/2051	¥19,000	2	—	2
6-month JPY-LIBOR	0.5675%	3/16/2051	38,000	—[13]	—	—[13]
6-month EURIBOR	0.5082%	4/1/2051	€370	(4)	—	(4)
6-month EURIBOR	0.5092%	4/1/2051	370	(4)	—	(4)
					$—	$1
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 3/31/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 3/31/2021 (000)
ITRXEUR.IG.35	1.00%/Quarterly	6/20/2026	$1,990	$(58)	$(55)	$(3)
Investments in affiliates10

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 3/31/2021 (000)	Dividend income (000)
Short-term securities 9.18%
Money market investments 9.18%
Capital Group Central Cash Fund 0.08%[9]	$24,329	$76,636	$61,332	$—[13]	$—[13]	$39,633	$8
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $118,986,000, which represented 27.55% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,401,000, which represented 1.02% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $370,000, which represented .09% of the net assets of the fund.
[6]	Step bond; coupon rate may change at a later date.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[9]	Rate represents the seven-day yield at 3/31/2021.
[10]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[11]	Notional amount is calculated based on the number of contracts and notional contract size.
[12]	Value is calculated based on the notional amount and current market price.
[13]	Amount less than one thousand.
American Funds Insurance Series — Global Balanced Fund — Page 129 of 240

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Key to abbreviations and symbols
ADR = American Depositary Receipts	KRW = South Korean won
AUD/A$ = Australian dollars	LIBOR = London Interbank Offered Rate
BRL = Brazilian reais	MXN = Mexican pesos
BBSW = Bank Bill Swap Rate	MYR = Malaysian ringgits
CAD/C$ = Canadian dollars	NOK/NKr = Norwegian kroner
CLP = Chilean pesos	NZD = New Zealand dollars
CNH/CNY = Chinese yuan renminbi	PEN = Peruvian nuevos soles
COP = Colombian pesos	PLN = Polish zloty
CZK = Czech korunas	Ref. = Refunding
DKK/DKr = Danish kroner	Rev. = Revenue
EUR/€ = Euros	RUB = Russian rubles
EURIBOR = Euro Interbank Offered Rate	SEK = Swedish kronor
GBP/£ = British pounds	SOFR = Secured Overnight Financing Rate
IDR = Indonesian rupiah	TRY = Turkish lira
ILS = Israeli shekels	USD/$ = U.S. dollars
INR = Indian rupees	ZAR = South African rand
JPY/¥ = Japanese yen
American Funds Insurance Series — Global Balanced Fund — Page 130 of 240

Bond Fund
Investment portfolio
March 31, 2021
unaudited
Bonds, notes & other debt instruments 98.73% Mortgage-backed obligations 32.70% Federal agency mortgage-backed obligations 31.79%	Principal amount (000)	Value (000)
Fannie Mae Pool #976945 5.50% 2023[1]	$48	$49
Fannie Mae Pool #AB1068 4.50% 2025[1]	122	130
Fannie Mae Pool #AB4088 3.00% 2026[1]	562	595
Fannie Mae Pool #AJ9156 3.00% 2026[1]	300	318
Fannie Mae Pool #AJ6967 3.00% 2026[1]	146	154
Fannie Mae Pool #AJ5522 3.00% 2026[1]	4	4
Fannie Mae Pool #256133 4.50% 2026[1]	154	167
Fannie Mae Pool #AK5394 3.00% 2027[1]	693	733
Fannie Mae Pool #AL5603 3.00% 2027[1]	624	659
Fannie Mae Pool #AX3597 3.00% 2027[1]	281	297
Fannie Mae Pool #AL4641 3.00% 2027[1]	273	288
Fannie Mae Pool #AB4281 3.00% 2027[1]	124	132
Fannie Mae Pool #AJ9355 3.00% 2027[1]	79	84
Fannie Mae Pool #AB4486 3.00% 2027[1]	62	66
Fannie Mae Pool #AB5236 3.00% 2027[1]	25	26
Fannie Mae Pool #AO0800 3.00% 2027[1]	21	22
Fannie Mae Pool #AK0971 3.00% 2027[1]	11	11
Fannie Mae Pool #AL3802 3.00% 2028[1]	874	924
Fannie Mae Pool #AR3058 3.00% 2028[1]	103	109
Fannie Mae Pool #AL8241 3.00% 2029[1]	827	873
Fannie Mae Pool #BM4299 3.00% 2030[1]	2,431	2,566
Fannie Mae Pool #AL9573 3.00% 2031[1]	99	105
Fannie Mae Pool #AS8018 3.00% 2031[1]	75	80
Fannie Mae Pool #BM4741 3.00% 2032[1]	58	62
Fannie Mae Pool #924866 1.64% 2037[1,2]	720	728
Fannie Mae Pool #945680 6.00% 2037[1]	668	795
Fannie Mae Pool #913966 6.00% 2037[1]	69	80
Fannie Mae Pool #889982 5.50% 2038[1]	1,418	1,668
Fannie Mae Pool #988588 5.50% 2038[1]	261	306
Fannie Mae Pool #AB1297 5.00% 2040[1]	320	372
Fannie Mae Pool #AH9479 5.00% 2041[1]	1,850	2,154
Fannie Mae Pool #AH8144 5.00% 2041[1]	1,598	1,859
Fannie Mae Pool #AI1862 5.00% 2041[1]	1,447	1,684
Fannie Mae Pool #AI3510 5.00% 2041[1]	870	1,013
Fannie Mae Pool #AJ0704 5.00% 2041[1]	829	965
Fannie Mae Pool #AJ5391 5.00% 2041[1]	452	522
Fannie Mae Pool #BM6240 2.325% 2044[1,2]	2,781	2,943
Fannie Mae Pool #AZ3904 4.00% 2045[1]	77	84
Fannie Mae Pool #FM5291 3.00% 2046[1]	179,584	191,423
Fannie Mae Pool #AL8522 3.50% 2046[1]	1,401	1,513
Fannie Mae Pool #BD1968 4.00% 2046[1]	2,137	2,335
Fannie Mae Pool #BE0592 4.00% 2046[1]	761	819
Fannie Mae Pool #BD5477 4.00% 2046[1]	468	512
Fannie Mae Pool #BM5632 3.00% 2047[1]	43,279	45,454
Fannie Mae Pool #FM1000 3.00% 2047[1]	31,318	32,819
American Funds Insurance Series — Bond Fund — Page 131 of 240

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA0770 3.50% 2047[1]	$9,337	$9,933
Fannie Mae Pool #BJ1910 3.50% 2047[1]	3,963	4,204
Fannie Mae Pool #MA3210 3.50% 2047[1]	3,268	3,468
Fannie Mae Pool #CA0706 4.00% 2047[1]	220	238
Fannie Mae Pool #MA3058 4.00% 2047[1]	90	97
Fannie Mae Pool #BM4413 4.50% 2047[1]	6,244	6,832
Fannie Mae Pool #BF0293 3.00% 2048[1]	11,885	12,615
Fannie Mae Pool #FM4891 3.50% 2048[1]	36,749	39,489
Fannie Mae Pool #BF0318 3.50% 2048[1]	11,096	11,992
Fannie Mae Pool #MA3332 3.50% 2048[1]	8,236	8,734
Fannie Mae Pool #MA3305 3.50% 2048[1]	4,845	5,140
Fannie Mae Pool #CA1189 3.50% 2048[1]	2,659	2,824
Fannie Mae Pool #FM1755 3.50% 2048[1]	1,312	1,388
Fannie Mae Pool #MA3356 3.50% 2048[1]	93	98
Fannie Mae Pool #BK0920 4.00% 2048[1]	1,323	1,420
Fannie Mae Pool #BJ9252 4.00% 2048[1]	415	445
Fannie Mae Pool #MA3384 4.00% 2048[1]	248	267
Fannie Mae Pool #BJ9256 4.00% 2048[1]	234	251
Fannie Mae Pool #BJ0639 4.00% 2048[1]	183	197
Fannie Mae Pool #BJ9169 4.00% 2048[1]	150	161
Fannie Mae Pool #BK0915 4.00% 2048[1]	123	132
Fannie Mae Pool #BJ5749 4.00% 2048[1]	30	33
Fannie Mae Pool #BM4676 4.00% 2048[1]	22	24
Fannie Mae Pool #CA2493 4.50% 2048[1]	1,497	1,634
Fannie Mae Pool #CA4534 3.00% 2049[1]	15,286	16,098
Fannie Mae Pool #CA3807 3.00% 2049[1]	2,047	2,165
Fannie Mae Pool #CA3806 3.00% 2049[1]	1,200	1,271
Fannie Mae Pool #FM0007 3.50% 2049[1]	28,866	30,954
Fannie Mae Pool #CA4802 3.50% 2049[1]	27,827	30,009
Fannie Mae Pool #FM1954 3.50% 2049[1]	13,082	13,979
Fannie Mae Pool #FM1589 3.50% 2049[1]	8,254	8,821
Fannie Mae Pool #FM1262 4.00% 2049[1]	112,245	122,167
Fannie Mae Pool #FM5507 3.00% 2050[1]	24,056	25,763
Fannie Mae Pool #MA4256 2.50% 2051[1]	2,817	2,895
Fannie Mae Pool #CA8969 3.00% 2051[1]	1,569	1,658
Fannie Mae Pool #BF0145 3.50% 2057[1]	16,813	18,372
Fannie Mae Pool #BF0264 3.50% 2058[1]	13,380	14,534
Fannie Mae Pool #BF0332 3.00% 2059[1]	29,553	31,962
Fannie Mae, Series 2001-4, Class GA, 9.023% 2025[1,2]	—[3]	—[3]
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[1]	10	11
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[1]	23	27
Fannie Mae, Series 2002-W1, Class 2A, 5.409% 2042[1,2]	28	32
Freddie Mac Pool #ZA2657 3.00% 2026[1]	408	432
Freddie Mac Pool #ZK3537 3.00% 2026[1]	77	82
Freddie Mac Pool #ZK4277 3.00% 2027[1]	529	559
Freddie Mac Pool #ZK3836 3.00% 2027[1]	174	184
Freddie Mac Pool #ZK3970 3.00% 2027[1]	162	171
Freddie Mac Pool #ZS6521 3.00% 2027[1]	110	117
Freddie Mac Pool #ZK3893 3.00% 2027[1]	54	58
Freddie Mac Pool #ZK4162 3.00% 2027[1]	40	43
Freddie Mac Pool #ZS8452 3.00% 2027[1]	13	14
Freddie Mac Pool #ZS8463 3.00% 2027[1]	5	6
Freddie Mac Pool #ZK4039 3.00% 2027[1]	6	6
Freddie Mac Pool #ZS8507 3.00% 2028[1]	205	217
American Funds Insurance Series — Bond Fund — Page 132 of 240

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #ZK7590 3.00% 2029[1]	$4,286	$4,547
Freddie Mac Pool #ZK7593 3.00% 2029[1]	216	230
Freddie Mac Pool #ZT1931 3.00% 2033[1]	275	290
Freddie Mac Pool #A15120 5.50% 2033[1]	63	71
Freddie Mac Pool #QN1073 3.00% 2034[1]	107	113
Freddie Mac Pool #G05196 5.50% 2038[1]	79	93
Freddie Mac Pool #G05267 5.50% 2038[1]	57	67
Freddie Mac Pool #G06020 5.50% 2039[1]	112	131
Freddie Mac Pool #A93948 4.50% 2040[1]	226	253
Freddie Mac Pool #G05860 5.50% 2040[1]	400	470
Freddie Mac Pool #G06868 4.50% 2041[1]	264	296
Freddie Mac Pool #G06841 5.50% 2041[1]	645	758
Freddie Mac Pool #841039 2.754% 2043[1,2]	2,697	2,869
Freddie Mac Pool #G60138 3.50% 2045[1]	21,885	23,829
Freddie Mac Pool #Z40130 3.00% 2046[1]	28,415	30,301
Freddie Mac Pool #G61733 3.00% 2047[1]	7,105	7,513
Freddie Mac Pool #ZS4747 3.50% 2047[1]	7,748	8,221
Freddie Mac Pool #Q52157 3.50% 2047[1]	3,545	3,767
Freddie Mac Pool #G08788 3.50% 2047[1]	1,607	1,702
Freddie Mac Pool #G08789 4.00% 2047[1]	1,394	1,506
Freddie Mac Pool #G67709 3.50% 2048[1]	21,546	23,254
Freddie Mac Pool #G61628 3.50% 2048[1]	579	622
Freddie Mac Pool #G08804 3.50% 2048[1]	100	106
Freddie Mac Pool #SI2002 4.00% 2048[1]	2,777	2,988
Freddie Mac Pool #Q58494 4.00% 2048[1]	1,720	1,849
Freddie Mac Pool #QA4673 3.00% 2049[1]	40,797	43,183
Freddie Mac Pool #SD7507 3.00% 2049[1]	26,430	27,960
Freddie Mac Pool #SD7509 3.00% 2049[1]	8,015	8,476
Freddie Mac Pool #QA5125 3.50% 2049[1]	25,508	27,502
Freddie Mac Pool #SD7508 3.50% 2049[1]	18,142	19,565
Freddie Mac Pool #RA1369 3.50% 2049[1]	3,953	4,223
Freddie Mac Pool #ZN4842 3.50% 2049[1]	1,547	1,662
Freddie Mac Pool #RA2020 3.00% 2050[1]	3,022	3,177
Freddie Mac, Series 3061, Class PN, 5.50% 2035[1]	85	99
Freddie Mac, Series 3318, Class JT, 5.50% 2037[1]	218	249
Freddie Mac, Series K716, Class A2, Multi Family, 3.13% 2021[1]	3,820	3,828
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[1]	4,300	4,382
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[1]	9,143	9,274
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[1]	182	167
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[1]	175	158
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	14,106	15,153
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[1]	2,977	3,208
Government National Mortgage Assn. 2.00% 2051[1,4]	178,810	180,262
Government National Mortgage Assn. 2.00% 2051[1,4]	71,190	71,649
Government National Mortgage Assn. Pool #MA5817 4.00% 2049[1]	32,245	34,543
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[1]	4,649	4,980
Government National Mortgage Assn. Pool #MA6221 4.50% 2049[1]	14,905	16,142
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[1]	1,583	1,716
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[1]	37,846	41,442
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[1]	100	110
Government National Mortgage Assn. Pool #MA7193 2.50% 2051[1]	18,512	19,114
Uniform Mortgage-Backed Security 1.50% 2036[1,4]	308,899	309,832
Uniform Mortgage-Backed Security 2.00% 2036[1,4]	535,196	548,624
Uniform Mortgage-Backed Security 2.00% 2036[1,4]	105,988	108,781
American Funds Insurance Series — Bond Fund — Page 133 of 240

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 2.50% 2036[1,4]	$42,779	$44,491
Uniform Mortgage-Backed Security 2.50% 2036[1,4]	23,776	24,740
Uniform Mortgage-Backed Security 2.50% 2051[1,4]	783,823	801,000
Uniform Mortgage-Backed Security 2.50% 2051[1,4]	13,558	13,885
Uniform Mortgage-Backed Security 3.00% 2051[1,4]	118,673	123,643
Uniform Mortgage-Backed Security 3.00% 2051[1,4]	97,098	101,103
Uniform Mortgage-Backed Security 3.00% 2051[1,4]	15,993	16,659
Uniform Mortgage-Backed Security 3.50% 2051[1,4]	35,268	37,259
Uniform Mortgage-Backed Security 4.00% 2051[1,4]	52,938	56,801
Uniform Mortgage-Backed Security 4.50% 2051[1,4]	68,056	74,096
		3,651,709
Collateralized mortgage-backed obligations (privately originated) 0.59%
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[1,5]	348	352
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.709% 2029[1,2,5]	3,175	3,192
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[1,2,5]	1,328	1,350
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[1,2,5]	1,069	1,106
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 2029[1,2,5]	1,950	1,959
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 2029[1,2,5]	475	477
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M3, 3.257% 2029[1,2,5]	243	240
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,2,5]	1,068	1,070
Citigroup Mortgage Loan Trust Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[1,2,5]	1,157	1,167
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[1,5]	1,612	1,643
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[1,5]	4,306	4,651
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[1,5]	3,588	3,867
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[1]	240	261
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 2050[1,2,5]	3,654	3,768
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[1,2,5]	1,437	1,440
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.106% 2023[1,2,5]	11,402	11,450
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[1,2,5]	1,731	1,768
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[1,2,5]	1,456	1,457
TIF Funding II LLC, Series 2020-1A, Class A, 2.09% 2045[1,5]	5,092	5,069
TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[1,5]	4,171	4,030
TIF Funding II LLC, Series 2021-1A, Class B, 2.54% 2046[1,5]	151	148
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[1,5]	16,742	17,019
		67,484
Commercial mortgage-backed securities 0.32%
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[1]	100	110
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[1]	770	864
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[1]	1,018	1,086
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[1]	130	141
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[1]	205	226
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[1,2]	2,444	2,775
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[1]	295	297
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[1]	2,541	2,895
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[1,2]	781	902
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[1]	250	267
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[1]	610	668
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 2045[1,5]	430	429
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[1,2,5]	312	334
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[1]	350	379
American Funds Insurance Series — Bond Fund — Page 134 of 240

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.563% 2048[1,2]	$204	$219
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[1,2]	300	315
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[1]	200	215
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[1,5]	2,601	2,571
GS Mortgage Securities Trust, Series 2011-GC5, Class B, 5.406% 2044[1,2,5]	530	530
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[1]	400	434
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[1]	100	112
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[1]	1,536	1,543
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[1]	3,280	3,549
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[1]	640	706
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 2031[1,5]	785	815
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[1,2]	2,040	2,239
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[1,5]	153	153
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[1]	2,038	2,206
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306% 2048[1]	410	440
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72% 2049[1]	245	271
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[1]	730	799
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.608% 2049[1,2]	208	218
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 2048[1]	2,437	2,637
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.094% 2048[1,2]	220	231
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 2049[1]	350	352
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[1]	130	140
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[1]	2,550	2,824
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[1]	1,019	1,081
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[1]	250	274
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[1]	205	225
		36,472
Total mortgage-backed obligations		3,755,665
Corporate bonds, notes & loans 32.62% Financials 6.48%
ACE INA Holdings Inc. 2.875% 2022	3,625	3,751
ACE INA Holdings Inc. 3.35% 2026	2,025	2,208
ACE INA Holdings Inc. 4.35% 2045	2,220	2,631
AerCap Holdings NV 6.50% 2025	1,798	2,097
Ally Financial Inc. 5.125% 2024	1,500	1,692
Ally Financial Inc. 8.00% 2031	8,479	11,449
Ally Financial Inc. 8.00% 2031	7,070	9,858
American International Group, Inc. 4.20% 2028	9,875	11,103
Assicurazioni Generali SpA 10.125% 2042 (3-month EUR-EURIBOR + 9.181% on 7/10/2022)[6]	€3,800	5,040
Banco Do Brasil, SA 4.75% 2024[5]	$10,000	10,615
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[6]	6,000	6,022
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[6]	10,129	10,884
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[6]	21,177	19,946
Bank of China Ltd. (Hong Kong Branch) 3.875% 2025	236	257
Bank of China Ltd. (Hong Kong Branch) 4.00% 2028	200	217
Berkshire Hathaway Finance Corp. 4.20% 2048	8,720	10,079
BNP Paribas 3.80% 2024[5]	18,775	20,255
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[5,6]	2,875	3,027
BNP Paribas 3.375% 2025[5]	6,425	6,904
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[5,6]	12,000	12,312
BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[5,6]	8,425	8,245
CIT Group Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[6]	5,410	5,728
American Funds Insurance Series — Bond Fund — Page 135 of 240

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
CIT Group Inc. 4.75% 2024	$2,066	$2,250
Citigroup Inc. 4.60% 2026	1,800	2,032
Citigroup Inc. 3.668% 2028 (3-month USD-LIBOR + 1.39% on 7/24/2027)[6]	1,000	1,094
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[5,6]	4,450	4,514
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[5,6]	3,400	3,328
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[5,6]	12,000	12,411
Credit Suisse Group AG 3.80% 2023	12,925	13,722
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[5,6]	500	534
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[5,6]	850	882
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[5,6]	5,750	5,849
Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)[5,6]	10,950	10,565
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[5,6]	3,096	3,372
Deutsche Bank AG 3.375% 2021	1,300	1,304
Deutsche Bank AG 4.25% 2021	525	535
Deutsche Bank AG 3.30% 2022	2,695	2,800
Deutsche Bank AG 5.00% 2022	2,675	2,770
Deutsche Bank AG 3.95% 2023	6,350	6,710
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[6]	10,475	10,759
Deutsche Bank AG 3.70% 2024	4,950	5,299
Deutsche Bank AG 3.70% 2024	2,750	2,940
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[6]	8,586	9,305
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[6]	42,264	42,398
Deutsche Bank AG 4.10% 2026	7,305	7,904
Deutsche Bank AG 4.10% 2026	857	930
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[6]	2,900	2,998
Deutsche Bank AG 3.729% 2032 (USD-SOFR + 2.757% on 1/14/2031)[6]	4,000	3,883
GE Capital Funding, LLC 4.05% 2027[5]	5,078	5,663
GE Capital Funding, LLC 4.40% 2030[5]	10,000	11,330
Goldman Sachs Group, Inc. 5.75% 2022	4,800	5,010
Goldman Sachs Group, Inc. 1.431% 2027 (USD-SOFR + 0.795% on 3/9/2026)[6]	12,000	11,898
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[6]	9,600	10,525
Goldman Sachs Group, Inc., junior subordinated, 5.30% (3-month USD-LIBOR + 3.834% on 11/10/2026)[6]	1,750	1,934
Groupe BPCE SA 2.75% 2023[5]	6,875	7,148
Groupe BPCE SA 5.70% 2023[5]	28,166	31,490
Groupe BPCE SA 5.15% 2024[5]	5,481	6,140
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[5,6]	6,350	6,342
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[6]	12,000	13,498
Intesa Sanpaolo SpA 3.375% 2023[5]	10,035	10,463
Intesa Sanpaolo SpA 3.25% 2024[5]	770	821
Intesa Sanpaolo SpA 5.017% 2024[5]	68,143	74,467
Intesa Sanpaolo SpA 5.71% 2026[5]	15,400	17,271
Intesa Sanpaolo SpA 3.875% 2027[5]	6,250	6,764
Intesa Sanpaolo SpA 3.875% 2028[5]	1,986	2,117
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[6]	9,600	10,390
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[6]	11,980	13,566
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[6]	1,766	1,764
Lloyds Banking Group PLC 2.438% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[6]	2,675	2,772
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[6]	6,000	5,964
Lloyds Banking Group PLC 4.375% 2028	8,825	9,914
MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[5,6]	1,405	1,956
MetLife, Inc. 3.60% 2025	3,490	3,840
Morgan Stanley 2.50% 2021	19,200	19,219
American Funds Insurance Series — Bond Fund — Page 136 of 240

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[6]	$2,300	$2,427
New York Life Insurance Company 3.75% 2050[5]	1,702	1,806
PNC Financial Services Group, Inc. 2.854% 2022[6]	5,850	6,078
PNC Funding Corp. 3.30% 2022	8,700	8,922
Rede D’Or Finance SARL 4.50% 2030[5]	3,000	2,949
Santander Holdings USA, Inc. 3.50% 2024	8,325	8,905
Synchrony Financial 2.85% 2022	5,400	5,547
Synchrony Financial 4.375% 2024	3,640	3,970
Travelers Companies, Inc. 2.55% 2050	768	688
UniCredit SpA 3.75% 2022[5]	2,545	2,620
UniCredit SpA 6.572% 2022[5]	11,295	11,776
UniCredit SpA 4.625% 2027[5]	1,395	1,571
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[5,6]	16,130	17,881
UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)[5,6]	10,221	12,054
UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)[5,6]	606	643
Wells Fargo & Company 2.10% 2021	16,800	16,897
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[6]	20,480	21,403
		743,811
Energy 4.88%
Apache Corp. 4.625% 2025	645	665
Apache Corp. 4.875% 2027	5,475	5,620
Apache Corp. 4.25% 2030	2,465	2,406
Apache Corp. 4.75% 2043	12,100	11,241
Apache Corp. 4.25% 2044	2,100	1,895
Apache Corp. 5.35% 2049	800	766
Boardwalk Pipeline Partners, LP 3.375% 2023	1,900	1,966
BP Capital Markets PLC 3.00% 2050	8,284	7,607
Canadian Natural Resources Ltd. 2.05% 2025	754	763
Canadian Natural Resources Ltd. 3.85% 2027	1,151	1,247
Canadian Natural Resources Ltd. 2.95% 2030	2,212	2,209
Cenovus Energy Inc. 3.80% 2023	1,120	1,184
Cenovus Energy Inc. 5.375% 2025	5,000	5,623
Cenovus Energy Inc. 4.25% 2027	13,897	15,041
Cenovus Energy Inc. 5.25% 2037	770	834
Cenovus Energy Inc. 5.40% 2047	15,180	16,937
Cheniere Energy, Inc. 7.00% 2024	410	472
Cheniere Energy, Inc. 5.125% 2027	16,000	18,316
Cheniere Energy, Inc. 3.70% 2029	7,369	7,780
Chevron Corp. 2.355% 2022	4,800	4,942
Chevron USA Inc. 4.95% 2047	2,729	3,439
Columbia Pipeline Partners LP 5.80% 2045	1,410	1,746
ConocoPhillips 4.30% 2028[5]	3,973	4,508
DCP Midstream Operating LP 4.95% 2022	500	513
Enbridge Energy Partners, LP 4.20% 2021	6,325	6,372
Enbridge Energy Partners, LP 5.875% 2025	7,700	9,079
Enbridge Energy Partners, LP 7.375% 2045	18,154	25,735
Enbridge Inc. 4.00% 2023	1,500	1,610
Energy Transfer Operating, LP 5.875% 2024	294	327
Energy Transfer Operating, LP 2.90% 2025	4,402	4,585
Energy Transfer Operating, LP 3.75% 2030	7,707	7,955
Energy Transfer Operating, LP 5.00% 2050	18,718	19,404
Energy Transfer Partners, LP 4.20% 2023	2,860	3,066
Energy Transfer Partners, LP 4.50% 2024	4,915	5,365
American Funds Insurance Series — Bond Fund — Page 137 of 240

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Energy Transfer Partners, LP 4.75% 2026	$1,506	$1,673
Energy Transfer Partners, LP 4.20% 2027	45	49
Energy Transfer Partners, LP 4.95% 2028	4,559	5,105
Energy Transfer Partners, LP 5.25% 2029	1,275	1,452
Energy Transfer Partners, LP 6.125% 2045	11,780	13,587
Energy Transfer Partners, LP 5.30% 2047	10,459	11,078
Energy Transfer Partners, LP 6.00% 2048	1,868	2,152
Energy Transfer Partners, LP 6.25% 2049	1,775	2,088
Energy Transfer Partners, LP, junior subordinated, 6.25% (3-month USD-LIBOR + 4.028% on 2/15/2023)[6]	7,850	6,419
Energy Transfer Partners, LP, junior subordinated, 6.625% (3-month USD-LIBOR + 4.155% on 2/15/2028)[6]	500	444
Enterprise Products Operating LLC 3.20% 2052	3,031	2,773
EOG Resources, Inc. 4.375% 2030	206	237
EQT Corp. 3.00% 2022	6,700	6,823
EQT Corp. 8.50% 2030[6]	7,500	9,574
Equinor ASA 3.625% 2028	4,928	5,414
Equinor ASA 3.125% 2030	20,000	21,172
Equinor ASA 3.25% 2049	5,687	5,579
Exxon Mobil Corp. 3.043% 2026	4,625	4,994
Exxon Mobil Corp. 3.452% 2051	475	481
Kinder Morgan Energy Partners, LP 6.50% 2037	900	1,142
Kinder Morgan Energy Partners, LP 5.50% 2044	700	821
Kinder Morgan, Inc. 5.30% 2034	760	898
MPLX LP 1.75% 2026	5,557	5,569
MPLX LP 4.00% 2028	4,665	5,155
MPLX LP 2.65% 2030	2,404	2,359
MPLX LP 5.50% 2049	4,741	5,578
Occidental Petroleum Corp. 2.90% 2024	4,336	4,294
Odebrecht Drilling Norbe 7.35% 2026 (86.39% PIK)[5,7]	37	15
Odebrecht Drilling Norbe 0% 2049[5]	1,150	8
ONEOK, Inc. 2.20% 2025	193	197
ONEOK, Inc. 5.85% 2026	896	1,050
ONEOK, Inc. 3.10% 2030	540	544
ONEOK, Inc. 6.35% 2031	2,794	3,515
ONEOK, Inc. 5.20% 2048	9,563	10,478
ONEOK, Inc. 4.50% 2050	1,266	1,272
ONEOK, Inc. 7.15% 2051	3,275	4,428
Petrobras Global Finance Co. 5.093% 2030	5,000	5,203
Petrobras Global Finance Co. 6.90% 2049	4,000	4,387
Petróleos Mexicanos 6.875% 2025[5]	3,663	3,973
Petróleos Mexicanos 6.875% 2025	1,337	1,450
Petróleos Mexicanos 6.875% 2026	43,810	46,974
Petróleos Mexicanos 6.50% 2027	29,533	30,910
Pioneer Natural Resources Company 1.90% 2030	3,175	2,949
Plains All American Pipeline, LP 3.80% 2030	590	602
Sabine Pass Liquefaction, LLC 6.25% 2022	2,300	2,389
Sabine Pass Liquefaction, LLC 5.625% 2023[6]	1,000	1,085
Sabine Pass Liquefaction, LLC 5.75% 2024	8,000	9,032
Sabine Pass Liquefaction, LLC 5.625% 2025	10,000	11,440
Sabine Pass Liquefaction, LLC 5.875% 2026	15,700	18,404
Sabine Pass Liquefaction, LLC 4.50% 2030	1,032	1,160
Saudi Arabian Oil Co. 2.875% 2024[5]	4,885	5,150
Saudi Arabian Oil Co. 1.625% 2025[5]	1,410	1,421
Schlumberger BV 4.00% 2025[5]	7,915	8,763
Shell International Finance BV 3.875% 2028	9,410	10,514
American Funds Insurance Series — Bond Fund — Page 138 of 240

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Southwestern Energy Co. 6.45% 2025[6]	$920	$989
Sunoco Logistics Operating Partners, LP 5.40% 2047	6,190	6,694
Targa Resources Partners LP 5.375% 2027	175	182
TC PipeLines, LP 4.375% 2025	405	449
Total Capital Canada Ltd. 2.75% 2023	2,140	2,255
Total Capital International 3.127% 2050	1,693	1,598
TransCanada PipeLines Ltd. 4.25% 2028	11,275	12,685
TransCanada PipeLines Ltd. 4.10% 2030	4,776	5,330
Western Midstream Operating, LP 4.35% 2025[6]	2,782	2,884
Western Midstream Operating, LP 5.30% 2030[6]	2,202	2,394
Western Midstream Operating, LP 6.50% 2050[6]	3,079	3,335
Williams Partners LP 4.50% 2023	500	545
Williams Partners LP 4.30% 2024	595	648
WPX Energy, Inc. 4.50% 2030	5,197	5,604
		561,033
Utilities 4.33%
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2025[5]	10,500	11,730
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2026[5]	300	340
Ameren Corp. 3.50% 2031	325	345
Ameren Corp. 4.50% 2049	2,875	3,469
Berkshire Hathaway Energy Company 4.50% 2045	5,895	6,854
Comisión Federal de Electricidad 3.348% 2031[5]	6,000	5,783
Comisión Federal de Electricidad 4.677% 2051[5]	6,050	5,692
Consolidated Edison Company of New York, Inc. 3.875% 2047	7,855	8,340
Consumers Energy Co. 4.05% 2048	8,270	9,523
Consumers Energy Co. 3.75% 2050	5,625	6,216
Duke Energy Corp. 3.75% 2024	3,826	4,128
Duke Energy Florida, LLC 3.40% 2046	6,445	6,579
Duke Energy Progress, LLC 3.70% 2028	3,750	4,158
Edison International 3.125% 2022	2,900	2,999
Edison International 3.55% 2024	6,850	7,368
Edison International 4.95% 2025	175	196
Edison International 5.75% 2027	3,181	3,716
Edison International 4.125% 2028	3,644	3,914
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]	1,950	2,220
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[5,6]	1,000	1,165
Entergy Louisiana, LLC 4.20% 2048	6,325	7,141
Eversource Energy 2.75% 2022	527	538
Eversource Energy 3.80% 2023	5,000	5,408
Exelon Corp. 3.40% 2026	1,570	1,700
Exelon Corp. 4.70% 2050	250	300
FirstEnergy Corp. 3.35% 2022[6]	8,750	8,885
FirstEnergy Corp. 1.60% 2026	481	468
FirstEnergy Corp. 4.40% 2027[6]	12,178	13,105
FirstEnergy Corp. 3.50% 2028[5]	2,400	2,457
FirstEnergy Corp., Series B, 4.75% 2023[6]	2,750	2,899
FirstEnergy Transmission LLC 2.866% 2028[5]	4,000	4,039
Georgia Power Co. 3.70% 2050	1,938	1,996
IPALCO Enterprises, Inc. 3.70% 2024	200	216
Mississippi Power Co. 4.25% 2042	11,247	12,441
Niagara Mohawk Power Corp. 3.508% 2024[5]	7,575	8,176
Niagara Mohawk Power Corp. 4.278% 2034[5]	1,000	1,143
American Funds Insurance Series — Bond Fund — Page 139 of 240

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 1.75% 2022	$13,000	$13,020
Pacific Gas and Electric Co. 1.367% 2023	11,550	11,555
Pacific Gas and Electric Co. 3.25% 2023	5,615	5,851
Pacific Gas and Electric Co. 3.40% 2024	2,000	2,120
Pacific Gas and Electric Co. 3.75% 2024	2,750	2,926
Pacific Gas and Electric Co. 2.95% 2026	10,850	11,192
Pacific Gas and Electric Co. 3.15% 2026	24,793	25,847
Pacific Gas and Electric Co. 3.30% 2027	12,289	12,852
Pacific Gas and Electric Co. 3.30% 2027	5,850	6,106
Pacific Gas and Electric Co. 3.75% 2028	13,075	13,873
Pacific Gas and Electric Co. 4.65% 2028	7,900	8,709
Pacific Gas and Electric Co. 4.55% 2030	34,125	37,039
Pacific Gas and Electric Co. 2.50% 2031	19,695	18,598
Pacific Gas and Electric Co. 3.25% 2031	1,300	1,297
Pacific Gas and Electric Co. 3.30% 2040	8,898	8,082
Pacific Gas and Electric Co. 3.75% 2042	8,587	7,897
Pacific Gas and Electric Co. 4.75% 2044	336	345
Pacific Gas and Electric Co. 3.95% 2047	2,180	2,014
Pacific Gas and Electric Co. 3.50% 2050	6,836	5,953
Progress Energy, Inc. 7.75% 2031	1,820	2,548
Public Service Electric and Gas Co. 3.20% 2029	6,000	6,432
Puget Energy, Inc. 6.00% 2021	3,135	3,205
Puget Energy, Inc. 5.625% 2022	8,004	8,423
Puget Energy, Inc. 3.65% 2025	300	325
San Diego Gas & Electric Co. 3.32% 2050	1,350	1,333
Southern California Edison Co. 2.85% 2029	7,500	7,628
Southern California Edison Co. 4.20% 2029	11,700	13,023
Southern California Edison Co. 5.35% 2035	6,450	7,838
Southern California Edison Co. 5.75% 2035	4,549	5,864
Southern California Edison Co. 5.625% 2036	7,051	8,797
Southern California Edison Co. 5.55% 2037	2,775	3,343
Southern California Edison Co. 5.95% 2038	5,654	7,225
Southern California Edison Co. 4.50% 2040	8,621	9,664
Southern California Edison Co. 5.50% 2040	606	742
Southern California Edison Co. 4.00% 2047	9,402	9,701
Southern California Edison Co. 4.125% 2048	9,008	9,470
Southern California Edison Co. 4.875% 2049	2,775	3,229
Southern California Edison Co. 3.65% 2050	5,600	5,549
Southern California Edison Co., Series C, 3.60% 2045	2,717	2,684
Southern Co. 4.40% 2046	787	878
Southwestern Electric Power Company 1.65% 2026	3,550	3,564
Tampa Electric Co. 2.60% 2022	4,350	4,455
Wisconsin Power and Light Co. 3.65% 2050	1,075	1,126
Xcel Energy Inc. 3.30% 2025	5,650	6,067
Xcel Energy Inc. 2.60% 2029	2,925	2,956
		496,992
Consumer discretionary 4.02%
American Honda Finance Corp. 2.00% 2028	4,875	4,869
Carnival Corp. 11.50% 2023[5]	9,140	10,490
DaimlerChrysler North America Holding Corp. 1.75% 2023[5]	8,000	8,180
DaimlerChrysler North America Holding Corp. 3.35% 2023[5]	2,000	2,098
Ford Motor Credit Company LLC 3.815% 2027	3,630	3,678
Ford Motor Credit Company LLC 4.125% 2027	33,995	35,142
American Funds Insurance Series — Bond Fund — Page 140 of 240

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Company LLC 4.271% 2027	$18,542	$19,272
Ford Motor Credit Company LLC 2.90% 2028	11,440	11,005
Ford Motor Credit Company LLC 5.113% 2029	8,075	8,678
Ford Motor Credit Company LLC 4.00% 2030	4,265	4,236
General Motors Company 5.40% 2023	421	457
General Motors Company 4.35% 2025	11,358	12,467
General Motors Company 6.125% 2025	28,743	33,832
General Motors Company 6.80% 2027	1,030	1,279
General Motors Company 5.40% 2048	7,200	8,548
General Motors Financial Co. 3.15% 2022	25	26
General Motors Financial Co. 3.45% 2022	200	204
General Motors Financial Co. 3.55% 2022	3,703	3,837
General Motors Financial Co. 3.25% 2023	964	1,004
General Motors Financial Co. 3.70% 2023	2,076	2,188
General Motors Financial Co. 5.20% 2023	4,371	4,742
General Motors Financial Co. 3.50% 2024	9,945	10,678
General Motors Financial Co. 3.95% 2024	6,269	6,750
General Motors Financial Co. 5.10% 2024	1,081	1,196
General Motors Financial Co. 2.75% 2025	3,819	3,989
General Motors Financial Co. 2.90% 2025	1,032	1,083
General Motors Financial Co. 4.00% 2025	587	638
General Motors Financial Co. 1.25% 2026	5,450	5,351
General Motors Financial Co. 5.25% 2026	995	1,141
General Motors Financial Co. 2.70% 2027	6,079	6,202
General Motors Financial Co., 3.60% 2030	465	491
General Motors Financial Co. 2.35% 2031	11,300	10,805
Home Depot, Inc. 2.95% 2029	6,081	6,454
Home Depot, Inc. 4.50% 2048	1,915	2,349
Hyundai Capital America 3.75% 2021[5]	8,500	8,571
Hyundai Capital America 2.85% 2022[5]	4,118	4,249
Hyundai Capital America 3.00% 2022[5]	4,500	4,621
Hyundai Capital America 3.25% 2022[5]	1,521	1,576
Hyundai Capital America 3.95% 2022[5]	8,000	8,214
Hyundai Capital America 1.25% 2023[5]	3,150	3,174
Hyundai Capital America 2.375% 2023[5]	9,977	10,248
Hyundai Capital America 3.40% 2024[5]	8,180	8,733
Hyundai Capital America 1.80% 2025[5]	12,714	12,715
Hyundai Capital America 2.65% 2025[5]	13,054	13,509
Hyundai Capital America 1.30% 2026[5]	6,000	5,871
Hyundai Capital America 2.375% 2027[5]	6,264	6,292
Hyundai Capital America 3.00% 2027[5]	10,408	10,845
Hyundai Capital America 1.80% 2028[5]	6,000	5,743
Hyundai Capital Services, Inc. 1.25% 2026[5]	3,695	3,608
Marriott International, Inc. 5.75% 2025	3,125	3,588
Marriott International, Inc. 3.125% 2026	410	430
McDonald’s Corp. 2.125% 2030	2,482	2,425
McDonald’s Corp. 4.45% 2047	3,535	4,115
McDonald’s Corp. 3.625% 2049	2,938	3,075
MGM Resorts International 7.75% 2022	2,000	2,111
NIKE, Inc. 3.25% 2040	6,171	6,493
NIKE, Inc. 3.875% 2045	1,560	1,782
Nissan Motor Co., Ltd. 2.60% 2022[5]	1,415	1,450
Nissan Motor Co., Ltd. 3.043% 2023[5]	240	251
Nissan Motor Co., Ltd. 3.522% 2025[5]	800	848
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Nissan Motor Co., Ltd. 2.00% 2026[5]	$12,000	$11,965
Nissan Motor Co., Ltd. 4.345% 2027[5]	1,790	1,948
Nissan Motor Co., Ltd. 2.75% 2028[5]	11,200	11,126
Nissan Motor Co., Ltd. 4.81% 2030[5]	17,533	19,252
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	300	310
Starbucks Corp. 3.75% 2047	3,785	3,885
Starbucks Corp. 4.50% 2048	7,680	8,956
Toyota Motor Credit Corp. 3.375% 2030	6,664	7,242
Volkswagen Group of America Finance, LLC 4.00% 2021[5]	4,510	4,609
Volkswagen Group of America Finance, LLC 4.25% 2023[5]	15,000	16,316
Volkswagen Group of America Finance, LLC 2.85% 2024[5]	2,996	3,183
Volkswagen Group of America Finance, LLC 1.25% 2025[5]	1,150	1,137
Volkswagen Group of America Finance, LLC 3.35% 2025[5]	2,636	2,832
Volkswagen Group of America Finance, LLC 1.625% 2027[5]	1,645	1,603
		462,260
Health care 3.87%
Abbott Laboratories 3.40% 2023	910	976
Abbott Laboratories 3.75% 2026	2,244	2,521
Abbott Laboratories 4.75% 2036	4,565	5,658
AbbVie Inc. 3.20% 2022	9,600	9,964
AbbVie Inc. 3.20% 2029	23,754	25,287
AmerisourceBergen Corp. 0.737% 2023	5,359	5,364
Amgen Inc. 2.45% 2030	10,000	10,085
Anthem, Inc. 2.375% 2025	1,534	1,604
AstraZeneca PLC 4.00% 2029	5,920	6,649
Bayer US Finance II LLC 3.875% 2023[5]	8,783	9,474
Bayer US Finance II LLC 4.25% 2025[5]	17,570	19,569
Becton, Dickinson and Company 3.734% 2024	903	987
Becton, Dickinson and Company 4.669% 2047	3,395	4,059
Boston Scientific Corp. 3.375% 2022	350	361
Boston Scientific Corp. 3.85% 2025	255	282
Centene Corp. 4.25% 2027	14,860	15,649
Centene Corp. 4.625% 2029	14,945	16,194
Centene Corp. 3.375% 2030	15,718	15,890
Centene Corp. 2.50% 2031	10,045	9,606
Cigna Corp. 4.375% 2028	7,090	8,119
EMD Finance LLC 2.95% 2022[5]	2,100	2,143
GlaxoSmithKline PLC 3.375% 2023	16,800	17,855
Laboratory Corp. of America Holdings 4.70% 2045	4,160	4,733
Novartis Capital Corp. 1.75% 2025	2,361	2,433
Novartis Capital Corp. 2.20% 2030	5,446	5,489
Shire PLC 3.20% 2026	15,100	16,280
Teva Pharmaceutical Finance Co. BV 2.20% 2021	4,911	4,914
Teva Pharmaceutical Finance Co. BV 2.80% 2023	16,420	16,367
Teva Pharmaceutical Finance Co. BV 7.125% 2025	45,000	49,801
Teva Pharmaceutical Finance Co. BV 3.15% 2026	68,853	65,927
Teva Pharmaceutical Finance Co. BV 6.75% 2028	26,824	30,186
Teva Pharmaceutical Finance Co. BV 4.10% 2046	46,666	41,092
UnitedHealth Group Inc. 3.35% 2022	4,385	4,554
UnitedHealth Group Inc. 3.75% 2025	5,410	5,995
Zimmer Holdings, Inc. 3.15% 2022	7,845	8,015
		444,082
American Funds Insurance Series — Bond Fund — Page 142 of 240

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials 3.02%	Principal amount (000)	Value (000)
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 1.75% 2026	$2,841	$2,761
Air Lease Corp. 2.875% 2026	11,453	11,892
Airbus Group SE 2.70% 2023[5]	2,120	2,208
Avolon Holdings Funding Ltd. 3.625% 2022[5]	2,810	2,866
Avolon Holdings Funding Ltd. 3.95% 2024[5]	12,514	13,092
Avolon Holdings Funding Ltd. 2.125% 2026[5]	8,333	7,974
Avolon Holdings Funding Ltd. 4.25% 2026[5]	3,302	3,462
Avolon Holdings Funding Ltd. 3.25% 2027[5]	8,000	7,949
BNSF Funding Trust I, junior subordinated, 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[6]	1,680	1,929
Boeing Company 4.508% 2023	11,358	12,161
Boeing Company 1.95% 2024	8,406	8,617
Boeing Company 2.80% 2024	500	521
Boeing Company 4.875% 2025	31,752	35,380
Boeing Company 2.196% 2026	14,296	14,261
Boeing Company 2.75% 2026	15,312	15,772
Boeing Company 3.10% 2026	649	688
Boeing Company 2.70% 2027	6,473	6,579
Boeing Company 5.04% 2027	15,716	17,931
Boeing Company 3.25% 2028	11,379	11,781
Boeing Company 3.25% 2028	1,925	1,972
Boeing Company 5.15% 2030	29,737	34,287
Boeing Company 3.625% 2031	1,342	1,406
Boeing Company 3.90% 2049	1,411	1,371
Boeing Company 5.805% 2050	2,782	3,511
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[5]	2,485	2,610
Carrier Global Corp. 3.377% 2040	15,000	15,002
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	38	38
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	164	164
General Electric Capital Corp. 3.373% 2025	4,615	5,007
General Electric Capital Corp. 4.418% 2035	20,075	23,006
General Electric Capital Corp. 6.15% 2037	1,425	1,876
General Electric Co. 3.45% 2027	1,523	1,655
General Electric Co. 3.625% 2030	675	728
General Electric Co. 4.25% 2040	5,500	6,045
General Electric Co. 4.35% 2050	6,575	7,316
Mexico City Airport Trust 5.50% 2046	1,959	1,949
Mexico City Airport Trust 5.50% 2047	5,909	5,879
Mexico City Airport Trust 5.50% 2047[5]	1,132	1,126
Northrop Grumman Corp. 3.25% 2028	10,845	11,645
Union Pacific Corp. 2.15% 2027	2,213	2,279
Union Pacific Corp. 2.40% 2030	4,454	4,472
Union Pacific Corp. 3.25% 2050	7,000	6,906
United Rentals, Inc. 5.50% 2027	5,000	5,342
United Technologies Corp. 3.125% 2027	9,525	10,249
Vinci SA 3.75% 2029[5]	12,456	13,657
		347,322
Communication services 2.34%
AT&T Inc. 0.90% 2024	13,000	13,030
AT&T Inc. 1.70% 2026	19,000	19,002
AT&T Inc. 2.55% 2033[5]	4,953	4,707
AT&T Inc. 3.50% 2053[5]	10,240	9,481
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[5]	4,800	5,082
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	5,642	5,573
American Funds Insurance Series — Bond Fund — Page 143 of 240

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	$5,000	$6,092
CenturyLink, Inc. 4.00% 2027[5]	16,374	16,747
Comcast Corp. 3.15% 2028	7,200	7,773
Comcast Corp. 2.65% 2030	7,500	7,683
Comcast Corp. 4.00% 2048	5,000	5,597
Embarq Corp. 7.995% 2036	6,000	6,921
SoftBank Group Corp. 3.36% 2023[5]	1,450	1,463
Tencent Holdings Ltd. 3.595% 2028	14,000	15,024
Tencent Holdings Ltd. 3.975% 2029	12,298	13,377
Tencent Holdings Ltd. 2.39% 2030	11,702	11,315
Tencent Holdings Ltd. 2.39% 2030[5]	10,000	9,670
T-Mobile US, Inc. 3.50% 2025[5]	3,275	3,537
T-Mobile US, Inc. 2.625% 2026	2,875	2,934
T-Mobile US, Inc. 3.75% 2027[5]	5,000	5,471
T-Mobile US, Inc. 3.875% 2030[5]	4,500	4,890
T-Mobile US, Inc. 2.875% 2031	4,075	3,944
T-Mobile US, Inc. 3.50% 2031	9,000	9,079
T-Mobile US, Inc. 3.00% 2041[5]	2,100	1,953
T-Mobile US, Inc. 4.50% 2050[5]	11,575	13,012
Verizon Communications Inc. 1.45% 2026	4,675	4,678
Verizon Communications Inc. 2.10% 2028	8,975	9,018
Verizon Communications Inc. 4.329% 2028	1,539	1,763
Verizon Communications Inc. 2.55% 2031	6,750	6,750
Verizon Communications Inc. 4.40% 2034	5,080	5,816
Verizon Communications Inc. 3.40% 2041	2,050	2,084
Verizon Communications Inc. 2.875% 2050	3,000	2,671
Verizon Communications Inc. 3.55% 2051	2,125	2,126
Vodafone Group PLC 4.375% 2028	10,000	11,495
Vodafone Group PLC 4.25% 2050	3,050	3,366
Walt Disney Company 2.65% 2031	15,000	15,331
		268,455
Consumer staples 1.93%
7-Eleven, Inc. 0.95% 2026[5]	2,650	2,583
7-Eleven, Inc. 1.80% 2031[5]	9,000	8,416
7-Eleven, Inc. 2.80% 2051[5]	3,106	2,787
Altria Group, Inc. 4.40% 2026	4,585	5,175
Altria Group, Inc. 4.50% 2043	1,585	1,659
Altria Group, Inc. 5.95% 2049	9,039	11,280
Anheuser-Busch InBev NV 4.75% 2029	7,500	8,770
Anheuser-Busch InBev NV 5.55% 2049	5,000	6,467
British American Tobacco International Finance PLC 3.95% 2025[5]	16,879	18,485
British American Tobacco International Finance PLC 1.668% 2026	4,070	4,031
British American Tobacco PLC 3.557% 2027	10,991	11,707
British American Tobacco PLC 2.259% 2028	4,348	4,285
British American Tobacco PLC 4.39% 2037	1,500	1,575
British American Tobacco PLC 4.54% 2047	12,786	12,894
British American Tobacco PLC 4.758% 2049	23,659	24,380
Conagra Brands, Inc. 5.30% 2038	436	539
Conagra Brands, Inc. 5.40% 2048	57	73
Constellation Brands, Inc. 3.50% 2027	7,500	8,192
General Mills, Inc. (3-month USD-LIBOR + 0.54%) 0.763% 2021[2]	10,620	10,622
General Mills, Inc. 3.20% 2021	2,170	2,172
Imperial Tobacco Finance PLC 3.50% 2023[5]	2,335	2,430
American Funds Insurance Series — Bond Fund — Page 144 of 240

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
JBS Investments GmbH II 7.00% 2026[5]	$3,868	$4,126
JBS Investments GmbH II 7.00% 2026	1,665	1,776
Keurig Dr Pepper Inc. 4.057% 2023	3,112	3,340
Keurig Dr Pepper Inc. 4.597% 2028	10,752	12,438
Molson Coors Brewing Co. 2.10% 2021	2,415	2,423
Molson Coors Brewing Co. 4.20% 2046	4,165	4,348
Philip Morris International Inc. 4.25% 2044	9,550	10,646
Reynolds American Inc. 4.45% 2025	14,570	16,176
Reynolds American Inc. 5.85% 2045	1,970	2,327
Wal-Mart Stores, Inc. 2.85% 2024	6,765	7,263
Wal-Mart Stores, Inc. 3.05% 2026	7,720	8,394
		221,779
Information technology 1.21%
Apple Inc. 1.55% 2021	11,630	11,666
Broadcom Inc. 3.15% 2025	1,164	1,241
Broadcom Inc. 2.45% 2031[5]	7,000	6,612
Broadcom Inc. 4.30% 2032	6,000	6,541
Broadcom Inc. 3.419% 2033[5]	3,836	3,856
Broadcom Inc. 3.469% 2034[5]	49,208	49,505
Broadcom Ltd. 3.875% 2027	7,027	7,635
Microsoft Corp. 2.525% 2050	10,000	9,124
Oracle Corp. 1.65% 2026	8,417	8,488
Oracle Corp. 2.30% 2028	9,618	9,744
Oracle Corp. 2.875% 2031	7,393	7,532
Oracle Corp. 3.95% 2051	4,869	5,028
PayPal Holdings, Inc. 1.65% 2025	6,989	7,125
Simon Property Group, LP 1.75% 2028	5,669	5,506
		139,603
Real estate 0.31%
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,425	1,586
Alexandria Real Estate Equities, Inc. 4.50% 2029	150	173
American Campus Communities, Inc. 3.75% 2023	2,900	3,066
American Campus Communities, Inc. 3.875% 2031	620	668
Corporate Office Properties LP 2.75% 2031	1,547	1,499
Equinix, Inc. 2.90% 2026	3,287	3,470
Equinix, Inc. 3.20% 2029	3,846	4,003
Essex Portfolio LP 3.25% 2023	335	351
Essex Portfolio LP 3.875% 2024	1,000	1,081
Hospitality Properties Trust 5.00% 2022	1,270	1,292
Hospitality Properties Trust 4.50% 2025	855	847
Hospitality Properties Trust 3.95% 2028	1,710	1,581
Iron Mountain Inc. 4.875% 2027[5]	1,605	1,645
Iron Mountain Inc. 5.25% 2028[5]	3,500	3,642
Iron Mountain Inc. 5.25% 2030[5]	3,000	3,099
Kimco Realty Corp. 3.40% 2022	1,045	1,089
Omega Healthcare Investors, Inc. 4.375% 2023	186	200
Piedmont Operating Partnership LP 4.45% 2024	1,000	1,080
Scentre Group 3.50% 2025[5]	4,565	4,850
		35,222
American Funds Insurance Series — Bond Fund — Page 145 of 240

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials 0.23%	Principal amount (000)	Value (000)
Air Products and Chemicals, Inc. 2.70% 2040	$5,736	$5,495
Braskem SA 4.50% 2030[5]	2,500	2,516
LYB International Finance III, LLC 2.25% 2030	3,802	3,673
LYB International Finance III, LLC 3.375% 2040	2,996	2,973
LYB International Finance III, LLC 3.625% 2051	8,881	8,772
LYB International Finance III, LLC 3.80% 2060	2,833	2,779
		26,208
Total corporate bonds, notes & loans		3,746,767
U.S. Treasury bonds & notes 25.44% U.S. Treasury 23.89%
U.S. Treasury 2.625% 2023	70,000	74,470
U.S. Treasury 2.75% 2023	173,600	182,850
U.S. Treasury 0.25% 2024	250,000	249,336
U.S. Treasury 2.125% 2024	72,100	76,186
U.S. Treasury 2.125% 2024[8]	72,100	76,109
U.S. Treasury 0.375% 2025	200,000	195,354
U.S. Treasury 2.875% 2025[8]	96,200	104,949
U.S. Treasury 2.875% 2025	72,100	78,528
U.S. Treasury 0.375% 2026	100,000	97,529
U.S. Treasury 0.50% 2026[8]	328,767	322,368
U.S. Treasury 0.75% 2026	30,000	29,741
U.S. Treasury 1.375% 2026[8]	75,000	76,310
U.S. Treasury 1.625% 2026	50,000	51,499
U.S. Treasury 0.50% 2027	165,625	158,638
U.S. Treasury 0.50% 2027	160,000	152,117
U.S. Treasury 2.25% 2027[8]	120,200	127,252
U.S. Treasury 2.25% 2027[8]	72,100	76,585
U.S. Treasury 6.125% 2027	24,000	31,404
U.S. Treasury 2.875% 2028	72,100	79,309
U.S. Treasury 1.125% 2040[8]	88,288	72,177
U.S. Treasury 1.375% 2040	40,000	34,080
U.S. Treasury 3.00% 2049[8]	150,000	168,843
U.S. Treasury 1.25% 2050	44,000	33,283
U.S. Treasury 1.375% 2050	73,237	57,248
U.S. Treasury 1.625% 2050	122,220	102,006
U.S. Treasury 1.875% 2051	40,503	35,975
		2,744,146
U.S. Treasury inflation-protected securities 1.55%
U.S. Treasury Inflation-Protected Security 0.375% 2027[8,9]	80,190	89,082
U.S. Treasury Inflation-Protected Security 0.50% 2028[8,9]	79,525	88,650
		177,732
Total U.S. Treasury bonds & notes		2,921,878
Bonds & notes of governments & government agencies outside the U.S. 2.92%
Dominican Republic 5.95% 2027[5]	8,100	9,133
Italy (Republic of) 0.95% 2023	€45,000	54,129
Italy (Republic of) 1.50% 2025	33,327	41,688
Japan, Series 20, 0.10% 2025[9]	¥11,407,500	104,056
Paraguay (Republic of) 5.00% 2026	$1,250	1,417
Paraguay (Republic of) 4.95% 2031	3,487	3,958
Paraguay (Republic of) 2.739% 2033[5]	1,105	1,066
American Funds Insurance Series — Bond Fund — Page 146 of 240

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Peru (Republic of) 2.783% 2031	$3,790	$3,803
Portuguese Republic 5.125% 2024	24,775	28,364
Portuguese Republic 5.65% 2024	€20,000	27,612
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[5]	$1,862	1,915
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[5]	1,020	1,126
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[5]	1,270	1,383
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[5]	340	387
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[5]	1,150	1,320
Qatar (State of) 4.50% 2028[5]	5,100	5,958
Qatar (State of) 5.103% 2048[5]	3,400	4,309
Saudi Arabia (Kingdom of) 3.628% 2027[5]	5,000	5,485
Saudi Arabia (Kingdom of) 3.625% 2028[5]	11,435	12,449
United Mexican States, Series M, 5.75% 2026	MXN527,500	25,614
		335,172
Asset-backed obligations 2.86%
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[1,5]	$7,689	7,999
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[1,5]	2,427	2,482
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[1,5]	623	651
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[1,5]	1,279	1,382
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[1,5]	2,602	2,656
American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.40% 2026[1,5]	2,500	2,584
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[1,5]	1,465	1,461
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[1,5]	806	802
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 2022[1]	2,091	2,098
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[1]	400	419
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 2026[1]	210	208
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 2027[1]	206	204
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[1,5]	10,894	10,990
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[1,5]	2,081	2,067
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[1,5]	3,567	3,632
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[1,5]	387	386
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[1,5]	6,360	6,346
CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 2061[1,5]	2,014	2,015
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[1,5]	2,925	2,919
CLI Funding V LLC, Series 2020-3A, Class A, 2.07% 2045[1,5]	6,083	6,100
CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64% 2046[1,5]	4,773	4,674
CLI Funding VIII LLC, Series 2021-1A, Class B, 2.38% 2046[1,5]	536	530
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[1,5]	835	847
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[1,5]	743	756
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[1,5]	1,125	1,163
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[1,5]	3,045	3,129
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[1,5]	694	693
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 2026[1,5]	590	586
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[1,5]	7,411	7,540
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[1]	1,070	1,074
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[1]	4,910	5,031
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[1]	4,665	4,768
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[1]	4,020	4,201
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[1,5]	880	895
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[1,5]	1,915	1,983
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[1,5]	2,565	2,608
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[1,5]	4,250	4,407
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[1,5]	825	823
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[1,5]	449	448
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[1,5]	$817	$828
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[1,5]	624	619
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 2023[1,5]	689	690
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[1,5]	5,000	5,094
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[1,5]	2,500	2,542
Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82% 2024[1,5]	3,433	3,475
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[1]	780	789
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[1,5]	900	928
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[1,5]	5,000	5,184
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[1,5]	6,000	6,248
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[1]	1,012	1,028
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[1,5]	18,121	17,969
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[1,5]	26,755	26,850
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[1,5]	17,675	18,870
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[1,5]	6,672	6,916
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[1,5]	30,070	32,443
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[1]	2,625	2,696
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[1,5]	2,700	2,746
Global SC Finance SRL, Series 2021-1A, Class A, 1.86% 2041[1,5]	12,000	11,955
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[1,5]	3,635	3,637
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[1]	301	312
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[1]	425	445
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-4A, Class A, 2.65% 2022[1,5]	543	545
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-4A, Class B, 3.29% 2022[1,5]	2,000	2,010
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[1,5]	1,291	1,295
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class B, 3.03% 2025[1,5]	876	878
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 2025[1,5]	710	712
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[1,5]	2,190	2,235
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[1,5]	1,355	1,393
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[1]	3,110	3,232
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[1]	3,344	3,372
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[1]	2,211	2,246
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 2033[1,5]	616	618
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[1,5]	3,686	3,687
Textainer Marine Containers Ltd., Series 2020-2A, Class A, 2.10% 2045[1,5]	2,704	2,717
Textainer Marine Containers Ltd., Series 2020-1A, Class A, 2.73% 2045[1,5]	5,447	5,551
Textainer Marine Containers Ltd., Series 2021-1A, Class A, 1.68% 2046[1,5]	7,206	7,013
Textainer Marine Containers Ltd., Series 2021-2A, Class A, 2.23% 2046[1,5]	6,000	5,997
Textainer Marine Containers Ltd., Series 2021-1A, Class B, 2.52% 2046[1,5]	430	421
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[1,5]	6,000	6,346
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[1,5]	12,334	12,278
Triton Container Finance LLC, Series 2021-1A, Class A, 1.86% 2046[1,5]	4,936	4,830
Triton Container Finance LLC, Series 2021-1A, Class B, 2.58% 2046[1,5]	407	405
Voya Ltd., CLO, Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 0.938% 2026[1,2,5]	613	613
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[1,5]	1,557	1,572
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[1,5]	3,023	3,068
		328,855
Municipals 2.08% Illinois 1.99%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	30,835	35,252
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	65	76
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	8,945	10,567
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	410	419
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 2039	1,190	1,310
American Funds Insurance Series — Bond Fund — Page 148 of 240

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 2032	$600	$740
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 2041	290	350
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 2025	2,500	2,360
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2026	1,100	1,296
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	2,205	2,615
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2034	490	573
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2031	980	1,157
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	1,350	1,545
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	980	1,140
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	2,770	3,163
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	730	860
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2028	855	1,074
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	430	534
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	245	297
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	245	302
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	245	296
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2031	490	602
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2032	490	600
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2033	245	299
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2034	280	333
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	1,090	1,373
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	730	915
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2031	490	375
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	665	678
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	1,875	1,945
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	22,553	23,402
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	107,310	120,901
G.O. Bonds, Series 2013-B, 4.11% 2022	750	767
G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,221
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,456
American Funds Insurance Series — Bond Fund — Page 149 of 240

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Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	$3,210	$3,450
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	1,946	1,967
		228,210
California 0.06%
G.O. Bonds, Series 2009, 7.50% 2034	2,100	3,263
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	3,775	3,856
		7,119
Texas 0.03%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	4,075	4,100
Total municipals		239,429
Federal agency bonds & notes 0.11%
Fannie Mae 2.125% 2026[8]	11,910	12,598
Total bonds, notes & other debt instruments (cost: $11,068,766,000)		11,340,364
Short-term securities 22.86% Money market investments 22.86%	Shares
Capital Group Central Cash Fund 0.08%[10,11]	26,259,935	2,626,256
Total short-term securities (cost: $2,626,219,000)		2,626,256
Total investment securities 121.59% (cost: $13,694,985,000)		13,966,620
Other assets less liabilities (21.59)%		(2,480,333)
Net assets 100.00%		$11,486,287
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[12] (000)	Value at 3/31/2021[13] (000)	Unrealized (depreciation) appreciation at 3/31/2021 (000)
2 Year U.S. Treasury Note Futures	Long	21,012	July 2021	$4,202,400	$4,637,907	$(2,146)
5 Year Euro-Bobl Futures	Short	1,232	June 2021	€(123,200)	(195,159)	(189)
5 Year U.S. Treasury Note Futures	Long	15,318	July 2021	$1,531,800	1,890,217	(5,106)
10 Year Euro-Bund Futures	Short	475	June 2021	€(47,500)	(95,409)	64
10 Year Ultra U.S. Treasury Note Futures	Short	4,656	June 2021	$(465,600)	(669,009)	19,280
10 Year U.S. Treasury Note Futures	Short	5,439	June 2021	(543,900)	(712,169)	10,127
30 Year Euro-Buxl Futures	Long	246	June 2021	€24,600	59,439	(551)
30 Year Ultra U.S. Treasury Bond Futures	Long	1,073	June 2021	$107,300	194,448	(5,567)
						$15,912
American Funds Insurance Series — Bond Fund — Page 150 of 240

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2021 (000)
Purchases (000)	Sales (000)
USD54,839	EUR46,000	UBS AG	4/9/2021	$885
USD13,338	JPY1,445,000	Standard Chartered Bank	4/9/2021	286
USD130,013	EUR109,250	Goldman Sachs	4/12/2021	1,864
USD35,832	MXN755,000	HSBC Bank	4/12/2021	(1,058)
USD98,437	JPY10,730,000	Citibank	4/19/2021	1,510
				$3,487
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2021 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 3/31/2021 (000)
3-month USD-LIBOR	2.18075%	3/29/2024	$31,600	$(1,586)	$—	$(1,586)
3-month USD-LIBOR	2.194%	3/29/2024	31,900	(1,614)	—	(1,614)
3-month USD-LIBOR	2.21875%	3/29/2024	33,500	(1,720)	—	(1,720)
3-month USD-LIBOR	2.3105%	5/3/2024	275,590	(15,149)	—	(15,149)
6-month EURIBOR	0.9852%	10/17/2024	€25,000	(1,485)	—	(1,485)
U.S. EFFR	0.099%	7/10/2025	$149,000	3,646	—	3,646
6-month JPY-LIBOR	0.0875%	3/10/2026	¥11,100,000	(372)	—	(372)
6-month JPY-LIBOR	0.58295%	3/23/2046	2,000,000	(306)	—	(306)
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000	566	—	566
					$—	$(18,020)
Investments in affiliates11

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 3/31/2021 (000)	Dividend income (000)
Short-term securities 22.86%
Money market investments 22.86%
Capital Group Central Cash Fund 0.08%[10]	$2,690,045	$1,257,713	$1,321,502	$(18)	$18	$2,626,256	$714
American Funds Insurance Series — Bond Fund — Page 151 of 240

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[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	Amount less than one thousand.
[4]	Purchased on a TBA basis.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,295,718,000, which represented 11.28% of the net assets of the fund.
[6]	Step bond; coupon rate may change at a later date.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $53,047,000, which represented .46% of the net assets of the fund.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Rate represents the seven-day yield at 3/31/2021.
[11]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[12]	Notional amount is calculated based on the number of contracts and notional contract size.
[13]	Value is calculated based on the notional amount and current market price.
Key to abbreviations and symbols
CLO = Collateralized Loan Obligations	LIBOR = London Interbank Offered Rate
EFFR = Effective Federal Funds Rate	MXN = Mexican pesos
EUR/€ = Euros	Ref. = Refunding
EURIBOR = Euro Interbank Offered Rate	Rev. = Revenue
G.O. = General Obligation	SOFR = Secured Overnight Financing Rate
ICE = Intercontinental Exchange, Inc.	TBA = To-be-announced
JPY/¥ = Japanese yen	USD/$ = U.S. dollars
American Funds Insurance Series — Bond Fund — Page 152 of 240

Capital World Bond Fund®
Investment portfolio
March 31, 2021
unaudited
Bonds, notes & other debt instruments 90.06% Euros 16.51%	Principal amount (000)	Value (000)
Allianz SE 4.75% 2049 (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	€4,200	$5,495
Altria Group, Inc. 1.00% 2023	1,020	1,215
Altria Group, Inc. 1.70% 2025	1,600	1,973
Altria Group, Inc. 2.20% 2027	2,900	3,675
American Honda Finance Corp. 1.60% 2022	620	741
American Honda Finance Corp. 1.95% 2024	560	704
AT&T Inc. 1.60% 2028	2,350	2,947
Bank of America Corp. 3.648% 2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]	5,000	7,127
Barclays Bank PLC 6.625% 2022	1,070	1,337
CaixaBank, SA 2.25% 2030 (EUR Annual (vs. 6-month EUR-EURIBOR) 5-year + 1.68% on 4/17/2025)[1]	2,400	2,936
Comcast Corp. 0.25% 2027	1,250	1,480
Cote d’Ivoire (Republic of) 5.25% 2030	900	1,093
Cote d’Ivoire (Republic of) 5.875% 2031	840	1,043
Deutsche Telekom International Finance BV 7.50% 2033	200	411
Dow Chemical Co. 0.50% 2027	1,110	1,306
Dow Chemical Co. 1.125% 2032	1,010	1,207
Egypt (Arab Republic of) 5.625% 2030	745	871
European Financial Stability Facility 0.40% 2025	6,000	7,290
European Union 0% 2035	220	251
European Union 0.20% 2036	390	455
French Republic O.A.T. 0% 2030	27,070	31,908
Germany (Federal Republic of) 0.50% 2027	2,510	3,148
Germany (Federal Republic of) 0% 2030	19,190	23,276
Germany (Federal Republic of) 0% 2030	5,950	7,203
Germany (Federal Republic of) 0% 2050	6,240	6,798
Goldman Sachs Group, Inc. 3.375% 2025[2]	5,000	6,609
Greece (Hellenic Republic of) 3.375% 2025	21,435	28,338
Greece (Hellenic Republic of) 2.00% 2027	700	902
Greece (Hellenic Republic of) 3.875% 2029	6,884	10,103
Greece (Hellenic Republic of) 1.50% 2030	5,160	6,467
Greece (Hellenic Republic of) 1.875% 2052	1,690	1,973
Groupe BPCE SA 4.625% 2023	1,200	1,555
Groupe BPCE SA 1.00% 2025	2,900	3,517
Honeywell International Inc. 0.75% 2032	370	445
Intesa Sanpaolo SpA 6.625% 2023	510	680
Ireland (Republic of) 0.20% 2030	900	1,079
Israel (State of) 2.875% 2024	1,180	1,505
Israel (State of) 1.50% 2027	775	984
Israel (State of) 1.50% 2029	725	931
Italy (Republic of) 1.85% 2025	21,390	27,133
Italy (Republic of) 0.95% 2027	7,270	8,913
Italy (Republic of) 0.25% 2028	12,810	14,969
Italy (Republic of) 2.80% 2028	5,828	8,080
Italy (Republic of) 1.35% 2030	1,657	2,080
Italy (Republic of) 1.65% 2030	7,400	9,512
American Funds Insurance Series — Capital World Bond Fund — Page 153 of 240

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Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 0.389% 2028 (3-month EURIBOR + 0.65% on 2/24/2027)[1,2]	€ 3,208	$3,773
Lloyds Banking Group PLC 1.75% 2028 (5-year EUR-EURIBOR + 1.30% on 9/7/2023)[1]	2,400	2,909
Morocco (Kingdom of) 3.50% 2024	1,400	1,794
Morocco (Kingdom of) 1.375% 2026	1,130	1,335
Morocco (Kingdom of) 2.00% 2030	1,285	1,499
Morocco (Kingdom of) 1.50% 2031	4,100	4,535
Morocco (Kingdom of) 1.50% 2031	1,700	1,880
Netherlands (Kingdom of the) 0% 2027	7,130	8,608
Philippines (Republic of) 0.70% 2029	940	1,107
Portuguese Republic 0.475% 2030	1,610	1,934
Rabobank Nederland 2.50% 2026 (5-year EUR Mid-Swap + 1.40% on 5/26/2021)[1]	2,400	2,825
Republic of Latvia 0% 2031	1,280	1,499
Romania 3.624% 2030	4,600	6,195
Romania 3.624% 2030	1,930	2,599
Romania 2.00% 2032	1,605	1,892
Romania 3.875% 2035	2,810	3,823
Romania 3.375% 2038	4,170	5,303
Russian Federation 2.875% 2025	3,000	3,844
Russian Federation 2.875% 2025	1,500	1,922
Serbia (Republic of) 3.125% 2027	11,497	14,960
Serbia (Republic of) 1.50% 2029	4,943	5,820
Spain (Kingdom of) 0.80% 2027	2,280	2,827
Spain (Kingdom of) 1.45% 2029	1,890	2,458
Spain (Kingdom of) 1.25% 2030	13,840	17,734
Spain (Kingdom of) 2.70% 2048	850	1,349
State Grid Europe Development (2014) PLC 1.50% 2022	194	230
State Grid Overseas Investment Ltd. 1.25% 2022	765	910
State Grid Overseas Investment Ltd. 1.375% 2025	441	542
State Grid Overseas Investment Ltd. 2.125% 2030	200	259
Stryker Corp. 0.25% 2024	480	568
Stryker Corp. 0.75% 2029	980	1,172
Stryker Corp. 1.00% 2031	450	543
Takeda Pharmaceutical Company, Ltd. 2.25% 2026	2,275	2,965
Tunisia (Republic of) 6.75% 2023	3,750	4,032
Ukraine 6.75% 2026	3,119	3,935
Ukraine 6.75% 2026	1,225	1,545
Ukraine 4.375% 2030	2,705	2,917
Verizon Communications Inc. 0.375% 2029	3,470	4,063
		379,770
Japanese yen 9.53%
Export-Import Bank of India 0.59% 2022	¥400,000	3,601
Goldman Sachs Group, Inc. 1.00% 2021[2]	28,000	253
Goldman Sachs Group, Inc. 2.80% 2022[2]	100,000	923
Groupe BPCE SA 0.64% 2022	400,000	3,623
Indonesia (Republic of) 0.67% 2021	200,000	1,807
Indonesia (Republic of) 0.54% 2022	100,000	905
Intesa Sanpaolo SpA 1.36% 2022	600,000	5,448
Japan, Series 19, 0.10% 2024[3]	1,840,929	16,801
Japan, Series 18, 0.10% 2024[3]	1,022,216	9,302
Japan, Series 20, 0.10% 2025[3]	679,380	6,197
Japan, Series 21, 0.10% 2026[3]	987,285	9,016
Japan, Series 346, 0.10% 2027	2,525,700	23,035
Japan, Series 23, 0.10% 2028[3]	1,989,288	18,119
Japan, Series 356, 0.10% 2029	3,529,000	32,074
American Funds Insurance Series — Capital World Bond Fund — Page 154 of 240

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Bonds, notes & other debt instruments (continued) Japanese yen (continued)	Principal amount (000)	Value (000)
Japan, Series 24, 0.10% 2029[3]	¥ 1,605,345	$14,603
Japan, Series 116, 2.20% 2030	576,100	6,203
Japan, Series 145, 1.70% 2033	2,210,000	23,601
Japan, Series 152, 1.20% 2035	1,442,500	14,699
Japan, Series 21, 2.30% 2035	720,000	8,372
Japan, Series 173, 0.40% 2040	492,000	4,392
KT Corp. 0.38% 2021	200,000	1,807
Philippines (Republic of) 0.001% 2024	900,000	8,126
United Mexican States 0.70% 2021	600,000	5,423
United Mexican States 0.62% 2022	100,000	905
		219,235
Chinese yuan renminbi 8.01%
Agricultural Development Bank of China 3.75% 2029	CNY9,850	1,516
Agricultural Development Bank of China 2.96% 2030	90,980	13,167
China (People’s Republic of), Series 1916, 3.12% 2026	85,830	13,122
China (People’s Republic of), Series INBK, 2.85% 2027	56,390	8,435
China (People’s Republic of), Series IMBK, 3.28% 2027	1,650	253
China (People’s Republic of), Series 1906, 3.29% 2029	73,800	11,296
China (People’s Republic of), Series INBK, 3.27% 2030	58,490	8,984
China (People’s Republic of), Series 1910, 3.86% 2049	259,860	40,714
China (People’s Republic of), Series INBK, 3.39% 2050	17,330	2,486
China Development Bank Corp., Series 1814, 4.15% 2025	20,900	3,290
China Development Bank Corp., Series 1909, 3.50% 2026	10,400	1,591
China Development Bank Corp., Series 1904, 3.68% 2026	11,700	1,807
China Development Bank Corp., Series 2009, 3.39% 2027	11,130	1,685
China Development Bank Corp., Series 2004, 3.43% 2027	192,390	29,204
China Development Bank Corp., Series 1805, 4.04% 2028	66,950	10,505
China Development Bank Corp., Series 1805, 4.88% 2028	33,380	5,504
China Development Bank Corp., Series 1905, 3.48% 2029	128,200	19,366
China Development Bank Corp., Series 2005, 3.07% 2030	78,250	11,430
		184,355
British pounds 3.67%
American Honda Finance Corp. 0.75% 2026	£1,420	1,919
France Télécom 5.375% 2050	300	655
Lloyds Banking Group PLC 7.625% 2025	655	1,126
United Kingdom 2.75% 2024	1,210	1,815
United Kingdom 1.25% 2027	570	821
United Kingdom 4.25% 2027	2,800	4,799
United Kingdom 1.625% 2028	2,215	3,273
United Kingdom 0.375% 2030	4,970	6,540
United Kingdom 4.75% 2030	14,360	26,998
United Kingdom 4.25% 2032	3,414	6,342
United Kingdom 4.50% 2034	2,210	4,341
United Kingdom 0.625% 2035	8,262	10,517
United Kingdom 0.875% 2046	6,030	7,397
United Kingdom 0.625% 2050	7,010	7,889
		84,432
American Funds Insurance Series — Capital World Bond Fund — Page 155 of 240

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Bonds, notes & other debt instruments (continued) Danish kroner 2.29%	Principal amount (000)	Value (000)
Nordea Kredit 0.50% 2040[4]	DKr19,618	$3,003
Nykredit Realkredit AS, Series 01E, 0.50% 2040[4]	147,512	22,557
Nykredit Realkredit AS, Series 01E, 0.50% 2043[4]	178,750	27,151
		52,711
Brazilian reais 2.00%
Brazil (Federative Republic of) 0% 2021	BRL210,000	36,546
Brazil (Federative Republic of) 6.00% 2024[3]	48,372	9,385
		45,931
Canadian dollars 1.98%
Canada 1.00% 2022	C$1,050	845
Canada 2.25% 2025	15,900	13,427
Canada 2.25% 2029	26,105	22,180
Canada 2.75% 2048	3,500	3,253
Quebec (Province of) 1.50% 2031	7,738	5,747
		45,452
Mexican pesos 1.87%
Petróleos Mexicanos 7.19% 2024	MXN83,847	3,853
Petróleos Mexicanos 7.47% 2026	95,267	4,097
United Mexican States, Series M, 7.50% 2027	407,420	21,250
United Mexican States, Series M20, 8.50% 2029	140,400	7,717
United Mexican States, Series M30, 8.50% 2038	21,100	1,136
United Mexican States, Series M, 8.00% 2047	96,500	4,848
		42,901
Australian dollars 1.75%
Australia (Commonwealth of), Series 152, 2.75% 2028	A$2,570	2,149
Australia (Commonwealth of), Series 163, 1.00% 2031	50,710	35,384
Australia (Commonwealth of), Series 162, 1.75% 2051	4,620	2,811
		40,344
Russian rubles 1.62%
Russian Federation 7.00% 2023	RUB430,300	5,839
Russian Federation 7.15% 2025	436,320	5,930
Russian Federation 6.90% 2029	403,750	5,337
Russian Federation 7.65% 2030	886,170	12,295
Russian Federation 5.90% 2031	79,600	975
Russian Federation 8.50% 2031	82,440	1,215
Russian Federation 7.70% 2033	295,840	4,129
Russian Federation 7.25% 2034	121,920	1,643
		37,363
Malaysian ringgits 1.10%
Malaysia (Federation of), Series 0310, 4.498% 2030	MYR8,420	2,201
Malaysia (Federation of), Series 0418, 4.893% 2038	45,447	11,743
Malaysia (Federation of), Series 0219, 4.467% 2039	9,167	2,218
Malaysia (Federation of), Series 0519, 3.757% 2040	40,283	9,104
		25,266
Indonesian rupiah 0.67%
Indonesia (Republic of), Series 84, 7.25% 2026	IDR22,733,000	1,642
Indonesia (Republic of), Series 56, 8.375% 2026	6,725,000	513
Indonesia (Republic of), Series 59, 7.00% 2027	11,000,000	789
American Funds Insurance Series — Capital World Bond Fund — Page 156 of 240

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Bonds, notes & other debt instruments (continued) Indonesian rupiah (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of), Series 78, 8.25% 2029	IDR45,433,000	$3,419
Indonesia (Republic of), Series 82, 7.00% 2030	59,605,000	4,164
Indonesia (Republic of), Series 87, 6.50% 2031	17,649,000	1,192
Indonesia (Republic of), Series 74, 7.50% 2032	7,073,000	500
Indonesia (Republic of), Series 65, 6.625% 2033	17,683,000	1,187
Indonesia (Republic of), Series 68, 8.375% 2034	27,353,000	2,066
		15,472
South Korean won 0.54%
South Korea (Republic of), Series 2503, 1.50% 2025	KRW5,183,670	4,589
South Korea (Republic of), Series 2712, 2.375% 2027	8,658,930	7,942
		12,531
Colombian pesos 0.42%
Colombia (Republic of) 5.75% 2027	COP7,161,000	1,906
Colombia (Republic of) 7.25% 2050	31,167,000	7,786
		9,692
Chilean pesos 0.35%
Chile (Republic of) 4.50% 2026	CLP5,205,000	8,028
Israeli shekels 0.34%
Israel (State of) 2.00% 2027	ILS13,850	4,471
Israel (State of) 5.50% 2042	6,790	3,284
		7,755
Ukrainian hryvnia 0.32%
Ukraine 16.06% 2022	UAH86,536	3,319
Ukraine 17.00% 2022	60,180	2,305
Ukraine 17.25% 2022	47,384	1,801
		7,425
Norwegian kroner 0.26%
Norway (Kingdom of) 1.75% 2025	NKr48,880	5,900
New Zealand dollars 0.17%
New Zealand 1.75% 2041	NZ$6,505	3,907
Indian rupees 0.16%
National Highways Authority of India 7.17% 2021	INR220,000	3,079
National Highways Authority of India 7.27% 2022	50,000	707
		3,786
South African rand 0.14%
South Africa (Republic of), Series R-2048, 8.75% 2048	ZAR58,650	3,119
Ghanaian cedi 0.12%
Ghana (Republic of) 18.85% 2023	GHS15,260	2,740
American Funds Insurance Series — Capital World Bond Fund — Page 157 of 240

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Bonds, notes & other debt instruments (continued) Peruvian nuevos soles 0.08%	Principal amount (000)	Value (000)
Peru (Republic of) 6.15% 2032	PEN5,980	$1,733
Polish zloty 0.06%
Poland (Republic of), Series 1029, 2.75% 2029	PLN4,900	1,373
Romanian leu 0.06%
Romania 4.75% 2025	RON5,000	1,292
U.S. dollars 36.04%
7-Eleven, Inc. 0.95% 2026[2]	$520	507
7-Eleven, Inc. 1.80% 2031[2]	1,519	1,420
99 Escrow Issuer, Inc. 7.50% 2026[2]	70	68
Abbott Laboratories 3.40% 2023	137	147
Abbott Laboratories 3.75% 2026	793	891
AbbVie Inc. 2.90% 2022	1,170	1,214
AbbVie Inc. 3.20% 2022	200	208
Abu Dhabi (Emirate of) 0.75% 2023[2]	5,460	5,484
Abu Dhabi (Emirate of) 2.50% 2025[2]	2,195	2,319
ACE INA Holdings Inc. 2.875% 2022	195	202
ACE INA Holdings Inc. 3.35% 2026	195	213
ACE INA Holdings Inc. 4.35% 2045	425	504
Adobe Inc. 2.15% 2027	1,062	1,097
Advisor Group Holdings, LLC 6.25% 2028[2]	425	446
Aetna Inc. 2.80% 2023	340	355
Affinity Gaming 6.875% 2027[2]	330	348
AG Merger Sub II, Inc. 10.75% 2027[2]	311	349
Albertsons Companies, Inc. 3.50% 2029[2]	125	119
Alcoa Netherlands Holding BV 5.50% 2027[2]	200	216
Alcoa Netherlands Holding BV 4.125% 2029[2]	75	76
Alexandria Real Estate Equities, Inc. 1.875% 2033	2,047	1,864
Alliant Holdings Intermediate, LLC 6.75% 2027[2]	410	437
Allied Universal Holdco LLC 9.75% 2027[2]	325	357
Allison Transmission Holdings, Inc. 3.75% 2031[2]	100	97
Allstate Corp. 0.75% 2025	1,563	1,537
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[5,6]	650	655
Alta Equipment Group Inc. 5.625% 2026[2]	75	76
Altice NV 7.50% 2026[2]	50	52
Altria Group, Inc. 5.95% 2049	131	163
Amazon.com, Inc. 1.50% 2030	2,040	1,946
Amazon.com, Inc. 2.50% 2050	2,500	2,241
American Airlines, Inc. 5.50% 2026[2]	200	208
American Airlines, Inc. 5.75% 2029[2]	200	213
American Campus Communities, Inc. 3.75% 2023	1,810	1,914
American Campus Communities, Inc. 4.125% 2024	1,195	1,308
American Campus Communities, Inc. 3.875% 2031	514	554
American Electric Power Company, Inc. 1.00% 2025	250	245
American Honda Finance Corp. 1.20% 2025	3,202	3,190
Amgen Inc. 1.90% 2025	580	600
Amgen Inc. 2.20% 2027	445	457
Amipeace Ltd., 2.50% 2024	4,100	4,306
Anglo American Capital PLC 2.25% 2028[2]	454	448
Anglo American Capital PLC 3.95% 2050[2]	521	532
American Funds Insurance Series — Capital World Bond Fund — Page 158 of 240

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Angola (Republic of) 9.50% 2025	$2,400	$2,518
Anheuser-Busch Co. / InBev Worldwide 4.70% 2036	1,780	2,089
Anheuser-Busch InBev NV 4.15% 2025	2,230	2,479
Anheuser-Busch InBev NV 4.00% 2028	1,050	1,171
Anheuser-Busch InBev NV 4.75% 2029	2,535	2,964
Anheuser-Busch InBev NV 4.50% 2050	2,250	2,557
Antero Resources Corp. 7.625% 2029[2]	15	16
Apache Corp. 4.625% 2025	100	103
Apache Corp. 4.375% 2028	171	171
Apache Corp. 5.10% 2040	100	98
Apple Inc. 3.35% 2027	1,075	1,182
Apple Inc. 2.40% 2050	1,100	949
Arconic Rolled Products Corp. 6.125% 2028[2]	100	107
Ardagh Group SA 6.50% 2027[2,7]	210	221
Ardagh Metal Packaging Finance USA LLC 4.00% 2029[2]	200	200
Ardagh Packaging Finance 5.25% 2027[2]	200	204
Argentine Republic 0.125% 2030 (0.50% on 7/9/2021)[1]	4,221	1,421
Argentine Republic 0.125% 2035 (1.125% on 7/9/2021)[1]	3,025	909
Ascent Resources - Utica LLC 8.25% 2028[2]	230	240
Associated Materials, LLC 9.00% 2025[2]	400	423
AssuredPartners, Inc. 7.00% 2025[2]	200	207
AssuredPartners, Inc. 5.625% 2029[2]	230	235
AstraZeneca PLC 3.50% 2023	2,700	2,880
ATS Automation Tooling Systems Inc. 4.125% 2028[2]	230	228
Austin BidCo Inc. 7.125% 2028[2]	120	122
Avantor Funding, Inc. 4.625% 2028[2]	300	314
Avis Budget Car Rental, LLC 5.75% 2027[2]	220	230
Avis Budget Group, Inc. 5.25% 2025[2]	120	122
Avis Budget Group, Inc. 4.75% 2028[2]	100	102
Avis Budget Group, Inc. 5.375% 2029[2]	95	98
Axalta Coating Systems LLC 4.75% 2027[2]	200	209
Axiata SPV2 Bhd. 2.163% 2030	651	626
B&G Foods, Inc. 5.25% 2025	100	103
B&G Foods, Inc. 5.25% 2027	210	219
Baidu Inc. 3.425% 2030	675	709
Banff Merger Sub Inc. 9.75% 2026[2]	210	224
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[1]	847	888
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[1]	7,710	7,613
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[1]	4,600	4,617
Bausch Health Companies Inc. 9.25% 2026[2]	795	882
Bausch Health Companies Inc. 5.00% 2028[2]	315	319
Bausch Health Companies Inc. 5.00% 2029[2]	225	224
Bausch Health Companies Inc. 5.25% 2031[2]	85	85
Bayer AG 3.375% 2024[2]	840	906
Bayer US Finance II LLC 3.875% 2023[2]	900	971
Bayer US Finance II LLC 4.25% 2025[2]	203	226
Bayerische Motoren Werke AG 2.95% 2022[2]	3,675	3,774
Bayerische Motoren Werke AG 3.15% 2024[2]	5,000	5,342
Bayerische Motoren Werke AG 3.90% 2025[2]	900	993
Bayerische Motoren Werke AG 4.15% 2030[2]	900	1,027
Beasley Mezzanine Holdings, LLC 8.625% 2026[2]	125	126
Becton, Dickinson and Company 3.70% 2027	933	1,030
Belarus (Republic of) 7.625% 2027	2,100	2,159
Berkshire Hathaway Energy Company 2.85% 2051	300	270
Black Knight Inc. 3.625% 2028[2]	335	330
American Funds Insurance Series — Capital World Bond Fund — Page 159 of 240

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[2]	$120	$130
BMC Software, Inc. 7.125% 2025[2]	70	75
BMC Software, Inc. 9.125% 2026[2]	150	160
Boeing Company 5.15% 2030	4,000	4,612
Bombardier Inc. 8.75% 2021[2]	50	53
Bombardier Inc. 6.125% 2023[2]	65	68
Bombardier Inc. 7.875% 2027[2]	125	123
Boyd Gaming Corp. 4.75% 2027	220	225
BP Capital Markets America Inc. 2.939% 2051	2,280	2,037
Brandywine Operating Partnership, LP 3.95% 2023	190	199
Brasil Foods SA 5.75% 2050[2]	220	217
Braskem SA 4.50% 2030[2]	745	750
Brightstar Escrow Corp. 9.75% 2025[2]	180	196
Bristow Group Inc. 6.875% 2028[2]	175	175
British Airways, Series 2020-1, Class B, 8.375% 2028[2]	98	112
British American Tobacco PLC 2.789% 2024	1,150	1,213
British American Tobacco PLC 3.215% 2026	955	1,010
British American Tobacco PLC 3.557% 2027	1,545	1,646
British American Tobacco PLC 3.462% 2029	1,150	1,202
British American Tobacco PLC 4.758% 2049	894	921
Broadcom Inc. 3.15% 2025	212	226
Broadcom Inc. 4.15% 2030	1,450	1,567
Broadcom Inc. 3.419% 2033[2]	698	702
Broadcom Inc. 3.75% 2051[2]	926	887
Brookfield Property REIT Inc. 5.75% 2026[2]	820	846
Brookfield Residential Properties Inc. 4.875% 2030[2]	85	85
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00% 2026[2]	105	110
BWX Technologies, Inc. 4.125% 2029[2]	265	269
Cablevision Systems Corp. 6.75% 2021	950	977
Caesars Entertainment, Inc. 6.25% 2025[2]	50	53
California Resources Corp. 7.125% 2026[2]	100	102
Canadian Natural Resources Ltd. 2.95% 2030	2,343	2,340
Carnival Corp. 11.50% 2023[2]	2,630	3,018
Carrier Global Corp. 2.242% 2025	530	549
Carrier Global Corp. 2.493% 2027	438	453
Carvana Co. 5.50% 2027[2]	70	71
Catalent, Inc. 3.125% 2029[2]	120	115
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[2]	223	230
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	2,650	2,874
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[2]	975	995
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[2]	165	171
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[2]	305	306
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[2]	100	101
Centene Corp. 4.25% 2027	200	211
Centene Corp. 4.625% 2029	405	439
Centene Corp. 2.50% 2031	155	148
Central Garden & Pet Co. 4.125% 2030	99	100
Charles River Laboratories International, Inc. 4.25% 2028[2]	150	155
Charles River Laboratories International, Inc. 3.75% 2029[2]	30	30
Cheniere Energy Partners, LP 5.625% 2026	100	105
Cheniere Energy Partners, LP 4.50% 2029	210	218
Cheniere Energy Partners, LP 4.00% 2031[2]	100	102
Cheniere Energy, Inc. 4.625% 2028[2]	405	421
Chesapeake Energy Corp. 4.875% 2022[8]	915	22
Chesapeake Energy Corp. 5.50% 2026[2]	100	104
American Funds Insurance Series — Capital World Bond Fund — Page 160 of 240

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Chesapeake Energy Corp. 5.875% 2029[2]	$85	$90
China Construction Bank Corp. (Hong Kong Branch) 1.00% 2023	6,000	6,010
Cigna Corp. 4.125% 2025	830	926
Cigna Corp. 2.375% 2031	3,357	3,305
Cinemark USA, Inc. 5.875% 2026[2]	75	77
Cirsa Gaming Corp. SA 7.875% 2023[2]	400	407
Citigroup Inc. 2.35% 2021	1,500	1,511
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[1]	4,500	4,807
Cleveland-Cliffs Inc. 9.875% 2025[2]	281	330
Cleveland-Cliffs Inc. 6.75% 2026[2]	315	343
Cleveland-Cliffs Inc. 5.875% 2027	100	104
Cleveland-Cliffs Inc. 4.625% 2029[2]	125	125
Cleveland-Cliffs Inc. 4.875% 2031[2]	200	200
CMS Energy Corp. 3.875% 2024	100	108
CMS Energy Corp. 3.00% 2026	1,200	1,275
CNX Resources Corp. 7.25% 2027[2]	210	226
CNX Resources Corp. 6.00% 2029[2]	225	234
Colombia (Republic of) 3.875% 2027	350	376
Comcast Corp. 3.95% 2025	2,610	2,917
Commonwealth Bank of Australia 2.688% 2031[2]	4,650	4,521
Community Health Systems Inc. 5.625% 2027[2]	90	94
Community Health Systems Inc. 6.00% 2029[2]	230	243
Compass Diversified Holdings 8.00% 2026[2]	475	497
Compass Diversified Holdings 5.25% 2029[2]	365	383
Comstock Resources, Inc. 9.75% 2026	295	321
Comstock Resources, Inc. 6.75% 2029[2]	140	144
Conagra Brands, Inc. 4.30% 2024	2,380	2,626
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[2,7]	2,741	774
Constellium SE 3.75% 2029[2]	125	120
Consumers Energy Co. 3.375% 2023	345	366
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	4	4
Convey Park Energy LLC 7.50% 2025[2]	125	130
Corporate Office Properties LP 2.75% 2031	1,212	1,175
Costa Rica (Republic of) 6.125% 2031[2]	640	646
CP Atlas Buyer, Inc. 7.00% 2028[2]	50	53
Crédit Agricole SA 4.375% 2025[2]	1,100	1,209
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]	2,675	2,714
Credit Suisse AG (New York Branch) 2.95% 2025	875	928
Crestwood Midstream Partners LP 6.00% 2029[2]	150	148
CrowdStrike Holdings, Inc. 3.00% 2029	90	88
CSX Corp. 3.80% 2050	75	80
CSX Corp. 2.50% 2051	1,075	912
CVR Partners, LP 9.25% 2023[2]	230	232
CVS Health Corp. 3.50% 2022	430	445
CVS Health Corp. 3.70% 2023	97	103
DaimlerChrysler North America Holding Corp. 2.00% 2021[2]	2,100	2,109
Dana Inc. 5.625% 2028	410	439
Danske Bank AS 2.70% 2022[2]	1,400	1,429
Danske Bank AS 3.875% 2023[2]	1,675	1,794
Darling Ingredients Inc. 5.25% 2027[2]	210	221
DaVita Inc. 4.625% 2030[2]	200	204
DCP Midstream LP 7.375% 2049 (3-month USD-LIBOR + 5.148% on 12/15/2022)[1]	50	45
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	850	853
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	1,500	1,551
Deutsche Telekom International Finance BV 1.95% 2021[2]	575	578
American Funds Insurance Series — Capital World Bond Fund — Page 161 of 240

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Deutsche Telekom International Finance BV 2.82% 2022[2]	$1,675	$1,704
Deutsche Telekom International Finance BV 9.25% 2032	930	1,481
Diamond Offshore Drilling, Inc. 4.875% 2043[8]	825	144
Diamond Sports Group LLC 6.625% 2027[2]	385	201
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.953% 2023[5,6]	108	107
Diebold Nixdorf, Inc. 9.375% 2025[2]	630	703
Diebold, Inc. 8.50% 2024	150	153
Discovery Communications, Inc. 3.625% 2030	468	501
Diversified Healthcare Trust 4.375% 2031	300	293
Dominican Republic 5.50% 2025[2]	1,375	1,512
Dominican Republic 5.95% 2027	624	704
Dominican Republic 8.625% 2027[2]	225	274
Dominican Republic 6.40% 2049[2]	1,613	1,694
DPL Inc. 4.125% 2025[2]	270	286
Duke Energy Corp. 3.75% 2024	550	593
Duke Energy Progress, LLC 3.70% 2028	1,225	1,358
Dun & Bradstreet Corp. 6.875% 2026[2]	123	132
Edison International 5.75% 2027	370	432
Edison International 4.125% 2028	2,390	2,567
Egypt (Arab Republic of) 7.50% 2027[2]	2,200	2,394
Electricité de France SA 4.875% 2038[2]	795	932
Embarq Corp. 7.995% 2036	680	784
EMD Finance LLC 2.95% 2022[2]	225	230
EMD Finance LLC 3.25% 2025[2]	2,924	3,139
Empire Communities Corp. 7.00% 2025[2]	100	106
Empresas Publicas de Medellin ESP 4.25% 2029[2]	1,030	1,045
Enbridge Inc. 4.00% 2023	600	644
Enbridge Inc. 2.50% 2025	900	939
Enbridge Inc. 4.25% 2026	655	731
Enbridge Inc. 3.70% 2027	754	821
Encompass Health Corp. 4.50% 2028	100	103
Encompass Health Corp. 4.75% 2030	200	206
Endo Dac / Endo Finance LLC / Endo Finco 9.50% 2027[2]	551	600
Endo Dac / Endo Finance LLC / Endo Finco 6.00% 2028[2]	292	237
Endo Luxembourg Finance Co I SARL / Endo US Inc. 6.125% 2029[2]	225	227
Endurance Acquisition Merger Sub 6.00% 2029[2]	175	171
Enel Finance International SA 2.75% 2023[2]	5,000	5,202
Enel Finance International SA 3.625% 2027[2]	2,375	2,573
Enel Finance International SA 3.50% 2028[2]	1,800	1,928
Energean Israel Finance Ltd. 4.50% 2024[2]	80	81
Energean Israel Finance Ltd. 4.875% 2026[2]	50	50
Energean Israel Finance Ltd. 5.875% 2031[2]	90	90
Energizer Holdings, Inc. 4.375% 2029[2]	210	211
Energy Transfer Operating, LP 5.00% 2050	5,567	5,771
Energy Transfer Partners, LP 4.20% 2027	110	120
Energy Transfer Partners, LP 6.00% 2048	70	81
Energy Transfer Partners, LP 6.25% 2049	910	1,070
EnLink Midstream Partners, LLC 5.625% 2028[2]	135	131
ENN Energy Holdings Ltd. 2.625% 2030[2]	2,982	2,870
Entergy Corp. 0.90% 2025	750	733
Entergy Texas, Inc. 1.75% 2031	525	488
Enterprise Products Operating LLC 2.80% 2030	377	390
EQM Midstream Partners, LP 6.50% 2027[2]	340	370
EQM Midstream Partners, LP 4.50% 2029[2]	75	73
EQM Midstream Partners, LP 4.75% 2031[2]	70	68
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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
EQT Corp. 8.50% 2030[1]	$105	$134
Equinix, Inc. 1.80% 2027	1,145	1,125
Equinix, Inc. 2.15% 2030	9,390	8,935
Equinor ASA 1.75% 2026	462	473
Equinor ASA 2.375% 2030	928	927
Equinor ASA 3.70% 2050	1,441	1,536
Essex Portfolio LP 3.50% 2025	2,835	3,065
Essex Portfolio LP 3.375% 2026	885	958
European Investment Bank 2.25% 2022	700	714
Exelon Corp., junior subordinated, 3.497% 2022[1]	525	542
Export-Import Bank of India 3.25% 2030	3,489	3,475
Fannie Mae Pool #MA2754 3.00% 2026[4]	136	143
Fannie Mae Pool #AB4281 3.00% 2027[4]	21	22
Fannie Mae Pool #AP7888 3.50% 2042[4]	491	534
Fannie Mae Pool #AO4151 3.50% 2042[4]	180	195
Fannie Mae Pool #AQ0770 3.50% 2042[4]	171	186
Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 2022[4]	1,152	1,176
Fidelity National Information Services, Inc. 2.25% 2031	47	46
First Quantum Minerals Ltd. 7.25% 2023[2]	665	678
First Quantum Minerals Ltd. 7.50% 2025[2]	895	925
First Quantum Minerals Ltd. 6.875% 2026[2]	325	337
First Quantum Minerals Ltd. 6.875% 2027[2]	440	472
FirstEnergy Corp. 4.40% 2027[1]	1,800	1,937
FirstEnergy Corp. 3.40% 2050	240	211
FirstEnergy Transmission LLC 2.866% 2028[2]	2,325	2,348
FMG Resources 4.375% 2031[2]	325	331
Ford Motor Credit Company LLC 3.81% 2024	530	547
Ford Motor Credit Company LLC 5.125% 2025	1,035	1,119
Ford Motor Credit Company LLC 2.90% 2028	200	192
Ford Motor Credit Company LLC 4.00% 2030	125	124
France Télécom 9.00% 2031[1]	2,434	3,766
Freddie Mac Pool #ZS8588 3.00% 2030[4]	83	88
Freddie Mac Pool #SI2002 4.00% 2048[4]	2,608	2,806
Freedom Mortgage Corp. 7.625% 2026[2]	225	236
Freeport-McMoRan Inc. 3.875% 2023	75	78
Freeport-McMoRan Inc. 4.25% 2030	275	293
Freeport-McMoRan Inc. 5.45% 2043	100	120
Fresnillo PLC 4.25% 2050[2]	973	958
Front Range BidCo, Inc. 6.125% 2028[2]	200	206
Frontier Communications Corp. 11.00% 2025[8]	1,515	1,039
Frontier Communications Corp. 5.875% 2027[2]	125	133
Frontier Communications Corp. 5.00% 2028[2]	125	128
Frontier Communications Corp. 6.75% 2029[2]	125	132
FS Energy and Power Fund 7.50% 2023[2]	575	579
Full House Resorts Inc. 8.25% 2028[2]	30	32
FXI Holdings, Inc. 7.875% 2024[2]	150	155
FXI Holdings, Inc. 12.25% 2026[2]	652	746
Gartner, Inc. 4.50% 2028[2]	150	155
General Mills, Inc. 3.20% 2021	455	455
General Motors Company 6.125% 2025	117	138
General Motors Financial Co. 5.20% 2023	1,190	1,291
Genesis Energy, LP 8.00% 2027	205	208
Global Payments Inc. 1.20% 2026	817	805
Global Payments Inc. 2.90% 2030	683	698
Gogo Inc. 9.875% 2024[2]	850	896
American Funds Insurance Series — Capital World Bond Fund — Page 163 of 240

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[1]	$1,200	$1,236
Goldman Sachs Group, Inc. 0.855% 2026 (USD-SOFR + 0.609% on 2/12/2025)[1]	2,650	2,606
GPC Merger Sub Inc. 7.125% 2028[2]	210	224
Grab Holding Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 5.50% 2026[5,6]	75	76
Gray Television, Inc. 7.00% 2027[2]	210	229
Groupe BPCE SA 5.70% 2023[2]	1,800	2,012
Grupo Energia Bogota SA ESP 4.875% 2030[2]	660	732
Guara Norte SARL 5.198% 2034[2]	200	196
Hanesbrands Inc. 4.625% 2024[2]	85	90
Hanesbrands Inc. 5.375% 2025[2]	86	91
Hanesbrands Inc. 4.875% 2026[2]	245	263
Harsco Corp. 5.75% 2027[2]	360	369
Harvest Midstream I, LP 7.50% 2028[2]	140	151
HCA Inc. 5.375% 2025	55	61
HCA Inc. 5.875% 2026	125	143
HCA Inc. 5.625% 2028	315	363
HCA Inc. 5.25% 2049	170	209
Hess Midstream Partners LP 5.125% 2028[2]	140	142
Hexion Inc. 7.875% 2027[2]	370	399
Hilcorp Energy I, LP 5.75% 2029[2]	80	81
Hilcorp Energy I, LP 6.00% 2031[2]	45	46
Hilton Worldwide Holdings Inc. 4.00% 2031[2]	130	130
Howard Hughes Corp. 5.375% 2028[2]	435	458
Howard Hughes Corp. 4.125% 2029[2]	205	201
Howard Hughes Corp. 4.375% 2031[2]	130	127
Howmet Aerospace Inc. 6.875% 2025	190	220
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[1]	430	447
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[1]	305	319
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[1]	4,172	4,622
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[1]	1,032	994
HSBC Holdings PLC 2.848% 2031 (USD-SOFR + 2.387% on 6/4/2030)[1]	6,000	6,008
Hyundai Capital America 3.25% 2022[2]	250	259
Hyundai Capital America 2.375% 2027[2]	1,284	1,290
Hyundai Capital Services Inc. 3.75% 2023[2]	2,450	2,586
Imperial Tobacco Finance PLC 3.50% 2023[2]	2,000	2,082
Indonesia (Republic of) 3.75% 2022	1,110	1,147
International Game Technology PLC 6.50% 2025[2]	500	550
International Game Technology PLC 4.125% 2026[2]	250	258
International Game Technology PLC 5.25% 2029[2]	200	209
Interstate Power and Light Co. 2.30% 2030	1,275	1,260
Intesa Sanpaolo SpA 5.017% 2024[2]	3,270	3,573
Intuit Inc. 1.35% 2027	700	689
Iqvia Inc. 5.00% 2027[2]	200	212
Iraq (Republic of) 6.752% 2023[2]	545	544
Iron Mountain Inc. 5.25% 2030[2]	290	300
Iron Mountain Inc. 4.50% 2031[2]	190	188
Israel (State of) 2.50% 2030	3,850	3,965
Israel (State of) 2.75% 2030	1,135	1,190
Israel (State of) 3.375% 2050	1,470	1,488
Israel (State of) 3.875% 2050	1,265	1,394
J2 Global, Inc. 4.625% 2030[2]	220	223
Jaguar Land Rover PLC 7.75% 2025[2]	225	244
Jaguar Land Rover PLC 5.875% 2028[2]	100	102
Joseph T. Ryerson & Son, Inc. 8.50% 2028[2]	157	176
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[1]	6,710	6,557
American Funds Insurance Series — Capital World Bond Fund — Page 164 of 240

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
KB Home 6.875% 2027	$370	$434
Kennedy-Wilson Holdings, Inc. 4.75% 2029	325	329
Kennedy-Wilson Holdings, Inc. 5.00% 2031	125	127
Keurig Dr Pepper Inc. 4.597% 2028	2,740	3,170
Keurig Dr Pepper Inc. 3.20% 2030	146	155
Keurig Dr Pepper Inc. 5.085% 2048	1,075	1,350
Kimberly-Clark Corp. 1.05% 2027	770	748
Kimberly-Clark Corp. 3.10% 2030	110	119
Kraft Heinz Company 3.875% 2027	300	327
Kraft Heinz Company 5.00% 2042	250	282
Kraft Heinz Company 4.375% 2046	740	775
Kronos Acquisition Holdings Inc. 5.00% 2026[2]	95	95
Kronos Acquisition Holdings Inc. 7.00% 2027[2]	225	216
Kuwait (State of) 2.75% 2022[2]	3,550	3,631
Lamar Media Corp. 3.75% 2028	210	210
Lamar Media Corp. 3.625% 2031[2]	75	73
LBM Acquisition LLC 6.25% 2029[2]	25	26
LD Holdings Group LLC 6.125% 2028[2]	125	127
Level 3 Financing, Inc. 3.75% 2029[2]	95	93
Levi Strauss & Co. 3.50% 2031[2]	125	121
Liberty Global PLC 5.50% 2028[2]	250	259
Life Time Inc. 5.75% 2026[2]	115	118
Ligado Networks LLC 15.50% 2023[2,7]	225	226
Lima Metro Line 2 Finance Ltd. 5.875% 2034[2]	1,040	1,223
Lima Metro Line 2 Finance Ltd. 5.875% 2034	712	838
Lima Metro Line 2 Finance Ltd. 4.35% 2036[2]	630	668
Lloyds Banking Group PLC 1.326% 2023 (1-year UST Yield Curve Rate T Note Constant Maturity on 6/15/2022)[1]	1,825	1,843
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]	7,000	6,958
LPL Financial Holdings Inc. 4.625% 2027[2]	395	411
LSB Industries, Inc. 9.625% 2023[2]	760	782
LSC Communications, Inc. 8.75% 2023[2,8,9,10]	431	23
LSF9 Atlantis Holdings LLC / Victra Finance Corp 7.75% 2026[2]	190	195
LYB International Finance III, LLC 1.25% 2025	1,452	1,435
Mallinckrodt PLC 10.00% 2025[2]	1,190	1,330
Masco Corp. 1.50% 2028	791	761
MasTec, Inc. 4.50% 2028[2]	100	104
Mattel, Inc. 6.75% 2025[2]	40	42
Mattel, Inc. 3.75% 2029[2]	70	71
MDC Partners Inc. 7.50% 2024[1,2]	470	478
Medical Properties Trust, Inc. 3.50% 2031	155	152
Medtronic, Inc. 3.50% 2025	1,091	1,197
Melco International Development Ltd. 5.375% 2029[2]	200	213
Mercer International Inc. 5.125% 2029[2]	130	135
Meredith Corp. 6.875% 2026	161	166
Methanex Corp. 5.125% 2027	240	246
Methanex Corp. 5.65% 2044	240	239
Mexico City Airport Trust 5.50% 2047	432	430
MGM Growth Properties LLC 3.875% 2029[2]	100	100
MGM Resorts International 7.75% 2022	200	211
MH SUB I, LLC, Term Loan, (3-month USD-LIBOR + 6.25%) 6.359% 2029[5,6]	25	25
Microsoft Corp. 2.40% 2026	2,688	2,844
Mohegan Gaming & Entertainment 8.00% 2026[2]	300	303
Molina Healthcare, Inc. 5.375% 2022	1,200	1,260
American Funds Insurance Series — Capital World Bond Fund — Page 165 of 240

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Molina Healthcare, Inc. 3.875% 2030[2]	$75	$77
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[1]	5,730	5,596
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[1]	1,396	1,320
MPLX LP 2.65% 2030	837	821
MPLX LP 5.50% 2049	1,900	2,236
MSCI Inc. 5.375% 2027[2]	125	134
MSCI Inc. 3.875% 2031[2]	410	419
National CineMedia, LLC 5.875% 2028[2]	100	93
National Financial Partners Corp. 6.875% 2028[2]	210	218
Nationstar Mortgage Holdings Inc. 5.125% 2030[2]	230	227
Navient Corp. 5.50% 2023	440	458
Navient Corp. 5.875% 2024	730	768
Navient Corp. 6.125% 2024	100	106
Navient Corp. 4.875% 2028	80	78
NCL Corp. Ltd. 3.625% 2024[2]	345	326
NCL Corp. Ltd. 5.875% 2026[2]	115	116
NCR Corp. 5.125% 2029[2]	250	252
Neiman Marcus Group Ltd. LLC 7.125% 2026[2]	90	92
Neon Holdings, Inc. 10.125% 2026[2]	200	219
NESCO Holdings II, Inc. 5.50% 2029[2]	135	139
Nestlé Holdings, Inc. 0.625% 2026[2]	5,550	5,400
Netflix, Inc. 4.875% 2028	150	170
Netflix, Inc. 4.875% 2030[2]	225	259
New Fortress Energy Inc. 6.50% 2026[2]	370	374
New York Life Global Funding 1.20% 2030[2]	2,725	2,472
New York Life Insurance Company 3.75% 2050[2]	122	129
Newcrest Finance Pty Ltd. 3.25% 2030[2]	909	953
Newell Rubbermaid Inc. 4.70% 2026	100	110
Newell Rubbermaid Inc. 5.875% 2036[1]	100	123
Nexstar Broadcasting, Inc. 4.75% 2028[2]	215	218
NextEra Energy Capital Holdings, Inc. 0.65% 2023	4,225	4,239
NGL Energy Operating LLC 7.50% 2026[2]	490	504
NGL Energy Partners LP 7.50% 2023	450	435
Niagara Mohawk Power Corp. 3.508% 2024[2]	180	194
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[2]	225	230
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[2]	210	221
NIKE, Inc. 3.375% 2050	602	633
Northern Oil and Gas, Inc. 8.125% 2028[2]	300	299
Northriver Midstream Finance LP 5.625% 2026[2]	220	229
Nouryon Holding BV 8.00% 2026[2]	210	224
Nova Chemicals Corp. 5.25% 2027[2]	120	126
Novartis Capital Corp. 1.75% 2025	460	474
Novartis Capital Corp. 2.00% 2027	501	517
Novartis Capital Corp. 2.20% 2030	1,060	1,068
Novelis Corp. 4.75% 2030[2]	200	206
NRG Energy, Inc. 3.375% 2029[2]	155	152
NRG Energy, Inc. 3.625% 2031[2]	155	151
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[2]	185	190
Occidental Petroleum Corp. 2.70% 2023	230	230
Occidental Petroleum Corp. 5.875% 2025	240	257
Occidental Petroleum Corp. 6.375% 2028	234	257
Occidental Petroleum Corp. 6.125% 2031	50	55
State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	1,410	1,414
ONEOK, Inc. 6.35% 2031	31	39
American Funds Insurance Series — Capital World Bond Fund — Page 166 of 240

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
ONEOK, Inc. 4.95% 2047	$111	$116
ONEOK, Inc. 5.20% 2048	1,378	1,510
ONEOK, Inc. 4.45% 2049	1,967	1,965
ONEOK, Inc. 7.15% 2051	355	480
Oracle Corp. 2.65% 2026	2,327	2,444
Oracle Corp. 3.25% 2027	1,880	2,020
Oracle Corp. 3.60% 2050	980	951
Oracle Corp. 3.95% 2051	122	126
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[2,4,6]	601	607
Oversea-Chinese Banking Corp. Ltd. 1.832% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.58% on 9/10/2025)[1,2]	1,416	1,405
Owens & Minor, Inc. 4.375% 2024	425	440
Owens & Minor, Inc. 4.50% 2029[2]	135	136
Pacific Gas and Electric Co. 2.95% 2026	590	609
Pacific Gas and Electric Co. 2.10% 2027	9,935	9,741
Pacific Gas and Electric Co. 3.30% 2027	659	688
Pacific Gas and Electric Co. 4.65% 2028	542	597
Pacific Gas and Electric Co. 4.55% 2030	783	850
Pacific Gas and Electric Co. 3.25% 2031	975	973
Pacific Gas and Electric Co. 3.30% 2040	6,850	6,222
Pacific Gas and Electric Co. 3.50% 2050	931	811
Pakistan (Islamic Republic of) 5.50% 2021[2]	3,535	3,578
Panama (Republic of) 3.75% 2026[2]	1,440	1,549
Panther BF Aggregator 2, LP 6.25% 2026[2]	55	58
Panther BF Aggregator 2, LP 8.50% 2027[2]	200	216
Paraguay (Republic of) 4.625% 2023	947	999
Paraguay (Republic of) 5.00% 2026	235	266
Paraguay (Republic of) 4.70% 2027[2]	350	392
Paraguay (Republic of) 5.60% 2048[2]	2,340	2,671
Paraguay (Republic of) 5.40% 2050[2]	1,510	1,709
Park River Holdings, Inc. 5.625% 2029[2]	50	49
Party City Holdings Inc. 8.75% 2026[2]	175	181
PayPal Holdings, Inc. 2.30% 2030	541	537
Peabody Energy Corp. 8.50% 2024[2,7]	97	41
Peru (Republic of) 2.392% 2026	500	516
Petrobras Global Finance Co. 6.75% 2050	1,370	1,465
Petróleos Mexicanos 6.875% 2025[2]	1,340	1,453
Petróleos Mexicanos 6.875% 2026	4,260	4,568
Petróleos Mexicanos 7.69% 2050	250	232
Petróleos Mexicanos 6.95% 2060	201	173
PETRONAS Capital Ltd. 3.50% 2030[2]	605	648
PG&E Corp. 5.00% 2028	220	233
PG&E Corp. 5.25% 2030	125	133
Philip Morris International Inc. 2.10% 2030	634	612
PIC AU Holdings Corp. / PIC AU Holdings LLC 10.00% 2024[2]	47	43
Pioneer Natural Resources Company 1.90% 2030	598	555
Plains All American Pipeline, LP 3.80% 2030	352	359
Playtika Holding Corp. 4.25% 2029[2]	175	173
Post Holdings, Inc. 4.625% 2030[2]	579	581
Power Financial Corp. Ltd. 3.35% 2031	1,870	1,827
PowerTeam Services, LLC 9.033% 2025[2]	100	110
Prestige Brands International Inc. 3.75% 2031[2]	90	86
Prime Healthcare Services, Inc. 7.25% 2025[2]	140	150
Prime Security Services Borrower, LLC 3.375% 2027[2]	160	155
Procter & Gamble Company 3.00% 2030	338	364
American Funds Insurance Series — Capital World Bond Fund — Page 167 of 240

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Progress Energy, Inc. 7.75% 2031	$150	$210
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[2]	555	571
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[2]	500	569
PTT Exploration and Production PCL 2.587% 2027[2]	200	206
Public Service Electric and Gas Co. 2.05% 2050	415	335
Puget Energy, Inc. 6.00% 2021	1,023	1,046
Puget Energy, Inc. 5.625% 2022	480	505
Qatar (State of) 3.875% 2023[2]	475	507
Qatar (State of) 3.40% 2025[2]	4,805	5,228
Qatar (State of) 4.50% 2028[2]	1,285	1,501
Qatar (State of) 5.103% 2048[2]	530	672
Rabobank Nederland 4.625% 2023	2,180	2,390
Radiology Partners, Inc. 9.25% 2028[2]	410	447
Range Resources Corp. 8.25% 2029[2]	55	59
Rattler Midstream Partners LP 5.625% 2025[2]	220	230
Rayonier A.M. Products Inc. 7.625% 2026[2]	40	43
Real Hero Merger Sub 2, Inc. 6.25% 2029[2]	25	26
Realogy Corp. 5.75% 2029[2]	235	232
Reynolds American Inc. 4.45% 2025	2,115	2,348
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[2]	60	60
Rocket Software, Inc. 6.50% 2029[2]	175	177
Roper Technologies, Inc. 1.00% 2025	2,210	2,174
Royal Bank of Canada 0.875% 2026	4,660	4,578
Royal Caribbean Cruises Ltd. 11.50% 2025[2]	95	111
RP Escrow Issuer, LLC 5.25% 2025[2]	75	78
Russian Federation 4.25% 2027	1,400	1,535
Sabine Pass Liquefaction, LLC 4.50% 2030	88	99
Santander Holdings USA, Inc. 3.244% 2026	3,750	3,970
Saudi Arabia (Kingdom of) 2.894% 2022[2]	1,900	1,949
Saudi Arabia (Kingdom of) 2.90% 2025	2,000	2,124
Saudi Arabia (Kingdom of) 3.628% 2027[2]	1,900	2,084
Saudi Arabia (Kingdom of) 3.625% 2028[2]	3,840	4,181
Saudi Arabian Oil Co. 1.625% 2025[2]	430	433
Scentre Group 3.50% 2025[2]	210	223
Scentre Group 3.75% 2027[2]	110	118
Scientific Games Corp. 5.00% 2025[2]	539	559
Scientific Games Corp. 8.25% 2026[2]	525	564
Scientific Games Corp. 7.25% 2029[2]	160	174
Sensata Technologies Holding BV 4.00% 2029[2]	550	561
Service Properties Trust 5.50% 2027	85	90
ServiceNow, Inc. 1.40% 2030	1,830	1,656
Simmons Foods Inc. 4.625% 2029[2]	105	106
Sinclair Television Group, Inc. 5.125% 2027[2]	155	152
Sinclair Television Group, Inc. 4.125% 2030[2]	230	222
Six Flags Entertainment Corp. 4.875% 2024[2]	230	233
Sizzling Platter LLC 8.50% 2025[2]	200	199
SK hynix, Inc. 1.50% 2026[2]	1,343	1,323
Skandinaviska Enskilda Banken AB 2.80% 2022	2,100	2,149
SkyMiles IP Ltd. 4.75% 2028[2]	210	229
Southern California Edison Co. 2.85% 2029	200	203
Southwestern Energy Co. 6.45% 2025[1]	200	215
Southwestern Energy Co. 7.50% 2026	75	79
Southwestern Energy Co. 7.75% 2027	25	27
Southwestern Energy Co. 8.375% 2028	60	66
Specialty Building Products Holdings LLC 6.375% 2026[2]	25	26
American Funds Insurance Series — Capital World Bond Fund — Page 168 of 240

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Springleaf Finance Corp. 6.125% 2024	$650	$703
Sprint Corp. 7.625% 2026	180	221
Sprint Corp. 6.875% 2028	980	1,238
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	5,574	5,395
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	6,554	5,775
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	2,890	1,987
State Grid Overseas Investment Ltd. 3.50% 2027[2]	5,600	6,102
Statoil ASA 3.70% 2024	1,950	2,121
Statoil ASA 4.25% 2041	1,000	1,130
Stericycle, Inc. 3.875% 2029[2]	65	64
Studio City Finance Ltd. 5.00% 2029[2]	200	201
Summit Materials, Inc. 6.50% 2027[2]	210	221
Sunoco Logistics Operating Partners, LP 4.00% 2027	1,490	1,603
Sunoco LP 5.50% 2026	210	216
Sunoco LP 4.50% 2029[2]	220	220
Superior Plus LP And Superior General Partner Inc. 4.50% 2029[2]	150	152
Surgery Center Holdings 10.00% 2027[2]	210	232
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,2]	800	909
Synaptics Inc. 4.00% 2029[2]	100	99
Syneos Health, Inc. 3.625% 2029[2]	45	44
Talen Energy Corp. 10.50% 2026[2]	225	202
Talen Energy Corp. 7.25% 2027[2]	510	522
Talen Energy Supply, LLC 7.625% 2028[2]	70	71
Targa Resources Partners LP 5.875% 2026	125	131
Targa Resources Partners LP 5.50% 2030	230	242
Targa Resources Partners LP 4.875% 2031[2]	90	91
Teekay Offshore Partners LP 8.50% 2023[2]	550	499
TEGNA Inc. 4.75% 2026[2]	100	106
Tempur Sealy International, Inc. 4.00% 2029[2]	125	125
Tencent Holdings Ltd. 3.24% 2050[2]	7,950	7,340
Tencent Music Entertainment Group 2.00% 2030	610	569
Tenet Healthcare Corp. 4.875% 2026[2]	865	900
Teva Pharmaceutical Finance Co. BV 2.20% 2021	71	71
Teva Pharmaceutical Finance Co. BV 2.80% 2023	4,361	4,347
Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,600	4,910
Teva Pharmaceutical Finance Co. BV 7.125% 2025	3,910	4,327
Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,900	2,777
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	1,780	1,791
The Home Company Inc. 7.25% 2025[2]	290	301
Thermo Fisher Scientific Inc. 4.133% 2025	1,170	1,300
T-Mobile US, Inc. 2.625% 2026	150	153
T-Mobile US, Inc. 2.625% 2029	75	73
T-Mobile US, Inc. 2.55% 2031[2]	9,390	9,211
Toronto-Dominion Bank 1.15% 2025	7,000	7,009
Total Capital International 3.127% 2050	804	759
Total Play Telecomunicaciones, SA de CV, 7.50% 2025[2]	230	230
Toyota Motor Credit Corp. 2.90% 2023	1,360	1,427
Toyota Motor Credit Corp. 1.80% 2025	8,000	8,224
Toyota Motor Credit Corp. 3.00% 2025	1,360	1,456
Toyota Motor Credit Corp. 3.375% 2030	453	492
TransCanada PipeLines Ltd. 4.10% 2030	1,342	1,498
TransDigm Inc. 6.25% 2026[2]	204	217
TransDigm Inc. 5.50% 2027	65	67
American Funds Insurance Series — Capital World Bond Fund — Page 169 of 240

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
TransDigm Inc. 4.625% 2029[2]	$115	$114
Transocean Guardian Ltd. 5.875% 2024[2]	40	35
Transocean Inc. 6.125% 2025[2]	87	82
Transocean Poseidon Ltd. 6.875% 2027[2]	130	120
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 8.00%) 9.00% 2025 (72.22% PIK)[5,6,7]	1	1
Trilogy International Partners, LLC 8.875% 2022[2]	1,585	1,543
Triton Water Holdings, Inc. 6.25% 2029[2]	145	148
Trivium Packaging BV 8.50% 2027[2]	200	217
Truck Hero Inc., Term Loan-B, (3-month USD-LIBOR + 3.75%) 4.50% 2028[5,6]	25	25
TTM Technologies, Inc. 4.00% 2029[2]	275	272
Turkey (Republic of) 6.25% 2022	1,880	1,912
Turkey (Republic of) 5.75% 2024	2,500	2,482
Turkey (Republic of) 6.35% 2024	2,220	2,232
U.S. Treasury 0.125% 2022	12,340	12,339
U.S. Treasury 0.125% 2023[11]	24,000	23,989
U.S. Treasury 2.625% 2023	6,900	7,225
U.S. Treasury 1.875% 2024	4,515	4,729
U.S. Treasury 2.75% 2025	10,140	11,004
U.S. Treasury 2.875% 2025	5,400	5,905
U.S. Treasury 0.50% 2026	7,453	7,308
U.S. Treasury 0.625% 2030[11]	11,600	10,563
U.S. Treasury 1.125% 2040[11]	9,170	7,497
U.S. Treasury 1.875% 2041[11]	11,480	10,701
U.S. Treasury 2.75% 2047	1,625	1,741
U.S. Treasury 3.00% 2048	5,045	5,674
U.S. Treasury 1.625% 2050[11]	6,290	5,250
U.S. Treasury Inflation-Protected Security 0.125% 2021[3]	3,355	3,363
U.S. Treasury Inflation-Protected Security 0.25% 2050[3]	305	320
U.S. Treasury Inflation-Protected Security 0.125% 2051[3]	5,324	5,387
Uber Technologies, Inc. 8.00% 2026[2]	300	325
UBS Group AG 1.008% 2024 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/30/2023)[1,2]	1,950	1,962
UKG Inc., Term Loan-B, (3-month USD-LIBOR + 3.25%) 4.00% 2026[5,6]	318	319
UniCredit SpA 3.75% 2022[2]	1,750	1,802
UniCredit SpA 4.625% 2027[2]	5,825	6,560
Uniform Mortgage-Backed Security 1.50% 2036[4,12]	12,937	12,976
Uniform Mortgage-Backed Security 2.00% 2051[4,12]	8,844	8,794
Uniform Mortgage-Backed Security 2.00% 2051[4,12]	1,158	1,154
Unisys Corp. 6.875% 2027[2]	50	55
United Airlines, Pass Through Trust , Series 2020-1, Class B, 4.875% 2027	92	97
United Airlines Holdings, Inc. 6.50% 2027[2]	290	318
United Mexican States 3.25% 2030	2,685	2,714
United Natural Foods, Inc. 6.75% 2028[2]	175	187
United Rentals, Inc. 5.25% 2030	150	163
United Technologies Corp. 4.125% 2028	1,900	2,141
United Wholesale Mortgage, LLC 5.50% 2029[2]	150	150
Univision Communications Inc. 6.625% 2027[2]	220	235
Vale Overseas Ltd. 3.75% 2030	1,873	1,958
Valeant Pharmaceuticals International, Inc. 6.125% 2025[2]	800	821
Valvoline Inc. 3.625% 2031[2]	210	203
Venator Materials Corp. 5.75% 2025[2]	590	574
Venator Materials Corp. 9.50% 2025[2]	420	471
Veritas Holdings Ltd. 10.50% 2024[2]	200	205
Veritas Holdings Ltd. 7.50% 2025[2]	285	296
American Funds Insurance Series — Capital World Bond Fund — Page 170 of 240

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Verizon Communications Inc. 0.85% 2025	$4,480	$4,387
Verizon Communications Inc. 3.15% 2030	575	607
Verizon Communications Inc. 2.55% 2031	2,100	2,100
Verizon Communications Inc. 3.40% 2041	3,460	3,518
Vertical Holdco GMBH 7.625% 2028[2]	200	215
Vertical U.S. Newco Inc. 5.25% 2027[2]	225	236
VICI Properties LP 4.25% 2026[2]	175	179
VICI Properties LP 4.625% 2029[2]	45	47
VICI Properties LP / VICI Note Co. Inc. 3.50% 2025[2]	110	112
VICI Properties LP / VICI Note Co. Inc. 4.125% 2030[2]	250	252
Vine Oil & Gas LP 8.75% 2023[2]	175	187
Virgin Media O2 4.25% 2031[2]	275	268
Virtusa Corp., Term Loan-B, (3-month USD-LIBOR + 4.25%) 5.00% 2028[5,6]	25	25
Volkswagen Group of America Finance, LLC 4.00% 2021[2]	1,900	1,942
Volkswagen Group of America Finance, LLC 4.625% 2025[2]	1,280	1,448
Walt Disney Company 2.65% 2031	5,520	5,642
Warner Music Group 3.875% 2030[2]	210	212
WEA Finance LLC 3.75% 2024[2]	535	567
Weatherford International PLC 8.75% 2024[2]	150	157
Weatherford International PLC 11.00% 2024[2]	100	96
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[1]	7,375	7,563
WESCO Distribution, Inc. 7.125% 2025[2]	195	213
WESCO Distribution, Inc. 7.25% 2028[2]	215	240
Western Gas Partners LP 4.50% 2028	230	240
Western Global Airlines LLC 10.375% 2025[2]	80	90
Western Midstream Operating, LP 4.35% 2025[1]	155	161
Western Midstream Operating, LP 4.75% 2028	70	73
Westfield Corp. Ltd. 3.15% 2022[2]	245	250
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	2,900	2,991
Williams Companies, Inc. 3.50% 2030	1,024	1,087
Williams Partners LP 4.30% 2024	820	893
Wyndham Worldwide Corp. 4.375% 2028[2]	230	233
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[2]	228	234
Wynn Resorts Ltd. 7.75% 2025[2]	180	195
Xcel Energy Inc. 3.35% 2026	2,581	2,799
Xerox Corp. 5.50% 2028[2]	450	467
Ziggo Bond Co. BV 5.125% 2030[2]	200	205
Ziggo Bond Finance BV 5.50% 2027[2]	364	380
Ziggo Bond Finance BV 4.875% 2030[2]	300	307
Zimmer Holdings, Inc. 3.15% 2022	790	807
		829,038
Total bonds, notes & other debt instruments (cost: $2,031,879,000)		2,071,551
Preferred securities 0.00% U.S. dollars 0.00%	Shares
ACR III LSC Holdings LLC, Series B, preferred shares[2,9,10,13]	48	33
Total preferred securities (cost: $49,000)		33
American Funds Insurance Series — Capital World Bond Fund — Page 171 of 240

unaudited
Common stocks 0.13% U.S. dollars 0.13%		Shares	Value (000)
Associated Materials Group Inc.[9,10,13]		174,911	$1,333
Chesapeake Energy Corp.[13]		17,634	765
Weatherford International[13]		29,931	381
Oasis Petroleum Inc.		4,367	259
Advanz Pharma Corp. Ltd.[13,14]		9,130	155
Advanz Pharma Corp. Ltd.[13]		6,028	103
McDermott International, Ltd.[13]		4,287	4
Jonah Energy Parent LLC[9,10,13]		130	2
Total common stocks (cost: $3,293,000)			3,002
Rights & warrants 0.01% U.S. dollars 0.01%
Chesapeake Energy Corp., Class B, warrants, expire 2026[13]		3,369	66
Chesapeake Energy Corp., Class A, warrants, expire 2026[13]		3,032	53
Chesapeake Energy Corp., Class C, warrants, expire 2026[13]		2,543	43
Sable Permian Resources, LLC, Class A, warrants, expire 2024[9,10,13]		531	—[15]
Total rights & warrants (cost: $324,000)			162
Short-term securities 10.58% Bills & notes of governments & government agencies outside the U.S. 0.38%	Weighted average yield at acquisition	Principal amount (000)
Egyptian Treasury 1/18/2022	11.246%	EGP82,900	4,766
Egyptian Treasury 7/6/2021	11.715	66,000	4,058
			8,824
Money market investments 10.20%		Shares
Capital Group Central Cash Fund 0.08%[16,17]		2,346,217	234,645
Total short-term securities (cost: $243,517,000)			243,469
Total investment securities 100.78% (cost: $2,279,062,000)			2,318,217
Other assets less liabilities (0.78)%			(17,947)
Net assets 100.00%			$2,300,270
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[18] (000)	Value at 3/31/2021[19] (000)	Unrealized appreciation (depreciation) at 3/31/2021 (000)
90 Day Euro Dollar Futures	Short	2,565	September 2022	$(641,250)	$(638,877)	$614
90 Day Euro Dollar Futures	Long	2,747	September 2023	686,750	679,677	(1,153)
5 Year U.S. Treasury Note Futures	Long	887	July 2021	88,700	109,454	(812)
10 Year Euro-Bund Futures	Long	26	June 2021	€2,600	5,222	(24)
10 Year Italy Government Bond Futures	Short	112	June 2021	(11,200)	(19,611)	(163)
10 Year Japanese Government Bond Futures	Long	36	June 2021	¥3,600,000	49,147	76
10 Year U.S. Treasury Note Futures	Short	172	June 2021	$(17,200)	(22,521)	572
10 Year Ultra U.S. Treasury Note Futures	Short	480	June 2021	(48,000)	(68,970)	1,199
30 Year Euro-Buxl Futures	Long	41	June 2021	€4,100	9,907	(92)
30 Year Ultra U.S. Treasury Bond Futures	Short	81	June 2021	$(8,100)	(14,679)	380
						$597
American Funds Insurance Series — Capital World Bond Fund — Page 172 of 240

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2021 (000)
Purchases (000)	Sales (000)
USD722	ZAR10,540	Morgan Stanley	4/6/2021	$8
ZAR10,540	USD713	Morgan Stanley	4/6/2021	—[15]
MXN217,600	USD10,646	Goldman Sachs	4/6/2021	(7)
USD3,873	MXN79,450	Bank of New York Mellon	4/6/2021	(12)
USD6,471	MXN138,150	HSBC Bank	4/6/2021	(283)
USD24,513	AUD31,470	HSBC Bank	4/8/2021	609
NOK100,620	EUR9,825	HSBC Bank	4/8/2021	240
USD3,753	RUB277,038	Citibank	4/8/2021	93
USD5,918	AUD7,720	Goldman Sachs	4/8/2021	54
USD2,305	COP8,302,610	Goldman Sachs	4/8/2021	38
EUR13,600	DKK101,160	Morgan Stanley	4/8/2021	2
AUD8,330	USD6,452	Bank of America	4/8/2021	(124)
USD9,774	MYR39,650	Standard Chartered Bank	4/9/2021	215
USD9,187	JPY1,001,000	HSBC Bank	4/9/2021	145
USD7,359	EUR6,170	Standard Chartered Bank	4/9/2021	122
USD12,440	CNH81,000	HSBC Bank	4/9/2021	111
USD7,362	EUR6,183	JPMorgan Chase	4/9/2021	110
CZK181,540	EUR6,883	Barclays Bank PLC	4/9/2021	83
USD5,518	JPY601,900	JPMorgan Chase	4/9/2021	81
USD4,145	EUR3,480	JPMorgan Chase	4/9/2021	63
USD5,507	JPY604,300	Bank of America	4/9/2021	49
USD6,193	CZK136,930	UBS AG	4/9/2021	41
USD2,306	JPY250,730	HSBC Bank	4/9/2021	41
USD6,675	ILS22,180	Bank of America	4/9/2021	40
USD2,068	JPY224,580	Morgan Stanley	4/9/2021	40
USD2,290	EUR1,931	HSBC Bank	4/9/2021	26
USD5,025	JPY553,930	Bank of America	4/9/2021	21
USD4,601	CNH30,180	HSBC Bank	4/9/2021	7
EUR10,124	DKK75,300	Standard Chartered Bank	4/9/2021	2
NOK35,720	USD4,178	Bank of America	4/9/2021	(2)
CHF800	USD859	Bank of America	4/9/2021	(13)
MYR17,970	USD4,351	Standard Chartered Bank	4/9/2021	(19)
MYR11,500	USD2,796	Standard Chartered Bank	4/9/2021	(24)
EUR2,920	USD3,454	Morgan Stanley	4/9/2021	(29)
EUR7,250	USD8,556	Goldman Sachs	4/9/2021	(52)
THB70,300	USD2,301	Bank of America	4/9/2021	(52)
EUR2,520	USD3,015	Standard Chartered Bank	4/9/2021	(60)
SEK23,400	USD2,743	JPMorgan Chase	4/9/2021	(63)
PLN12,600	USD3,266	Goldman Sachs	4/9/2021	(78)
JPY801,420	USD7,380	Goldman Sachs	4/9/2021	(141)
EUR52,790	USD62,934	UBS AG	4/9/2021	(1,016)
JPY11,800,150	USD109,079	Citibank	4/9/2021	(2,497)
USD3,632	NZD5,070	Standard Chartered Bank	4/12/2021	91
TRY47,390	USD6,131	Goldman Sachs	4/12/2021	(443)
TRY48,060	USD6,490	Barclays Bank PLC	4/12/2021	(722)
KRW24,693,200	USD21,688	Standard Chartered Bank	4/13/2021	129
IDR29,732,720	USD2,045	Citibank	4/13/2021	—[15]
USD3,352	CLP2,403,770	Standard Chartered Bank	4/16/2021	15
USD3,916	CLP2,855,090	Goldman Sachs	4/16/2021	(48)
USD14,019	AUD18,090	Bank of New York Mellon	4/19/2021	278
USD7,862	DKK49,050	HSBC Bank	4/19/2021	127
American Funds Insurance Series — Capital World Bond Fund — Page 173 of 240

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2021 (000)
Purchases (000)	Sales (000)
USD1,476	INR107,750	UBS AG	4/19/2021	$6
INR84,290	USD1,155	Goldman Sachs	4/19/2021	(5)
USD2,350	MXN48,750	Goldman Sachs	4/19/2021	(31)
CNH65,480	USD10,045	HSBC Bank	4/19/2021	(85)
USD10,584	NZD14,740	UBS AG	4/22/2021	290
NZD3,000	USD2,092	Bank of New York Mellon	4/22/2021	3
NZD1,900	USD1,326	Goldman Sachs	4/22/2021	1
NZD1,200	USD842	Goldman Sachs	4/22/2021	(4)
USD2,756	COP9,900,870	HSBC Bank	4/23/2021	53
USD2,541	COP9,274,460	Citibank	4/23/2021	9
USD3,684	GBP2,670	Standard Chartered Bank	4/26/2021	3
CAD8,520	USD6,786	Goldman Sachs	4/26/2021	(6)
USD1,817	TRY15,280	Bank of America	5/5/2021	14
TRY31,420	USD4,246	Goldman Sachs	5/5/2021	(539)
USD10,611	MXN217,600	Goldman Sachs	5/6/2021	7
USD710	ZAR10,540	Morgan Stanley	5/6/2021	—[15]
USD2,953	RUB225,278	JPMorgan Chase	5/7/2021	(12)
USD6,715	KRW7,635,000	Standard Chartered Bank	5/17/2021	(31)
KRW7,635,000	USD6,905	UBS AG	5/17/2021	(160)
USD5,379	GBP3,880	Standard Chartered Bank	5/19/2021	30
GBP6,650	USD9,405	Goldman Sachs	5/19/2021	(236)
USD10,776	MYR43,700	HSBC Bank	5/24/2021	256
USD6,999	BRL38,280	Citibank	5/24/2021	223
USD2,911	TRY25,800	JPMorgan Chase	5/25/2021	(97)
TRY25,800	USD3,463	Morgan Stanley	5/25/2021	(455)
CAD4,309	USD3,471	Bank of America	6/17/2021	(41)
CAD6,620	USD5,321	Standard Chartered Bank	6/17/2021	(53)
USD3,011	MXN62,580	Standard Chartered Bank	6/22/2021	(23)
USD4,824	EUR4,100	Citibank	7/1/2021	7
USD22,038	BRL120,700	Standard Chartered Bank	10/1/2021	956
USD16,506	BRL90,140	HSBC Bank	10/1/2021	762
				$(1,962)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2021 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 3/31/2021 (000)
3-month AUD-BBSW	0.29%	3/4/2024	A$40,180	$39	$—	$39
0.3653%	3-month USD-LIBOR	3/5/2024	$31,110	(106)	—	(106)
(0.03625)%	6-month JPY-LIBOR	3/16/2024	¥4,998,150	(19)	—	(19)
(0.454)%	6-month EURIBOR	4/1/2024	€45,160	8	—	8
(0.4545)%	6-month EURIBOR	4/1/2024	45,160	8	—	8
3-month SEK-STIBOR	0.175%	2/9/2026	SKr56,800	40	—	40
3-month SEK-STIBOR	0.179%	2/9/2026	28,400	19	—	19
3-month SEK-STIBOR	0.185%	2/11/2026	28,500	19	—	19
3-month SEK-STIBOR	0.189%	2/11/2026	28,500	18	—	18
0.0079%	6-month JPY-LIBOR	4/8/2030	¥1,620,000	(153)	30	(183)
American Funds Insurance Series — Capital World Bond Fund — Page 174 of 240

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2021 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 3/31/2021 (000)
1.72375%	6-month AUD-BBSW	3/4/2031	A$13,180	$(104)	$—	$(104)
3-month USD-LIBOR	1.4822%	3/5/2031	$9,970	274	—	274
6-month JPY-LIBOR	0.5675%	3/16/2051	¥538,200	—[15]	—	—[15]
6-month EURIBOR	0.5082%	4/1/2051	€4,790	(53)	—	(53)
6-month EURIBOR	0.5092%	4/1/2051	4,790	(55)	—	(55)
					$30	$(95)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 3/31/2021 (000)	Upfront premium (received) paid (000)	Unrealized (depreciation) appreciation at 3/31/2021 (000)
CDX.NA.HY.35	5.00%/Quarterly	12/20/2025	$3,019	$(274)	$(251)	$(23)
CDX.EM.35	1.00%/Quarterly	6/20/2026	18,700	782	652	130
CDX.NA.HY.36	5.00%/Quarterly	6/20/2026	11,502	(1,026)	(1,001)	(25)
ITRXEUR.IG.35	1.00%/Quarterly	6/20/2026	23,100	(673)	(636)	(37)
					$(1,236)	$45
Centrally cleared credit default swaps on credit indices — sell protection
Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 3/31/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 3/31/2021 (000)
1.00%/Quarterly	CDX.NA.IG.35	12/20/2025	$47,139	$1,127	$1,056	$71
1.00%/Quarterly	CDX.NA.IG.36	6/20/2026	51,951	1,214	1,125	89
					$2,181	$160
Investments in affiliates17

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 3/31/2021 (000)	Dividend income (000)
Short-term securities 10.20%
Money market investments 10.20%
Capital Group Central Cash Fund 0.08%[16]	$147,017	$326,543	$238,915	$—[15]	$—[15]	$234,645	$57
American Funds Insurance Series — Capital World Bond Fund — Page 175 of 240

unaudited
[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $259,258,000, which represented 11.27% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,233,000, which represented .05% of the net assets of the fund.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,391,000, which represented .06% of the net assets of the fund.
[10]	Value determined using significant unobservable inputs.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $12,845,000, which represented .56% of the net assets of the fund.
[12]	Purchased on a TBA basis.
[13]	Security did not produce income during the last 12 months.
[14]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[15]	Amount less than one thousand.
[16]	Rate represents the seven-day yield at 3/31/2021.
[17]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[18]	Notional amount is calculated based on the number of contracts and notional contract size.
[19]	Value is calculated based on the notional amount and current market price.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Advanz Pharma Corp. Ltd.	8/31/2018	$116	$155.01%
Key to abbreviations and symbols
AUD/A$ = Australian dollars	LIBOR = London Interbank Offered Rate
BBSW = Bank Bill Swap Rate	MXN = Mexican pesos
BRL = Brazilian reais	MYR = Malaysian ringgits
CAD/C$ = Canadian dollars	NOK/NKr = Norwegian kroner
CHF = Swiss francs	NZD/NZ$ = New Zealand dollars
CLP = Chilean pesos	PEN = Peruvian nuevos soles
CNH/CNY = Chinese yuan renminbi	PLN = Polish zloty
COP = Colombian pesos	Ref. = Refunding
CZK = Czech korunas	Rev. = Revenue
DKK/DKr = Danish kroner	RON = Romanian leu
EGP = Egyptian pounds	RUB = Russian rubles
EUR/€ = Euros	SEK/SKr = Swedish kronor
EURIBOR = Euro Interbank Offered Rate	SOFR = Secured Overnight Financing Rate
GBP/£ = British pounds	STIBOR = Stockholm Interbank Offered Rate
GHS = Ghanaian cedi	TBA = To-be-announced
IDR = Indonesian rupiah	THB = Thai baht
ILS = Israeli shekels	TRY = Turkish lira
INR = Indian rupees	UAH = Ukrainian hryvnia
JPY/¥ = Japanese yen	USD/$ = U.S. dollars
KRW = South Korean won	ZAR = South African rand
American Funds Insurance Series — Capital World Bond Fund — Page 176 of 240

High-Income Bond Fund
Investment portfolio
March 31, 2021
unaudited
Bonds, notes & other debt instruments 88.00% Corporate bonds, notes & loans 87.88% Energy 13.94%	Principal amount (000)	Value (000)
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2026[1]	$375	$389
Antero Resources Corp. 5.375% 2024	875	884
Antero Resources Corp. 7.625% 2029[1]	265	283
Apache Corp. 4.625% 2025	770	794
Apache Corp. 4.875% 2027	1,365	1,401
Apache Corp. 4.375% 2028	794	793
Apache Corp. 6.00% 2037	165	181
Apache Corp. 5.10% 2040	795	779
Apache Corp. 4.75% 2043	295	274
Ascent Resources - Utica LLC 7.00% 2026[1]	1,040	1,041
Ascent Resources - Utica LLC 9.00% 2027[1]	120	153
Ascent Resources - Utica LLC 8.25% 2028[1]	271	282
Ascent Resources - Utica LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 10.00% 2025[1,2,3]	228	254
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[1]	676	730
Bristow Group Inc. 6.875% 2028[1]	375	374
California Resources Corp. 7.125% 2026[1]	530	540
Carrizo Oil & Gas Inc. 6.25% 2023	750	669
Cenovus Energy Inc. 5.375% 2025	445	500
Cenovus Energy Inc. 5.40% 2047	400	446
Centennial Resource Production, LLC 6.875% 2027[1]	465	415
Cheniere Energy Partners, LP 5.625% 2026	1,151	1,206
Cheniere Energy Partners, LP 4.50% 2029	938	974
Cheniere Energy Partners, LP 4.00% 2031[1]	2,323	2,367
Cheniere Energy, Inc. 7.00% 2024	319	367
Cheniere Energy, Inc. 5.875% 2025	495	565
Cheniere Energy, Inc. 4.625% 2028[1]	5,396	5,611
Chesapeake Energy Corp. 4.875% 2022[4]	4,300	102
Chesapeake Energy Corp. 5.50% 2026[1]	1,185	1,236
Chesapeake Energy Corp. 5.875% 2029[1]	1,020	1,083
CNX Resources Corp. 7.25% 2027[1]	938	1,009
CNX Resources Corp. 6.00% 2029[1]	1,345	1,400
Comstock Resources, Inc. 9.75% 2026	970	1,056
Comstock Resources, Inc. 6.75% 2029[1]	1,425	1,463
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[1,5]	7,784	2,199
Continental Resources Inc. 5.75% 2031[1]	655	741
Convey Park Energy LLC 7.50% 2025[1]	417	433
Crestwood Midstream Partners LP 6.00% 2029[1]	575	567
DCP Midstream LP 7.375% 2049 (3-month USD-LIBOR + 5.148% on 12/15/2022)[6]	270	242
Diamond Offshore Drilling, Inc. 7.875% 2025[4]	508	89
Diamond Offshore Drilling, Inc. 4.875% 2043[4]	1,362	238
Endeavor Energy Resources, LP 6.625% 2025[1]	850	910
Energean Israel Finance Ltd. 4.50% 2024[1]	445	448
Energean Israel Finance Ltd. 4.875% 2026[1]	300	302
Energean Israel Finance Ltd. 5.875% 2031[1]	515	515
Energy Transfer Operating, LP 5.00% 2050	2,501	2,593
American Funds Insurance Series — High-Income Bond Fund — Page 177 of 240

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
EnLink Midstream Partners, LLC 5.625% 2028[1]	$660	$639
EnLink Midstream Partners, LP 4.15% 2025	400	392
EQM Midstream Partners, LP 4.75% 2023	400	416
EQM Midstream Partners, LP 4.125% 2026	127	126
EQM Midstream Partners, LP 6.50% 2027[1]	2,365	2,575
EQM Midstream Partners, LP 5.50% 2028	1,231	1,295
EQM Midstream Partners, LP 4.50% 2029[1]	835	815
EQM Midstream Partners, LP 4.75% 2031[1]	1,105	1,073
EQT Corp. 7.625% 2025 (7.375% on 2/1/2025)[6]	630	726
EQT Corp. 3.90% 2027	125	128
EQT Corp. 5.00% 2029	480	515
EQT Corp. 8.50% 2030[6]	400	511
Genesis Energy, LP 5.625% 2024	150	147
Genesis Energy, LP 6.50% 2025	2,235	2,195
Genesis Energy, LP 8.00% 2027	1,728	1,753
Guara Norte SARL 5.198% 2034[1]	603	592
Harvest Midstream I, LP 7.50% 2028[1]	1,757	1,893
Hess Midstream Partners LP 5.125% 2028[1]	687	696
Hilcorp Energy I, LP 5.75% 2025[1]	775	780
Hilcorp Energy I, LP 5.75% 2029[1]	615	622
Hilcorp Energy I, LP 6.00% 2031[1]	600	610
Indigo Natural Resources LLC 5.375% 2029[1]	470	464
Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 3.00%) 3.115% 2024[2,3]	12	9
Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 4.00%) 4.11% 2025 (72.91% PIK)[2,3,5]	148	88
Murphy Oil Corp. 6.875% 2024	1,000	1,024
Murphy Oil Corp. 6.375% 2028	500	501
Murphy Oil USA, Inc. 3.75% 2031[1]	200	197
Nabors Industries Inc. 5.75% 2025	355	264
New Fortress Energy Inc. 6.75% 2025[1]	740	761
New Fortress Energy Inc. 6.50% 2026[1]	2,385	2,409
NGL Energy Operating LLC 7.50% 2026[1]	6,905	7,108
NGL Energy Partners LP 7.50% 2023	799	773
NGL Energy Partners LP 6.125% 2025	3,049	2,597
Northern Oil and Gas, Inc. 8.125% 2028[1]	1,435	1,429
Northriver Midstream Finance LP 5.625% 2026[1]	625	651
NuStar Logistics, LP 6.00% 2026	686	741
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[1]	2,265	2,327
Occidental Petroleum Corp. 2.70% 2023	275	275
Occidental Petroleum Corp. 2.90% 2024	1,448	1,434
Occidental Petroleum Corp. 5.875% 2025	710	760
Occidental Petroleum Corp. 8.00% 2025	1,400	1,610
Occidental Petroleum Corp. 3.40% 2026	600	583
Occidental Petroleum Corp. 3.50% 2029	210	197
Occidental Petroleum Corp. 6.625% 2030	810	911
Occidental Petroleum Corp. 8.875% 2030	300	379
Occidental Petroleum Corp. 6.125% 2031	480	531
Occidental Petroleum Corp. 4.20% 2048	165	134
PDC Energy Inc. 5.75% 2026	1,100	1,142
Peabody Energy Corp. 8.50% 2024[1,5]	750	315
Peabody Energy Corp. 6.375% 2025[1]	100	40
Petrobras Global Finance Co. 5.60% 2031	250	264
Petrobras Global Finance Co. 6.90% 2049	375	411
Petrobras Global Finance Co. 6.75% 2050	850	909
Petróleos Mexicanos 6.875% 2025[1]	350	380
American Funds Insurance Series — High-Income Bond Fund — Page 178 of 240

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 5.35% 2028	$449	$437
Petróleos Mexicanos 7.69% 2050	651	603
PIC AU Holdings Corp. / PIC AU Holdings LLC 10.00% 2024[1]	427	394
PowerTeam Services, LLC 9.033% 2025[1]	560	619
Range Resources Corp. 4.875% 2025	642	637
Range Resources Corp. 8.25% 2029[1]	850	911
Rattler Midstream Partners LP 5.625% 2025[1]	1,105	1,156
Rockies Express Pipeline LLC 4.95% 2029[1]	1,000	1,023
Sabine Pass Liquefaction, LLC 4.50% 2030	256	288
Sanchez Energy Corp. 7.25% 2023[1,4]	739	5
Southwestern Energy Co. 6.45% 2025[6]	935	1,005
Southwestern Energy Co. 7.50% 2026	1,649	1,747
Southwestern Energy Co. 7.75% 2027	147	157
Southwestern Energy Co. 8.375% 2028	865	951
Sunoco LP 5.50% 2026	513	528
Sunoco LP 6.00% 2027	147	154
Sunoco LP 4.50% 2029[1]	1,455	1,452
Superior Plus LP And Superior General Partner Inc. 4.50% 2029[1]	690	699
Tallgrass Energy Partners, LP 5.50% 2024[1]	662	673
Tallgrass Energy Partners, LP 7.50% 2025[1]	420	453
Tapstone Energy, Term Loan, (3-month USD-LIBOR + 4.00%) 4.741% 2024[2,3,7,8]	11	6
Targa Resources Partners LP 5.875% 2026	321	337
Targa Resources Partners LP 6.50% 2027	133	145
Targa Resources Partners LP 6.875% 2029	115	127
Targa Resources Partners LP 5.50% 2030	477	501
Targa Resources Partners LP 4.875% 2031[1]	2,000	2,030
Targa Resources Partners LP 4.00% 2032[1]	550	518
Teekay Corp. 9.25% 2022[1]	3,108	3,131
Teekay Offshore Partners LP 8.50% 2023[1]	2,009	1,823
Transocean Guardian Ltd. 5.875% 2024[1]	410	359
Transocean Inc. 6.125% 2025[1]	1,040	985
Transocean Poseidon Ltd. 6.875% 2027[1]	385	357
USA Compression Partners, LP 6.875% 2026	264	271
USA Compression Partners, LP 6.875% 2027	247	255
Weatherford International PLC 8.75% 2024[1]	1,971	2,066
Weatherford International PLC 11.00% 2024[1]	3,686	3,545
Western Gas Partners LP 4.50% 2028	1,374	1,433
Western Gas Partners LP 5.45% 2044	55	57
Western Midstream Operating, LP 4.35% 2025[6]	369	383
Western Midstream Operating, LP 4.75% 2028	160	168
Western Midstream Operating, LP 5.30% 2030[6]	400	435
Western Midstream Operating, LP 6.50% 2050[6]	500	542
WPX Energy, Inc. 5.75% 2026	297	311
WPX Energy, Inc. 5.875% 2028	202	223
WPX Energy, Inc. 4.50% 2030	493	532
		123,447
Communication services 12.43%
Beasley Mezzanine Holdings, LLC 8.625% 2026[1]	475	479
Brightstar Escrow Corp. 9.75% 2025[1]	575	625
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 2023[1]	1,155	1,169
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[1]	263	272
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	1,523	1,573
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	96	102
American Funds Insurance Series — High-Income Bond Fund — Page 179 of 240

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2029[1]	$24	$26
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[1]	304	310
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	787	817
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	4,285	4,300
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[1]	1,099	1,114
CenturyLink, Inc. 6.75% 2023	1,480	1,637
CenturyLink, Inc. 7.50% 2024	583	654
CenturyLink, Inc. 5.125% 2026[1]	1,600	1,687
CenturyLink, Inc. 4.00% 2027[1]	134	137
Cinemark USA, Inc. 5.875% 2026[1]	400	411
Consolidated Communications, Inc. 5.00% 2028[1]	225	227
Diamond Sports Group LLC 5.375% 2026[1]	743	536
Diamond Sports Group LLC 6.625% 2027[1]	1,056	550
Discovery Communications, Inc. 4.65% 2050	61	67
Embarq Corp. 7.995% 2036	2,586	2,983
Epicor Software Corp., Term Loan-C, (3-month USD-LIBOR + 3.25%) 4.00% 2027[2,3]	75	75
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 8.75% 2028[2,3]	525	544
Front Range BidCo, Inc. 6.125% 2028[1]	1,089	1,119
Frontier Communications Corp. 5.875% 2027[1]	1,550	1,646
Frontier Communications Corp. 5.00% 2028[1]	3,500	3,571
Frontier Communications Corp. 6.75% 2029[1]	1,900	2,008
Gogo Inc. 9.875% 2024[1]	8,514	8,977
Gray Television, Inc. 7.00% 2027[1]	828	902
iHeartCommunications, Inc. 5.25% 2027[1]	1,235	1,272
Inmarsat PLC 6.75% 2026[1]	1,475	1,573
Intelsat Jackson Holding Co. 8.00% 2024[1]	1,675	1,736
Intelsat Jackson Holding Co. 8.50% 2024[1,4]	3,175	1,998
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2021[2,3]	1,212	1,232
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[2]	3,900	3,982
Lamar Media Corp. 3.75% 2028	61	61
Lamar Media Corp. 4.875% 2029	300	314
Lamar Media Corp. 4.00% 2030	260	260
Lamar Media Corp. 3.625% 2031[1]	500	484
Level 3 Financing, Inc. 3.75% 2029[1]	1,325	1,298
Liberty Global PLC 5.50% 2028[1]	656	679
Ligado Networks LLC 15.50% 2023[1,5]	1,670	1,679
Ligado Networks LLC 17.50% 2024[1,5]	225	187
Live Nation Entertainment, Inc. 3.75% 2028[1]	425	420
Match Group, Inc. 4.625% 2028[1]	1,100	1,126
MDC Partners Inc. 7.50% 2024[1,6]	5,170	5,255
Meredith Corp. 6.875% 2026	1,799	1,854
National CineMedia, LLC 5.875% 2028[1]	250	233
Netflix, Inc. 4.875% 2028	635	719
Netflix, Inc. 4.875% 2030[1]	174	201
Nexstar Broadcasting, Inc. 4.75% 2028[1]	2,500	2,531
Nexstar Escrow Corp. 5.625% 2027[1]	289	303
Numericable Group SA 7.375% 2026[1]	1,049	1,092
Playtika Holding Corp. 4.25% 2029[1]	745	735
Qwest Capital Funding, Inc. 6.875% 2028	860	947
Scripps Escrow II, Inc. 3.875% 2029[1]	575	566
Sinclair Television Group, Inc. 5.125% 2027[1]	195	191
Sinclair Television Group, Inc. 4.125% 2030[1]	1,550	1,497
Sirius XM Radio Inc. 4.625% 2024[1]	74	76
Sirius XM Radio Inc. 4.125% 2030[1]	345	346
American Funds Insurance Series — High-Income Bond Fund — Page 180 of 240

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Sprint Corp. 11.50% 2021	$538	$571
Sprint Corp. 7.625% 2026	2,000	2,452
Sprint Corp. 6.875% 2028	4,831	6,101
Sprint Corp. 8.75% 2032	2,441	3,612
TEGNA Inc. 4.75% 2026[1]	850	903
TEGNA Inc. 4.625% 2028	150	153
TEGNA Inc. 5.00% 2029	716	744
T-Mobile US, Inc. 2.625% 2026	1,650	1,684
T-Mobile US, Inc. 2.625% 2029	460	447
T-Mobile US, Inc. 2.875% 2031	800	774
Total Play Telecomunicaciones, SA de CV, 7.50% 2025[1]	475	475
Trilogy International Partners, LLC 8.875% 2022[1]	4,500	4,381
Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC 7.875% 2025[1]	75	81
Univision Communications Inc. 5.125% 2025[1]	3,195	3,241
Univision Communications Inc. 6.625% 2027[1]	3,050	3,263
Virgin Media O2 4.25% 2031[1]	1,925	1,876
Virgin Media Secured Finance PLC 4.50% 2030[1]	990	1,000
Warner Music Group 5.50% 2026[1]	228	235
Warner Music Group 3.875% 2030[1]	850	860
Ziggo Bond Co. BV 5.125% 2030[1]	419	429
Ziggo Bond Finance BV 5.50% 2027[1]	1,324	1,381
Ziggo Bond Finance BV 4.875% 2030[1]	1,950	1,997
		110,025
Materials 11.74%
Alcoa Netherlands Holding BV 5.50% 2027[1]	510	550
Alcoa Netherlands Holding BV 4.125% 2029[1]	950	959
ArcelorMittal 7.25% 2039[6]	120	164
ArcelorMittal 7.00% 2041[6]	385	526
Arconic Corp. 6.00% 2025[1]	810	875
Arconic Rolled Products Corp. 6.125% 2028[1]	800	853
Ardagh Group SA 6.50% 2027[1,5]	622	654
Ardagh Metal Packaging Finance USA LLC 4.00% 2029[1]	650	650
Ardagh Packaging Finance 5.25% 2025[1]	495	521
Ardagh Packaging Finance 6.00% 2025[1]	533	550
Ardagh Packaging Finance 5.25% 2027[1]	225	230
Axalta Coating Systems LLC 4.75% 2027[1]	460	481
Blue Cube Spinco Inc. 10.00% 2025	244	258
BWAY Parent Co., Inc. 5.50% 2024[1]	1,619	1,643
Cascades Inc. 5.125% 2026[1]	495	527
Cascades Inc. 5.375% 2028[1]	340	358
Cleveland-Cliffs Inc. 5.75% 2025	2,739	2,830
Cleveland-Cliffs Inc. 9.875% 2025[1]	204	239
Cleveland-Cliffs Inc. 6.75% 2026[1]	1,167	1,271
Cleveland-Cliffs Inc. 5.875% 2027	4,675	4,844
Cleveland-Cliffs Inc. 7.00% 2027[1]	297	300
Cleveland-Cliffs Inc. 4.625% 2029[1]	2,300	2,299
Cleveland-Cliffs Inc. 4.875% 2031[1]	2,475	2,472
Consolidated Energy Finance SA 6.50% 2026[1]	1,250	1,247
Constellium SE 3.75% 2029[1]	350	335
CVR Partners, LP 9.25% 2023[1]	2,348	2,371
Element Solutions Inc. 3.875% 2028[1]	620	613
First Quantum Minerals Ltd. 7.25% 2023[1]	2,073	2,112
First Quantum Minerals Ltd. 6.50% 2024[1]	211	215
American Funds Insurance Series — High-Income Bond Fund — Page 181 of 240

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
First Quantum Minerals Ltd. 7.50% 2025[1]	$7,393	$7,642
First Quantum Minerals Ltd. 6.875% 2026[1]	3,076	3,189
First Quantum Minerals Ltd. 6.875% 2027[1]	5,440	5,841
FMG Resources 4.375% 2031[1]	1,115	1,137
Freeport-McMoRan Inc. 4.25% 2030	932	993
Freeport-McMoRan Inc. 5.40% 2034	300	358
Freeport-McMoRan Inc. 5.45% 2043	763	919
FXI Holdings, Inc. 7.875% 2024[1]	3,125	3,227
FXI Holdings, Inc. 12.25% 2026[1]	4,575	5,235
GPC Merger Sub Inc. 7.125% 2028[1]	434	462
GPD Companies Inc. 10.125% 2026[1]	100	110
Hexion Inc. 7.875% 2027[1]	2,411	2,597
INEOS Group Holdings SA 5.625% 2024[1]	772	784
Iris Holdings, Inc. 8.75% 2026[1,5]	375	380
Joseph T. Ryerson & Son, Inc. 8.50% 2028[1]	1,260	1,414
LSB Industries, Inc. 9.625% 2023[1]	3,863	3,974
Mercer International Inc. 5.125% 2029[1]	400	415
Methanex Corp. 5.125% 2027	3,750	3,839
Methanex Corp. 5.25% 2029	450	465
Methanex Corp. 5.65% 2044	475	474
Neon Holdings, Inc. 10.125% 2026[1]	2,500	2,737
Nouryon Holding BV 8.00% 2026[1]	931	992
Nova Chemicals Corp. 4.875% 2024[1]	495	518
Nova Chemicals Corp. 5.25% 2027[1]	1,036	1,088
Novelis Corp. 5.875% 2026[1]	950	993
Novelis Corp. 4.75% 2030[1]	990	1,022
OCI NV 5.25% 2024[1]	278	290
Olin Corp. 9.50% 2025[1]	490	606
Olin Corp. 5.625% 2029	300	324
Olin Corp. 5.00% 2030	280	294
Owens-Illinois, Inc. 5.875% 2023[1]	1,670	1,792
Owens-Illinois, Inc. 6.375% 2025[1]	265	294
Plastipak Holdings, Inc. 6.25% 2025[1]	200	206
Rayonier A.M. Products Inc. 7.625% 2026[1]	745	792
Scotts Miracle-Gro Co. 4.50% 2029	639	661
Sealed Air Corp. 4.875% 2022[1]	660	688
Sealed Air Corp. 5.25% 2023[1]	267	284
Sealed Air Corp. 4.00% 2027[1]	316	324
Silgan Holdings Inc. 4.125% 2028	377	388
Summit Materials, Inc. 6.50% 2027[1]	360	380
Summit Materials, Inc. 5.25% 2029[1]	955	998
Trivium Packaging BV 5.50% 2026[1]	530	557
Trivium Packaging BV 8.50% 2027[1]	403	438
Tronox Ltd. 4.625% 2029[1]	1,525	1,529
Valvoline Inc. 4.25% 2030[1]	353	361
Valvoline Inc. 3.625% 2031[1]	620	601
Venator Materials Corp. 5.75% 2025[1]	5,876	5,714
Venator Materials Corp. 9.50% 2025[1]	2,175	2,441
W. R. Grace & Co. 4.875% 2027[1]	790	819
Warrior Met Coal, Inc. 8.00% 2024[1]	1,400	1,436
		103,969
American Funds Insurance Series — High-Income Bond Fund — Page 182 of 240

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary 10.65%	Principal amount (000)	Value (000)
99 Escrow Issuer, Inc. 7.50% 2026[1]	$405	$394
Affinity Gaming 6.875% 2027[1]	1,350	1,425
Allied Universal Holdco LLC 6.625% 2026[1]	858	912
Allied Universal Holdco LLC 9.75% 2027[1]	826	908
Boyd Gaming Corp. 8.625% 2025[1]	120	134
Boyd Gaming Corp. 4.75% 2027	861	879
Brookfield Residential Properties Inc. 4.875% 2030[1]	325	326
Caesars Entertainment, Inc. 6.25% 2025[1]	1,085	1,158
Caesars Resort Collection, LLC 5.75% 2025[1]	345	365
Carnival Corp. 11.50% 2023[1]	1,812	2,080
Carnival Corp. 7.625% 2026[1]	175	188
Carnival Corp. 10.50% 2026[1]	275	324
Carvana Co. 5.625% 2025[1]	135	139
Carvana Co. 5.50% 2027[1]	970	978
Churchill Downs Inc. 4.75% 2028[1]	430	446
Cirsa Gaming Corp. SA 7.875% 2023[1]	2,552	2,595
Clarios Global LP 6.75% 2025[1]	375	402
Dana Inc. 5.625% 2028	675	723
Empire Communities Corp. 7.00% 2025[1]	525	555
Fertitta Entertainment, Inc. 6.75% 2024[1]	371	376
Ford Motor Co. 8.50% 2023	1,787	1,995
Ford Motor Co. 9.00% 2025	684	829
Ford Motor Co. 9.625% 2030	250	349
Ford Motor Co. 7.45% 2031	275	347
Ford Motor Credit Company LLC 3.087% 2023	400	407
Ford Motor Credit Company LLC 3.664% 2024	500	518
Ford Motor Credit Company LLC 3.81% 2024	887	916
Ford Motor Credit Company LLC 5.584% 2024	350	378
Ford Motor Credit Company LLC 3.375% 2025	1,875	1,909
Ford Motor Credit Company LLC 5.125% 2025	6,285	6,796
Ford Motor Credit Company LLC 4.542% 2026	510	540
Ford Motor Credit Company LLC 3.815% 2027	275	279
Ford Motor Credit Company LLC 4.125% 2027	835	863
Ford Motor Credit Company LLC 4.271% 2027	525	546
Ford Motor Credit Company LLC 2.90% 2028	350	337
Ford Motor Credit Company LLC 5.113% 2029	200	215
Ford Motor Credit Company LLC 4.00% 2030	1,820	1,808
Full House Resorts Inc. 8.25% 2028[1]	475	507
Hanesbrands Inc. 4.625% 2024[1]	445	473
Hanesbrands Inc. 5.375% 2025[1]	432	458
Hanesbrands Inc. 4.875% 2026[1]	274	294
Hilton Worldwide Holdings Inc. 4.875% 2030	508	540
Hilton Worldwide Holdings Inc. 4.00% 2031[1]	1,120	1,122
International Game Technology PLC 6.50% 2025[1]	1,383	1,521
International Game Technology PLC 4.125% 2026[1]	1,175	1,210
International Game Technology PLC 5.25% 2029[1]	2,380	2,486
Jaguar Land Rover PLC 7.75% 2025[1]	450	489
Jaguar Land Rover PLC 5.875% 2028[1]	250	254
KB Home 6.875% 2027	330	387
Landry’s Finance Acquisition Co., Term Loan, (3-month USD-LIBOR + 12.00%) 13.00% 2023[2,3]	17	20
Lennar Corp. 4.50% 2024	40	44
Levi Strauss & Co. 5.00% 2025	90	92
Levi Strauss & Co. 3.50% 2031[1]	430	415
Life Time Inc. 5.75% 2026[1]	475	489
American Funds Insurance Series — High-Income Bond Fund — Page 183 of 240

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Limited Brands, Inc. 6.875% 2025[1]	$245	$272
Limited Brands, Inc. 6.625% 2030[1]	380	435
Limited Brands, Inc. 6.875% 2035	346	413
Limited Brands, Inc. 6.75% 2036	495	585
Lithia Motors, Inc. 4.375% 2031[1]	475	494
LSF9 Atlantis Holdings LLC / Victra Finance Corp 7.75% 2026[1]	500	513
M.D.C. Holdings, Inc. 6.00% 2043	823	1,040
Mattel, Inc. 3.75% 2029[1]	490	494
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.75%) 5.75% 2024[2,3]	1,070	1,070
Melco International Development Ltd. 5.75% 2028[1]	1,320	1,408
Melco International Development Ltd. 5.375% 2029[1]	375	399
MercadoLibre, Inc. 3.125% 2031	295	281
Merlin Entertainment 5.75% 2026[1]	792	840
MGM Growth Properties LLC 5.625% 2024	557	599
MGM Growth Properties LLC 4.625% 2025[1]	900	950
MGM Growth Properties LLC 3.875% 2029[1]	1,665	1,662
MGM Resorts International 7.75% 2022	370	390
MGM Resorts International 6.00% 2023	541	580
MGM Resorts International 5.50% 2027	401	432
Mohegan Gaming & Entertainment 8.00% 2026[1]	2,330	2,350
NCL Corp. Ltd. 3.625% 2024[1]	650	615
NCL Corp. Ltd. 12.25% 2024[1]	175	212
NCL Corp. Ltd. 5.875% 2026[1]	475	480
Neiman Marcus Group Ltd. LLC 7.125% 2026[1]	1,155	1,180
Newell Rubbermaid Inc. 4.875% 2025	445	492
Newell Rubbermaid Inc. 5.875% 2036[6]	30	37
Norwegian Cruise Line Holdings Ltd. 10.25% 2026[1]	275	323
Panther BF Aggregator 2, LP 6.25% 2026[1]	155	165
Panther BF Aggregator 2, LP 8.50% 2027[1]	990	1,067
Party City Holdings Inc. 6.625% 2026[1]	500	436
Party City Holdings Inc. 8.75% 2026[1]	860	887
Real Hero Merger Sub 2, Inc. 6.25% 2029[1]	100	103
Rent-A-Center Inc. 6.375% 2029[1]	600	638
Royal Caribbean Cruises Ltd. 10.875% 2023[1]	325	374
Royal Caribbean Cruises Ltd. 11.50% 2025[1]	1,000	1,167
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	57	58
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	2,825	2,918
Sally Holdings LLC and Sally Capital Inc. 8.75% 2025[1]	659	735
Scientific Games Corp. 5.00% 2025[1]	301	312
Scientific Games Corp. 8.625% 2025[1]	2,170	2,362
Scientific Games Corp. 8.25% 2026[1]	3,294	3,538
Scientific Games Corp. 7.00% 2028[1]	85	91
Scientific Games Corp. 7.25% 2029[1]	230	250
Six Flags Entertainment Corp. 4.875% 2024[1]	537	543
Six Flags Theme Parks Inc. 7.00% 2025[1]	140	152
Sizzling Platter LLC 8.50% 2025[1]	450	448
Staples, Inc. 7.50% 2026[1]	421	445
Studio City Finance Ltd. 5.00% 2029[1]	650	653
Tempur Sealy International, Inc. 4.00% 2029[1]	1,165	1,162
The Home Company Inc. 7.25% 2025[1]	725	752
Truck Hero Inc., Term Loan-B, (3-month USD-LIBOR + 3.75%) 4.50% 2028[2,3]	175	175
Universal Entertainment Corp. 8.50% 2024[1]	200	215
Vail Resorts, Inc. 6.25% 2025[1]	315	336
American Funds Insurance Series — High-Income Bond Fund — Page 184 of 240

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
VICI Properties LP 4.25% 2026[1]	$962	$986
VICI Properties LP 4.625% 2029[1]	135	140
VICI Properties LP / VICI Note Co. Inc. 3.50% 2025[1]	851	868
VICI Properties LP / VICI Note Co. Inc. 3.75% 2027[1]	379	380
VICI Properties LP / VICI Note Co. Inc. 4.125% 2030[1]	2,074	2,095
Viking Cruises Ltd. 6.25% 2025[1]	140	139
Viking Cruises Ltd. 13.00% 2025[1]	430	506
Viking Cruises Ltd. 5.875% 2027[1]	185	181
Wyndham Destinations, Inc. 6.625% 2026[1]	525	597
Wyndham Destinations, Inc. 4.625% 2030[1]	285	296
Wyndham Worldwide Corp. 5.375% 2026[1]	860	881
Wyndham Worldwide Corp. 4.375% 2028[1]	1,205	1,221
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	1,171	1,201
Wynn Macau, Ltd. 5.125% 2029[1]	200	205
Wynn Resorts Ltd. 7.75% 2025[1]	570	619
Wynn Resorts Ltd. 5.125% 2029[1]	342	350
		94,333
Health care 10.54%
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 3.859% 2026[2,3]	843	825
Avantor Funding, Inc. 4.625% 2028[1]	1,510	1,579
Bausch Health Companies Inc. 9.25% 2026[1]	2,644	2,933
Bausch Health Companies Inc. 5.00% 2028[1]	587	595
Bausch Health Companies Inc. 7.00% 2028[1]	1,153	1,254
Bausch Health Companies Inc. 5.00% 2029[1]	625	622
Bausch Health Companies Inc. 6.25% 2029[1]	815	868
Bausch Health Companies Inc. 5.25% 2030[1]	852	857
Bausch Health Companies Inc. 5.25% 2031[1]	3,055	3,046
Catalent Pharma Solutions Inc. 5.00% 2027[1]	53	56
Catalent, Inc. 3.125% 2029[1]	1,445	1,389
Centene Corp. 5.375% 2026[1]	330	349
Centene Corp. 5.375% 2026[1]	50	52
Centene Corp. 4.25% 2027	584	615
Centene Corp. 4.625% 2029	2,505	2,714
Centene Corp. 3.00% 2030	2,530	2,529
Centene Corp. 3.375% 2030	132	133
Centene Corp. 2.50% 2031	1,000	956
Charles River Laboratories International, Inc. 4.25% 2028[1]	241	249
Charles River Laboratories International, Inc. 3.75% 2029[1]	780	782
Community Health Systems Inc. 5.625% 2027[1]	730	766
Community Health Systems Inc. 6.00% 2029[1]	653	691
Concordia International Corp. 8.00% 2024	34	35
Concordia International Corp., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2024[2,3]	59	59
DaVita Inc. 4.625% 2030[1]	1,100	1,122
Encompass Health Corp. 4.50% 2028	496	509
Encompass Health Corp. 4.75% 2030	635	654
Endo Dac / Endo Finance LLC / Endo Finco 9.50% 2027[1]	911	991
Endo Dac / Endo Finance LLC / Endo Finco 6.00% 2028[1]	1,115	904
Endo International PLC 5.75% 2022[1]	2,937	2,926
Endo International PLC 5.875% 2024[1]	1,300	1,311
Endo Luxembourg Finance Co I SARL / Endo US Inc. 6.125% 2029[1]	1,740	1,757
HCA Inc. 5.875% 2023	70	76
HCA Inc. 5.375% 2025	175	196
HCA Inc. 5.875% 2026	321	368
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
HCA Inc. 4.50% 2027	$173	$194
HCA Inc. 5.625% 2028	1,315	1,515
HCA Inc. 3.50% 2030	1,250	1,262
HCA Inc. 5.50% 2047	128	160
HCA Inc. 5.25% 2049	475	583
HealthSouth Corp. 5.75% 2025	942	975
IMS Health Holdings, Inc. 5.00% 2026[1]	823	856
Jaguar Holding Co. II 4.625% 2025[1]	350	366
Jaguar Holding Co. II 5.00% 2028[1]	375	391
Mallinckrodt International Finance SA 5.50% 2025[1,4]	1,118	791
Mallinckrodt PLC 5.75% 2022[1,4]	420	288
Mallinckrodt PLC 10.00% 2025[1]	3,429	3,832
Molina Healthcare, Inc. 5.375% 2022	2,594	2,725
Molina Healthcare, Inc. 4.375% 2028[1]	920	948
Molina Healthcare, Inc. 3.875% 2030[1]	1,999	2,061
Owens & Minor, Inc. 4.375% 2024	1,935	2,004
Owens & Minor, Inc. 4.50% 2029[1]	1,450	1,459
Par Pharmaceutical Inc. 7.50% 2027[1]	4,215	4,476
Prime Healthcare Services, Inc. 7.25% 2025[1]	600	641
Radiology Partners, Inc. 9.25% 2028[1]	1,293	1,411
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[2,3,5,7,8]	3,980	4,020
RP Escrow Issuer, LLC 5.25% 2025[1]	435	451
Select Medical Holdings Corp. 6.25% 2026[1]	554	590
Surgery Center Holdings 10.00% 2027[1]	416	459
Syneos Health, Inc. 3.625% 2029[1]	630	614
Team Health Holdings, Inc. 6.375% 2025[1]	899	797
Team Health Holdings, Inc., Term Loan B, 3.75% 2024[2,3]	914	853
Tenet Healthcare Corp. 4.625% 2024	559	571
Tenet Healthcare Corp. 4.875% 2026[1]	6,080	6,329
Tenet Healthcare Corp. 5.125% 2027[1]	710	744
Tenet Healthcare Corp. 6.125% 2028[1]	275	287
Teva Pharmaceutical Finance Co. BV 2.20% 2021	75	75
Teva Pharmaceutical Finance Co. BV 2.80% 2023	1,908	1,902
Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,779	5,101
Teva Pharmaceutical Finance Co. BV 7.125% 2025	1,309	1,449
Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,134	2,043
Teva Pharmaceutical Finance Co. BV 6.75% 2028	938	1,056
Teva Pharmaceutical Finance Co. BV 4.10% 2046	1,202	1,058
U.S. Renal Care, Inc. 10.625% 2027[1]	359	396
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	1,584	1,626
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	581	632
Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	502	558
		93,317
Industrials 9.86%
ADT Corp. 3.50% 2022	1,221	1,242
Allison Transmission Holdings, Inc. 3.75% 2031[1]	1,525	1,480
Alta Equipment Group Inc. 5.625% 2026[1]	515	523
American Airlines, Inc. 5.50% 2026[1]	2,430	2,532
American Airlines, Inc. 5.75% 2029[1]	1,030	1,097
Associated Materials, LLC 9.00% 2025[1]	2,156	2,280
ATS Automation Tooling Systems Inc. 4.125% 2028[1]	275	273
Avis Budget Car Rental, LLC 5.75% 2027[1]	1,375	1,435
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Avis Budget Group, Inc. 6.375% 2024[1]	$1,450	$1,477
Avis Budget Group, Inc. 5.25% 2025[1]	812	826
Avis Budget Group, Inc. 4.75% 2028[1]	750	765
Avis Budget Group, Inc. 5.375% 2029[1]	1,360	1,409
Avolon Holdings Funding Ltd. 5.25% 2024[1]	660	713
Boeing Company 3.625% 2031	1,050	1,100
Boeing Company 3.50% 2039	70	67
Boeing Company 3.75% 2050	400	384
Boeing Company 5.93% 2060	700	901
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[1]	1,600	1,680
Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[1]	1,072	1,120
Bohai Financial Investment Holding Co., Ltd. 5.125% 2023[1]	660	704
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[1]	600	653
Bombardier Inc. 8.75% 2021[1]	312	328
Bombardier Inc. 6.125% 2023[1]	645	672
Bombardier Inc. 7.50% 2024[1]	600	600
Bombardier Inc. 7.50% 2025[1]	1,191	1,173
Bombardier Inc. 7.875% 2027[1]	2,763	2,714
Bombardier Inc. 7.45% 2034[1]	350	360
Booz Allen Hamilton Inc. 3.875% 2028[1]	190	191
British Airways, Series 2020-1, Class B, 8.375% 2028[1]	182	208
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00% 2026[1]	500	522
BWX Technologies, Inc. 4.125% 2028[1]	615	625
BWX Technologies, Inc. 4.125% 2029[1]	1,220	1,238
Clean Harbors, Inc. 4.875% 2027[1]	766	809
Covanta Holding Corp. 5.875% 2025	858	891
Covanta Holding Corp. 5.00% 2030	850	860
CP Atlas Buyer, Inc. 7.00% 2028[1]	625	658
Dun & Bradstreet Corp. 6.875% 2026[1]	203	217
Dun & Bradstreet Corp. 10.25% 2027[1]	2,073	2,319
Fortress Transportation and Infrastructure Investors LLC 6.50% 2025[1]	480	503
Fortress Transportation and Infrastructure Investors LLC 9.75% 2027[1]	445	508
Harsco Corp. 5.75% 2027[1]	925	949
Herc Holdings Inc. 5.50% 2027[1]	200	213
Howmet Aerospace Inc. 6.875% 2025	1,662	1,928
Icahn Enterprises Finance Corp. 4.75% 2024	1,080	1,123
JELD-WEN Holding, Inc. 4.875% 2027[1]	1,033	1,071
JetBlue Airways Corp., Pass Through Trust Certificates, Series 2019-1, Class B, 8.00% 2027	158	180
JetBlue Airways Corp., Pass Through Trust Certificates, Series 2020-1, Class A, 7.75% 2030	350	400
Kratos Defense & Security Solutions, Inc. 6.50% 2025[1]	1,710	1,803
LABL Escrow Issuer, LLC 10.50% 2027[1]	690	770
LBM Acquisition LLC 6.25% 2029[1]	215	222
LSC Communications, Inc. 8.75% 2023[1,4,7,8]	8,933	474
LSC Communications, Inc., Term Loan B, (USD Prime Rate + 4.50%) 7.75% 2022[2,3,4,7,8]	301	16
MasTec, Inc. 4.50% 2028[1]	1,250	1,298
Meritor, Inc. 4.50% 2028[1]	325	327
MH SUB I, LLC, Term Loan, (3-month USD-LIBOR + 6.25%) 6.359% 2029[2,3]	150	151
Moog Inc. 4.25% 2027[1]	125	128
NESCO Holdings II, Inc. 5.50% 2029[1]	755	775
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[1]	750	768
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[1]	250	263
Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[1]	1,400	1,520
Park River Holdings, Inc. 5.625% 2029[1]	875	849
Pitney Bowes Inc. 6.875% 2027[1]	750	745
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Prime Security Services Borrower, LLC 3.375% 2027[1]	$925	$898
Prime Security Services Borrower, LLC 6.25% 2028[1]	627	654
R.R. Donnelley & Sons Co. 6.50% 2023	1,025	1,090
R.R. Donnelley & Sons Co., Term Loan B, (3-month USD-LIBOR + 5.00%) 5.203% 2024[2,3]	1,320	1,316
Rexnord Corp. 4.875% 2025[1]	848	867
Rolls-Royce PLC 5.75% 2027[1]	615	655
Sensata Technologies Holding BV 4.00% 2029[1]	1,680	1,713
Sensata Technologies, Inc. 3.75% 2031[1]	500	494
Signature Aviation PLC 4.00% 2028[1]	185	189
SkyMiles IP Ltd. 4.75% 2028[1]	2,285	2,487
Specialty Building Products Holdings LLC 6.375% 2026[1]	500	517
Stericycle, Inc. 5.375% 2024[1]	1,135	1,175
Stericycle, Inc. 3.875% 2029[1]	270	267
The Brink’s Co. 4.625% 2027[1]	719	738
TransDigm Inc. 8.00% 2025[1]	658	717
TransDigm Inc. 6.25% 2026[1]	1,938	2,057
TransDigm Inc. 5.50% 2027	855	886
TransDigm Inc. 4.625% 2029[1]	460	454
Triumph Group, Inc. 5.25% 2022	320	318
Triumph Group, Inc. 6.25% 2024[1]	310	316
Triumph Group, Inc. 8.875% 2024[1]	520	586
Triumph Group, Inc. 7.75% 2025[1]	270	272
Uber Technologies, Inc. 8.00% 2026[1]	498	540
United Airlines, Pass Through Trust , Series 2020-1, Class B, 4.875% 2027	340	357
United Airlines Holdings, Inc. 6.50% 2027[1]	4,625	5,076
United Rentals, Inc. 5.875% 2026	53	56
United Rentals, Inc. 3.875% 2031	325	327
Vertical Holdco GMBH 7.625% 2028[1]	975	1,050
Vertical U.S. Newco Inc. 5.25% 2027[1]	2,125	2,229
WESCO Distribution, Inc. 7.125% 2025[1]	1,375	1,505
WESCO Distribution, Inc. 7.25% 2028[1]	1,770	1,979
Western Global Airlines LLC 10.375% 2025[1]	385	434
XPO Logistics, Inc. 6.75% 2024[1]	198	208
XPO Logistics, Inc. 6.25% 2025[1]	800	862
		87,319
Financials 5.93%
Advisor Group Holdings, LLC 6.25% 2028[1]	1,551	1,627
AG Merger Sub II, Inc. 10.75% 2027[1]	1,990	2,233
Alliant Holdings Intermediate, LLC 6.75% 2027[1]	1,036	1,104
Ally Financial Inc. 8.00% 2031	403	562
Ally Financial Inc. 8.00% 2031	63	85
AssuredPartners, Inc. 7.00% 2025[1]	373	387
AssuredPartners, Inc. 8.00% 2027[1]	603	649
AssuredPartners, Inc. 5.625% 2029[1]	365	372
Compass Diversified Holdings 8.00% 2026[1]	2,403	2,515
Compass Diversified Holdings 5.25% 2029[1]	2,620	2,750
Credit Acceptance Corp. 5.125% 2024[1]	765	782
Deutsche Bank AG 3.729% 2032 (USD-SOFR + 2.757% on 1/14/2031)[6]	575	558
Fairstone Financial Inc. 7.875% 2024[1]	1,258	1,325
Freedom Mortgage Corp. 7.625% 2026[1]	625	655
FS Energy and Power Fund 7.50% 2023[1]	4,084	4,115
HUB International Ltd. 7.00% 2026[1]	1,950	2,027
Icahn Enterprises Finance Corp. 6.25% 2022	881	883
American Funds Insurance Series — High-Income Bond Fund — Page 188 of 240

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Icahn Enterprises Finance Corp. 5.25% 2027	$377	$390
Icahn Enterprises Finance Corp. 4.375% 2029[1]	675	660
Iris Merger Sub 2019 Inc. 9.375% 2028[1]	349	377
Ladder Capital Corp. 5.25% 2022[1]	150	151
Ladder Capital Corp. 4.25% 2027[1]	1,239	1,224
LD Holdings Group LLC 6.125% 2028[1]	575	584
LPL Financial Holdings Inc. 4.625% 2027[1]	1,212	1,261
MGIC Investment Corp. 5.25% 2028	525	546
MSCI Inc. 5.375% 2027[1]	320	343
MSCI Inc. 3.625% 2030[1]	66	67
MSCI Inc. 3.875% 2031[1]	2,150	2,198
National Financial Partners Corp. 6.875% 2028[1]	1,094	1,136
Nationstar Mortgage Holdings Inc. 5.50% 2028[1]	425	428
Nationstar Mortgage Holdings Inc. 5.125% 2030[1]	650	642
Navient Corp. 6.50% 2022	2,883	3,031
Navient Corp. 5.50% 2023	3,086	3,211
Navient Corp. 5.875% 2024	1,020	1,074
Navient Corp. 6.125% 2024	417	443
Navient Corp. 5.00% 2027	2,183	2,192
Navient Corp. 4.875% 2028	320	314
Navient Corp. 5.625% 2033	978	916
OneMain Holdings, Inc. 7.125% 2026	685	791
Owl Rock Capital Corp. 4.625% 2024[1]	750	783
Owl Rock Capital Corp. 3.75% 2025	900	934
Owl Rock Capital Corp. 3.375% 2026	390	395
Quicken Loans, LLC 3.625% 2029[1]	455	439
Springleaf Finance Corp. 6.125% 2024	1,167	1,262
Springleaf Finance Corp. 6.625% 2028	190	216
Springleaf Finance Corp. 5.375% 2029	183	195
Starwood Property Trust, Inc. 5.00% 2021	2,071	2,103
Starwood Property Trust, Inc. 5.50% 2023[1]	465	487
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 8.00%) 9.00% 2025 (72.22% PIK)[2,3,5]	470	481
United Wholesale Mortgage, LLC 5.50% 2029[1]	575	576
		52,479
Information technology 4.38%
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[2,3]	3,574	3,603
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.25% 2025[2,3]	822	828
Austin BidCo Inc. 7.125% 2028[1]	940	958
Avaya Inc. 6.125% 2028[1]	490	521
Banff Merger Sub Inc. 9.75% 2026[1]	723	771
Black Knight Inc. 3.625% 2028[1]	815	802
BMC Software, Inc. 7.125% 2025[1]	225	242
BMC Software, Inc. 9.125% 2026[1]	240	256
CommScope Finance LLC 6.00% 2026[1]	833	879
CrowdStrike Holdings, Inc. 3.00% 2029	385	377
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.953% 2023[2,3]	645	635
Diebold Nixdorf, Inc. 9.375% 2025[1]	4,700	5,243
Diebold, Inc. 8.50% 2024	1,534	1,569
Endurance Acquisition Merger Sub 6.00% 2029[1]	400	392
Gartner, Inc. 4.50% 2028[1]	1,475	1,523
Grab Holding Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 5.50% 2026[2,3]	500	510
Logan Merger Sub, Inc. 5.50% 2027[1]	475	498
American Funds Insurance Series — High-Income Bond Fund — Page 189 of 240

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 3.953% 2024[2,3]	$1,032	$1,034
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.00% 2023[2,3]	1,213	1,214
NCR Corp. 5.125% 2029[1]	2,675	2,700
Oracle Corp. 3.95% 2051	458	473
Rocket Software, Inc. 6.50% 2029[1]	1,625	1,643
Sabre GLBL Inc. 7.375% 2025[1]	48	53
Sabre Holdings Corp. 9.25% 2025[1]	548	654
Solera Holdings, Inc. 10.50% 2024[1]	726	751
Synaptics Inc. 4.00% 2029[1]	600	597
TTM Technologies, Inc. 4.00% 2029[1]	425	420
Ultimate Software Group Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 7.50% 2027[2,3]	1,325	1,363
Unisys Corp. 6.875% 2027[1]	1,725	1,893
VeriSign, Inc. 4.625% 2023	429	432
VeriSign, Inc. 5.25% 2025	132	149
Veritas Holdings Ltd. 10.50% 2024[1]	625	641
Veritas Holdings Ltd. 7.50% 2025[1]	2,140	2,225
ViaSat, Inc. 5.625% 2027[1]	175	184
Virtusa Corp., Term Loan-B, (3-month USD-LIBOR + 4.25%) 5.00% 2028[2,3]	50	50
Xerox Corp. 5.50% 2028[1]	2,635	2,733
		38,816
Real estate 3.07%
Brookfield Property REIT Inc. 5.75% 2026[1]	2,839	2,928
Diversified Healthcare Trust 4.75% 2024	275	283
Diversified Healthcare Trust 9.75% 2025	650	737
Diversified Healthcare Trust 4.375% 2031	1,975	1,930
Hospitality Properties Trust 7.50% 2025	238	271
Howard Hughes Corp. 5.375% 2028[1]	1,957	2,061
Howard Hughes Corp. 4.125% 2029[1]	1,453	1,422
Howard Hughes Corp. 4.375% 2031[1]	1,528	1,498
Iron Mountain Inc. 4.875% 2027[1]	1,266	1,298
Iron Mountain Inc. 5.00% 2028[1]	617	632
Iron Mountain Inc. 5.25% 2028[1]	1,214	1,263
Iron Mountain Inc. 5.25% 2030[1]	2,450	2,531
Iron Mountain Inc. 4.50% 2031[1]	1,700	1,683
Kennedy-Wilson Holdings, Inc. 4.75% 2029	1,675	1,698
Kennedy-Wilson Holdings, Inc. 5.00% 2031	1,715	1,739
Ladder Capital Corp. 5.25% 2025[1]	140	140
Medical Properties Trust, Inc. 5.00% 2027	1,333	1,405
Medical Properties Trust, Inc. 3.50% 2031	239	235
QTS Realty Trust, Inc. 3.875% 2028[1]	625	623
Realogy Corp. 9.375% 2027[1]	740	821
Realogy Corp. 5.75% 2029[1]	840	829
Realogy Group LLC 7.625% 2025[1]	260	284
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[1]	685	689
Service Properties Trust 5.50% 2027	130	138
		27,138
Utilities 2.85%
AES Corp. 3.95% 2030[1]	675	723
AmeriGas Partners, LP 5.75% 2027	297	325
Calpine Corp. 4.50% 2028[1]	500	505
Calpine Corp. 5.125% 2028[1]	518	521
Calpine Corp. 3.75% 2031[1]	400	382
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Calpine Corp. 5.00% 2031[1]	$1,000	$977
DPL Inc. 4.125% 2025[1]	765	811
DPL Inc. 4.35% 2029	575	618
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]	1,155	1,315
FirstEnergy Corp. 2.05% 2025	115	116
FirstEnergy Corp. 2.65% 2030	180	171
FirstEnergy Corp. 7.375% 2031	364	487
FirstEnergy Corp. 5.35% 2047[6]	550	619
FirstEnergy Corp. 3.40% 2050	1,710	1,504
FirstEnergy Transmission LLC 2.866% 2028[1]	325	328
NextEra Energy Partners, LP 4.25% 2024[1]	122	129
NextEra Energy Partners, LP 3.875% 2026[1]	92	97
NGL Energy Partners LP 7.50% 2026	550	470
NRG Energy, Inc. 7.25% 2026	328	342
NRG Energy, Inc. 3.375% 2029[1]	355	347
NRG Energy, Inc. 3.625% 2031[1]	1,030	1,006
Pacific Gas and Electric Co. 3.75% 2028	203	215
Pacific Gas and Electric Co. 4.55% 2030	473	513
Pacific Gas and Electric Co. 3.25% 2031	200	200
Pacific Gas and Electric Co. 4.95% 2050	600	618
PG&E Corp. 5.00% 2028	1,980	2,094
PG&E Corp. 5.25% 2030	675	716
PG&E Corp., Term Loan, (3-month USD-LIBOR + 3.00%) 3.50% 2025[2,3]	253	253
Talen Energy Corp. 10.50% 2026[1]	3,568	3,200
Talen Energy Corp. 7.25% 2027[1]	3,473	3,557
Talen Energy Corp. 6.625% 2028[1]	130	130
Talen Energy Supply, LLC 7.625% 2028[1]	1,699	1,723
Vistra Operations Co. LLC 3.55% 2024[1]	231	242
		25,254
Consumer staples 2.49%
Albertsons Companies, Inc. 3.50% 2029[1]	930	886
Albertsons Companies, Inc. 4.875% 2030[1]	335	345
B&G Foods, Inc. 5.25% 2025	612	629
B&G Foods, Inc. 5.25% 2027	228	237
Brasil Foods SA 5.75% 2050[1]	370	365
Central Garden & Pet Co. 4.125% 2030	420	425
Coty Inc. 6.50% 2026[1]	520	525
Darling Ingredients Inc. 5.25% 2027[1]	459	483
Edgewell Personal Care Co. 5.50% 2028[1]	275	291
Energizer Holdings, Inc. 4.375% 2029[1]	545	548
Kraft Heinz Company 3.875% 2027	725	790
Kraft Heinz Company 4.25% 2031	713	786
Kraft Heinz Company 4.625% 2039	165	179
Kraft Heinz Company 5.00% 2042	500	563
Kraft Heinz Company 5.20% 2045	330	383
Kraft Heinz Company 4.375% 2046	816	855
Kraft Heinz Company 4.875% 2049	2,115	2,378
Kraft Heinz Company 5.50% 2050	370	454
Kronos Acquisition Holdings Inc. 5.00% 2026[1]	385	386
Kronos Acquisition Holdings Inc. 7.00% 2027[1]	760	729
Lamb Weston Holdings, Inc. 4.625% 2024[1]	561	584
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 4.00%) 4.75% 2026[3]	1,806	1,808
Post Holdings, Inc. 5.625% 2028[1]	569	600
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Post Holdings, Inc. 5.50% 2029[1]	$166	$178
Post Holdings, Inc. 4.625% 2030[1]	1,905	1,912
Post Holdings, Inc. 4.50% 2031[1]	750	743
Prestige Brands International Inc. 5.125% 2028[1]	103	108
Prestige Brands International Inc. 3.75% 2031[1]	525	502
Simmons Foods Inc. 4.625% 2029[1]	830	838
Spectrum Brands Inc. 5.75% 2025	528	545
Triton Water Holdings, Inc. 6.25% 2029[1]	630	643
Turning Point Brands, Inc. 5.625% 2026[1]	400	416
United Natural Foods, Inc. 6.75% 2028[1]	865	926
		22,040
Total corporate bonds, notes & loans		778,137
U.S. Treasury bonds & notes 0.12% U.S. Treasury inflation-protected securities 0.12%
U.S. Treasury Inflation-Protected Security 0.125% 2051[9,10]	1,005	1,016
Municipals 0.00% Puerto Rico 0.00%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	5	5
Total bonds, notes & other debt instruments (cost: $760,408,000)		779,158
Convertible bonds & notes 0.44% Communication services 0.16%
Cinemark USA, Inc., convertible notes, 4.50% 2025[1]	190	318
DISH DBS Corp., convertible notes, 3.375% 2026	635	612
Live Nation Entertainment, Inc., convertible notes, 2.00% 2025	430	478
		1,408
Industrials 0.12%
American Airlines Group Inc., convertible notes, 6.50% 2025	183	315
Southwest Airlines Co., convertible notes, 1.25% 2025	403	694
		1,009
Information technology 0.09%
Sabre Holdings Corp., convertible notes, 4.00% 2025[1]	390	812
Consumer discretionary 0.06%
NCL Corp. Ltd., convertible notes, 5.375% 2025[1]	155	269
Royal Caribbean Cruises Ltd., convertible notes, 4.25% 2023[1]	200	282
		551
Energy 0.01%
Mesquite Energy Inc., convertible notes, 15.00% 2023 (100% PIK)[1,5,7,8]	68	68
Total convertible bonds & notes (cost: $2,720,000)		3,848
American Funds Insurance Series — High-Income Bond Fund — Page 192 of 240

unaudited
Convertible stocks 0.37% Utilities 0.13%	Shares	Value (000)
American Electric Power Company, Inc., convertible preferred shares, 6.125% 2022	8,000	$386
PG&E Corp., units, convertible preferred shares, 5.50% expire 202311	3,350	382
NextEra Energy, Inc., convertible preferred units, 5.279% 2023	4,300	213
Essential Utilities, Inc., convertible preferred units, 6.00% 2022	2,600	149
		1,130
Financials 0.10%
KKR & Co. Inc., Series C, convertible preferred shares, 6.00%	6,980	465
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 20231	411	463
		928
Information technology 0.07%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	450	664
Health care 0.07%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	291	377
Boston Scientific Corp., Series A, convertible preferred shares, 5.50% 2023	1,935	207
		584
Total convertible stocks (cost: $2,784,000)		3,306
Common stocks 5.47% Health care 2.00%
Rotech Healthcare Inc.[7,8,11,12]	201,793	15,841
Advanz Pharma Corp. Ltd.[11,12]	80,350	1,366
Advanz Pharma Corp. Ltd.[11]	29,584	503
		17,710
Energy 1.79%
Chesapeake Energy Corp.[11]	167,296	7,259
Chesapeake Energy Corp.[1,7,11]	844	32
Oasis Petroleum Inc.	43,838	2,603
Weatherford International[11]	129,116	1,645
Denbury Inc.[11]	32,880	1,575
Extraction Oil & Gas, Inc.[11]	29,821	1,072
Extraction Oil & Gas, Inc.[1,7,8,11,12]	8,511	254
Ascent Resources - Utica, LLC, Class A7,8,11,12	6,297,894	882
California Resources Corp.[11]	17,202	414
McDermott International, Ltd.[11]	107,875	86
Mesquite Energy, Inc.[7,8,11]	3,558	21
Tapstone Energy, LLC[1,7,8,11]	14,603	—[13]
		15,843
Industrials 0.82%
Associated Materials Group Inc.[7,8,11]	949,277	7,233
Consumer discretionary 0.51%
MYT Holding Co., Class B7,11	608,846	3,409
NMG Parent LLC[11]	14,350	1,012
NMG Parent LLC[1,7,8,11]	1,615	91
		4,512
American Funds Insurance Series — High-Income Bond Fund — Page 193 of 240

unaudited
Common stocks (continued) Materials 0.14%	Shares	Value (000)
Hexion Holdings Corp., Class B11	81,939	$1,229
Financials 0.10%
Jonah Energy Parent LLC[7,8,11]	38,716	581
Navient Corp.	20,000	286
		867
Information technology 0.07%
MoneyGram International, Inc.[11]	50,000	329
Snowflake Inc., Class A11	1,200	275
		604
Communication services 0.04%
iHeartMedia, Inc., Class A11	22,639	411
Total common stocks (cost: $37,225,000)		48,409
Preferred securities 0.36% Consumer discretionary 0.28%
MYT Holding LLC, Series A, preferred shares	2,470,906	2,514
Industrials 0.08%
ACR III LSC Holdings LLC, Series B, preferred shares[1,7,8,11]	1,022	719
Total preferred securities (cost: $3,269,000)		3,233
Rights & warrants 0.08% Energy 0.07%
Chesapeake Energy Corp., Class B, warrants, expire 2026[11]	14,962	295
Chesapeake Energy Corp., Class A, warrants, expire 2026[11]	12,565	219
Chesapeake Energy Corp., Class C, warrants, expire 2026[11]	4,376	74
Sable Permian Resources, LLC, Class A, warrants, expire 2024[7,8,11]	2,894	—[13]
		588
Consumer discretionary 0.01%
NMG Parent LLC, warrants, expire 2027[7,11]	27,111	98
Total rights & warrants (cost: $2,471,000)		686
Short-term securities 3.34% Money market investments 3.34%
Capital Group Central Cash Fund 0.08%[14,15]	296,305	29,634
Total short-term securities (cost: $29,629,000)		29,634
Total investment securities 98.06% (cost: $838,506,000)		868,274
Other assets less liabilities 1.94%		17,133
Net assets 100.00%		$885,407
American Funds Insurance Series — High-Income Bond Fund — Page 194 of 240

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[16] (000)	Value at 3/31/2021[17] (000)	Unrealized appreciation at 3/31/2021 (000)
2 Year U.S. Treasury Note Futures	Long	287	July 2021	$57,400	$63,349	$5
10 Year Ultra U.S. Treasury Note Futures	Short	24	June 2021	(2,400)	(3,448)	122
10 Year U.S. Treasury Note Futures	Short	212	June 2021	(21,200)	(27,759)	611
30 Year Ultra U.S. Treasury Bond Futures	Short	31	June 2021	(3,100)	(5,618)	261
						$999
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 3/31/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 3/31/2021 (000)
CDX.NA.HY.35	5.00%/Quarterly	12/20/2025	$25,512	$(2,322)	$(2,286)	$(36)
CDX.NA.HY.36	5.00%/Quarterly	6/20/2026	20,993	(1,872)	(1,827)	(45)
					$(4,113)	$(81)
Investments in affiliates15

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 3/31/2021 (000)	Dividend income (000)
Short-term securities 3.34%
Money market investments 3.34%
Capital Group Central Cash Fund 0.08%[14]	$33,493	$83,146	$87,005	$—[13]	$—[13]	$29,634	$8
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $538,656,000, which represented 60.84% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $24,666,000, which represented 2.79% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[6]	Step bond; coupon rate may change at a later date.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $33,745,000, which represented 3.81% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $96,000, which represented .01% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Security did not produce income during the last 12 months.
[12]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the following page.
[13]	Amount less than one thousand.
[14]	Rate represents the seven-day yield at 3/31/2021.
[15]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[16]	Notional amount is calculated based on the number of contracts and notional contract size.
[17]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — High-Income Bond Fund — Page 195 of 240

unaudited
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$4,331	$15,841	1.79%
Advanz Pharma Corp. Ltd.	8/31/2018	1,017	1,366.15
Ascent Resources - Utica, LLC, Class A	11/15/2016	302	882.10
Extraction Oil & Gas, Inc.	1/20/2021	215	254.03
Total private placement securities		$ 5,865	$ 18,343	2.07%
Key to abbreviations and symbol
Auth. = Authority
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD/$ = U.S. dollars
American Funds Insurance Series — High-Income Bond Fund — Page 196 of 240

American Funds Mortgage Fund®
Investment portfolio
March 31, 2021
unaudited
Bonds, notes & other debt instruments 71.99% Mortgage-backed obligations 58.65% Federal agency mortgage-backed obligations 53.29%	Principal amount (000)	Value (000)
Fannie Mae Pool #AS7638 2.50% 2031[1]	$948	$987
Fannie Mae Pool #695412 5.00% 2033[1]	—[2]	—[2]
Fannie Mae Pool #AD3566 5.00% 2035[1]	2	2
Fannie Mae Pool #256583 5.00% 2036[1,3]	35	36
Fannie Mae Pool #889101 1.63% 2038[1,4]	32	33
Fannie Mae Pool #964279 2.633% 2038[1,4]	32	32
Fannie Mae Pool #964708 2.765% 2038[1,4]	4	4
Fannie Mae Pool #AC0794 5.00% 2039[1]	9	11
Fannie Mae Pool #931768 5.00% 2039[1]	2	2
Fannie Mae Pool #AL9335 2.406% 2040[1,4]	1,265	1,338
Fannie Mae Pool #932606 5.00% 2040[1]	4	5
Fannie Mae Pool #AL9326 2.565% 2041[1,4]	1,576	1,670
Fannie Mae Pool #AL9327 2.679% 2041[1,4]	1,162	1,233
Fannie Mae Pool #AJ1873 4.00% 2041[1]	7	8
Fannie Mae Pool #AE1248 5.00% 2041[1]	11	13
Fannie Mae Pool #AE1274 5.00% 2041[1]	9	10
Fannie Mae Pool #AE1277 5.00% 2041[1]	5	6
Fannie Mae Pool #AE1283 5.00% 2041[1]	3	3
Fannie Mae Pool #AE1290 5.00% 2042[1]	6	7
Fannie Mae Pool #AT3954 3.50% 2043[1]	4	4
Fannie Mae Pool #AT0300 3.50% 2043[1]	3	3
Fannie Mae Pool #AY1829 3.50% 2044[1]	4	4
Fannie Mae Pool #AW8240 3.50% 2044[1]	1	1
Fannie Mae Pool #BJ5015 4.00% 2047[1]	68	74
Fannie Mae Pool #BH3122 4.00% 2047[1]	1	1
Fannie Mae Pool #BM4488 3.388% 2048[1,4]	761	793
Fannie Mae Pool #CA2850 4.00% 2048[1]	84	92
Fannie Mae Pool #BK6840 4.00% 2048[1]	46	50
Fannie Mae Pool #BK5232 4.00% 2048[1]	32	35
Fannie Mae Pool #BK9743 4.00% 2048[1]	13	14
Fannie Mae Pool #BK7665 4.50% 2048[1]	302	335
Fannie Mae Pool #BK0951 4.50% 2048[1]	222	246
Fannie Mae Pool #CA2205 4.50% 2048[1]	56	61
Fannie Mae Pool #BK9761 4.50% 2048[1]	11	13
Fannie Mae Pool #CA4867 3.00% 2049[1,3]	4,352	4,585
Fannie Mae Pool #BJ8402 3.551% 2049[1,4]	142	147
Fannie Mae Pool #CA5496 3.00% 2050[1]	3,106	3,294
Fannie Mae Pool #MA4256 2.50% 2051[1]	7	7
Freddie Mac Pool #A18781 5.00% 2034[1]	890	1,030
Freddie Mac Pool #C91883 4.00% 2036[1,3]	3,335	3,661
Freddie Mac Pool #840222 2.393% 2040[1,4]	357	378
Freddie Mac Pool #Q15874 4.00% 2043[1]	2	2
Freddie Mac Pool #760014 3.039% 2045[1,4]	679	711
Freddie Mac Pool #760012 3.122% 2045[1,4]	64	67
Freddie Mac Pool #760013 3.179% 2045[1,4]	37	39
American Funds Insurance Series — American Funds Mortgage Fund — Page 197 of 240

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #760015 2.743% 2047[1,4]	$125	$131
Freddie Mac Pool #Q52069 3.50% 2047[1]	46	49
Freddie Mac Pool #Q47615 3.50% 2047[1]	29	31
Freddie Mac Pool #Q55060 3.50% 2048[1]	18	19
Freddie Mac Pool #Q56599 4.00% 2048[1]	52	57
Freddie Mac Pool #Q56175 4.00% 2048[1]	37	41
Freddie Mac Pool #Q55971 4.00% 2048[1]	33	37
Freddie Mac Pool #Q55970 4.00% 2048[1]	16	18
Freddie Mac Pool #Q58411 4.50% 2048[1]	104	115
Freddie Mac Pool #Q58436 4.50% 2048[1]	45	51
Freddie Mac Pool #Q58378 4.50% 2048[1]	38	42
Freddie Mac Pool #Q57242 4.50% 2048[1]	30	34
Freddie Mac Pool #RA1339 3.00% 2049[1]	2,681	2,820
Freddie Mac Pool #QA2748 3.50% 2049[1]	29	31
Freddie Mac Pool #SD7514 3.50% 2050[1,3]	9,385	10,069
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,4]	1,186	1,255
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	1,182	1,253
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,4]	950	1,006
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]	130	138
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]	692	724
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,4]	4,299	4,555
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	2,456	2,638
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	1,902	2,038
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	1,042	1,134
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[1]	41	44
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]	26	28
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	5,461	5,754
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	1,512	1,585
Government National Mortgage Assn. 2.00% 2051[1,5]	8,022	8,087
Government National Mortgage Assn. 2.00% 2051[1,5]	4,458	4,487
Government National Mortgage Assn. 2.50% 2051[1,5]	7,012	7,207
Government National Mortgage Assn. 3.00% 2051[1,5]	5,450	5,678
Government National Mortgage Assn. 3.00% 2051[1,5]	799	833
Government National Mortgage Assn. 3.00% 2051[1,5]	351	366
Government National Mortgage Assn. 3.50% 2051[1,5]	37	39
Government National Mortgage Assn. Pool #AH5894 3.75% 2034[1]	975	1,062
Government National Mortgage Assn. Pool #AD0028 3.75% 2038[1]	656	705
Government National Mortgage Assn. Pool #AH5897 3.75% 2039[1]	582	626
Government National Mortgage Assn. Pool #004410 4.00% 2039[1]	59	61
Government National Mortgage Assn. Pool #783690 6.00% 2039[1]	128	147
Government National Mortgage Assn. Pool #004823 4.00% 2040[1]	88	92
Government National Mortgage Assn. Pool #005142 4.50% 2041[1]	29	31
Government National Mortgage Assn. Pool #005104 5.00% 2041[1]	549	605
Government National Mortgage Assn. Pool #005165 6.50% 2041[1]	144	162
Government National Mortgage Assn. Pool #AA5326 3.50% 2042[1]	241	248
Government National Mortgage Assn. Pool #MA0366 3.50% 2042[1]	209	215
Government National Mortgage Assn. Pool #AA5526 3.50% 2042[1]	141	149
Government National Mortgage Assn. Pool #AF0140 3.50% 2043[1]	235	249
Government National Mortgage Assn. Pool #AD4360 3.50% 2043[1]	95	101
Government National Mortgage Assn. Pool #AH5882 3.75% 2044[1]	529	582
Government National Mortgage Assn. Pool #AH5884 4.25% 2044[1]	1,434	1,628
Government National Mortgage Assn. Pool #MA3727 4.00% 2046[1]	401	423
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[1]	653	707
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[1]	287	311
American Funds Insurance Series — American Funds Mortgage Fund — Page 198 of 240

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA7193 2.50% 2051[1]	$487	$502
Government National Mortgage Assn. Pool #AO0409 4.564% 2065[1]	203	220
Government National Mortgage Assn. Pool #AO0461 4.576% 2065[1]	109	118
Government National Mortgage Assn. Pool #AN1825 4.592% 2065[1]	349	377
Government National Mortgage Assn. Pool #AO0385 4.505% 2066[1]	799	874
Government National Mortgage Assn. Pool #725897 5.20% 2066[1]	2	2
Uniform Mortgage-Backed Security 1.50% 2036[1,5]	30,980	31,074
Uniform Mortgage-Backed Security 2.00% 2036[1,5]	10,000	10,263
Uniform Mortgage-Backed Security 2.50% 2036[1,5]	300	312
Uniform Mortgage-Backed Security 2.00% 2051[1,5]	21,253	21,133
Uniform Mortgage-Backed Security 2.00% 2051[1,5]	2,890	2,880
Uniform Mortgage-Backed Security 2.50% 2051[1,5]	1,409	1,443
Uniform Mortgage-Backed Security 2.50% 2051[1,5]	682	697
Uniform Mortgage-Backed Security 3.00% 2051[1,5]	2,383	2,482
Uniform Mortgage-Backed Security 3.00% 2051[1,5]	1,303	1,357
Uniform Mortgage-Backed Security 3.00% 2051[1,5]	1,124	1,171
Uniform Mortgage-Backed Security 3.50% 2051[1,5]	5,207	5,501
Uniform Mortgage-Backed Security 4.00% 2051[1,5]	77	83
Uniform Mortgage-Backed Security 4.50% 2051[1,5]	4,578	4,985
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	32	32
		177,051
Collateralized mortgage-backed obligations (privately originated) 4.19%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[1,4,6]	416	419
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[1,4,6]	204	205
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,4,6]	667	668
Cascade Funding Mortgage Trust, Series 2020-HB3, Class A, 2.812% 2030[1,4,6]	890	899
Cascade Funding Mortgage Trust, Series 2020-HBA, Class A, 3.405% 2030[1,4,6]	209	211
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[1,4,6]	446	460
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.859% 2052[1,4,6]	750	752
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.909% 2053[1,4,6]	583	584
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 1.009% 2053[1,4,6]	809	810
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.106% 2023[1,4,6]	750	753
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 2029[1,4,6]	249	250
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[1,4,6]	310	311
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[1,4,6]	257	262
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.80% 2055[1,4,6,7]	768	768
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,4,6]	746	742
Station Place Securitization Trust, Series 2020-WL1, Class A, (1-month USD-LIBOR + 1.15%) 1.259% 2051[1,4,6]	750	751
Station Place Securitization Trust, Series 2021-WL1, Class A, (1-month USD-LIBOR + 0.65%) 0.759% 2054[1,4,6]	3,950	3,954
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,4,6]	397	404
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.709% 2057[1,4,6]	28	28
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[1,6]	675	687
		13,918
American Funds Insurance Series — American Funds Mortgage Fund — Page 199 of 240

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities 1.17%	Principal amount (000)	Value (000)
MRA Issuance Trust, Series 2021-8, Class A1X, (1-month USD-LIBOR + 1.15%) 1.341% 2021[1,4,6,7]	$1,625	$1,625
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.75%) 2.25% 2021[1,4,6]	2,250	2,252
		3,877
Total mortgage-backed obligations		194,846
U.S. Treasury bonds & notes 11.16% U.S. Treasury 7.59%
U.S. Treasury 0.375% 2025	490	479
U.S. Treasury 0.375% 2025	200	196
U.S. Treasury 0.50% 2026	2,100	2,059
U.S. Treasury 0.75% 2028	555	532
U.S. Treasury 1.125% 2028	2,000	1,965
U.S. Treasury 0.625% 2030	1,000	907
U.S. Treasury 0.875% 2030	350	324
U.S. Treasury 1.125% 2031	1,125	1,063
U.S. Treasury 1.375% 2040	380	324
U.S. Treasury 1.875% 2041	1,750	1,631
U.S. Treasury 1.25% 2050	6,630	5,015
U.S. Treasury 1.375% 2050	6,000	4,690
U.S. Treasury 1.625% 2050[3]	7,240	6,042
		25,227
U.S. Treasury inflation-protected securities 3.57%
U.S. Treasury Inflation-Protected Security 0.125% 2023[8]	1,506	1,579
U.S. Treasury Inflation-Protected Security 0.375% 2023[8]	1,818	1,947
U.S. Treasury Inflation-Protected Security 0.625% 2023[8]	259	276
U.S. Treasury Inflation-Protected Security 0.125% 2031[8]	4,044	4,361
U.S. Treasury Inflation-Protected Security 2.125% 2041[8]	131	191
U.S. Treasury Inflation-Protected Security 0.75% 2042[3,8]	1,647	1,913
U.S. Treasury Inflation-Protected Security 1.00% 2049[8]	1,273	1,600
		11,867
Total U.S. Treasury bonds & notes		37,094
Asset-backed obligations 2.10%
Ballyrock Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.182% 2030[1,4,6]	250	250
Carvana Auto Receivables Trust, Series 2021-P1, Class A3, 0.54% 2025[1]	195	195
Cent CLO LP, Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.167% 2030[1,4,6]	250	250
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[1,6]	635	640
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[1,6]	104	103
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[1,6]	992	990
Dryden Senior Loan Fund, Series 2014-33A, Class AR3, CLO, (3-month USD-LIBOR + 1.00%) 1.237% 2029[1,4,6]	250	250
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[1,6]	1,000	1,019
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[1,6]	194	192
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[1,6]	244	243
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 2069[1,6]	243	243
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.163% 2030[1,4,6]	250	250
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[1,4,6]	123	125
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.194% 2027[1,4,6]	516	516
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.055% 2029[1,4,6]	250	250
Palmer Square Ltd., Series 2015-1A, Class A1R3, (3-month USD-LIBOR + 1.00%) 1.245% 2029[1,4,6]	330	330
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)		Principal amount (000)	Value (000)
Race Point CLO Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.122% 2030[1,4,6]		$250	$250
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[1,6]		117	116
Sound Point CLO Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.16% 2030[1,4,6]		250	250
Sound Point CLO Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.168% 2030[1,4,6]		250	250
Sound Point CLO Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.255% 2030[1,4,6]		250	250
			6,962
Federal agency bonds & notes 0.08%
Fannie Mae 0.875% 2030		300	278
Total bonds, notes & other debt instruments (cost: $240,414,000)			239,180
Short-term securities 59.01% Commercial paper 31.59%	Weighted average yield at acquisition
Amazon.com, Inc. 4/20/2021[6]	0.080%	9,000	9,000
Chariot Funding, LLC 4/12/2021[6]	0.180	8,500	8,500
CHARTA, LLC 4/14/2021[6]	0.170	9,000	9,000
Chevron Corp. 4/12/2021[6]	0.060	3,000	3,000
Coca-Cola Co. 5/3/2021[6]	0.059	8,000	7,999
ExxonMobil Corp. 4/22/2021	0.070	5,000	5,000
Inova Health System Foundation 4/13/2021	0.140	4,300	4,300
Johnson & Johnson 6/1/2021[6]	0.110	4,000	3,999
Kaiser Foundation Hospitals 5/4/2021	0.180	8,027	8,026
Manhattan Asset Funding Company LLC 4/5/2021[6]	0.120	4,200	4,200
Merck & Co. Inc. 4/16/2021[6]	0.054	9,200	9,200
Paccar Financial Corp. 4/7/2021	0.070	5,000	5,000
Paccar Financial Corp. 4/16/2021	0.070	4,000	4,000
Procter & Gamble Co. 4/7/2021[6]	0.110	3,200	3,200
Procter & Gamble Co. 4/9/2021[6]	0.109	5,000	5,000
Regents of the University of California 4/12/2021	0.080	8,410	8,409
Starbird Funding Corp. 4/1/2021[6]	0.070	7,100	7,100
			104,933
Federal agency bills & notes 25.73%
Federal Farm Credit Bank 4/8/2021	0.030	4,900	4,900
Federal Farm Credit Bank 5/3/2021	0.066	8,100	8,100
Federal Farm Credit Bank 5/5/2021	0.100	7,700	7,700
Federal Farm Credit Bank 5/12/2021	0.080	6,400	6,400
Federal Farm Credit Bank 8/11/2021	0.040	3,000	2,999
Federal Home Loan Bank 4/1/2021	0.080	5,000	5,000
Federal Home Loan Bank 4/21/2021	0.085	7,000	7,000
Federal Home Loan Bank 4/28/2021	0.037	4,100	4,100
Federal Home Loan Bank 4/30/2021	0.033	8,000	8,000
Federal Home Loan Bank 5/12/2021	0.040	5,600	5,600
Federal Home Loan Bank 5/19/2021	0.033	8,700	8,700
Federal Home Loan Bank 5/21/2021	0.022	10,000	9,999
Federal Home Loan Bank 6/18/2021	0.016	4,000	4,000
Federal Home Loan Bank 8/13/2021	0.054	3,000	2,999
			85,497
American Funds Insurance Series — American Funds Mortgage Fund — Page 201 of 240

unaudited
Short-term securities (continued) U.S. Treasury bills 1.69%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasury 6/1/2021	0.033%	$5,600	$5,600
Total short-term securities (cost: $196,027,000)			196,030
Total investment securities 131.00% (cost: $436,441,000)			435,210
Other assets less liabilities (31.00)%			(102,989)
Net assets 100.00%			$332,221
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[9] (000)	Value at 3/31/2021[10] (000)	Unrealized (depreciation) appreciation at 3/31/2021 (000)
5 Year U.S. Treasury Note Futures	Long	27	July 2021	$2,700	$3,332	$(22)
10 Year U.S. Treasury Note Futures	Long	75	June 2021	7,500	9,820	(179)
10 Year Ultra U.S. Treasury Note Futures	Short	96	June 2021	(9,600)	(13,794)	293
20 Year U.S. Treasury Bond Futures	Long	4	June 2021	400	618	(26)
30 Year Ultra U.S. Treasury Bond Futures	Short	7	June 2021	(700)	(1,268)	60
						$126
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 3/31/2021 (000)
3-month USD-LIBOR	0.243%	5/2/2024	$33,400	$289	$22	$267
U.S. EFFR	0.11%	5/18/2024	9,400	66	—	66
3-month USD-LIBOR	0.32%	9/23/2025	3,600	96	—	96
3-month USD-LIBOR	0.81%	7/28/2045	5,700	1,562	16	1,546
3-month USD-LIBOR	0.811%	7/27/2050	3,000	953	—	953
					$38	$2,928
American Funds Insurance Series — American Funds Mortgage Fund — Page 202 of 240

unaudited
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,907,000, which represented .88% of the net assets of the fund.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[5]	Purchased on a TBA basis.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $94,760,000, which represented 28.52% of the net assets of the fund.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,393,000, which represented .72% of the net assets of the fund.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.
Key to abbreviations and symbol
CLO = Collateralized Loan Obligations
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — American Funds Mortgage Fund — Page 203 of 240

Ultra-Short Bond Fund
Investment portfolio
March 31, 2021
unaudited
Short-term securities 98.52% Commercial paper 67.65%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Australia & New Zealand Banking Group, Ltd. 4/27/2021[1]	0.140%	$5,000	5,000
Australia & New Zealand Banking Group, Ltd. 4/26/2021[1]	0.140	1,600	1,600
Bank of Montreal 6/7/2021	0.120	10,000	9,998
Banque et Caisse d’Epargne de L’Etat 5/6/2021	0.165	9,900	9,899
CAFCO, LLC 4/8/2021[1]	0.170	7,500	7,500
Caisse d’Amortissement de la Dette Sociale 5/3/2021	0.160	10,000	9,999
Chariot Funding, LLC 4/7/2021[1]	0.190	10,000	10,000
Chevron Corp. 5/7/2021[1]	0.090	9,000	8,999
Coca-Cola Co. 4/8/2021[1]	0.070	5,000	5,000
Commonwealth Bank of Australia 5/4/2021[1]	0.130	6,850	6,849
Denmark (Kingdom of) 5/10/2021	0.095	9,000	8,999
Emerson Electric Co. 4/21/2021[1]	0.070	5,000	5,000
Export Development Canada 4/26/2021	0.090	10,000	10,000
FMS Wertmanagement 6/2/2021[1]	0.145	7,500	7,498
Hydro-Québec 5/19/2021[1]	0.070	5,700	5,700
ING (U.S.) Funding LLC 6/4/2021	0.138	5,000	4,999
ING (U.S.) Funding LLC 6/30/2021[1]	0.140	2,500	2,499
KfW 4/23/2021[1]	0.100	2,000	2,000
Liberty Street Funding LLC 6/7/2021[1]	0.130	9,000	8,998
Manhattan Asset Funding Company LLC 4/23/2021[1]	0.110	2,000	2,000
Merck & Co. Inc. 4/9/2021[1]	0.060	10,000	10,000
Nederlandse Waterschapsbank NV 4/21/2021[1]	0.110	8,000	8,000
Nestlé Finance International Ltd. 5/3/2021[1]	0.060	8,400	8,399
Novartis Finance Corp. 4/16/2021[1]	0.060	9,700	9,699
NRW.Bank 6/16/2021[1]	0.132	10,000	9,997
Oesterreich Kontrollbank CP 4/22/2021	0.073	9,830	9,830
Shell International Finance BV 5/25/2021[1]	0.200	7,000	6,999
Starbird Funding Corp. 5/10/2021[1]	0.140	5,000	4,999
Starbird Funding Corp. 4/1/2021[1]	0.070	3,000	3,000
Svenska Handelsbanken Inc. 4/5/2021[1]	0.160	2,900	2,900
Thunder Bay Funding, LLC 5/17/2021[1]	0.160	10,000	9,998
Total Capital Canada Ltd. 5/25/2021[1]	0.120	8,000	7,998
Unilever Capital Corp. 6/1/2021[1]	0.070	9,000	8,999
Victory Receivables Corp. 4/21/2021[1]	0.100	5,800	5,800
Victory Receivables Corp. 5/12/2021[1]	0.110	5,000	4,999
			244,154
U.S. Treasury bills 17.96%
U.S. Treasury 5/20/2021	0.039	16,000	15,999
U.S. Treasury 5/13/2021	0.041	13,900	13,900
U.S. Treasury 4/13/2021	0.095	10,100	10,100
U.S. Treasury 5/6/2021	0.081	10,000	10,000
U.S. Treasury 4/6/2021	0.081	7,800	7,800
U.S. Treasury 5/27/2021	0.072	6,000	6,000
U.S. Treasury 6/15/2021	0.056	1,000	1,000
			64,799
American Funds Insurance Series — Ultra-Short Bond Fund — Page 204 of 240

unaudited
Short-term securities (continued) Federal agency bills & notes 12.91%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal Farm Credit Banks 5/14/2021	0.080%	$5,000	$5,000
Federal Home Loan Bank 5/12/2021	0.039	13,600	13,599
Federal Home Loan Bank 5/21/2021	0.030	12,000	11,999
Federal Home Loan Bank 4/28/2021	0.032	5,000	5,000
Federal Home Loan Bank 4/21/2021	0.035	4,200	4,200
Federal Home Loan Bank 5/5/2021	0.032	3,886	3,886
Federal Home Loan Bank 6/23/2021	0.015	2,900	2,900
			46,584
Total short-term securities (cost: $355,530,000)			355,537
Total investment securities 98.52% (cost: $355,530,000)			355,537
Other assets less liabilities 1.48%			5,344
Net assets 100.00%			$360,881
[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $180,430,000, which represented 50.00% of the net assets of the fund.
American Funds Insurance Series — Ultra-Short Bond Fund — Page 205 of 240

U.S. Government/AAA-Rated Securities Fund
Investment portfolio
March 31, 2021
unaudited
Bonds, notes & other debt instruments 81.06% U.S. Treasury bonds & notes 42.84% U.S. Treasury 25.45%	Principal amount (000)	Value (000)
U.S. Treasury 2.00% 2021	$2,000	$2,023
U.S. Treasury 1.375% 2022	1,100	1,112
U.S. Treasury 1.75% 2022	3,000	3,058
U.S. Treasury 2.125% 2023	—[1]	—[1]
U.S. Treasury 2.875% 2023	5,000	5,345
U.S. Treasury 0.25% 2025	47,000	45,984
U.S. Treasury 0.25% 2025	4,000	3,902
U.S. Treasury 0.375% 2025	78,000	76,188
U.S. Treasury 0.375% 2025	10,000	9,783
U.S. Treasury 1.625% 2026	10,000	10,284
U.S. Treasury 0.50% 2027	5,314	5,052
U.S. Treasury 0.625% 2027	30,000	28,567
U.S. Treasury 1.125% 2028	450	442
U.S. Treasury 1.25% 2028	250	247
U.S. Treasury 0.625% 2030	1,175	1,065
U.S. Treasury 0.875% 2030	46,145	42,695
U.S. Treasury 1.125% 2040	10,750	8,756
U.S. Treasury 1.125% 2040	7,000	5,723
U.S. Treasury 1.875% 2041	125	117
U.S. Treasury 2.50% 2046	5,400	5,514
U.S. Treasury 2.50% 2046	3,900	3,982
U.S. Treasury 2.875% 2046	2,700	2,956
U.S. Treasury 2.25% 2049[2]	25,700	24,898
U.S. Treasury 2.375% 2049	13,000	12,942
U.S. Treasury 2.875% 2049	26,000	28,600
U.S. Treasury 3.00% 2049[2]	22,500	25,326
U.S. Treasury 1.25% 2050	46,400	35,099
U.S. Treasury 1.375% 2050[2]	100,000	78,169
U.S. Treasury 1.625% 2050[2]	72,330	60,367
U.S. Treasury 1.875% 2051	4,706	4,180
		532,376
U.S. Treasury inflation-protected securities 17.39%
U.S. Treasury Inflation-Protected Security 0.125% 2021[3]	66,212	66,384
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	6,125	6,262
U.S. Treasury Inflation-Protected Security 0.125% 2023[3]	7,360	7,722
U.S. Treasury Inflation-Protected Security 0.375% 2023[3]	15,734	16,848
U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	55,285	58,824
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	46,995	50,883
U.S. Treasury Inflation-Protected Security 0.125% 2030[3]	20,300	22,057
U.S. Treasury Inflation-Protected Security 0.125% 2030[3]	6,250	6,771
U.S. Treasury Inflation-Protected Security 0.125% 2031[3]	71,784	77,402
U.S. Treasury Inflation-Protected Security 2.125% 2041[3]	370	538
U.S. Treasury Inflation-Protected Security 0.75% 2042[2,3]	15,267	17,730
U.S. Treasury Inflation-Protected Security 0.625% 2043[3]	6,939	7,875
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 206 of 240

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 1.00% 2049[3]	$8,315	$10,451
U.S. Treasury Inflation-Protected Security 0.25% 2050[3]	321	337
U.S. Treasury Inflation-Protected Security 0.125% 2051[3]	13,446	13,605
		363,689
Total U.S. Treasury bonds & notes		896,065
Mortgage-backed obligations 25.64% Federal agency mortgage-backed obligations 25.64%
Fannie Mae Pool #257104 6.50% 2028[4]	77	86
Fannie Mae Pool #695412 5.00% 2033[4]	1	1
Fannie Mae Pool #AD3566 5.00% 2035[4]	8	9
Fannie Mae Pool #MA2746 4.00% 2036[4]	2,179	2,391
Fannie Mae Pool #MA2588 4.00% 2036[4]	1,143	1,250
Fannie Mae Pool #256860 6.50% 2037[4]	19	22
Fannie Mae Pool #888698 7.00% 2037[4]	41	48
Fannie Mae Pool #256828 7.00% 2037[4]	3	3
Fannie Mae Pool #970343 6.00% 2038[4]	15	16
Fannie Mae Pool #AC0794 5.00% 2039[4]	38	44
Fannie Mae Pool #931768 5.00% 2039[4]	6	7
Fannie Mae Pool #932606 5.00% 2040[4]	17	20
Fannie Mae Pool #AJ1873 4.00% 2041[4]	28	32
Fannie Mae Pool #AI1862 5.00% 2041[4]	565	658
Fannie Mae Pool #AI3510 5.00% 2041[4]	340	396
Fannie Mae Pool #AJ0704 5.00% 2041[4]	324	377
Fannie Mae Pool #AJ5391 5.00% 2041[4]	176	204
Fannie Mae Pool #AE1248 5.00% 2041[4]	45	52
Fannie Mae Pool #AE1274 5.00% 2041[4]	35	41
Fannie Mae Pool #AE1277 5.00% 2041[4]	21	24
Fannie Mae Pool #AE1283 5.00% 2041[4]	12	13
Fannie Mae Pool #AE1290 5.00% 2042[4]	25	29
Fannie Mae Pool #AT7161 3.50% 2043[4]	73	80
Fannie Mae Pool #AT3954 3.50% 2043[4]	15	16
Fannie Mae Pool #AT0300 3.50% 2043[4]	11	12
Fannie Mae Pool #BM6240 2.325% 2044[4,5]	726	768
Fannie Mae Pool #AY1829 3.50% 2044[4]	15	16
Fannie Mae Pool #AW8240 3.50% 2044[4]	4	4
Fannie Mae Pool #BE5017 3.50% 2045[4]	86	93
Fannie Mae Pool #MA3120 3.50% 2047[4]	4,704	4,994
Fannie Mae Pool #BE8740 3.50% 2047[4]	81	88
Fannie Mae Pool #BE8742 3.50% 2047[4]	27	29
Fannie Mae Pool #BH2846 3.50% 2047[4]	11	12
Fannie Mae Pool #BH2848 3.50% 2047[4]	10	10
Fannie Mae Pool #BH2847 3.50% 2047[4]	9	10
Fannie Mae Pool #BJ5015 4.00% 2047[4]	270	296
Fannie Mae Pool #BH2597 4.00% 2047[4]	9	10
Fannie Mae Pool #BH3122 4.00% 2047[4]	5	6
Fannie Mae Pool #BM3788 3.50% 2048[4]	5,191	5,600
Fannie Mae Pool #FM3164 3.50% 2048[4]	3,328	3,513
Fannie Mae Pool #BJ4901 3.50% 2048[4]	53	57
Fannie Mae Pool #CA2850 4.00% 2048[4]	335	370
Fannie Mae Pool #BK6840 4.00% 2048[4]	183	200
Fannie Mae Pool #BK5232 4.00% 2048[4]	129	141
Fannie Mae Pool #BK9743 4.00% 2048[4]	50	55
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 207 of 240

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BK7665 4.50% 2048[4]	$1,207	$1,342
Fannie Mae Pool #BK0951 4.50% 2048[4]	888	985
Fannie Mae Pool #BK9761 4.50% 2048[4]	46	51
Fannie Mae Pool #CA1909 4.50% 2048[4]	43	47
Fannie Mae Pool #CA4151 3.50% 2049[4]	809	876
Fannie Mae Pool #FM1062 3.50% 2049[4]	719	778
Fannie Mae Pool #FM1443 3.50% 2049[4]	582	628
Fannie Mae Pool #BJ8411 3.50% 2049[4]	173	186
Fannie Mae Pool #FM2179 3.00% 2050[4]	6,698	7,088
Fannie Mae Pool #FM3834 4.50% 2050[4]	2,075	2,253
Fannie Mae Pool #MA4256 2.50% 2051[4]	11	11
Fannie Mae, Series 2001-4, Class NA, 9.008% 2025[4,5]	—[1]	—[1]
Fannie Mae, Series 2001-4, Class GA, 9.023% 2025[4,5]	—[1]	—[1]
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[4]	399	404
Fannie Mae, Series 2012-M3, Class 1A2, Multi Family, 3.044% 2022[4]	435	442
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.13% 2023[4,5]	561	588
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[4,5]	1,154	1,233
Freddie Mac Pool #1H1354 2.442% 2036[4,5]	111	118
Freddie Mac Pool #C03518 5.00% 2040[4]	498	574
Freddie Mac Pool #G06459 5.00% 2041[4]	1,084	1,263
Freddie Mac Pool #841039 2.754% 2043[4,5]	734	780
Freddie Mac Pool #Q19133 3.50% 2043[4]	47	51
Freddie Mac Pool #Q17696 3.50% 2043[4]	43	47
Freddie Mac Pool #Q23190 4.00% 2043[4]	254	282
Freddie Mac Pool #Q15874 4.00% 2043[4]	7	7
Freddie Mac Pool #Q28558 3.50% 2044[4]	283	305
Freddie Mac Pool #760014 3.039% 2045[4,5]	543	569
Freddie Mac Pool #Q52069 3.50% 2047[4]	124	134
Freddie Mac Pool #Q47615 3.50% 2047[4]	78	84
Freddie Mac Pool #ZM4352 3.50% 2047[4]	12	13
Freddie Mac Pool #Q54709 3.50% 2048[4]	93	100
Freddie Mac Pool #Q54701 3.50% 2048[4]	86	93
Freddie Mac Pool #Q54782 3.50% 2048[4]	73	79
Freddie Mac Pool #Q54781 3.50% 2048[4]	72	78
Freddie Mac Pool #Q55060 3.50% 2048[4]	70	75
Freddie Mac Pool #Q54700 3.50% 2048[4]	66	71
Freddie Mac Pool #Q56590 3.50% 2048[4]	42	45
Freddie Mac Pool #Q56589 3.50% 2048[4]	41	44
Freddie Mac Pool #Q54699 3.50% 2048[4]	32	35
Freddie Mac Pool #Q54698 3.50% 2048[4]	33	35
Freddie Mac Pool #Q54831 3.50% 2048[4]	23	25
Freddie Mac Pool #G67711 4.00% 2048[4]	2,398	2,635
Freddie Mac Pool #Q56599 4.00% 2048[4]	208	229
Freddie Mac Pool #Q56175 4.00% 2048[4]	149	164
Freddie Mac Pool #Q55971 4.00% 2048[4]	134	147
Freddie Mac Pool #Q56576 4.00% 2048[4]	111	119
Freddie Mac Pool #Q55970 4.00% 2048[4]	66	72
Freddie Mac Pool #Q58411 4.50% 2048[4]	414	461
Freddie Mac Pool #Q58436 4.50% 2048[4]	181	203
Freddie Mac Pool #Q58378 4.50% 2048[4]	151	167
Freddie Mac Pool #Q57242 4.50% 2048[4]	122	134
Freddie Mac Pool #ZT0522 4.50% 2048[4]	50	55
Freddie Mac Pool #ZS4774 4.50% 2048[4]	47	51
Freddie Mac Pool #RA1463 3.50% 2049[4]	555	600
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 208 of 240

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QA0284 3.50% 2049[4]	$343	$370
Freddie Mac Pool #RA1580 3.50% 2049[4]	282	305
Freddie Mac Pool #QA2748 3.50% 2049[4]	78	84
Freddie Mac Pool #RA2236 4.50% 2049[4]	637	695
Freddie Mac Pool #QA4453 4.50% 2049[4]	43	47
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 0.512% 2023[4,5]	5	5
Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 2022[4]	173	176
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[4]	722	740
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[4]	200	210
Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 2023[4,5]	2,565	2,734
Freddie Mac, Series K034, Class A2, Multi Family, 3.531% 2023[4]	2,745	2,927
Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 2024[4]	1,363	1,474
Freddie Mac, Series K038, Class A2, Multi Family, 3.389% 2024[4]	4,698	5,059
Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 2027[4]	736	819
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[4]	7,869	8,339
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[4,5]	7,305	7,735
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[4,5]	7,142	7,562
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[4]	2,192	2,299
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[4]	427	455
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[4]	2,270	2,372
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[4,5]	4,116	4,361
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[4]	7,030	7,651
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[4]	5,275	5,667
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[4]	2,565	2,748
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 2057[4]	1,093	1,172
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[4]	4,447	4,792
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[4]	2,569	2,787
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[4]	1,305	1,405
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[4]	967	1,052
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[4]	558	607
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[4]	5,050	5,351
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[4]	31,404	33,091
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[4]	7,401	7,759
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[4]	9,335	9,824
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[4]	3,004	3,062
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[4]	535	514
Government National Mortgage Assn. 2.00% 2051[4,6]	901	909
Government National Mortgage Assn. 2.00% 2051[4,6]	359	361
Government National Mortgage Assn. 2.50% 2051[4,6]	409	420
Government National Mortgage Assn. 3.00% 2051[4,6]	903	941
Government National Mortgage Assn. 3.00% 2051[4,6]	397	413
Government National Mortgage Assn. Pool #698668 5.50% 2038[4]	161	184
Government National Mortgage Assn. Pool #699537 5.50% 2038[4]	53	58
Government National Mortgage Assn. Pool #700778 5.50% 2038[4]	25	29
Government National Mortgage Assn. Pool #782365 6.00% 2038[4]	139	166
Government National Mortgage Assn. Pool #004269 6.50% 2038[4]	243	289
Government National Mortgage Assn. Pool #698406 5.00% 2039[4]	282	325
Government National Mortgage Assn. Pool #783690 6.00% 2039[4]	128	147
Government National Mortgage Assn. Pool #783689 5.50% 2040[4]	3,765	4,363
Government National Mortgage Assn. Pool #783687 4.50% 2041[4]	797	878
Government National Mortgage Assn. Pool #783688 5.00% 2041[4]	1,436	1,624
Government National Mortgage Assn. Pool #MA0533 3.00% 2042[4]	29	31
Government National Mortgage Assn. Pool #MA1012 3.50% 2043[4]	1,020	1,108
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[4]	8,367	9,069
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 209 of 240

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[4]	$3,776	$4,088
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[4]	657	712
Government National Mortgage Assn. Pool #MA7052 2.50% 2050[4]	5,982	6,179
Government National Mortgage Assn. Pool #MA7193 2.50% 2051[4]	51	53
Uniform Mortgage-Backed Security 1.50% 2036[4,6]	121,316	121,682
Uniform Mortgage-Backed Security 2.00% 2036[4,6]	59,105	60,588
Uniform Mortgage-Backed Security 2.00% 2036[4,6]	14,263	14,638
Uniform Mortgage-Backed Security 2.00% 2051[4,6]	24,081	23,945
Uniform Mortgage-Backed Security 2.00% 2051[4,6]	3,192	3,181
Uniform Mortgage-Backed Security 2.50% 2051[4,6]	64,911	66,476
Uniform Mortgage-Backed Security 2.50% 2051[4,6]	1,129	1,154
Uniform Mortgage-Backed Security 3.00% 2051[4,6]	500	521
Uniform Mortgage-Backed Security 3.00% 2051[4,6]	166	173
Uniform Mortgage-Backed Security 3.00% 2051[4,6]	36	37
Uniform Mortgage-Backed Security 3.50% 2051[4,6]	20,663	21,830
Uniform Mortgage-Backed Security 4.50% 2051[4,6]	2,550	2,777
Uniform Mortgage-Backed Security 4.50% 2051[4,6]	1,200	1,307
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[4]	360	360
Total mortgage-backed obligations		536,225
Federal agency bonds & notes 12.58%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026	461	485
Fannie Mae 1.25% 2021	2,900	2,912
Fannie Mae 2.875% 2023	36,000	38,321
Fannie Mae 0.625% 2025	10,000	9,979
Fannie Mae 0.75% 2027	2,900	2,794
Fannie Mae 0.875% 2030	8,600	7,971
Fannie Mae 7.125% 2030	2,000	2,882
Federal Farm Credit Banks 0.375% 2022	1,500	1,505
Federal Home Loan Bank 3.375% 2023	16,715	17,987
Federal Home Loan Bank 3.25% 2028	6,500	7,317
Federal Home Loan Bank 5.50% 2036	300	433
Private Export Funding Corp. 3.266% 2021[7]	34,000	34,641
Private Export Funding Corp. 3.55% 2024	3,190	3,471
Small Business Administration, Series 2001-20F, 6.44% 2021	7	7
Tennessee Valley Authority 0.75% 2025	1,800	1,800
Tennessee Valley Authority 2.875% 2027	5,000	5,474
Tennessee Valley Authority 4.65% 2035	1,780	2,285
Tennessee Valley Authority 5.88% 2036	875	1,254
Tennessee Valley Authority, Series A, 4.625% 2060	250	340
TVA Southaven 3.846% 2033	1,057	1,144
U.S. Agency for International Development, Iraq (State of) 2.149% 2022	3,370	3,422
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	41,500	42,768
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	14,779	15,935
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	2,489	2,842
U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	1,500	1,510
U.S. Agency for International Development, Ukraine 1.471% 2021	2,210	2,229
U.S. Department of Housing and Urban Development, Series 2015-A-7, 2.35% 2021	3,750	3,778
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	6,000	6,183
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	1,500	1,588
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	2,250	2,428
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	2,640	2,842
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	2,625	2,830
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	11,482	12,372
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 210 of 240

unaudited
Bonds, notes & other debt instruments (continued) Federal agency bonds & notes (continued)		Principal amount (000)	Value (000)
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028		$3,856	$4,160
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029		2,650	2,864
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030		2,482	2,645
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031		2,475	2,641
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032		2,377	2,540
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033		2,059	2,204
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034		651	698
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.82% 2032		833	953
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.938% 2032		681	773
			263,207
Total bonds, notes & other debt instruments (cost: $1,728,717,000)			1,695,497
Short-term securities 33.76% Commercial paper 26.64%	Weighted average yield at acquisition
Amazon.com, Inc. 5/3/2021[7]	0.060%	45,700	45,699
Apple Inc. 4/19/2021[7]	0.090	20,000	19,999
CAFCO, LLC 5/3/2021[7]	0.130	18,100	18,098
Chariot Funding, LLC 5/19/2021[7]	0.140	38,717	38,710
Chariot Funding, LLC 5/21/2021[7]	0.140	15,000	14,997
CHARTA, LLC 6/16/2021[7]	0.130	10,000	9,997
Chevron Corp. 4/14/2021[7]	0.090	10,000	10,000
Chevron Corp. 5/5/2021[7]	0.090	28,400	28,398
Coca-Cola Co. 5/3/2021[7]	0.059	17,000	16,999
CRC Funding, LLC 4/7/2021[7]	0.200	25,000	25,000
CRC Funding, LLC 4/22/2021[7]	0.100	2,500	2,500
Exxon Mobil Corp. 5/10/2021	0.110	25,000	24,998
Henkel of America, Inc. 4/5/2021[7]	0.160	11,200	11,200
Johnson & Johnson 6/1/2021[7]	0.110	26,000	25,998
Kaiser Foundation Hospitals 5/4/2021	0.180	17,000	16,997
Kimberly-Clark Corp. 4/7/2021[7]	0.070	16,800	16,800
Manhattan Asset Funding Company LLC 4/5/2021[7]	0.120	10,200	10,200
Merck & Co. Inc. 4/14/2021[7]	0.056	30,000	29,999
Merck & Co. Inc. 4/16/2021[7]	0.059	10,000	10,000
Merck & Co. Inc. 5/4/2021[7]	0.058	15,000	14,999
Nestlé Finance International Ltd. 4/8/2021[7]	0.050	30,000	30,000
Paccar Financial Corp. 4/7/2021	0.070	15,000	15,000
Paccar Financial Corp. 4/16/2021	0.070	21,000	20,999
Procter & Gamble Co. 4/7/2021[7]	0.110	4,250	4,250
Procter & Gamble Co. 4/9/2021[7]	0.109	25,000	25,000
Procter & Gamble Co. 4/15/2021[7]	0.109	10,000	10,000
Starbird Funding Corp. 4/1/2021[7]	0.070	60,300	60,300
			557,137
Federal agency bills & notes 6.41%
Federal Farm Credit Bank 4/23/2021	0.010	5,000	5,000
Federal Farm Credit Bank 5/3/2021	0.042	13,900	13,899
Federal Farm Credit Bank 5/5/2021	0.100	17,300	17,299
Federal Farm Credit Bank 8/25/2021	0.088	10,000	9,997
Federal Farm Credit Bank 9/8/2021	0.070	10,000	9,997
Federal Farm Credit Banks 6/7/2021	0.010	25,000	24,998
Federal Home Loan Bank 4/12/2021	0.080	15,000	15,000
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 211 of 240

unaudited
Short-term securities (continued) Federal agency bills & notes (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal Home Loan Bank 5/14/2021	0.010%	$13,000	$12,999
Federal Home Loan Bank 5/26/2021	0.031	25,000	24,999
			134,188
U.S. Treasury bills 0.71%
U.S. Treasury 4/22/2021	0.072	5,300	5,300
U.S. Treasury 5/13/2021	0.040	9,500	9,500
			14,800
Total short-term securities (cost: $706,117,000)			706,125
Total investment securities 114.82% (cost: $2,434,834,000)			2,401,622
Other assets less liabilities (14.82)%			(310,027)
Net assets 100.00%			$2,091,595
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[8] (000)	Value at 3/31/2021[9] (000)	Unrealized (depreciation) appreciation at 3/31/2021 (000)
90 Day Euro Dollar Futures	Long	5,046	December 2022	$1,261,500	$1,255,193	$(851)
2 Year U.S. Treasury Note Futures	Short	161	July 2021	(32,200)	(35,537)	31
5 Year U.S. Treasury Note Futures	Long	2,312	July 2021	231,200	285,297	(2,610)
10 Year U.S. Treasury Note Futures	Short	448	June 2021	(44,800)	(58,660)	1,140
10 Year Ultra U.S. Treasury Note Futures	Short	1,857	June 2021	(185,700)	(266,828)	9,209
20 Year U.S. Treasury Bond Futures	Long	729	June 2021	72,900	112,699	(4,504)
30 Year Ultra U.S. Treasury Bond Futures	Long	287	June 2021	28,700	52,010	(2,136)
						$279
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2021 (000)	Upfront premium received (000)	Unrealized appreciation (depreciation) at 3/31/2021 (000)
2.5775%	U.S. EFFR	7/16/2022	$181,639	$4,610	$—	$4,610
1.2525%	U.S. EFFR	2/14/2023	156,941	3,344	—	3,344
0.2405%	U.S. EFFR	3/1/2024	61,600	(140)	—	(140)
0.241%	U.S. EFFR	3/1/2024	209,400	(473)	—	(473)
U.S. EFFR	0.11%	5/18/2024	163,600	1,156	—	1,156
U.S. EFFR	0.126%	6/25/2025	20,100	455	—	455
U.S. EFFR	0.1275%	6/25/2025	20,100	454	—	454
U.S. EFFR	0.106%	6/30/2025	22,492	534	—	534
3-month USD-LIBOR	1.867%	7/11/2025	49,400	(1,055)	—	(1,055)
2.91%	3-month USD-LIBOR	2/1/2028	16,000	807	—	807
2.908%	3-month USD-LIBOR	2/1/2028	16,000	805	—	805
2.925%	3-month USD-LIBOR	2/1/2028	12,800	655	—	655
2.92%	3-month USD-LIBOR	2/2/2028	12,200	621	—	621
U.S. EFFR	0.5385%	3/26/2030	49,000	3,975	—	3,975
0.913%	3-month USD-LIBOR	6/9/2030	31,000	(2,153)	—	(2,153)
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 212 of 240

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2021 (000)	Upfront premium received (000)	Unrealized appreciation (depreciation) at 3/31/2021 (000)
U.S. EFFR	0.666%	11/19/2030	$15,500	$1,246	$—	$1,246
3-month USD-LIBOR	2.986%	2/1/2038	7,800	(204)	—	(204)
3-month USD-LIBOR	2.9625%	2/1/2038	9,800	(237)	—	(237)
3-month USD-LIBOR	2.963%	2/1/2038	9,800	(238)	—	(238)
0.833%	3-month USD-LIBOR	4/3/2040	15,800	(3,390)	—	(3,390)
3-month USD-LIBOR	0.81%	7/28/2045	87,600	23,999	(52)	24,051
3-month USD-LIBOR	0.811%	7/27/2050	52,500	16,676	—	16,676
					$(52)	$51,499
[1]	Amount less than one thousand.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $21,551,000, which represented 1.03% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Purchased on a TBA basis.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $513,784,000, which represented 24.56% of the net assets of the fund.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.
Key to abbreviations and symbol
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — U.S. Government/AAA-Rated Securities Fund — Page 213 of 240

Managed Risk Growth Fund
Investment portfolio
March 31, 2021
unaudited
Growth funds 80.27%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,656,572	$455,207
Total growth funds (cost: $296,208,000)		455,207
Fixed income funds 14.89%
American Funds Insurance Series – Bond Fund, Class 1	7,279,318	84,440
Total fixed income funds (cost: $85,944,000)		84,440
Short-term securities 3.93%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%[1]	22,267,278	22,267
Total short-term securities (cost: $22,267,000)		22,267
Total investment securities 99.09% (cost: $404,419,000)		561,914
Other assets less liabilities 0.91%		5,147
Net assets 100.00%		$567,061
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 3/31/2021[3] (000)	Unrealized (depreciation) appreciation at 3/31/2021 (000)
5 Year U.S. Treasury Note Futures	Long	249	June 2021	$24,900	$30,726	$(335)
FTSE 100 Index Contracts	Short	9	June 2021	£—[4]	(828)	7
Euro Stoxx 50 Index Contracts	Short	76	June 2021	€(1)	(3,450)	(75)
Russell 2000 Mini Index Contracts	Short	26	June 2021	$(1)	(2,889)	135
Mini MSCI Emerging Market Index Contracts	Short	35	June 2021	(2)	(2,314)	15
S&P Mid 400 E-mini Index Contracts	Short	20	June 2021	(2)	(5,211)	17
Nikkei 225 Index Contracts	Short	3	June 2021	¥(3)	(794)	(14)
S&P 500 E-mini Index Contracts	Short	431	June 2021	$(22)	(85,497)	(860)
British Pound Currency Contracts	Short	11	June 2021	£(687)	(947)	9
Euro Currency Contracts	Short	24	June 2021	€(3,000)	(3,523)	52
Japanese Yen Currency Contracts	Short	7	June 2021	¥(87,500)	(791)	16
						$(1,033)
American Funds Insurance Series — Managed Risk Growth Fund — Page 214 of 240

unaudited
Investments in affiliates5

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 3/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80.27%
American Funds Insurance Series – Growth Fund, Class 1	$452,559	$17,105	$30,922	$13,280	$3,185	$455,207	$—	$—
Fixed income funds 14.89%
American Funds Insurance Series – Bond Fund, Class 1	84,922	15,211	13,567	89	(2,215)	84,440	—	—
Total 95.16%				$13,369	$970	$539,647	$—	$—
[1]	Rate represents the seven-day yield at 3/31/2021.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Amount less than one thousand.
[5]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
Key to symbols
£ = British pounds
€ = Euros
¥ = Japanese yen
$ = U.S. dollars
American Funds Insurance Series — Managed Risk Growth Fund — Page 215 of 240

Managed Risk International Fund
Investment portfolio
March 31, 2021
unaudited
Growth funds 80.33%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	5,560,835	$129,901
Total growth funds (cost: $98,574,000)		129,901
Fixed income funds 14.92%
American Funds Insurance Series – Bond Fund, Class 1	2,080,069	24,129
Total fixed income funds (cost: $24,590,000)		24,129
Short-term securities 4.03%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%[1]	6,525,434	6,525
Total short-term securities (cost: $6,525,000)		6,525
Total investment securities 99.28% (cost: $129,689,000)		160,555
Other assets less liabilities 0.72%		1,164
Net assets 100.00%		$161,719
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 3/31/2021[3] (000)	Unrealized (depreciation) appreciation at 3/31/2021 (000)
5 Year U.S. Treasury Note Futures	Long	118	June 2021	$11,800	$14,561	$(66)
FTSE 100 Index Contracts	Short	12	June 2021	£—[4]	(1,104)	8
Russell 2000 Mini Index Contracts	Short	1	June 2021	$—[4]	(111)	6
S&P 500 E-mini Index Contracts	Short	9	June 2021	—[4]	(1,785)	(17)
S&P Mid 400 E-mini Index Contracts	Short	3	June 2021	—[4]	(782)	3
Euro Stoxx 50 Index Contracts	Short	102	June 2021	€(1)	(4,631)	(102)
Mini MSCI Emerging Market Index Contracts	Short	105	June 2021	$(5)	(6,943)	41
Nikkei 225 Index Contracts	Short	10	June 2021	¥(10)	(2,647)	(42)
British Pound Currency Contracts	Short	15	June 2021	£(938)	(1,292)	11
Euro Currency Contracts	Short	32	June 2021	€(4,000)	(4,697)	68
Japanese Yen Currency Contracts	Short	27	June 2021	¥(337,500)	(3,049)	58
						$(32)
American Funds Insurance Series — Managed Risk International Fund — Page 216 of 240

unaudited
Investments in affiliates5

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 3/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80.33%
American Funds Insurance Series – International Fund, Class 1	$135,744	$3,157	$7,694	$999	$(2,305)	$129,901	$—	$—
Fixed income funds 14.92%
American Funds Insurance Series – Bond Fund, Class 1	25,472	3,284	4,001	27	(653)	24,129	—	—
Total 95.25%				$1,026	$(2,958)	$154,030	$—	$—
[1]	Rate represents the seven-day yield at 3/31/2021.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Amount less than one thousand.
[5]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
Key to symbols
£ = British pounds
€ = Euros
¥ = Japanese yen
$ = U.S. dollars
American Funds Insurance Series — Managed Risk International Fund — Page 217 of 240

Managed Risk Blue Chip
Income and Growth Fund
Investment portfolio
March 31, 2021
unaudited
Growth-and-income funds 80.32%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	18,283,211	$288,691
Total growth-and-income funds (cost: $207,089,000)		288,691
Fixed income funds 14.98%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	4,244,204	53,859
Total fixed income funds (cost: $55,839,000)		53,859
Short-term securities 3.98%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%[1]	14,294,624	14,295
Total short-term securities (cost: $14,295,000)		14,295
Total investment securities 99.28% (cost: $277,223,000)		356,845
Other assets less liabilities 0.72%		2,591
Net assets 100.00%		$359,436
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 3/31/2021[3] (000)	Unrealized (depreciation) appreciation at 3/31/2021 (000)
5 Year U.S. Treasury Note Futures	Long	154	June 2021	$15,400	$19,003	$(246)
Euro Stoxx 50 Index Contracts	Short	10	June 2021	€—[4]	(454)	(10)
FTSE 100 Index Contracts	Short	7	June 2021	£—[4]	(644)	5
Russell 2000 Mini Index Contracts	Short	3	June 2021	$—[4]	(333)	17
S&P Mid 400 E-mini Index Contracts	Short	3	June 2021	—[4]	(782)	3
Nikkei 225 Index Contracts	Short	1	June 2021	¥(1)	(265)	(5)
S&P 500 E-mini Index Contracts	Short	233	June 2021	$(12)	(46,220)	(466)
Euro Currency Contracts	Short	3	June 2021	€(375)	(440)	7
British Pound Currency Contracts	Short	8	June 2021	£(500)	(689)	6
Japanese Yen Currency Contracts	Short	3	June 2021	¥(37,500)	(339)	7
						$(682)
American Funds Insurance Series — Managed Risk Blue Chip Income and Growth Fund — Page 218 of 240

unaudited
Investments in affiliates5

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 3/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 80.32%
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	$285,450	$2,548	$26,993	$8,149	$19,537	$288,691	$—	$—
Fixed income funds 14.98%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	53,565	6,696	4,959	(182)	(1,261)	53,859	—	—
Total 95.30%				$7,967	$18,276	$342,550	$—	$—
[1]	Rate represents the seven-day yield at 3/31/2021.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Amount less than one thousand.
[5]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
Key to symbols
£ = British pounds
€ = Euros
¥ = Japanese yen
$ = U.S. dollars
American Funds Insurance Series — Managed Risk Blue Chip Income and Growth Fund — Page 219 of 240

Managed Risk Growth-Income Fund
Investment portfolio
March 31, 2021
unaudited
Growth-and-income funds 79.70%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	33,677,748	$1,983,956
Total growth-and-income funds (cost: $1,546,824,000)		1,983,956
Fixed income funds 14.85%
American Funds Insurance Series – Bond Fund, Class 1	31,859,458	369,570
Total fixed income funds (cost: $369,256,000)		369,570
Short-term securities 4.86%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%[1]	120,868,718	120,869
Total short-term securities (cost: $120,869,000)		120,869
Options purchased 0.56%
Options purchased*		13,888
Total options purchased (cost: $38,110,000)		13,888
Total investment securities 99.97% (cost: $2,075,059,000)		2,488,283
Other assets less liabilities 0.03%		836
Net assets 100.00%		$2,489,119
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 3/31/2021 (000)
S&P 500 Index	200	$795	$2,325.00	6/18/2021	$61
S&P 500 Index	275	1,093	2,350.00	6/18/2021	86
S&P 500 Index	625	2,483	2,375.00	6/18/2021	209
S&P 500 Index	1,980	7,866	2,400.00	6/18/2021	673
S&P 500 Index	1,285	5,105	2,425.00	6/18/2021	463
S&P 500 Index	55	219	2,475.00	6/18/2021	21
S&P 500 Index	280	1,112	2,325.00	9/17/2021	323
S&P 500 Index	100	397	2,350.00	9/17/2021	123
S&P 500 Index	295	1,172	2,375.00	9/17/2021	362
S&P 500 Index	655	2,602	2,400.00	9/17/2021	880
S&P 500 Index	7,550	29,995	2,425.00	9/17/2021	10,532
S&P 500 Index	110	437	2,450.00	9/17/2021	155
					$13,888
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 220 of 240

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 3/31/2021[3] (000)	Unrealized (depreciation) appreciation at 3/31/2021 (000)
5 Year U.S. Treasury Note Futures	Long	1,324	June 2021	$132,400	$163,380	$(2,112)
FTSE 100 Index Contracts	Short	43	June 2021	£—[4]	(3,956)	24
Euro Stoxx 50 Index Contracts	Short	112	June 2021	€(1)	(5,085)	(114)
Russell 2000 Mini Index Contracts	Short	13	June 2021	$(1)	(1,445)	63
Mini MSCI Emerging Market Index Contracts	Short	47	June 2021	(2)	(3,108)	11
S&P 500 E-mini Index Contracts	Short	60	June 2021	(3)	(11,902)	(71)
S&P Mid 400 E-mini Index Contracts	Short	28	June 2021	(3)	(7,295)	(30)
Nikkei 225 Index Contracts	Short	4	June 2021	¥(4)	(1,059)	(19)
British Pound Currency Contracts	Short	48	June 2021	£(3,000)	(4,134)	38
Euro Currency Contracts	Short	38	June 2021	€(4,750)	(5,577)	80
Japanese Yen Currency Contracts	Short	9	June 2021	¥(112,500)	(1,016)	20
						$(2,110)
Investments in affiliates5

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 3/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.70%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,938,260	$24,964	$101,673	$20,575	$101,830	$1,983,956	$—	$—
Fixed income funds 14.85%
American Funds Insurance Series – Bond Fund, Class 1	363,712	44,875	29,997	3,448	(12,468)	369,570	—	—
Total 94.55%				$24,023	$89,362	$2,353,526	$—	$—
[1]	Rate represents the seven-day yield at 3/31/2021.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Amount less than one thousand.
[5]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
Key to symbols
£ = British pounds
€ = Euros
¥ = Japanese yen
$ = U.S. dollars
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 221 of 240

Managed Risk Asset Allocation Fund
Investment portfolio
March 31, 2021
unaudited
Asset allocation funds 95.08%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	95,965,594	$2,651,529
Total asset allocation funds (cost: $2,157,580,000)		2,651,529
Short-term securities 4.71%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%[1]	131,180,698	131,181
Total short-term securities (cost: $131,181,000)		131,181
Total investment securities 99.79% (cost: $2,288,761,000)		2,782,710
Other assets less liabilities 0.21%		5,994
Net assets 100.00%		$2,788,704
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 3/31/2021[3] (000)	Unrealized (depreciation) appreciation at 3/31/2021 (000)
5 Year U.S. Treasury Note Futures	Long	2,420	June 2021	$242,000	$298,624	$(2,481)
FTSE 100 Index Contracts	Short	10	June 2021	£—[4]	(920)	7
Euro Stoxx 50 Index Contracts	Short	87	June 2021	€(1)	(3,950)	(94)
Russell 2000 Mini Index Contracts	Short	35	June 2021	$(2)	(3,889)	193
S&P Mid 400 E-mini Index Contracts	Short	23	June 2021	(2)	(5,992)	17
Mini MSCI Emerging Market Index Contracts	Short	87	June 2021	(4)	(5,753)	27
Nikkei 225 Index Contracts	Short	6	June 2021	¥(6)	(1,588)	(31)
S&P 500 E-mini Index Contracts	Short	487	June 2021	$(24)	(96,606)	(973)
British Pound Currency Contracts	Short	12	June 2021	£(750)	(1,034)	9
Euro Currency Contracts	Short	29	June 2021	€(3,625)	(4,256)	65
Japanese Yen Currency Contracts	Short	14	June 2021	¥(175,000)	(1,581)	31
						$(3,230)
Investments in affiliates5

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 3/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 95.08%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$2,646,718	$191	$106,555	$21,131	$90,044	$2,651,529	$—	$—
American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 222 of 240

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[1]	Rate represents the seven-day yield at 3/31/2021.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Amount less than one thousand.
[5]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
Key to symbols
£ = British pounds
€ = Euros
¥ = Japanese yen
$ = U.S. dollars
American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 223 of 240

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset values of each share class of each managed risk fund are calculated based on the reported net asset values of the underlying funds in which each fund invests.
Exchange-traded options and futures are generally valued at the official closing price for options and the official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
American Funds Insurance Series — Page 224 of 240

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The following table presents the average month-end notional amounts of options purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps for each fund while held (dollars in thousands):
	Options contracts purchased	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable	$2,790	$4,778	Not applicable	Not applicable
Capital Income Builder	Not applicable	60,250	743	$49,605	$3,401
Asset Allocation Fund	Not applicable	1,194,129	Not applicable	110,622	92,058
Global Balanced Fund	Not applicable	17,941	29,906	7,220	3,227
Bond Fund	Not applicable	4,165,786	423,091	817,522	Not applicable
Capital World Bond Fund	Not applicable	336,006	612,739	81,053	73,893
High-Income Bond Fund	Not applicable	40,180	Not applicable	Not applicable	33,405
Mortgage Fund	Not applicable	66,192	Not applicable	75,258	Not applicable
U.S. Government/AAA-Rated Securities Fund	Not applicable	1,708,012	Not applicable	1,565,914	Not applicable
Managed Risk Growth Fund	Not applicable	160,146	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	Not applicable	559,543	Not applicable	Not applicable	Not applicable
Managed Risk Blue Chip Income and Growth Fund	Not applicable	110,047	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	$43,883	577,468	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	Not applicable	582,006	Not applicable	Not applicable	Not applicable
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
American Funds Insurance Series — Page 225 of 240

unaudited
Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of March 31, 2021 (dollars in thousands):
Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,517,659	$1,191,045	$—	$2,708,704
Consumer discretionary	993,219	547,548	—	1,540,767
Health care	729,851	217,143	—	946,994
Financials	380,154	438,362	—	818,516
Communication services	521,010	190,181	15,865	727,056
Consumer staples	263,493	255,338	—	518,831
Industrials	29,611	267,253	—	296,864
Materials	113,580	37,400	—	150,980
Energy	—	91,050	—	91,050
Real estate	—	31,063	—	31,063
Utilities	—	26,120	—	26,120
Preferred securities	—	263,155	—	263,155
Short-term securities	362,970	—	—	362,970
Total	$4,911,547	$3,555,658	$15,865	$8,483,070
Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$718,690	$537,554	$1,418	$1,257,662
Health care	783,471	358,031	3	1,141,505
Consumer discretionary	505,960	445,941	—	951,901
Industrials	204,487	547,229	—	751,716
Financials	215,899	115,140	40,376	371,415
Communication services	67,237	71,352	—	138,589
Materials	25,721	95,584	—	121,305
Consumer staples	86,591	27,083	—	113,674
Real estate	77,135	35,526	—	112,661
Utilities	4,134	64,677	—	68,811
Energy	20,901	2,151	11,855	34,907
Preferred securities	16,895	—	87,740	104,635
Rights & warrants	—	11,765	—	11,765
Short-term securities	169,464	—	—	169,464
Total	$2,896,585	$2,312,033	$141,392	$5,350,010
American Funds Insurance Series — Page 226 of 240

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The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended March 31, 2021 (dollars in thousands):
	Beginning value at 1/1/2021	Transfers into Level 3*	Purchases	Sales	Net realized gain	Unrealized appreciation	Transfers out of Level 3*	Ending value at 3/31/2021
Investment securities	$103,891	$—	$48,941	$(13,377)	$—	$1,937	$—	$141,392
Net unrealized appreciation during the period on Level 3 investment securities held at March 31, 2021								$4,824
*	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 3/31/2021	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Common stocks	$ 53,652	Liquidation value	N/A	N/A	N/A	N/A
		Transaction price	N/A	N/A	N/A	N/A
		Market comparable companies	Price/Cash flow multiple	10.0x	10.0x	Increase
			DLOM	25%	25%	Decrease
			$ per one billion Btu	$ 2.25	$ 2.25	Increase
			MMTPA	10 MMTPA	10 MMTPA	Increase
Preferred securities	87,740	Transaction price	N/A	N/A	N/A	N/A
Total	$ 141,392
*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations
Btu = British thermal unit
DLOM = Discount for lack of marketability
MMTPA = Million metric tonnes per annum
American Funds Insurance Series — Page 227 of 240

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Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$7,733,631	$979,889	$—	$8,713,520
Communication services	7,603,334	—	—	7,603,334
Consumer discretionary	6,489,648	485,052	—	6,974,700
Health care	4,580,320	66,493	41,103	4,687,916
Industrials	3,278,453	463,990	—	3,742,443
Financials	2,365,548	51,746	—	2,417,294
Consumer staples	1,131,256	174,375	—	1,305,631
Materials	1,264,331	—	—	1,264,331
Energy	826,855	—	—	826,855
Utilities	285,702	20,269	—	305,971
Real estate	242,183	—	—	242,183
Preferred securities	—	38,111	11,978	50,089
Convertible bonds & notes	—	—	29,979	29,979
Short-term securities	1,203,833	—	—	1,203,833
Total	$37,005,094	$2,279,925	$83,060	$39,368,079
International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$137,876	$1,824,572	$—	$1,962,448
Health care	119,808	1,212,760	6	1,332,574
Industrials	139,824	1,112,351	—	1,252,175
Consumer discretionary	356,371	872,368	—	1,228,739
Energy	323,283	593,329	—	916,612
Information technology	333,371	570,341	—	903,712
Communication services	185,055	492,678	38,290	716,023
Materials	481,048	168,664	—	649,712
Utilities	—	292,642	—	292,642
Consumer staples	9,742	230,021	—	239,763
Real estate	—	39,191	—	39,191
Preferred securities	85,508	78,590	—	164,098
Rights & warrants	—	27,380	—	27,380
Short-term securities	447,288	—	—	447,288
Total	$2,619,174	$7,514,887	$38,296	$10,172,357
American Funds Insurance Series — Page 228 of 240

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New World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$542,967	$264,117	$—	$807,084
Consumer discretionary	211,022	329,862	—	540,884
Financials	88,548	419,379	—	507,927
Health care	219,630	271,145	1	490,776
Communication services	254,561	119,475	10,294	384,330
Materials	157,847	107,718	—	265,565
Industrials	69,700	169,940	—	239,640
Consumer staples	27,251	176,498	—	203,749
Energy	34,210	97,872	—	132,082
Real estate	21,681	69,662	—	91,343
Utilities	10,955	59,677	—	70,632
Preferred securities	26,760	12,762	5,507	45,029
Rights & warrants	55	8,411	—	8,466
Convertible bonds & notes	—	113	—	113
Bonds, notes & other debt instruments	—	111,819	—	111,819
Short-term securities	356,122	—	—	356,122
Total	$2,021,309	$2,218,450	$15,802	$4,255,561

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$257	$—	$—	$257
Unrealized appreciation on open forward currency contracts	—	54	—	54
Liabilities:
Unrealized depreciation on futures contracts	(133)	—	—	(133)
Total	$124	$54	$—	$178
*	Futures contracts and forward currency contracts are not included in the investment portfolio.
American Funds Insurance Series — Page 229 of 240

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Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,699,202	$—	$—	$1,699,202
Health care	1,670,937	—	—	1,670,937
Industrials	1,352,753	—	—	1,352,753
Energy	1,122,063	—	—	1,122,063
Communication services	906,314	—	—	906,314
Financials	902,670	—	—	902,670
Consumer discretionary	809,974	—	—	809,974
Consumer staples	733,891	—	—	733,891
Utilities	356,329	—	—	356,329
Materials	270,661	—	—	270,661
Real estate	173,318	—	—	173,318
Convertible stocks	87,136	—	—	87,136
Convertible bonds & notes	—	14,835	—	14,835
Short-term securities	127,111	—	—	127,111
Total	$10,212,359	$14,835	$—	$10,227,194
Global Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$214,131	$196,964	$—	$411,095
Financials	137,530	213,037	—	350,567
Industrials	135,079	120,010	—	255,089
Consumer discretionary	100,763	120,977	—	221,740
Health care	129,890	76,062	—	205,952
Communication services	143,964	22,782	—	166,746
Materials	38,725	86,621	—	125,346
Utilities	26,451	89,048	—	115,499
Energy	42,453	62,974	—	105,427
Consumer staples	36,444	63,422	—	99,866
Real estate	29,976	26,428	—	56,404
Bonds, notes & other debt instruments	—	33,870	—	33,870
Short-term securities	46,635	—	—	46,635
Total	$1,082,041	$1,112,195	$—	$2,194,236
American Funds Insurance Series — Page 230 of 240

unaudited
Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$7,857,390	$446,189	$—	$8,303,579
Communication services	5,780,161	176,891	—	5,957,052
Health care	4,313,893	665,876	—	4,979,769
Financials	4,181,578	21,742	—	4,203,320
Consumer discretionary	3,532,148	174,271	—	3,706,419
Industrials	3,187,620	467,908	—	3,655,528
Consumer staples	1,420,987	533,325	—	1,954,312
Materials	1,696,424	105,626	—	1,802,050
Energy	1,218,634	—	—	1,218,634
Real estate	1,093,509	—	—	1,093,509
Utilities	701,341	348,522	—	1,049,863
Convertible stocks	380,983	—	—	380,983
Bonds, notes & other debt instruments	—	13,524	—	13,524
Short-term securities	1,966,487	—	—	1,966,487
Total	$37,331,155	$2,953,874	$—	$40,285,029
International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$19,237	$238,199	$—	$257,436
Consumer discretionary	—	201,835	—	201,835
Industrials	20,585	122,651	—	143,236
Health care	7,639	122,352	4	129,995
Communication services	37,517	89,628	—	127,145
Materials	52,029	58,317	—	110,346
Information technology	15,999	90,061	—	106,060
Consumer staples	12,424	86,091	—	98,515
Utilities	—	71,345	—	71,345
Energy	18,287	29,163	—	47,450
Real estate	—	26,448	—	26,448
Preferred securities	18,927	14,530	—	33,457
Rights & warrants	—	7,921	—	7,921
Bonds, notes & other debt instruments	—	8,075	—	8,075
Short-term securities	53,791	—	—	53,791
Total	$256,435	$1,166,616	$4	$1,423,055
American Funds Insurance Series — Page 231 of 240

unaudited
Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$100,913	$81,888	$—	$182,801
Information technology	83,598	22,663	—	106,261
Consumer staples	57,585	43,640	—	101,225
Health care	67,326	25,689	—	93,015
Real estate	60,916	18,282	—	79,198
Utilities	30,513	48,313	—	78,826
Energy	48,818	11,856	—	60,674
Materials	29,566	24,454	—	54,020
Communication services	26,548	26,650	—	53,198
Industrials	26,737	19,945	—	46,682
Consumer discretionary	14,203	11,329	—	25,532
Preferred securities	—	2,538	—	2,538
Rights & warrants	3	—	—	3
Convertible stocks	11,949	—	—	11,949
Convertible bonds & notes	—	553	—	553
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	95,130	—	95,130
Corporate bonds, notes & loans	—	56,149	—	56,149
Mortgage-backed obligations	—	42,468	—	42,468
Asset-backed obligations	—	3,894	—	3,894
Bonds & notes of governments & government agencies outside the U.S.	—	1,601	—	1,601
Municipals	—	677	—	677
Short-term securities	83,064	—	—	83,064
Total	$641,739	$537,719	$—	$1,179,458

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$235	$—	$—	$235
Unrealized appreciation on open forward currency contracts	—	6	—	6
Unrealized appreciation on interest rate swaps	—	1,834	—	1,834
Unrealized appreciation on credit default swaps	—	1	—	1
Liabilities:
Unrealized depreciation on futures contracts	(646)	—	—	(646)
Total	$(411)	$1,841	$—	$1,430
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 232 of 240

unaudited
Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$5,004,655	$—	$—	$5,004,655
Financials	3,179,381	216,089	482	3,395,952
Health care	2,918,734	113,233	14,455	3,046,422
Consumer discretionary	2,123,971	186,032	—	2,310,003
Consumer staples	1,391,857	357,190	—	1,749,047
Communication services	1,473,086	76,078	—	1,549,164
Materials	1,078,676	95,627	—	1,174,303
Industrials	993,137	142,267	12,102	1,147,506
Energy	670,156	27,547	670	698,373
Real estate	518,434	—	—	518,434
Utilities	30,090	239,796	—	269,886
Preferred securities	—	—	317	317
Rights & warrants	896	—	—	896
Convertible stocks	105,695	42,582	—	148,277
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	—	3,604,065	4,476	3,608,541
U.S. Treasury bonds & notes	—	2,232,437	—	2,232,437
Mortgage-backed obligations	—	2,078,947	—	2,078,947
Asset-backed obligations	—	257,047	—	257,047
Bonds & notes of governments & government agencies outside the U.S.	—	54,283	—	54,283
Federal agency bonds & notes	—	35,788	—	35,788
Municipals	—	32,526	—	32,526
Short-term securities	2,752,670	—	—	2,752,670
Total	$22,241,438	$9,791,534	$32,502	$32,065,474

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$20,411	$—	$—	$20,411
Unrealized appreciation on interest rate swaps	—	1,008	—	1,008
Unrealized appreciation on credit default swaps	—	—†	—	—†
Liabilities:
Unrealized depreciation on futures contracts	(12,188)	—	—	(12,188)
Unrealized depreciation on credit default swaps	—	(176)	—	(176)
Total	$8,223	$832	$—	$9,055
*	Futures contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
†	Amount less than one thousand.
American Funds Insurance Series — Page 233 of 240

unaudited
Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$27,718	$33,190	$—	$60,908
Health care	21,243	14,262	—	35,505
Financials	21,283	12,875	—	34,158
Consumer staples	14,606	12,314	—	26,920
Industrials	8,343	14,038	—	22,381
Consumer discretionary	14,044	8,031	—	22,075
Communication services	6,618	5,530	—	12,148
Materials	3,651	8,178	—	11,829
Real estate	8,023	3,064	—	11,087
Energy	7,467	2,240	—	9,707
Utilities	780	3,571	—	4,351
Preferred securities	—	1,693	—	1,693
Convertible stocks	1,581	—	—	1,581
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	63,386	—	63,386
U.S. Treasury bonds & notes	—	44,168	—	44,168
Corporate bonds, notes & loans	—	20,898	—	20,898
Mortgage-backed obligations	—	3,350	—	3,350
Municipals	—	181	—	181
Asset-backed obligations	—	90	—	90
Short-term securities	39,633	4,800	—	44,433
Total	$174,990	$255,859	$—	$430,849

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$113	$—	$—	$113
Unrealized appreciation on open forward currency contracts	—	187	—	187
Unrealized appreciation on interest rate swaps	—	28	—	28
Liabilities:
Unrealized depreciation on futures contracts	(117)	—	—	(117)
Unrealized depreciation on open forward currency contracts	—	(306)	—	(306)
Unrealized depreciation on interest rate swaps	—	(27)	—	(27)
Unrealized depreciation on credit default swaps	—	(3)	—	(3)
Total	$(4)	$(121)	$—	$(125)
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 234 of 240

unaudited
Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$3,755,665	$—	$3,755,665
Corporate bonds, notes & loans	—	3,746,767	—	3,746,767
U.S. Treasury bonds & notes	—	2,921,878	—	2,921,878
Bonds & notes of governments & government agencies outside the U.S.	—	335,172	—	335,172
Asset-backed obligations	—	328,855	—	328,855
Municipals	—	239,429	—	239,429
Federal agency bonds & notes	—	12,598	—	12,598
Short-term securities	2,626,256	—	—	2,626,256
Total	$2,626,256	$11,340,364	$—	$13,966,620

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$29,471	$—	$—	$29,471
Unrealized appreciation on open forward currency contracts	—	4,545	—	4,545
Unrealized appreciation on interest rate swaps	—	4,212	—	4,212
Liabilities:
Unrealized depreciation on futures contracts	(13,559)	—	—	(13,559)
Unrealized depreciation on open forward currency contracts	—	(1,058)	—	(1,058)
Unrealized depreciation on interest rate swaps	—	(22,232)	—	(22,232)
Total	$15,912	$(14,533)	$—	$1,379
*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 235 of 240

unaudited
Capital World Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$379,770	$—	$379,770
Japanese yen	—	219,235	—	219,235
Chinese yuan renminbi	—	184,355	—	184,355
British pounds	—	84,432	—	84,432
Danish kroner	—	52,711	—	52,711
Brazilian reais	—	45,931	—	45,931
Canadian dollars	—	45,452	—	45,452
Mexican pesos	—	42,901	—	42,901
Australian dollars	—	40,344	—	40,344
Russian rubles	—	37,363	—	37,363
Malaysian ringgits	—	25,266	—	25,266
Indonesian rupiah	—	15,472	—	15,472
South Korean won	—	12,531	—	12,531
Colombian pesos	—	9,692	—	9,692
Chilean pesos	—	8,028	—	8,028
Israeli shekels	—	7,755	—	7,755
Ukrainian hryvnia	—	7,425	—	7,425
Norwegian kroner	—	5,900	—	5,900
New Zealand dollars	—	3,907	—	3,907
Indian rupees	—	3,786	—	3,786
South African rand	—	3,119	—	3,119
Ghanaian cedi	—	2,740	—	2,740
Peruvian nuevos soles	—	1,733	—	1,733
Polish zloty	—	1,373	—	1,373
Romanian leu	—	1,292	—	1,292
U.S. dollars	—	829,015	23	829,038
Preferred securities	—	—	33	33
Common stocks	1,667	—	1,335	3,002
Rights & warrants	162	—	—*	162
Short-term securities	234,645	8,824	—	243,469
Total	$236,474	$2,080,352	$1,391	$2,318,217

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,841	$—	$—	$2,841
Unrealized appreciation on open forward currency contracts	—	5,501	—	5,501
Unrealized appreciation on interest rate swaps	—	425	—	425
Unrealized appreciation on credit default swaps	—	290	—	290
Liabilities:
Unrealized depreciation on futures contracts	(2,244)	—	—	(2,244)
Unrealized depreciation on open forward currency contracts	—	(7,463)	—	(7,463)
Unrealized depreciation on interest rate swaps	—	(520)	—	(520)
Unrealized depreciation on credit default swaps	—	(85)	—	(85)
Total	$597	$(1,852)	$—	$(1,255)
*	Amount less than one thousand.
†	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 236 of 240

unaudited
High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$773,621	$4,516	$778,137
U.S. Treasury bonds & notes	—	1,016	—	1,016
Municipals	—	5	—	5
Convertible bonds & notes	—	3,780	68	3,848
Convertible stocks	2,843	463	—	3,306
Common stocks	19,053	4,453	24,903	48,409
Preferred securities	—	2,514	719	3,233
Rights & warrants	588	98	—[1]	686
Short-term securities	29,634	—	—	29,634
Total	$52,118	$785,950	$30,206	$868,274

	Other investments[2]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$999	$—	$—	$999
Liabilities:
Unrealized depreciation on credit default swaps	—	(81)	—	(81)
Total	$999	$(81)	$—	$918
[1]	Amount less than one thousand.
[2]	Futures contracts and credit default swaps are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended March 31, 2021 (dollars in thousands):
	Beginning value at 1/1/2021	Transfers into Level 3[3]	Purchases	Sales	Net realized loss	Unrealized appreciation	Transfers out of Level 3[3]	Ending value at 3/31/2021
Investment securities	$28,783	$—	$348	$(855)	$(7,021)	$8,951	$—	$30,206
Net unrealized appreciation during the period on Level 3 investment securities held at March 31, 2021								$1,930
3Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
American Funds Insurance Series — Page 237 of 240

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 3/31/2021	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Bonds, notes & other debt instruments	$ 4,516	Estimated recovery value	Expected sale proceeds	N/A	N/A	N/A
			Exchange terms	N/A	N/A	N/A
			Vendor price	N/A	N/A	N/A
			Valuation cap	N/A	N/A	N/A
		Yield analysis	YTM risk premium	200 bps	200 bps	Decrease
Convertible bonds & notes	68	Transaction price	N/A	N/A	N/A	N/A
Preferred securities	719	Market comparable companies	EV/EBITDA multiple	3.5x	3.5x	Increase
			DLOM	30%	30%	Decrease
Common stocks	24,903	Estimated recovery value	N/A	N/A	N/A	N/A
			Exchange terms	N/A	N/A	N/A
			Risk discount	90%	90%	Decrease
			Par value	N/A	N/A	N/A
			Adjustment based on market decline	20%	20%	Decrease
		Market comparable companies	EV/EBITDA multiple	5.8x	5.8x	Increase
			EV/EBITDA less CapEx multiple	10.3x - 20.1x	17.0x	Increase
			Discount to EV/EBITDA less CapEx multiple	45%	45%	Decrease
			DLOM	16% - 21%	19%	Decrease
		Recent market information	Vendor price	N/A	N/A	N/A
			Quoted price	N/A	N/A	N/A
			DLOM	17% - 20%	18%	Decrease
		Transaction price	N/A	N/A	N/A	N/A
Rights & warrants	—[3]	Estimated recovery value	N/A	N/A	N/A	N/A
Total	$30,206
[1]	Weighted average is by relative fair value.
[2]	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
3Amount less than one thousand.
Key to abbreviations
CapEx = Capital expenditure
DLOM = Discount for lack of marketability
EBITDA = Earnings before income taxes, depreciation and amortization
EV = Enterprise value
YTM = Yield to maturity
American Funds Insurance Series — Page 238 of 240

unaudited
American Funds Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$194,846	$—	$194,846
U.S. Treasury bonds & notes	—	37,094	—	37,094
Asset-backed obligations	—	6,962	—	6,962
Federal agency bonds & notes	—	278	—	278
Short-term securities	—	196,030	—	196,030
Total	$—	$435,210	$—	$435,210

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$353	$—	$—	$353
Unrealized appreciation on interest rate swaps	—	2,928	—	2,928
Liabilities:
Unrealized depreciation on futures contracts	(227)	—	—	(227)
Total	$126	$2,928	$—	$3,054
*	Futures contracts and interest rate swaps are not included in the investment portfolio.
Ultra-Short Bond Fund

At March 31, 2021, all of the fund’s investment securities were classified as Level 2.
U.S. Government/AAA-Rated Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$896,065	$—	$896,065
Mortgage-backed obligations	—	536,225	—	536,225
Federal agency bonds & notes	—	263,207	—	263,207
Short-term securities	—	706,125	—	706,125
Total	$—	$2,401,622	$—	$2,401,622

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$10,380	$—	$—	$10,380
Unrealized appreciation on interest rate swaps	—	59,389	—	59,389
Liabilities:
Unrealized depreciation on futures contracts	(10,101)	—	—	(10,101)
Unrealized depreciation on interest rate swaps	—	(7,890)	—	(7,890)
Total	$279	$51,499	$—	$51,778
*	Futures contracts and interest rate swaps are not included in the investment portfolio.
American Funds Insurance Series — Page 239 of 240

unaudited
Managed Risk Growth Fund

At March 31, 2021, all of the fund’s investments were classified as Level 1.
Managed Risk International Fund

At March 31, 2021, all of the fund’s investments were classified as Level 1.
Managed Risk Blue Chip Income and Growth Fund

At March 31, 2021, all of the fund’s investments were classified as Level 1.
Managed Risk Growth-Income Fund

At March 31, 2021, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund

At March 31, 2021, all of the fund’s investments were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
INGEFP1-998-0521O-S78074	American Funds Insurance Series — Page 240 of 240